UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,

Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders

[Attached EDGARIZED SEMI-ANNUAL REPORT]

Semi-Annual Report June 30, 2019

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering 27 Portfolios

• Growth Stock Portfolio	• International Growth Portfolio
• Focused Appreciation Portfolio	• Research International Core Portfolio
• Large Cap Core Stock Portfolio	• International Equity Portfolio
• Large Cap Blend Portfolio	• Emerging Markets Equity Portfolio
• Index 500 Stock Portfolio	• Government Money Market Portfolio
• Large Company Value Portfolio	• Short-Term Bond Portfolio
• Domestic Equity Portfolio	• Select Bond Portfolio
• Equity Income Portfolio	• Long-Term U.S. Government Bond Portfolio
• Mid Cap Growth Stock Portfolio	• Inflation Protection Portfolio
• Index 400 Stock Portfolio	• High Yield Bond Portfolio
• Mid Cap Value Portfolio	• Multi-Sector Bond Portfolio
• Small Cap Growth Stock Portfolio	• Balanced Portfolio
• Index 600 Stock Portfolio	• Asset Allocation Portfolio
• Small Cap Value Portfolio

Beginning on or after January 1, 2021 as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail unless you specifically request paper copies of the reports from us at (888) 455-2232, free of charge. Instead, your Fund annual and semi-annual reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically, and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by signing up for eDelivery at NorthwesternMutal.com/Paperless.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at (888) 455-2232. Your election to receive reports in paper will apply to all future shareholder reports.

Northwestern Mutual Series Fund, Inc.

Mason Street Advisors, LLC (“Mason Street Advisors”), adviser to the Northwestern Mutual Series Fund, Inc., is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Mason Street Advisors is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc., and has engaged and oversees sub-advisers who provide day-to-day management for certain of the Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

The views expressed in the portfolio manager commentaries set forth in the following pages reflect those of the portfolio managers only through the end of the period covered by this report and do not necessarily represent the views of any affiliated organization. The views expressed are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. These views are subject to change at any time based upon market conditions or other events and should not be relied upon as investment advice. Mason Street Advisors disclaims any responsibility to update these views.

Expense Examples (unaudited)

EXAMPLE

As a shareholder of each Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Portfolio provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period January 1, 2019 to June 30, 2019*	Annualized Expense Ratio

Growth Stock Portfolio Actual	$1,000.00	$1,208.79	$2.30	0.42%
Hypothetical (5% return before expenses)	1,000.00	1,022.71	2.11	0.42

Focused Appreciation Portfolio Actual	1,000.00	1,220.49	3.47	0.63
Hypothetical (5% return before expenses)	1,000.00	1,021.67	3.16	0.63

Large Cap Core Stock Portfolio Actual	1,000.00	1,193.45	2.45	0.45
Hypothetical (5% return before expenses)	1,000.00	1,022.56	2.26	0.45

Large Cap Blend Portfolio Actual	1,000.00	1,165.45	4.40	0.82
Hypothetical (5% return before expenses)	1,000.00	1,020.73	4.11	0.82

Index 500 Stock Portfolio Actual	1,000.00	1,183.92	1.08	0.20
Hypothetical (5% return before expenses)	1,000.00	1,023.80	1.00	0.20

Expense Examples (unaudited)

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period January 1, 2019 to June 30, 2019*	Annualized Expense Ratio

Large Company Value Portfolio Actual	$1,000.00	$1,164.04	$4.02	0.75%
Hypothetical (5% return before expenses)	1,000.00	1,021.08	3.76	0.75

Domestic Equity Portfolio Actual	1,000.00	1,112.98	2.78	0.53
Hypothetical (5% return before expenses)	1,000.00	1,022.17	2.66	0.53

Equity Income Portfolio Actual	1,000.00	1,157.96	3.26	0.61
Hypothetical (5% return before expenses)	1,000.00	1,021.77	3.06	0.61

Mid Cap Growth Stock Portfolio Actual	1,000.00	1,260.87	3.03	0.54
Hypothetical (5% return before expenses)	1,000.00	1,022.12	2.71	0.54

Index 400 Stock Portfolio Actual	1,000.00	1,178.67	1.40	0.26
Hypothetical (5% return before expenses)	1,000.00	1,023.51	1.30	0.26

Mid Cap Value Portfolio Actual	1,000.00	1,172.97	4.04	0.75
Hypothetical (5% return before expenses)	1,000.00	1,021.08	3.76	0.75

Small Cap Growth Stock Portfolio Actual	1,000.00	1,237.43	3.11	0.56
Hypothetical (5% return before expenses)	1,000.00	1,022.02	2.81	0.56

Index 600 Stock Portfolio Actual	1,000.00	1,135.24	1.64	0.31
Hypothetical (5% return before expenses)	1,000.00	1,023.26	1.56	0.31

Small Cap Value Portfolio Actual	1,000.00	1,174.17	4.69	0.87
Hypothetical (5% return before expenses)	1,000.00	1,020.48	4.36	0.87

International Growth Portfolio Actual	1,000.00	1,211.62	3.56	0.65
Hypothetical (5% return before expenses)	1,000.00	1,021.57	3.26	0.65

Research International Core Portfolio Actual	1,000.00	1,173.47	4.15	0.77
Hypothetical (5% return before expenses)	1,000.00	1,020.98	3.86	0.77

International Equity Portfolio Actual	1,000.00	1,069.62	2.77	0.54
Hypothetical (5% return before expenses)	1,000.00	1,022.12	2.71	0.54

Emerging Markets Equity Portfolio Actual	1,000.00	1,153.19	5.29	0.99
Hypothetical (5% return before expenses)	1,000.00	1,019.89	4.96	0.99

Expense Examples (unaudited)

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period January 1, 2019 to June 30, 2019*	Annualized Expense Ratio

Government Money Market Portfolio Actual	$1,000.00	$1,010.60	$1.65	0.33%
Hypothetical (5% return before expenses)	1,000.00	1,023.16	1.66	0.33

Short-Term Bond Portfolio Actual	1,000.00	1,030.07	2.01	0.40
Hypothetical (5% return before expenses)	1,000.00	1,022.81	2.01	0.40

Select Bond Portfolio Actual	1,000.00	1,061.17	1.53	0.30
Hypothetical (5% return before expenses)	1,000.00	1,023.31	1.51	0.30

Long-Term U.S. Government Bond Portfolio Actual	1,000.00	1,099.11	5.31	1.02
Hypothetical (5% return before expenses)	1,000.00	1,019.74	5.11	1.02

Inflation Protection Portfolio Actual	1,000.00	1,066.79	2.82	0.55
Hypothetical (5% return before expenses)	1,000.00	1,022.07	2.76	0.55

High Yield Bond Portfolio Actual	1,000.00	1,101.89	2.29	0.44
Hypothetical (5% return before expenses)	1,000.00	1,022.61	2.21	0.44

Multi-Sector Bond Portfolio Actual	1,000.00	1,098.38	3.90	0.75
Hypothetical (5% return before expenses)	1,000.00	1,021.08	3.76	0.75

Balanced Portfolio Actual	1,000.00	1,119.85	0.32	0.06
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.30	0.06

Asset Allocation Portfolio Actual	1,000.00	1,139.60	0.48	0.09
Hypothetical (5% return before expenses)	1,000.00	1,024.35	0.45	0.09

* Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the direct expenses of the Portfolio and do not include the effect of the underlying Portfolios’ expenses which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in the Prospectus.

Growth Stock Portfolio (unaudited)

Sector Allocation 6/30/19
Sector	% of Net Assets

Information Technology	35.4%

Health Care	16.7%

Consumer Discretionary	14.6%

Industrials	9.9%

Communication Services	9.1%

Consumer Staples	6.2%

Financials	3.1%

Materials	2.2%

Utilities	1.4%

Short-Term Investments & Other Net Assets	0.8%

Energy	0.6%
Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Communication Services (9.1%)
Alphabet, Inc. - Class A *	15,945	17,265
Alphabet, Inc. - Class C *	36,159	39,085
T-Mobile US, Inc. *	231,858	17,190
Twitter, Inc. *	328,532	11,466
Verizon Communications, Inc.	178,266	10,184
Total		95,190

Consumer Discretionary (14.6%)
Amazon.com, Inc. *	36,879	69,835
Chipotle Mexican Grill, Inc. *	16,263	11,919
McDonald’s Corp.	88,535	18,385
Netflix, Inc. *	54,764	20,116
O’Reilly Automotive, Inc. *	50,156	18,524
PVH Corp.	80,379	7,607
Wayfair, Inc. - Class A *	41,997	6,131
Total		152,517

Consumer Staples (6.2%)
Colgate-Palmolive Co.	191,593	13,731
Costco Wholesale Corp.	12,309	3,253
PepsiCo, Inc.	196,604	25,781
The Procter & Gamble Co.	95,285	10,448
Walmart, Inc.	102,506	11,326
Total		64,539

Energy (0.6%)
Marathon Petroleum Corp.	121,492	6,789
Total		6,789

Financials (3.1%)
Ameriprise Financial, Inc.	80,202	11,642
The Progressive Corp.	259,894	20,773
Total		32,415

Health Care (16.7%)
Align Technology, Inc. *	19,437	5,320
Anthem, Inc.	63,080	17,802
BioMarin Pharmaceutical, Inc. *	79,633	6,821
Boston Scientific Corp. *	503,183	21,627
Charles River Laboratories International, Inc. *	56,102	7,961
Danaher Corp.	90,179	12,888
Edwards Lifesciences Corp. *	48,167	8,898

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Eli Lilly & Co.	121,674	13,480
Illumina, Inc. *	25,495	9,386
Merck & Co., Inc.	284,612	23,865
Neurocrine Biosciences, Inc. *	58,382	4,929
Sage Therapeutics, Inc. *	40,048	7,332
Sarepta Therapeutics, Inc. *	50,980	7,747
Varian Medical Systems, Inc. *	81,768	11,131
Vertex Pharmaceuticals, Inc. *	43,422	7,963
Zoetis, Inc.	68,475	7,771
Total		174,921

Industrials (9.9%)
CoStar Group, Inc. *	19,609	10,864
Fortive Corp.	215,971	17,606
Honeywell International, Inc.	131,672	22,989
Ingersoll-Rand PLC	105,255	13,333
Union Pacific Corp.	126,407	21,377
United Technologies Corp.	133,049	17,323
Total		103,492

Information Technology (35.4%)
Apple, Inc.	230,530	45,626
Broadcom, Inc.	73,252	21,086
FleetCor Technologies, Inc. *	34,333	9,642
HubSpot, Inc. *	48,813	8,324
International Business Machines Corp.	142,978	19,717
Microchip Technology, Inc.	81,843	7,096
Microsoft Corp.	507,038	67,923
Palo Alto Networks, Inc. *	51,981	10,592
PayPal Holdings, Inc. *	191,409	21,909
QUALCOMM, Inc.	271,000	20,615
salesforce.com, Inc. *	119,158	18,080
ServiceNow, Inc. *	58,421	16,041
Splunk, Inc. *	70,086	8,813
SS&C Technologies Holdings, Inc.	271,126	15,619
Teradata Corp. *	177,498	6,363
Twilio, Inc. - Class A *	87,939	11,990
Visa, Inc. - Class A	259,733	45,077
Xilinx, Inc.	133,386	15,729
Total		370,242

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Materials (2.2%)
CF Industries Holdings, Inc.	238,149	11,124
Newmont Mining Corp.	318,972	12,271
Total		23,395

Utilities (1.4%)
NextEra Energy, Inc.	68,892	14,113
Total		14,113

Total Common Stocks (Cost: $783,695)		1,037,613

Short-Term Investments (3.1%)
Money Market Funds (3.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310% #	32,323,334	32,323
Total		32,323

Total Short-Term Investments (Cost: $32,323)		32,323

Total Investments (102.3%) (Cost: $816,018)@		1,069,936

Other Assets, Less Liabilities (-2.3%)		(24,134)

Net Assets (100.0%)		1,045,802

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $816,018 and the net unrealized appreciation of investments based on that cost was $253,918 which is comprised of $267,028 aggregate gross unrealized appreciation and $13,110 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$1,037,613	$—	$—
Short-Term Investments	32,323	—	—
Total Assets:	$1,069,936	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio (unaudited)

Sector Allocation 6/30/19
Sector	% of Net Assets

Information Technology	29.4%

Consumer Discretionary	18.9%

Health Care	13.9%

Consumer Staples	13.5%

Communication Services	11.1%

Industrials	5.3%

Financials	5.2%

Energy	1.5%

Short-Term Investments & Other Net Assets	1.2%

Sector Allocation is subject to change.

As a non-diversified portfolio, the Portfolio may hold fewer securities because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (11.1%)
Alphabet, Inc. - Class A *	22,806	24,694
Alphabet, Inc. - Class C *	22,850	24,699
Facebook, Inc. - Class A *	304,890	58,844
Total		108,237

Consumer Discretionary (18.9%)
Alibaba Group Holding, Ltd., ADR *	296,384	50,222
Amazon.com, Inc. *	34,789	65,877
Starbucks Corp.	408,816	34,271
Yum China Holdings, Inc.	303,481	14,021
Yum! Brands, Inc.	175,871	19,464
Total		183,855

Consumer Staples (13.5%)
The Coca-Cola Co.	471,484	24,008
Colgate-Palmolive Co.	260,273	18,654
Danone SA, ADR	1,573,690	26,643
Monster Beverage Corp. *	516,247	32,952
The Procter & Gamble Co.	266,169	29,185
Total		131,442

Energy (1.5%)
Schlumberger, Ltd.	376,731	14,971
Total		14,971

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Financials (5.2%)
American Express Co.	95,542	11,794
FactSet Research Systems, Inc.	64,401	18,455
SEI Investments Co.	360,650	20,232
Total		50,481

Health Care (13.9%)
Alcon, Inc. *	33,614	2,086
Amgen, Inc.	78,944	14,548
Cerner Corp.	317,443	23,268
Merck & Co., Inc.	135,917	11,397
Novartis AG, ADR	167,153	15,263
Novo Nordisk A/S, ADR	515,218	26,297
Regeneron Pharmaceuticals, Inc. *	81,818	25,609
Varian Medical Systems, Inc. *	123,407	16,799
Total		135,267

Industrials (5.3%)
Deere & Co.	153,935	25,509
Expeditors International of Washington, Inc.	347,555	26,365
Total		51,874

Information Technology (29.4%)
Autodesk, Inc. *	247,375	40,297
Automatic Data Processing, Inc.	57,046	9,431
Cisco Systems, Inc.	544,141	29,781

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Microsoft Corp.	265,459	35,561
NVIDIA Corp.	134,138	22,029
Oracle Corp.	905,310	51,576
QUALCOMM, Inc.	406,216	30,901
Visa, Inc. - Class A	385,702	66,939
Total		286,515

Total Common Stocks (Cost: $620,538)		962,642
Short-Term Investments (0.4%)
Money Market Funds (0.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310% #	4,082,459	4,082
Total		4,082

Total Short-Term Investments (Cost: $4,082)		4,082

Total Investments (99.2%) (Cost: $624,620)@		966,724

Other Assets, Less Liabilities (0.8%)		7,438

Net Assets (100.0%)		974,162

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $624,620 and the net unrealized appreciation of investments based on that cost was $342,104 which is comprised of $360,718 aggregate gross unrealized appreciation and $18,614 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$962,642	$—	$—
Short-Term Investments	4,082	—	—

Total Assets:	$966,724	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio (unaudited)

Sector Allocation 6/30/19
Sector	% of Net Assets

Information Technology	18.8%

Health Care	14.5%

Consumer Discretionary	12.3%

Financials	11.2%

Industrials	10.9%

Communication Services	10.7%

Consumer Staples	5.8%

Energy	5.0%

Utilities	4.2%

Materials	3.2%

Real Estate	2.3%

Short-Term Investments & Other Net Assets	0.5%
Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (10.7%)
Alphabet, Inc. - Class A *	16,240	17,585
Charter Communications, Inc. - Class A *	10,818	4,275
Comcast Corp. - Class A	246,512	10,423
Facebook, Inc. - Class A *	77,913	15,037
Liberty Media Corp. - Liberty Formula One - Class C *	36,312	1,358
Spotify Technology SA *	5,212	762
Verizon Communications, Inc.	191,558	10,944
The Walt Disney Co.	23,761	3,318
Total		63,702

Consumer Discretionary (12.3%)
Amazon.com, Inc. *	16,374	31,006
Expedia, Inc.	40,757	5,422
Lennar Corp. - Class A	120,712	5,850
Lowe’s Companies, Inc.	71,573	7,222
Marriott International, Inc. - Class A	10,687	1,499
McDonald’s Corp.	31,278	6,495
MGM Resorts International	51,319	1,466
Netflix, Inc. *	10,068	3,698
NIKE, Inc. - Class B	26,915	2,260
The TJX Cos., Inc.	153,811	8,134
Total		73,052

Consumer Staples (5.8%)
The Coca-Cola Co.	238,634	12,151
Mondelez International, Inc.	82,114	4,426
Monster Beverage Corp. *	35,006	2,234
Philip Morris International, Inc.	64,313	5,051
The Procter & Gamble Co.	96,089	10,536
Total		34,398

Energy (5.0%)
Chevron Corp.	34,968	4,351
Concho Resources, Inc.	9,700	1,001
Diamondback Energy, Inc.	12,610	1,374
Encana Corp.	244,961	1,257
Exxon Mobil Corp.	128,173	9,822
Marathon Petroleum Corp.	57,831	3,232

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
Noble Energy, Inc.	62,932	1,410
Schlumberger, Ltd.	81,090	3,222
TC Energy Corp.	81,324	4,027
Total		29,696

Financials (11.1%)
American Express Co.	28,189	3,480
American International Group, Inc.	100,612	5,361
Athene Holding, Ltd. - Class A *	78,438	3,378
AXA Equitable Holdings, Inc.	69,762	1,458
Bank of America Corp.	651,700	18,899
Berkshire Hathaway, Inc. - Class B *	21,423	4,567
The Hartford Financial Services Group, Inc.	68,082	3,793
HCP, Inc.	63,922	2,044
Marsh & McLennan Cos., Inc.	47,412	4,729
The Progressive Corp.	27,709	2,215
Prudential Financial, Inc.	35,486	3,584
Public Storage	12,018	2,862
Raymond James Financial, Inc.	33,565	2,838
TD Ameritrade Holding Corp.	143,322	7,155
Total		66,363

Health Care (14.5%)
Abbott Laboratories	117,567	9,887
Allergan PLC	41,613	6,967
Alnylam Pharmaceuticals, Inc. *	5,447	395
Anthem, Inc.	24,189	6,826
AstraZeneca PLC, ADR	178,134	7,353
Baxter International, Inc.	44,504	3,645
Biogen, Inc. *	2,952	690
Boston Scientific Corp. *	176,371	7,581
Bristol-Myers Squibb Co.	127,018	5,760
Danaher Corp.	37,635	5,379
Elanco Animal Health, Inc. *	2,770	94
HCA Healthcare, Inc.	26,927	3,640
Incyte Corp. *	10,894	926
Mylan NV *	75,638	1,440
Pfizer, Inc.	176,363	7,640
Regeneron Pharmaceuticals, Inc. *	1,211	379
Seattle Genetics, Inc. *	17,558	1,215

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Teva Pharmaceutical Industries, Ltd., ADR *	96,631	892
Thermo Fisher Scientific, Inc.	23,436	6,883
UnitedHealth Group, Inc.	23,990	5,854
Vertex Pharmaceuticals, Inc. *	15,263	2,799
Total		86,245

Industrials (11.5%)
3M Co.	4,132	716
AMETEK, Inc.	23,449	2,130
The Boeing Co.	21,603	7,864
Caterpillar, Inc.	14,798	2,017
Deere & Co.	9,512	1,576
Equifax, Inc.	10,242	1,385
Fortive Corp.	31,681	2,583
General Electric Co.	69,869	734
IHS Markit, Ltd. *	117,297	7,474
Illinois Tool Works, Inc.	19,514	2,943
Ingersoll-Rand PLC	29,707	3,763
J.B. Hunt Transport Services, Inc.	10,117	925
Jacobs Engineering Group, Inc.	32,754	2,764
L3Harris Technologies, Inc.	16,612	3,142
Lockheed Martin Corp.	19,440	7,067
Norfolk Southern Corp.	33,078	6,593
Raytheon Co.	23,578	4,100
Rockwell Automation, Inc.	5,300	868
Southwest Airlines Co.	32,183	1,634
Wabtec Corp.	60,637	4,351
Waste Management, Inc.	30,637	3,535
Total		68,164

Information Technology (18.8%)
Adobe Systems, Inc. *	7,949	2,342
Advanced Micro Devices, Inc. *	138,024	4,192
Apple, Inc.	76,771	15,194
Autodesk, Inc. *	5,309	865
FleetCor Technologies, Inc. *	17,416	4,891
Global Payments, Inc.	41,818	6,696
GoDaddy, Inc. *	36,888	2,588
Intel Corp.	93,145	4,459
KLA-Tencor Corp.	18,129	2,143
Marvell Technology Group, Ltd.	201,771	4,816
Micron Technology, Inc. *	76,468	2,951

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Microsoft Corp.	172,078	23,052
PayPal Holdings, Inc. *	38,829	4,444
salesforce.com, Inc. *	24,914	3,780
ServiceNow, Inc. *	4,926	1,352
Splunk, Inc. *	6,248	786
SS&C Technologies Holdings, Inc.	121,958	7,026
Texas Instruments, Inc.	28,029	3,217
Total System Services, Inc.	12,934	1,659
Visa, Inc. - Class A	51,594	8,954
Western Digital Corp.	57,831	2,750
Workday, Inc. - Class A *	10,571	2,173
Xilinx, Inc.	13,413	1,582
Total		111,912

Materials (3.2%)
Alcoa Corp. *	4,353	102
Ball Corp.	39,535	2,767
Celanese Corp. - Class A	26,043	2,807
Crown Holdings, Inc. *	25,737	1,573
Dow, Inc.	23,053	1,137
DuPont de Nemours, Inc.	12,122	910
FMC Corp.	22,378	1,856
Freeport-McMoRan, Inc.	16,392	190
International Paper Co.	34,830	1,509
Linde PLC	12,930	2,596
Nucor Corp.	10,681	589
PPG Industries, Inc.	19,143	2,234
Southern Copper Corp.	7,939	308
Vulcan Materials Co.	3,821	525
Total		19,103

Real Estate (2.3%)
Alexandria Real Estate Equities, Inc.	20,839	2,940
American Tower Corp.	33,435	6,836
Equinix, Inc.	7,505	3,785
Total		13,561

Utilities (4.2%)
Edison International	62,040	4,182
Exelon Corp.	79,152	3,795
National Grid PLC	11,105	591
NextEra Energy, Inc.	17,557	3,597
NRG Energy, Inc.	131,478	4,617
PG&E Corp. *	21,917	502
Sempra Energy	56,229	7,728
Total		25,012

Total Common Stocks (Cost: $516,290)		591,208

Short-Term Investments (0.5%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310% #	3,258,695	3,259
Total		3,259

Total Short-Term Investments (Cost: $3,259)		3,259

Total Investments (99.9%) (Cost: $519,549)@		594,467

Other Assets, Less Liabilities (0.1%)		722

Net Assets (100.0%)		595,189

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $519,549 and the net unrealized appreciation of investments based on that cost was $74,918 which is comprised of $89,670 aggregate gross unrealized appreciation and $14,752 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$591,208	$—	$—
Short-Term Investments	3,259	—	—

Total Assets:	$594,467	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio (unaudited)

Sector Allocation 6/30/19
Sector	% of Net Assets

Industrials	17.1%

Consumer Discretionary	16.2%

Financials	15.5%

Health Care	14.5%

Consumer Staples	10.0%

Short-Term Investments & Other Net Assets	7.9%

Communication Services	5.9%

Information Technology	5.7%

Materials	5.0%

Energy	2.2%
Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its more focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Large Cap Blend Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Common Stocks (92.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (5.9%)
Fox Corp. - Class A	54,320	1,990
Fox Corp. - Class B	57,333	2,095
Omnicom Group, Inc.	70,860	5,807
Total		9,892

Consumer Discretionary (16.2%)
Booking Holdings, Inc. *	1,145	2,146
Dollar General Corp.	53,400	7,218
Dollar Tree, Inc. *	59,250	6,363
eBay, Inc.	163,980	6,477
The TJX Cos., Inc.	97,795	5,171
Total		27,375

Consumer Staples (10.0%)
Nestle SA, ADR	55,330	5,721
PepsiCo, Inc.	40,065	5,254
Unilever PLC, ADR	94,740	5,871
Total		16,846

Energy (2.2%)
Schlumberger, Ltd.	94,130	3,741
Total		3,741

Financials (15.5%)
The Bank of New York Mellon Corp.	90,205	3,983
Berkshire Hathaway, Inc. - Class B *	39,415	8,402
Chubb, Ltd.	36,665	5,400

Common Stocks (92.1%)	Shares/ Par +	Value $ (000’s)
Financials continued
Franklin Resources, Inc.	56,950	1,982
JPMorgan Chase & Co.	57,775	6,459
Total		26,226

Health Care (14.5%)
Cerner Corp.	77,670	5,693
Quest Diagnostics, Inc.	60,690	6,179
Smith & Nephew PLC, ADR	115,500	5,029
UnitedHealth Group, Inc.	30,622	7,472
Total		24,373

Industrials (17.1%)
Expeditors International of Washington, Inc.	60,900	4,620
HD Supply Holdings, Inc. *	69,950	2,817
Honeywell International, Inc.	45,735	7,985
Masco Corp.	162,125	6,362
PACCAR, Inc.	53,360	3,824
Stanley Black & Decker, Inc.	21,965	3,176
Total		28,784

Common Stocks (92.1%)	Shares/ Par +	Value $ (000’s)
Information Technology (5.7%)
Accenture PLC - Class A	28,995	5,357
TE Connectivity, Ltd.	44,670	4,279
Total		9,636

Materials (5.0%)
Nutrien, Ltd.	83,095	4,442
PPG Industries, Inc.	34,355	4,010
Total		8,452

Total Common Stocks (Cost: $117,593)		155,325

Short-Term Investments (7.7%)
Money Market Funds (7.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310% #	12,971,956	12,972
Total		12,972

Total Short-Term Investments (Cost: $12,972)		12,972

Total Investments (99.8%) (Cost: $130,565)@		168,297

Other Assets, Less Liabilities (0.2%)		293

Net Assets (100.0%)		168,590

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $130,565 and the net unrealized appreciation of investments based on that cost was $37,732 which is comprised of $42,112 aggregate gross unrealized appreciation and $4,380 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$155,325	$—	$—
Short-Term Investments	12,972	—	—

Total Assets:	$168,297	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio (unaudited)

Sector Allocation 6/30/19
Sector	% of Net Assets

Information Technology	21.2%

Health Care	14.0%

Financials	12.9%

Consumer Discretionary	10.0%

Communication Services	10.0%

Industrials	9.1%

Consumer Staples	7.2%

Energy	5.0%

Utilities	3.3%

Real Estate	3.0%

Materials	2.8%

Short-Term Investments & Other Net Assets	0.6%

Governments	0.2%

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P 500” and “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

The Portfolio may invest in derivative instruments, such as futures and, to a lesser extent, swap agreements, to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (10.1%)
Activision Blizzard, Inc.	109,246	5,156
Alphabet, Inc. - Class A *	42,705	46,241
Alphabet, Inc. - Class C *	43,708	47,245
AT&T, Inc.	1,040,821	34,878
CBS Corp. - Class B	50,195	2,505
CenturyLink, Inc.	136,839	1,609
Charter Communications, Inc. - Class A *	24,534	9,695
Comcast Corp. - Class A	645,963	27,311
Discovery Communications, Inc. - Class A *	22,512	691
Discovery Communications, Inc. - Class C *	51,421	1,463
DISH Network Corp. - Class A *	32,906	1,264
Electronic Arts, Inc. *	42,307	4,284
Facebook, Inc. - Class A *	342,644	66,130
Fox Corp. - Class A	50,537	1,852
Fox Corp. - Class B	23,156	846
The Interpublic Group of Companies, Inc.	55,199	1,247
Netflix, Inc. *	62,355	22,904
News Corp. - Class A	54,983	742
News Corp. - Class B	17,651	246
Omnicom Group, Inc.	31,400	2,573
Take-Two Interactive Software, Inc. *	16,050	1,822
TripAdvisor, Inc. *	14,762	683
Twitter, Inc. *	104,139	3,635
Verizon Communications, Inc.	589,823	33,697
Viacom, Inc. - Class B	50,435	1,507
The Walt Disney Co.	248,968	34,766
Total		354,992

Consumer Discretionary (10.1%)
Advance Auto Parts, Inc.	10,231	1,577
Amazon.com, Inc. *	58,981	111,688
Aptiv PLC	36,772	2,972
AutoZone, Inc. *	3,498	3,846
Best Buy Co., Inc.	33,134	2,310
Booking Holdings, Inc. *	6,174	11,574
BorgWarner, Inc.	29,560	1,241
Capri Holdings, Ltd. *	21,527	747
CarMax, Inc. *	23,702	2,058
Carnival Corp.	57,105	2,658
Chipotle Mexican Grill, Inc. *	3,478	2,549

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
D.R. Horton, Inc.	48,431	2,089
Darden Restaurants, Inc.	17,539	2,135
Dollar General Corp.	36,841	4,979
Dollar Tree, Inc. *	33,883	3,639
eBay, Inc.	116,837	4,615
Expedia, Inc.	16,875	2,245
Foot Locker, Inc.	16,018	672
Ford Motor Co.	558,874	5,717
The Gap, Inc.	30,188	543
Garmin, Ltd.	17,293	1,380
General Motors Co.	188,128	7,249
Genuine Parts Co.	20,831	2,158
H&R Block, Inc.	28,994	850
Hanesbrands, Inc.	51,552	888
Harley-Davidson, Inc.	22,686	813
Hasbro, Inc.	16,513	1,745
Hilton Worldwide Holdings, Inc.	41,511	4,057
The Home Depot, Inc.	156,920	32,635
Kohl’s Corp.	23,108	1,099
L Brands, Inc.	32,711	854
Leggett & Platt, Inc.	18,721	718
Lennar Corp. - Class A	40,707	1,973
LKQ Corp. *	44,781	1,192
Lowe’s Companies, Inc.	111,657	11,267
Macy’s, Inc.	44,051	945
Marriott International, Inc. - Class A	39,417	5,530
McDonald’s Corp.	108,896	22,613
MGM Resorts International	72,783	2,079
Mohawk Industries, Inc. *	8,779	1,295
Newell Brands, Inc.	55,513	856
NIKE, Inc. - Class B	179,231	15,046
Nordstrom, Inc.	14,998	478
Norwegian Cruise Line Holdings, Ltd. *	30,719	1,648
O’Reilly Automotive, Inc. *	11,164	4,123
PulteGroup, Inc.	36,363	1,150
PVH Corp.	10,684	1,011
Ralph Lauren Corp.	7,443	845
Ross Stores, Inc.	52,403	5,194
Royal Caribbean Cruises, Ltd.	24,518	2,972
Starbucks Corp.	172,738	14,481
Tapestry, Inc.	41,379	1,313
Target Corp.	73,068	6,328
Tiffany & Co.	15,410	1,443
The TJX Cos., Inc.	172,947	9,145
Tractor Supply Co.	17,206	1,872
Ulta Beauty, Inc. *	7,920	2,747

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Under Armour, Inc. - Class A *	26,814	680
Under Armour, Inc. - Class C *	27,706	615
VF Corp.	46,446	4,057
Whirlpool Corp.	9,033	1,286
Wynn Resorts, Ltd.	13,819	1,713
Yum! Brands, Inc.	43,637	4,829
Total		355,026

Consumer Staples (7.2%)
Altria Group, Inc.	266,826	12,634
Archer-Daniels-Midland Co.	79,889	3,259
Brown-Forman Corp. - Class B	23,724	1,315
Campbell Soup Co.	27,488	1,101
Church & Dwight Co., Inc.	35,115	2,566
The Clorox Co.	18,165	2,781
The Coca-Cola Co.	547,580	27,883
Colgate-Palmolive Co.	122,439	8,775
Conagra Brands, Inc.	69,300	1,838
Constellation Brands, Inc. - Class A	23,847	4,696
Costco Wholesale Corp.	62,721	16,575
Coty, Inc. - Class A	42,866	574
The Estee Lauder Cos., Inc. - Class A	31,272	5,726
General Mills, Inc.	85,398	4,485
The Hershey Co.	19,866	2,663
Hormel Foods Corp.	38,829	1,574
The J.M. Smucker Co.	16,222	1,869
Kellogg Co.	35,449	1,899
Kimberly-Clark Corp.	49,031	6,535
The Kraft Heinz Co.	88,733	2,754
The Kroger Co.	115,047	2,498
Lamb Weston Holdings, Inc.	20,861	1,322
McCormick & Co., Inc.	17,464	2,707
Molson Coors Brewing Co. - Class B	26,782	1,500
Mondelez International, Inc.	205,431	11,073
Monster Beverage Corp. *	55,817	3,563
PepsiCo, Inc.	199,924	26,216
Philip Morris International, Inc.	221,885	17,425
The Procter & Gamble Co.	357,731	39,225
Sysco Corp.	67,438	4,769
Tyson Foods, Inc. - Class A	42,044	3,395
Walgreens Boots Alliance, Inc.	110,835	6,059

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Consumer Staples continued
Walmart, Inc.	199,495	22,042
Total		253,296

Energy (5.0%)
Anadarko Petroleum Corp.	71,611	5,053
Apache Corp.	53,612	1,553
Baker Hughes	73,434	1,809
Cabot Oil & Gas Corp.	60,368	1,386
Chevron Corp.	271,674	33,807
Cimarex Energy Co.	14,466	858
Concho Resources, Inc.	28,608	2,952
ConocoPhillips	161,183	9,832
Devon Energy Corp.	59,214	1,689
Diamondback Energy, Inc.	22,076	2,406
EOG Resources, Inc.	82,764	7,710
Exxon Mobil Corp.	603,427	46,241
Halliburton Co.	124,644	2,834
Helmerich & Payne, Inc.	15,761	798
Hess Corp.	36,351	2,311
HollyFrontier Corp.	22,406	1,037
Kinder Morgan, Inc.	277,650	5,797
Marathon Oil Corp.	116,648	1,657
Marathon Petroleum Corp.	94,501	5,281
National Oilwell Varco, Inc.	55,039	1,223
Noble Energy, Inc.	68,204	1,528
Occidental Petroleum Corp.	106,680	5,364
ONEOK, Inc.	58,866	4,051
Phillips 66	59,569	5,572
Pioneer Natural Resources Co.	24,020	3,696
Schlumberger, Ltd.	197,543	7,850
TechnipFMC PLC	60,068	1,558
Valero Energy Corp.	59,506	5,094
The Williams Cos., Inc.	172,819	4,846
Total		175,793

Financials (12.9%)
Affiliated Managers Group, Inc.	7,302	673
AFLAC, Inc.	106,317	5,827
The Allstate Corp.	47,507	4,831
American Express Co.	97,660	12,055
American International Group, Inc.	124,042	6,609
Ameriprise Financial, Inc.	19,097	2,772
Aon PLC	34,303	6,620
Arthur J. Gallagher & Co.	26,420	2,314
Assurant, Inc.	8,768	933
Bank of America Corp.	1,261,113	36,572
The Bank of New York Mellon Corp.	125,634	5,547
BB&T Corp.	109,233	5,367

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
Berkshire Hathaway, Inc. - Class B *	276,364	58,913
BlackRock, Inc.	16,969	7,964
Capital One Financial Corp.	66,973	6,077
CBOE Holdings, Inc.	15,932	1,651
The Charles Schwab Corp.	169,452	6,810
Chubb, Ltd.	65,300	9,618
Cincinnati Financial Corp.	21,636	2,243
Citigroup, Inc.	329,798	23,096
Citizens Financial Group, Inc.	65,369	2,311
CME Group, Inc.	51,053	9,910
Comerica, Inc.	21,986	1,597
Discover Financial Services	46,169	3,582
E*TRADE Financial Corp.	34,894	1,556
Everest Re Group, Ltd.	5,809	1,436
Fifth Third Bancorp	103,705	2,893
First Republic Bank	23,500	2,295
Franklin Resources, Inc.	41,985	1,461
The Goldman Sachs Group, Inc.	48,523	9,928
The Hartford Financial Services Group, Inc.	51,556	2,873
Huntington Bancshares, Inc.	149,239	2,062
Intercontinental Exchange, Inc.	80,417	6,911
Invesco, Ltd.	57,131	1,169
Jefferies Financial Group, Inc.	36,136	695
JPMorgan Chase & Co.	462,647	51,724
KeyCorp	143,800	2,552
Lincoln National Corp.	28,858	1,860
Loews Corp.	38,264	2,092
M&T Bank Corp.	19,485	3,314
MarketAxess Holdings, Inc.	5,342	1,717
Marsh & McLennan Cos., Inc.	72,927	7,274
MetLife, Inc.	135,539	6,732
Moody’s Corp.	23,525	4,595
Morgan Stanley	182,336	7,988
MSCI, Inc.	12,077	2,884
Nasdaq, Inc.	16,543	1,591
Northern Trust Corp.	31,044	2,794
People’s United Financial, Inc.	56,244	944
PNC Financial Services Group, Inc.	64,383	8,838
Principal Financial Group, Inc.	36,945	2,140
The Progressive Corp.	83,286	6,657
Prudential Financial, Inc.	57,903	5,848

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
Raymond James Financial, Inc.	18,021	1,524
Regions Financial Corp.	144,503	2,159
S&P Global, Inc.	35,095	7,994
State Street Corp.	53,220	2,984
SunTrust Banks, Inc.	63,297	3,978
SVB Financial Group *	7,462	1,676
Synchrony Financial	90,444	3,136
T. Rowe Price Group, Inc.	33,725	3,700
Torchmark Corp.	14,425	1,290
The Travelers Cos., Inc.	37,353	5,585
U.S. Bancorp	213,432	11,184
Unum Group	30,217	1,014
Wells Fargo & Co.	576,874	27,298
Willis Towers Watson PLC	18,431	3,530
Zions Bancorporation	26,037	1,197
Total		456,964

Health Care (14.0%)
Abbott Laboratories	251,603	21,160
AbbVie, Inc.	210,836	15,332
ABIOMED, Inc. *	6,436	1,676
Agilent Technologies, Inc.	45,066	3,365
Alexion Pharmaceuticals, Inc. *	31,980	4,189
Align Technology, Inc. *	10,383	2,842
Allergan PLC	43,945	7,358
AmerisourceBergen Corp.	22,181	1,891
Amgen, Inc.	86,987	16,030
Anthem, Inc.	36,681	10,352
Baxter International, Inc.	67,666	5,542
Becton Dickinson and Co.	38,469	9,695
Biogen, Inc. *	27,653	6,467
Boston Scientific Corp. *	198,331	8,524
Bristol-Myers Squibb Co.	233,283	10,579
Cardinal Health, Inc.	42,508	2,002
Celgene Corp. *	100,582	9,298
Centene Corp. *	58,953	3,091
Cerner Corp.	46,411	3,402
Cigna Corp.	54,117	8,526
The Cooper Cos., Inc.	7,058	2,378
CVS Health Corp.	185,273	10,096
Danaher Corp.	89,852	12,842
DaVita, Inc. *	18,036	1,015
DENTSPLY SIRONA, Inc.	33,369	1,947
Edwards Lifesciences Corp. *	29,736	5,493
Eli Lilly & Co.	123,227	13,652
Gilead Sciences, Inc.	181,346	12,252

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Health Care continued
HCA Healthcare, Inc.	38,079	5,147
Henry Schein, Inc. *	21,260	1,486
Hologic, Inc. *	38,228	1,836
Humana, Inc.	19,258	5,109
IDEXX Laboratories, Inc. *	12,266	3,377
Illumina, Inc. *	20,965	7,718
Incyte Corp. *	25,384	2,157
Intuitive Surgical, Inc. *	16,465	8,637
IQVIA Holdings, Inc. *	22,504	3,621
Johnson & Johnson	378,657	52,739
Laboratory Corp. of America Holdings *	14,048	2,429
McKesson Corp.	27,092	3,641
Medtronic PLC	191,207	18,622
Merck & Co., Inc.	367,189	30,789
Mettler-Toledo International, Inc. *	3,537	2,971
Mylan NV *	73,514	1,400
Nektar Therapeutics *	24,859	884
PerkinElmer, Inc.	15,819	1,524
Perrigo Co. PLC	17,843	850
Pfizer, Inc.	791,784	34,300
Quest Diagnostics, Inc.	19,164	1,951
Regeneron Pharmaceuticals, Inc. *	11,216	3,511
ResMed, Inc.	20,450	2,495
Stryker Corp.	44,165	9,079
Teleflex, Inc.	6,582	2,180
Thermo Fisher Scientific, Inc.	57,044	16,753
UnitedHealth Group, Inc.	135,535	33,072
Universal Health Services, Inc. - Class B	11,821	1,541
Varian Medical Systems, Inc. *	12,970	1,766
Vertex Pharmaceuticals, Inc. *	36,527	6,698
Waters Corp. *	9,908	2,133
WellCare Health Plans, Inc. *	7,175	2,045
Zimmer Biomet
Holdings, Inc.	29,208	3,439
Zoetis, Inc.	68,265	7,747
Total		494,643

Industrials (9.2%)
3M Co.	82,208	14,250
A.O. Smith Corp.	20,129	949
Alaska Air Group, Inc.	17,614	1,126
Allegion PLC	13,398	1,481
American Airlines Group, Inc.	56,462	1,841
AMETEK, Inc.	32,494	2,952
Arconic, Inc.	56,945	1,470
The Boeing Co.	74,624	27,164

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Industrials continued
C.H. Robinson Worldwide, Inc.	19,476	1,643
Caterpillar, Inc.	81,559	11,116
Cintas Corp.	12,080	2,866
Copart, Inc. *	28,754	2,149
CSX Corp.	109,631	8,482
Cummins, Inc.	20,664	3,541
Deere & Co.	45,209	7,492
Delta Air Lines, Inc.	84,961	4,822
Dover Corp.	20,726	2,077
Eaton Corp. PLC	60,342	5,025
Emerson Electric Co.	87,656	5,848
Equifax, Inc.	17,232	2,330
Expeditors International of Washington, Inc.	24,530	1,861
Fastenal Co.	81,622	2,660
FedEx Corp.	34,189	5,613
Flowserve Corp.	18,703	985
Fortive Corp.	42,056	3,428
Fortune Brands Home & Security, Inc.	19,949	1,140
General Dynamics Corp.	38,726	7,041
General Electric Co.	1,243,738	13,059
Honeywell International, Inc.	103,789	18,121
Huntington Ingalls Industries, Inc.	5,926	1,332
IHS Markit, Ltd. *	51,880	3,306
Illinois Tool Works, Inc.	42,744	6,446
Ingersoll-Rand PLC	34,393	4,357
J.B. Hunt Transport Services, Inc.	12,406	1,134
Jacobs Engineering Group, Inc.	16,366	1,381
Johnson Controls International PLC	113,493	4,688
Kansas City Southern	14,345	1,747
L3Harris Technologies, Inc.	31,570	5,971
Lockheed Martin Corp.	35,057	12,745
Masco Corp.	41,865	1,643
Nielsen Holdings PLC	50,699	1,146
Norfolk Southern Corp.	37,931	7,561
Northrop Grumman Corp.	24,216	7,824
PACCAR, Inc.	49,409	3,541
Parker Hannifin Corp.	18,296	3,110
Pentair PLC	22,554	839
Quanta Services, Inc.	20,263	774
Raytheon Co.	39,725	6,907
Republic Services, Inc.	30,729	2,662
Robert Half International, Inc.	16,897	963
Rockwell Automation, Inc.	16,881	2,766
Rollins, Inc.	21,020	754
Roper Technologies, Inc.	14,810	5,424
Snap-on, Inc.	7,902	1,309
Southwest Airlines Co.	69,706	3,540

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Stanley Black & Decker, Inc.	21,611	3,125
Textron, Inc.	33,196	1,761
TransDigm Group, Inc. *	6,978	3,376
Union Pacific Corp.	100,950	17,072
United Continental Holdings, Inc. *	31,523	2,760
United Parcel Service, Inc. - Class B	99,479	10,273
United Rentals, Inc. *	11,213	1,487
United Technologies Corp.	115,682	15,062
Verisk Analytics, Inc.	23,342	3,419
W.W. Grainger, Inc.	6,405	1,718
Wabtec Corp.	23,073	1,656
Waste Management, Inc.	55,722	6,429
Xylem, Inc.	25,662	2,146
Total		326,686

Information Technology (21.2%)
Accenture PLC - Class A	90,966	16,808
Adobe Systems, Inc. *	69,590	20,505
Advanced Micro Devices, Inc. *	126,489	3,841
Akamai Technologies, Inc. *	23,403	1,876
Alliance Data Systems Corp.	6,425	900
Amphenol Corp. - Class A	42,605	4,088
Analog Devices, Inc.	52,734	5,952
ANSYS, Inc. *	11,970	2,452
Apple, Inc.	623,383	123,380
Applied Materials, Inc.	133,505	5,996
Arista Networks, Inc. *	7,540	1,958
Autodesk, Inc. *	31,322	5,102
Automatic Data Processing, Inc.	62,071	10,262
Broadcom, Inc.	56,455	16,251
Broadridge Financial Solutions, Inc.	16,564	2,115
Cadence Design Systems, Inc. *	40,080	2,838
Cisco Systems, Inc.	610,506	33,413
Citrix Systems, Inc.	17,837	1,751
Cognizant Technology Solutions Corp. - Class A	81,190	5,147
Corning, Inc.	111,920	3,719
DXC Technology Co.	38,260	2,110
F5 Networks, Inc. *	8,514	1,240
Fidelity National Information Services, Inc.	46,185	5,666
Fiserv, Inc. *	55,969	5,102
FleetCor Technologies, Inc. *	12,293	3,452
FLIR Systems, Inc.	19,313	1,045

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Fortinet, Inc. *	20,700	1,590
Gartner, Inc. *	12,848	2,068
Global Payments, Inc.	22,346	3,578
Hewlett Packard Enterprise Co.	190,986	2,855
HP, Inc.	214,823	4,466
Intel Corp.	638,498	30,565
International Business Machines Corp.	126,451	17,438
Intuit, Inc.	36,972	9,662
IPG Photonics Corp. *	5,078	783
Jack Henry & Associates, Inc.	11,011	1,475
Juniper Networks, Inc.	49,106	1,308
Keysight Technologies, Inc. *	26,836	2,410
KLA-Tencor Corp.	23,050	2,724
Lam Research Corp.	21,382	4,016
Mastercard, Inc. - Class A	128,181	33,908
Maxim Integrated Products, Inc.	38,852	2,324
Microchip Technology, Inc.	33,932	2,942
Micron Technology, Inc. *	157,833	6,091
Microsoft Corp.	1,092,851	146,398
Motorola Solutions, Inc.	23,501	3,918
NetApp, Inc.	35,223	2,173
NVIDIA Corp.	86,854	14,264
Oracle Corp.	346,066	19,715
Paychex, Inc.	45,617	3,754
PayPal Holdings, Inc. *	167,566	19,180
Qorvo, Inc. *	16,993	1,132
QUALCOMM, Inc.	173,380	13,189
Red Hat, Inc. *	25,351	4,760
salesforce.com, Inc. *	110,749	16,804
Seagate Technology PLC	35,929	1,693
Skyworks Solutions, Inc.	24,629	1,903
Symantec Corp.	88,166	1,918
Synopsys, Inc. *	21,378	2,751
TE Connectivity, Ltd.	48,043	4,602
Texas Instruments, Inc.	133,804	15,355
Total System Services, Inc.	23,220	2,978
VeriSign, Inc. *	14,958	3,129
Visa, Inc. - Class A	248,010	43,042
Western Digital Corp.	41,787	1,987
Western Union Co.	61,426	1,222
Xerox Corp.	27,871	987
Xilinx, Inc.	36,213	4,270
Total		748,296

Materials (2.8%)
Air Products and Chemicals, Inc.	31,395	7,107
Albemarle Corp.	15,111	1,064
Amcor PLC *	231,481	2,660
Avery Dennison Corp.	12,039	1,393

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Materials continued
Ball Corp.	47,741	3,341
Celanese Corp. - Class A	18,057	1,947
CF Industries Holdings, Inc.	31,529	1,473
Corteva, Inc. *	106,794	3,158
Dow, Inc.	106,795	5,266
DuPont de Nemours, Inc.	106,791	8,017
Eastman Chemical Co.	19,764	1,538
Ecolab, Inc.	36,175	7,142
FMC Corp.	18,777	1,558
Freeport-McMoRan, Inc.	206,886	2,402
International Flavors & Fragrances, Inc.	14,455	2,097
International Paper Co.	56,667	2,455
Linde PLC	77,408	15,543
LyondellBasell Industries NV - Class A	43,308	3,730
Martin Marietta Materials, Inc.	8,911	2,050
The Mosaic Co.	50,618	1,267
Newmont Mining Corp.	116,893	4,497
Nucor Corp.	43,468	2,395
Packaging Corp. of America	13,476	1,284
PPG Industries, Inc.	33,672	3,930
Sealed Air Corp.	22,206	950
The Sherwin-Williams Co.	11,586	5,310
Vulcan Materials Co.	18,839	2,587
WestRock Co.	36,659	1,337
Total		97,498

Real Estate (3.0%)
Alexandria Real Estate Equities, Inc.	16,107	2,272
American Tower Corp.	63,040	12,888
Apartment Investment & Management Co. - Class A	21,226	1,064
AvalonBay Communities, Inc.	19,881	4,039
Boston Properties, Inc.	22,037	2,843
CBRE Group, Inc. *	44,602	2,288
Crown Castle International Corp.	59,292	7,729
Digital Realty Trust, Inc.	29,705	3,499
Duke Realty Corp.	51,261	1,620
Equinix, Inc.	11,990	6,046
Equity Residential	52,834	4,011
Essex Property Trust, Inc.	9,372	2,736
Extra Space Storage, Inc.	18,177	1,929
Federal Realty Investment Trust	10,683	1,376
HCP, Inc.	68,168	2,180

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Host Hotels & Resorts, Inc.	105,664	1,925
Iron Mountain, Inc.	40,914	1,281
Kimco Realty Corp.	60,190	1,112
The Macerich Co.	15,107	506
Mid-America Apartment Communities, Inc.	16,258	1,915
Prologis, Inc.	89,962	7,206
Public Storage	21,405	5,098
Realty Income Corp.	44,898	3,097
Regency Centers Corp.	23,832	1,591
SBA Communications Corp. *	16,151	3,631
Simon Property Group, Inc.	44,067	7,040
SL Green Realty Corp.	12,027	967
UDR, Inc.	40,189	1,804
Ventas, Inc.	52,684	3,601
Vornado Realty Trust	24,757	1,587
Welltower, Inc.	57,752	4,708
Weyerhaeuser Co.	106,220	2,798
Total		106,387

Utilities (3.3%)
The AES Corp.	94,658	1,586
Alliant Energy Corp.	33,700	1,654
Ameren Corp.	35,027	2,631
American Electric Power Co., Inc.	70,373	6,194
American Water Works Co., Inc.	25,745	2,986
Atmos Energy Corp.	16,685	1,761
CenterPoint Energy, Inc.	71,619	2,050
CMS Energy Corp.	40,468	2,344
Consolidated Edison, Inc.	46,650	4,090
Dominion Resources, Inc.	114,431	8,848
DTE Energy Co.	26,129	3,341
Duke Energy Corp.	103,832	9,162
Edison International	46,467	3,132
Entergy Corp.	27,087	2,788
Evergy, Inc.	34,812	2,094
Eversource Energy	45,794	3,469
Exelon Corp.	138,475	6,639
FirstEnergy Corp.	72,004	3,083
NextEra Energy, Inc.	68,305	13,993
NiSource, Inc.	53,211	1,532
NRG Energy, Inc.	38,100	1,338
Pinnacle West Capital Corp.	16,013	1,507
PPL Corp.	102,933	3,192
Public Service Enterprise Group, Inc.	72,083	4,240
Sempra Energy	39,132	5,378
The Southern Co.	148,441	8,206
WEC Energy Group, Inc.	44,987	3,751

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Xcel Energy, Inc.	73,401	4,367
Total		115,356

Total Common Stocks (Cost: $1,562,118)		3,484,937

Short-Term Investments (1.2%)
Commercial Paper (0.8%)
Apple, Inc. 0.000%, 9/18/19 144A	1,900,000	1,890
General Mills, Inc. 0.000%, 7/9/19 144A	3,000,000	2,998
Marriott International, Inc.
0.000%, 8/26/19 144A	3,000,000	2,987
0.000%, 8/27/19 144A	3,000,000	2,987
Mondelez International, Inc. 0.000%, 7/19/19 144A	1,000,000	998
QUALCOMM, Inc.
0.000%, 7/23/19 144A	1,000,000	998
0.000%, 8/6/19 144A	1,000,000	998
Societe Generale SA 0.000%, 10/15/19 144A	3,000,000	2,979
The Southern Co. 0.000%, 7/8/19 144A	3,000,000	2,998
Walgreens Boots Alliance, Inc. 0.000%, 8/16/19 144A	3,000,000	2,989
The Walt Disney Co.
0.000%, 9/20/19 144A	3,000,000	2,984
0.000%, 9/26/19 144A	1,500,000	1,492
Total		27,298

Money Market Funds (0.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310% #	10,225,081	10,225
Total		10,225

Short-Term Investments (1.2%)	Shares/ Par +	Value $ (000’s)
US Government & Agencies (0.1%)
Federal Home Loan Bank
0.000%, 7/9/19 ß	3,000,000	2,999
0.000%, 8/16/19	3,000,000	2,991
Total		5,990

Total Short-Term Investments (Cost: $43,519)		43,513

Total Investments (100.0%) (Cost: $1,605,637)@		3,528,450

Other Assets, Less Liabilities (0.0%)		644

Net Assets (100.0%)		3,529,094

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P 500 Futures	Long	USD	15	291	9/19	$42,838	$281	$193
							$281	$193

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$193	$193	$–	$–	$–	$–

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the value of these securities (in thousands) was $27,298 representing 0.8% of the net assets.

#	7-Day yield as of 6/30/2019.
ß

Cash or securities with an aggregate value of $2,999 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2019.

@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,605,637 and the net unrealized appreciation of investments based on that cost was $1,923,094 which is comprised of $1,996,707 aggregate gross unrealized appreciation and $73,613 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$3,484,937	$—	$—
Short-Term Investments
Money Market Funds	10,225	—	—
All Others	—	33,288	—
Other Financial Instruments^
Futures	281	—	—

Total Assets:	$3,495,443	$33,288	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio (unaudited)

Sector Allocation 6/30/19
Sector	% of Net Assets

Financials	23.8%

Health Care	20.2%

Industrials	10.8%
Consumer Staples	9.7%

Energy	9.2%

Information Technology	6.1%

Utilities	4.6%

Consumer Discretionary	4.1%

Investment Companies	3.4%

Communication Services	3.1%

Real Estate	2.3%

Short-Term Investments & Other Net Assets	1.7%

Materials	1.0%
Sector Allocation is subject to change.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Common Stocks (94.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (3.1%)
Verizon Communications, Inc.	106,030	6,057
Total		6,057

Consumer Discretionary (4.1%)
Advance Auto Parts, Inc.	14,090	2,172
BorgWarner, Inc.	31,390	1,318
Carnival Corp.	33,330	1,551
Honda Motor Co., Ltd., ADR	65,380	1,689
PulteGroup, Inc.	35,320	1,117
Total		7,847

Consumer Staples (9.7%)
Colgate-Palmolive Co.	22,790	1,633
Conagra Brands, Inc.	56,510	1,499
Kellogg Co.	15,860	850
Mondelez International, Inc.	66,580	3,589
PepsiCo, Inc.	17,470	2,291
The Procter & Gamble Co.	47,180	5,173
Sysco Corp.	14,260	1,008
Unilever NV	15,410	939
Walmart, Inc.	15,290	1,689
Total		18,671

Energy (9.2%)
Baker Hughes	67,150	1,654
Chevron Corp.	38,940	4,846
Royal Dutch Shell PLC - Class B, ADR	22,780	1,497
Schlumberger, Ltd.	88,600	3,521
Total SA, ADR	112,970	6,303
Total		17,821

Financials (23.8%)
AFLAC, Inc.	45,530	2,496
Ameriprise Financial, Inc.	22,670	3,291
Bank of America Corp.	48,460	1,405
The Bank of New York Mellon Corp.	103,760	4,581
BB&T Corp.	97,480	4,789
Berkshire Hathaway, Inc. - Class B *	9,070	1,933
Chubb, Ltd.	30,320	4,466
Invesco, Ltd.	76,820	1,572
JPMorgan Chase & Co.	65,970	7,375
PNC Financial Services Group, Inc.	41,190	5,655
U.S. Bancorp	92,000	4,821
Wells Fargo & Co.	75,960	3,594
Total		45,978

Common Stocks (94.9%)	Shares/ Par +	Value $ (000’s)
Health Care (20.2%)
Cerner Corp.	28,680	2,102
Gilead Sciences, Inc.	29,440	1,989
Hologic, Inc. *	44,950	2,159
Johnson & Johnson	47,610	6,631
McKesson Corp.	10,960	1,473
Medtronic PLC	76,580	7,458
Merck & Co., Inc.	16,940	1,420
Pfizer, Inc.	126,100	5,463
Quest Diagnostics, Inc.	27,410	2,791
Roche Holding AG	6,950	1,955
Zimmer Biomet Holdings, Inc.	46,700	5,498
Total		38,939

Industrials (10.8%)
Atlas Copco AB	66,110	1,896
Cummins, Inc.	16,360	2,803
Eaton Corp. PLC	29,820	2,483
Emerson Electric Co.	39,680	2,647
Johnson Controls International PLC	63,230	2,612
Siemens AG	21,260	2,529
Southwest Airlines Co.	51,410	2,611
Union Pacific Corp.	5,900	998
United Parcel Service, Inc. - Class B	22,510	2,325
Total		20,904

Information Technology (6.1%)
Applied Materials, Inc.	42,920	1,927
Cisco Systems, Inc.	17,260	945
Intel Corp.	62,600	2,997
Maxim Integrated Products, Inc.	27,710	1,658
Oracle Corp.	33,530	1,910
TE Connectivity, Ltd.	25,310	2,424
Total		11,861

Materials (1.0%)
DuPont de Nemours, Inc.	26,120	1,961
Total		1,961

Real Estate (2.3%)
Welltower, Inc.	24,200	1,973
Weyerhaeuser Co.	95,920	2,527
Total		4,500

Utilities (4.6%)
Eversource Energy	38,710	2,933
Pinnacle West Capital Corp.	25,870	2,434
Xcel Energy, Inc.	57,740	3,435
Total		8,802

Total Common Stocks (Cost: $169,109)		183,341

Investment Companies (3.4%)	Shares/ Par +	Value $ (000’s)
Investment Companies (3.4%)
iShares Russell 1000
Value Index Fund	51,590	6,563
Total		6,563

Total Investment Companies (Cost: $6,345)		6,563

Short-Term
Investments (1.7%)
Money Market Funds (1.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310% #	3,310,741	3,311
Total		3,311

Total Short-Term Investments (Cost: $3,311)		3,311

Total Investments (100.0%) (Cost: $178,765)@		193,215

Other Assets, Less Liabilities (0.0%)		(1)
Net Assets (100.0%)		193,214

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services Inc	CHF	1,632	1,685	9/19	$	—p	$(9)	$(9)
Sell	Morgan Stanley Capital Services Inc	EUR	7,386	8,457	9/19		—	(34)	(34)
Sell	Morgan Stanley Capital Services Inc	GBP	1,011	1,289	9/19		—	(2)	(2)
Sell	Morgan Stanley Capital Services Inc	JPY	154,864	1,446	9/19		2	—	2
Sell	Goldman Sachs International	SEK	13,894	1,506	9/19		—p	(16)	(16)
							$2	$(61)	$(59)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$2	—	$2	$(61)	—	—	$(61)

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $178,765 and the net unrealized appreciation of investments based on that cost was $14,391 which is comprised of $18,770 aggregate gross unrealized appreciation and $4,379 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$183,341	$—	$—
Investment Companies	6,563	—	—
Short-Term Investments	3,311	—	—
Other Financial Instruments^
Forward Currency Contracts	—	2	—
Total Assets:	$193,215	$2	$—
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(61)	—
Total Liabilities:	$—	$(61)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio (unaudited)

Sector Allocation 6/30/19
Sector	% of Net Assets

Health Care	21.1%

Financials	14.9%

Information Technology	12.6%

Energy	9.9%

Industrials	9.7%

Consumer Staples	8.8%

Consumer Discretionary	6.4%

Communication Services	6.1%

Utilities	3.3%

Real Estate	3.1%

Materials	3.0%

Short-Term Investments & Other Net Assets	1.0%
Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its more focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (6.1%)
AT&T, Inc.	774,500	25,954
Verizon Communications, Inc.	462,600	26,428
Total		52,382

Consumer Discretionary (6.4%)
Dollar Tree, Inc. *	263,200	28,265
Lowe’s Companies, Inc.	262,400	26,479
Total		54,744

Consumer Staples (8.8%)
Archer-Daniels-Midland Co.	542,300	22,126
CVS Health Corp.	452,800	24,673
Mondelez International, Inc.	530,700	28,605
Total		75,404

Energy (9.9%)
ConocoPhillips	373,900	22,808
Halliburton Co.	954,200	21,699
Marathon Oil Corp.	1,571,145	22,326
Occidental Petroleum Corp.	358,800	18,040
Total		84,873

Financials (14.9%)
The Allstate Corp.	270,300	27,487
American International Group, Inc.	515,000	27,439
The Bank of New York Mellon Corp.	489,500	21,611

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Financials continued
BB&T Corp.	493,500	24,246
Marsh & McLennan Cos., Inc.	269,000	26,833
Total		127,616

Health Care (21.1%)
Abbott Laboratories	337,600	28,392
Cardinal Health, Inc.	479,100	22,566
Cigna Corp.	139,103	21,916
Johnson & Johnson	191,000	26,602
Merck & Co., Inc.	333,200	27,939
Pfizer, Inc.	616,900	26,724
Quest Diagnostics, Inc.	255,000	25,961
Total		180,100

Industrials (9.7%)
Northrop Grumman Corp.	86,500	27,949
Raytheon Co.	146,800	25,526
Waste Management, Inc.	253,300	29,223
Total		82,698

Information Technology (12.6%)
Broadcom, Inc.	91,400	26,311
Cisco Systems, Inc.	503,200	27,540
Intel Corp.	493,000	23,600
Oracle Corp.	526,600	30,000
Total		107,451

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Materials (3.0%)
DuPont de Nemours, Inc.	343,684	25,800
Total		25,800

Real Estate (3.1%)
Equity Residential	353,595	26,845
Total		26,845

Utilities (3.3%)
Edison International	421,500	28,413
Total		28,413

Total Common Stocks (Cost: $624,342)		846,326

Short-Term Investments (1.0%)
Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310% #	8,440,358	8,440
Total		8,440

Total Short-Term Investments (Cost: $8,440)		8,440

Total Investments (99.9%) (Cost: $632,782)@		854,766

Other Assets, Less Liabilities (0.1%)		1,093

Net Assets (100.0%)		855,859

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $632,782 and the net unrealized appreciation of investments based on that cost was $221,984 which is comprised of $254,889 aggregate gross unrealized appreciation and $32,905 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$846,326	$—	$—
Short-Term Investments	8,440	—	—
Total Assets:	$854,766	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio (unaudited)

Sector Allocation 6/30/19
Sector	% of Net Assets

Financials	22.8%

Health Care	12.0%

Industrials	11.6%

Energy	9.6%

Consumer Staples	8.9%

Information Technology	8.5%

Utilities	7.7%

Communication Services	6.6%

Materials	4.5%

Real Estate	3.0%

Consumer Discretionary	2.5%

Short-Term Investments & Other Net Assets	1.7%

Corporate Bonds	0.4%

Convertible Corporate Bonds	0.2%
Sector Allocation is subject to change.

The Portfolio invests with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued. The Portfolio may underperform similar funds that invest without an emphasis on dividend-paying stocks. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks.

The U.S. federal funds rate has been subject to moderate increases over the course of the last three years. A significant rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Equity Income Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Common Stocks (95.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (6.6%)
AT&T, Inc.	123,362	4,134
CenturyLink, Inc.	85,013	1,000
Comcast Corp. - Class A	216,185	9,140
Fox Corp. - Class B *	212,901	7,777
News Corp. - Class A	474,945	6,407
Telefonica SA	494,823	4,063
Verizon Communications, Inc.	266,908	15,249
The Walt Disney Co.	26,936	3,761
Total		51,531

Consumer Discretionary (2.5%)
Adient PLC	15,845	385
Kohl’s Corp.	72,159	3,431
L Brands, Inc.	114,300	2,983
Las Vegas Sands Corp.	123,615	7,304
Mattel, Inc. *	281,603	3,157
MGM Resorts International	42,100	1,203
Snap-on, Inc.	3,400	563
Total		19,026

Consumer Staples (8.9%)
Bunge, Ltd.	66,800	3,721
Conagra Brands, Inc.	301,658	8,000
Coty, Inc. - Class A	41,753	559
CVS Health Corp.	168,838	9,200
Kellogg Co.	24,800	1,329
Kimberly-Clark Corp.	97,500	12,995
PepsiCo, Inc.	16,636	2,181
Philip Morris International, Inc.	121,889	9,572
Tyson Foods, Inc. - Class A	166,593	13,451
Walmart, Inc.	73,600	8,132
Total		69,140

Energy (9.6%)
Chevron Corp.	57,300	7,130
Equitrans Midstream Corp.	62,152	1,225
Exxon Mobil Corp.	215,100	16,483
Hess Corp.	66,100	4,202
Occidental Petroleum Corp.	181,500	9,126
Pioneer Natural Resources Co.	31,300	4,816
Targa Resources Corp.	45,600	1,790
TC Energy Corp.	274,956	13,616
Total SA, ADR	293,012	16,347
Total		74,735

Common Stocks (95.1%)	Shares/ Par +	Value $ (000’s)
Financials (22.8%)
American International Group, Inc.	243,660	12,982
Ameriprise Financial, Inc.	8,137	1,181
AXA Equitable Holdings, Inc.	49,404	1,033
Bank of America Corp.	15,723	456
The Bank of New York Mellon Corp.	56,800	2,508
Brighthouse Financial, Inc. *	73,778	2,707
Chubb, Ltd.	93,600	13,786
Citigroup, Inc.	87,187	6,106
Fifth Third Bancorp	377,187	10,524
Franklin Resources, Inc.	164,600	5,728
JPMorgan Chase & Co.	216,446	24,199
KeyCorp	19,291	342
Loews Corp.	147,361	8,056
Marsh & McLennan Cos., Inc.	26,847	2,678
MetLife, Inc.	228,000	11,325
Morgan Stanley	300,191	13,151
Northern Trust Corp.	25,400	2,286
PNC Financial Services Group, Inc.	60,600	8,319
State Street Corp.	159,600	8,947
U.S. Bancorp	188,200	9,862
Wells Fargo & Co.	568,273	26,891
Willis Towers Watson PLC	25,616	4,906
Total		177,973

Health Care (11.2%)
Allergan PLC	23,900	4,002
Anthem, Inc.	43,449	12,262
Becton Dickinson and Co.	10,964	2,763
Bristol-Myers Squibb Co.	129,500	5,873
Gilead Sciences, Inc.	137,100	9,262
GlaxoSmithKline PLC	253,152	5,069
GlaxoSmithKline PLC, ADR	6,200	248
Johnson & Johnson	111,146	15,480
Medtronic PLC	110,945	10,805
Merck & Co., Inc.	41,330	3,466
Pfizer, Inc.	363,326	15,739
Zimmer Biomet Holdings, Inc.	18,600	2,190
Total		87,159

Industrials (11.6%)
Alaska Air Group, Inc.	90,355	5,775
The Boeing Co.	39,600	14,415
Delta Air Lines, Inc.	61,093	3,467
Emerson Electric Co.	65,800	4,390

Common Stocks (95.1%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Flowserve Corp.	8,081	426
General Electric Co.	884,100	9,283
Illinois Tool Works, Inc.	4,500	679
Johnson Controls International PLC	237,898	9,828
L3Harris Technologies, Inc.	75,352	14,251
Nielsen Holdings PLC	278,956	6,304
Northrop Grumman Corp.	2,256	729
nVent Electric PLC	38,900	964
PACCAR, Inc.	32,100	2,300
Pentair PLC	25,700	956
Southwest Airlines Co.	38,900	1,975
Stericycle, Inc. *	88,599	4,231
United Parcel Service, Inc. - Class B	96,100	9,924
United Technologies Corp.	5,900	768
Total		90,665

Information Technology (8.5%)
Applied Materials, Inc.	105,500	4,738
Cisco Systems, Inc.	207,400	11,351
Cognizant Technology Solutions Corp. - Class A	63,400	4,019
Hewlett Packard Enterprise Co.	61,400	918
Microsoft Corp.	120,322	16,118
NXP Semiconductors NV	17,186	1,677
QUALCOMM, Inc.	238,000	18,105
TE Connectivity, Ltd.	15,200	1,456
Texas Instruments, Inc.	55,000	6,312
Western Digital Corp.	29,300	1,393
Total		66,087

Materials (4.5%)
Akzo Nobel NV, ADR	40,177	1,257
CF Industries Holdings, Inc.	152,484	7,122
Corteva, Inc. *	102,234	3,023
Dow, Inc.	97,934	4,829
DuPont de Nemours, Inc.	102,234	7,675
International Paper Co.	155,437	6,734
Nucor Corp.	29,600	1,631
PPG Industries, Inc.	8,200	957
Vulcan Materials Co.	12,000	1,648
Total		34,876

Real Estate (3.0%)
Equity Residential	95,200	7,228
Rayonier, Inc.	146,906	4,451
SL Green Realty Corp.	49,744	3,998

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio

Common Stocks (95.1%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Weyerhaeuser Co.	301,544	7,943
Total		23,620

Utilities (5.9%)
Duke Energy Corp.	24,800	2,188
Edison International	92,006	6,202
Evergy, Inc.	68,377	4,113
NiSource, Inc.	396,752	11,427
PG&E Corp. *	32,767	751
Sempra Energy	25,007	3,437
The Southern Co.	319,579	17,666
Total		45,784

Total Common Stocks (Cost: $634,437)		740,596

Corporate Bonds (0.4%)
Consumer, Cyclical (0.2%)
Mattel, Inc., 6.750%, 12/31/25 144A	1,632,000	1,679
Total		1,679

Utilities (0.2%)
Pacific Gas & Electric Co., 3.950%, 12/1/47 j	890,000	800
Pacific Gas & Electric Co., 4.000%, 12/1/46 j	770,000	699
Total		1,499

Total Corporate Bonds (Cost: $2,871)		3,178

Convertible Corporate Bonds (0.2%)
Financial (0.2%)
AXA SA, 7.250%, 5/15/21 144A	1,561,000	1,603
Total		1,603

Total Convertible Corporate Bonds (Cost: $1,561)		1,603

Convertible Preferred Stocks (2.6%)
Health Care (0.8%)
Becton Dickinson and Co., 6.125%, 5/1/20	100,450	6,219
Total		6,219

Utilities (1.8%)
Aqua America, Inc., 6.000%, 4/30/22 *	20,428	1,164
DTE Energy Co., 6.500%, 10/1/19	13,017	732
NextEra Energy, Inc., 6.123%, 9/1/19	108,213	7,026

Convertible Preferred Stocks (2.6%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Sempra Energy, 6.750%, 7/15/21	11,107	1,239
Sempra Energy, 6.000%, 1/15/21	36,037	4,018
Total		14,179

Total Convertible Preferred Stocks (Cost: $16,733)		20,398

Short-Term Investments (1.4%)
Money Market Funds (1.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310% #	11,229,261	11,229
Total		11,229

Total Short-Term Investments (Cost: $11,229)		11,229

Total Investments (99.7%) (Cost: $666,831)@		777,004

Other Assets, Less Liabilities (0.3%)		2,313

Net Assets (100.0%)		779,317

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P 500 Futures	Long	USD	1	11	9/19	$1,619	$(8)	$7

							$(8)	$7

	Financial Derivative Assets				Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$7	$7	$–	$–	$–	$–

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
F	Defaulted Security
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the value of these securities (in thousands) was $3,282 representing 0.4% of the net assets.

#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $666,831 and the net unrealized appreciation of investments based on that cost was $110,156 which is comprised of $146,820 aggregate gross unrealized appreciation and $36,664 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$740,596	$—	$—
Convertible Corporate Bonds	—	1,603	—
Convertible Preferred Stocks	20,398	—	—
Corporate Bonds	—	3,178	—
Short-Term Investments	11,229	—	—

Total Assets:	$772,223	$4,781	$—

Liabilities:
Other Financial Instruments^
Futures	(8)	—	—

Total Liabilities:	$(8)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio (unaudited)

Sector Allocation 6/30/19
Sector	% of Net Assets

Information Technology	29.4%

Health Care	19.9%

Industrials	17.9%

Financials	13.2%
Consumer Discretionary	9.5%

Materials	2.9%

Utilities	2.6%

Real Estate	1.9%

Communication Services	1.5%

Energy	1.0%

Short-Term Investments & Other Net Assets	0.2%
Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.5%)
CarGurus, Inc. *	179,064	6,466
TripAdvisor, Inc. *	232,007	10,740
Total		17,206

Consumer Discretionary (9.5%)
CarMax, Inc. *	132,301	11,488
Carter’s, Inc.	129,064	12,589
Choice Hotels International, Inc.	179,395	15,609
Etsy, Inc. *	113,226	6,949
GrubHub, Inc. *	88,545	6,906
NVR, Inc. *	5,375	18,115
Roku, Inc. *	83,947	7,604
Service Corp. International	277,275	12,971
Under Armour, Inc. - Class C *	375,788	8,342
YETI Holdings, Inc. *	228,759	6,622
Total		107,195

Energy (1.0%)
Diamondback Energy, Inc.	54,966	5,990
WPX Energy, Inc. *	508,359	5,851
Total		11,841

Financials (13.2%)
Alleghany Corp. *	12,289	8,370
Credit Acceptance Corp. *	25,579	12,376
Cullen / Frost Bankers, Inc.	104,919	9,827
FactSet Research Systems, Inc.	39,124	11,211
Fairfax Financial Holdings, Ltd.	3,735	1,833
First Citizens BancShares, Inc. - Class A	17,656	7,950
First Republic Bank	126,940	12,396
FNF Group	159,697	6,436
M&T Bank Corp.	71,539	12,167
Markel Corp. *	16,629	18,119
Northern Trust Corp.	109,856	9,887
Pinnacle Financial Partners, Inc.	74,581	4,287
Prosperity Bancshares, Inc.	144,760	9,561
South State Corp.	84,383	6,216
W.R. Berkley Corp.	135,406	8,927
White Mountains Insurance Group, Ltd.	9,128	9,324
Total		148,887

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Health Care (19.9%)
Aerie Pharmaceuticals, Inc. *	203,176	6,004
Alnylam Pharmaceuticals, Inc. *	102,024	7,403
Bio-Techne Corp.	56,079	11,692
Bluebird Bio, Inc. *	75,006	9,541
Hill-Rom Holdings, Inc.	116,525	12,191
Integra LifeSciences Holdings Corp. *	208,761	11,659
Ionis Pharmaceuticals, Inc. *	162,665	10,454
Masimo Corp. *	69,462	10,337
Mettler-Toledo International, Inc. *	13,323	11,191
Molina Healthcare, Inc. *	27,716	3,967
NuVasive, Inc. *	208,984	12,234
PRA Health Sciences, Inc. *	110,509	10,957
Repligen Corp. *	106,759	9,176
Sage Therapeutics, Inc. *	76,666	14,037
Seattle Genetics, Inc. *	195,093	13,502
STERIS PLC	93,304	13,891
Teleflex, Inc.	51,280	16,981
Ultragenyx Pharmaceutical, Inc. *	158,041	10,036
Varian Medical Systems, Inc. *	92,320	12,568
Veeva Systems, Inc.- Class A *	101,640	16,477
Total		224,298

Industrials (17.9%)
AMERCO	27,646	10,466
Cimpress NV *	59,326	5,392
Cintas Corp.	50,661	12,021
CoStar Group, Inc. *	26,023	14,418
Fastenal Co.	342,917	11,176
Gardner Denver Holdings, Inc. *	350,671	12,133
Genesee & Wyoming, Inc. - Class A *	165,859	16,586
Healthcare Services Group, Inc.	220,769	6,694
HEICO Corp. - Class A	79,845	8,254
IAA Spinco, Inc. *	206,402	8,004
IDEX Corp.	117,935	20,301
KAR Auction Services, Inc.	206,402	5,160
Lennox International, Inc.	72,761	20,009
Lincoln Electric Holdings, Inc.	115,858	9,538
PACCAR, Inc.	130,284	9,336

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Industrials continued
TransUnion	275,946	20,285
Waste Connections, Inc.	122,592	11,717
Total		201,490

Information Technology (29.4%)
2U, Inc. *	119,889	4,513
Akamai Technologies, Inc. *	162,109	12,991
Aspen Technology, Inc. *	61,206	7,607
Black Knight, Inc. *	183,337	11,028
Blackbaud, Inc.	175,296	14,637
CDW Corp.	182,807	20,292
CommScope Holding Co., Inc. *	438,102	6,891
EPAM Systems, Inc. *	64,787	11,215
F5 Networks, Inc. *	56,874	8,283
Fair Isaac Corp. *	51,994	16,327
Genpact, Ltd.	783,369	29,839
Global Payments, Inc.	120,499	19,296
Guidewire Software, Inc. *	133,115	13,495
II-VI, Inc. *	335,843	12,278
Keysight Technologies, Inc. *	138,496	12,438
MKS Instruments, Inc.	118,550	9,234
Monolithic Power Systems	75,034	10,188
National Instruments Corp.	237,520	9,973
PTC, Inc. *	126,814	11,383
Q2 Holdings, Inc. *	24,138	1,843
Silicon Laboratories, Inc. *	105,064	10,864
Teradata Corp. *	381,707	13,684
Total System Services, Inc.	85,229	10,932
VeriSign, Inc. *	118,627	24,812
WEX, Inc. *	133,821	27,848
Total		331,891

Materials (2.9%)
Ball Corp.	277,377	19,413
Packaging Corp. of America	77,128	7,352
Silgan Holdings, Inc.	176,526	5,402
Total		32,167

Real Estate (1.9%)
Douglas Emmett, Inc.	166,151	6,619
Equity Commonwealth	263,524	8,570
Redfin Corp. *	363,060	6,528
Total		21,717

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Utilities (2.6%)
Black Hills Corp.	83,178	6,502
NiSource, Inc.	166,536	4,796
UGI Corp.	332,259	17,746
Total		29,044

Total Common Stocks (Cost: $953,259)		1,125,736

Short-Term Investments (0.1%)
Money Market Funds (0.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310% #	1,242,946	1,243
Total		1,243

Total Short-Term Investments (Cost: $1,243)		1,243

Total Investments (99.9%) (Cost: $954,502)@		1,126,979

Other Assets, Less Liabilities (0.1%)		967

Net Assets (100.0%)		1,127,946

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $954,502 and the net unrealized appreciation of investments based on that cost was $172,477 which is comprised of $220,559 aggregate gross unrealized appreciation and $48,082 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,125,736	$—	$—
Short-Term Investments	1,243	—	—

Total Assets:	$1,126,979	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio (unaudited)

Sector Allocation 6/30/19
Sector	% of Net Assets

Financials	15.9%

Industrials	15.8%

Information Technology	15.4%

Consumer Discretionary	12.1%

Real Estate	9.9%

Health Care	9.5%

Materials	6.3%

Utilities	4.6%

Energy	3.0%

Consumer Staples	2.6%

Communication Services	2.5%

Short-Term Investments & Other Net Assets	2.4%
Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P MidCap 400 Index” and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest in derivative instruments such as futures and, to a lesser extent, swap agreements to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.5%)
AMC Networks, Inc. - Class A *	24,160	1,317
Cable One, Inc.	2,643	3,095
Cars.com, Inc. *	32,672	644
Cinemark Holdings, Inc.	56,800	2,051
John Wiley & Sons, Inc. - Class A	24,016	1,101
Live Nation
Entertainment, Inc. *	74,450	4,932
Meredith Corp.	21,358	1,176
The New York Times Co. - Class A	75,726	2,470
TEGNA, Inc.	115,318	1,747
Telephone and Data Systems, Inc.	50,084	1,523
World Wrestling Entertainment, Inc.- Class A	23,272	1,680
Yelp, Inc. *	37,891	1,295
Total		23,031
Consumer Discretionary (12.1%)
Aaron’s, Inc.	36,073	2,215
Adient PLC	46,365	1,125
Adtalem Global Education, Inc. *	30,159	1,359
American Eagle Outfitters, Inc.	87,209	1,474
AutoNation, Inc. *	30,432	1,276
Bed Bath & Beyond, Inc.	70,406	818
Boyd Gaming Corp.	42,590	1,147
Brinker International, Inc.	19,988	787
Brunswick Corp.	46,414	2,130
Caesars Entertainment Corp. *	311,958	3,687
Carter’s, Inc.	24,097	2,350
The Cheesecake Factory, Inc.	22,169	969
Churchill Downs, Inc.	18,856	2,170
Cracker Barrel Old Country Store, Inc.	12,816	2,188
Dana Holding Corp.	76,709	1,530
Deckers Outdoor Corp. *	15,533	2,733
Delphi Technologies PLC	46,883	938
Dick’s Sporting Goods, Inc.	35,997	1,247
Dillard’s, Inc. - Class A	9,497	591
Domino’s Pizza, Inc.	21,909	6,097
Dunkin’ Brands Group, Inc.	44,051	3,509
Eldorado Resorts, Inc. *	34,687	1,598

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Five Below, Inc. *	29,828	3,580
Gentex Corp.	136,230	3,353
The Goodyear Tire & Rubber Co.	123,912	1,896
Graham Holdings Co. - Class B	2,319	1,600
Helen of Troy, Ltd. *	13,333	1,741
International Speedway Corp. - Class A	12,716	571
Jack in the Box, Inc.	13,759	1,120
KB Home	45,064	1,160
Marriott Vacations Worldwide Corp.	20,788	2,004
Mattel, Inc. *	184,118	2,064
The Michaels Cos., Inc. *	48,055	418
Murphy USA, Inc. *	15,947	1,340
NVR, Inc. *	1,799	6,063
Ollie’s Bargain Outlet Holdings, Inc. *	27,747	2,417
Papa John’s International, Inc.	12,027	538
Penn National Gaming, Inc. *	56,818	1,094
Polaris Industries, Inc.	30,599	2,792
Pool Corp.	21,200	4,049
Sally Beauty Holdings, Inc. *	64,272	857
Scientific Games Corp. - Class A *	29,718	589
Service Corp. International	97,139	4,544
Signet Jewelers, Ltd.	27,819	497
Six Flags Entertainment Corp.	38,174	1,896
Skechers USA, Inc. - Class A *	71,630	2,256
Sotheby’s*	17,640	1,025
Tempur Sealy International, Inc. *	24,505	1,798
Texas Roadhouse, Inc.	35,608	1,911
Thor Industries, Inc.	27,882	1,630
Toll Brothers, Inc.	70,551	2,584
TRI Pointe Homes, Inc. *	75,800	907
Tupperware Brands Corp.	25,978	494
Urban Outfitters, Inc. *	36,552	832
Visteon Corp. *	15,070	883
Weight Watchers International, Inc. *	20,712	396
The Wendy’s Co.	97,144	1,902
Williams-Sonoma, Inc.	42,006	2,730
Wyndham Destinations, Inc.	49,900	2,191

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Wyndham Hotels & Resorts, Inc.	51,859	2,891
Total		112,551

Consumer Staples (2.6%)
The Boston Beer Co., Inc. - Class A *	4,663	1,761
Casey’s General Stores, Inc.	19,525	3,046
Edgewell Personal Care Co. *	28,852	777
Energizer Holdings, Inc.	33,893	1,310
Flowers Foods, Inc.	98,059	2,282
The Hain Celestial Group, Inc. *	47,742	1,045
Ingredion, Inc.	35,545	2,932
Lancaster Colony Corp.	10,409	1,547
Nu Skin Enterprises, Inc.	29,576	1,459
Post Holdings, Inc. *	35,557	3,697
Sanderson Farms, Inc.	10,391	1,419
Sprouts Farmers Market, Inc. *	62,873	1,188
Tootsie Roll Industries, Inc.	10,085	372
TreeHouse Foods, Inc. *	29,923	1,619
Total		24,454

Energy (3.0%)
Apergy Corp. *	41,251	1,384
Callon Petroleum Co. *	121,482	801
Chesapeake Energy Corp. *	557,301	1,087
CNX Resources Corp. *	104,189	762
Core Laboratories NV	23,641	1,236
Ensco Rowan PLC	104,932	895
EQT Corp.	136,190	2,153
Equitrans Midstream Corp.	108,742	2,143
Matador Resources Co. *	55,313	1,100
McDermott
International, Inc. *	96,827	935
Murphy Oil Corp.	86,994	2,144
Oasis Petroleum, Inc. *	144,185	819
Oceaneering International, Inc. *	52,731	1,075
Patterson-UTI Energy, Inc.	111,158	1,279
PBF Energy, Inc.	63,882	2,000
QEP Resources, Inc. *	126,883	917
Range Resources Corp.	111,109	776
SM Energy Co.	55,042	689

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Energy continued
Southwestern Energy Co. *	288,447	912
Transocean, Ltd. *	270,589	1,734
World Fuel Services Corp.	35,846	1,289
WPX Energy, Inc. *	211,572	2,435
Total		28,565

Financials (15.9%)
Alleghany Corp. *	7,698	5,243
American Financial Group, Inc.	37,766	3,870
Associated Banc-Corp.	87,364	1,847
BancorpSouth Bank	49,021	1,424
Bank of Hawaii Corp.	21,847	1,811
Bank OZK	64,434	1,939
Brighthouse Financial, Inc. *	61,729	2,265
Brown & Brown, Inc.	124,777	4,180
Cathay General Bancorp	40,705	1,462
Chemical Financial Corp.	38,139	1,568
CNO Financial Group, Inc.	85,282	1,422
Commerce Bancshares, Inc.	52,424	3,128
Cullen / Frost Bankers, Inc.	33,630	3,150
East West Bancorp, Inc.	77,579	3,628
Eaton Vance Corp.	60,801	2,622
Evercore, Inc. - Class A	21,888	1,939
F.N.B. Corp.	173,098	2,037
FactSet Research Systems, Inc.	20,383	5,841
Federated Investors, Inc. - Class B	51,253	1,666
First American Financial Corp.	59,751	3,209
First Financial Bankshares, Inc.	72,332	2,227
First Horizon National Corp.	168,093	2,510
Fulton Financial Corp.	89,979	1,473
Genworth Financial, Inc. - Class A *	268,276	995
Green Dot Corp. - Class A *	25,498	1,247
Hancock Holding Co.	45,690	1,830
Hanover Insurance Group, Inc.	21,694	2,783
Home BancShares, Inc.	82,383	1,587
Interactive Brokers Group, Inc. - Class A	40,021	2,169
International Bancshares Corp.	29,042	1,095
Janus Henderson Group PLC	87,378	1,870
Kemper Corp.	33,311	2,874

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Financials continued
Legg Mason, Inc.	46,160	1,767
LendingTree, Inc. *	3,982	1,672
Mercury General Corp.	14,457	904
Navient Corp.	113,525	1,550
New York Community Bancorp, Inc.	249,106	2,486
Old Republic International Corp.	151,789	3,397
PacWest Bancorp	63,340	2,459
Pinnacle Financial Partners, Inc.	38,559	2,216
Primerica, Inc.	22,569	2,707
Prosperity Bancshares, Inc.	35,376	2,337
Reinsurance Group of America, Inc.	33,346	5,203
RenaissanceRe Holdings, Ltd.	23,538	4,190
SEI Investments Co.	68,289	3,831
Signature Bank	29,367	3,549
SLM Corp.	230,408	2,240
Sterling Bancorp	111,700	2,377
Stifel Financial Corp.	37,719	2,228
Synovus Financial Corp.	83,951	2,938
TCF Financial Corp.	87,514	1,819
Texas Capital Bancshares, Inc. *	26,797	1,644
Trustmark Corp.	34,507	1,147
UMB Financial Corp.	23,538	1,549
Umpqua Holdings Corp.	117,522	1,950
United Bankshares, Inc.	54,431	2,019
Valley National Bancorp	176,828	1,906
W.R. Berkley Corp.	77,109	5,084
Washington Federal, Inc.	42,877	1,498
Webster Financial Corp.	49,114	2,346
Wintrust Financial Corp.	30,203	2,210
Total		148,134

Health Care (9.5%)
Acadia Healthcare Co., Inc. *	47,279	1,652
Allscripts Healthcare Solutions, Inc. *	88,715	1,032
Amedisys, Inc. *	15,543	1,887
Avanos Medical, Inc. *	25,321	1,104
Bio-Rad Laboratories, Inc. - Class A *	10,678	3,338
Bio-Techne Corp.	20,187	4,209
Cantel Medical Corp.	19,369	1,562
Catalent, Inc. *	77,669	4,210
Charles River Laboratories International, Inc. *	25,987	3,688
Chemed Corp.	8,496	3,066

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Covetrus, Inc. *	51,202	1,252
Encompass Health Corp.	52,690	3,338
Exelixis, Inc. *	160,848	3,437
Globus Medical, Inc. - Class A *	40,804	1,726
Haemonetics Corp. *	27,294	3,285
HealthEquity, Inc. *	29,087	1,902
Hill-Rom Holdings, Inc.	35,591	3,723
ICU Medical, Inc. *	8,900	2,242
Inogen, Inc. *	9,585	640
Integra LifeSciences Holdings Corp. *	37,816	2,112
Ligand Pharmaceuticals, Inc. - Class B *	10,446	1,192
LivaNova PLC *	25,756	1,853
Mallinckrodt PLC *	44,675	410
Masimo Corp. *	26,165	3,894
Medidata Solutions, Inc. *	33,186	3,004
MEDNAX, Inc. *	46,126	1,164
Molina Healthcare, Inc. *	33,377	4,778
NuVasive, Inc. *	27,656	1,619
Patterson Cos., Inc.	44,132	1,011
PRA Health Sciences, Inc. *	31,500	3,123
Prestige Brands Holdings, Inc. *	27,609	875
STERIS PLC	45,068	6,710
Syneos Health, Inc. *	32,629	1,667
Tenet Healthcare Corp. *	44,527	920
United Therapeutics Corp. *	23,352	1,823
West Pharmaceutical Services, Inc.	39,168	4,902
Total		88,350

Industrials (15.8%)
Acuity Brands, Inc.	21,271	2,933
AECOM*	83,867	3,174
AGCO Corp.	34,379	2,667
ASGN, Inc. *	28,143	1,705
Avis Budget Group, Inc. *	33,988	1,195
Axon Enterprise, Inc. *	31,510	2,023
The Brink’s Co.	26,581	2,158
Carlisle Cos., Inc.	30,415	4,271
Clean Harbors, Inc. *	27,100	1,927
Colfax Corp. *	50,755	1,423
Crane Co.	27,133	2,264
Curtiss-Wright Corp.	22,799	2,898
Deluxe Corp.	23,260	946
Donaldson Co., Inc.	67,974	3,457
Dycom Industries, Inc. *	16,781	988
EMCOR Group, Inc.	29,899	2,634
EnerSys	22,844	1,565
Fluor Corp.	74,584	2,513

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Industrials continued
GATX Corp.	19,295	1,530
Genesee & Wyoming, Inc. - Class A *	30,125	3,013
Graco, Inc.	88,757	4,454
Granite Construction, Inc.	24,953	1,202
Healthcare Services Group, Inc.	39,483	1,197
Herman Miller, Inc.	31,349	1,401
HNI Corp.	23,101	817
Hubbell, Inc.	29,054	3,789
IDEX Corp.	40,353	6,946
Insperity, Inc.	20,011	2,444
ITT, Inc.	46,799	3,064
JetBlue Airways Corp. *	160,411	2,966
Kennametal, Inc.	43,915	1,624
Kirby Corp. *	28,735	2,270
Knight-Swift Transportation Holdings	66,439	2,182
Landstar System, Inc.	21,407	2,312
Lennox International, Inc.	18,814	5,174
Lincoln Electric Holdings, Inc.	33,474	2,756
ManpowerGroup, Inc.	31,886	3,080
MasTec, Inc. *	32,934	1,697
MSA Safety, Inc.	18,766	1,978
MSC Industrial Direct Co., Inc. - Class A	23,974	1,780
Nordson Corp.	27,560	3,895
NOW, Inc. *	57,950	855
nVent Electric PLC	84,720	2,100
Old Dominion Freight Line, Inc.	34,517	5,152
Oshkosh Corp.	37,267	3,111
Regal Beloit Corp.	22,823	1,865
Resideo Technologies, Inc. *	65,401	1,434
Ryder System, Inc.	28,410	1,656
Stericycle, Inc. *	45,615	2,178
Teledyne Technologies, Inc. *	19,314	5,290
Terex Corp.	33,397	1,049
The Timken Co.	36,516	1,875
The Toro Co.	56,732	3,795
Trex Co., Inc. *	31,183	2,236
Trinity Industries, Inc.	69,206	1,436
Valmont Industries, Inc.	11,650	1,477
Watsco, Inc.	17,179	2,809
Werner Enterprises, Inc.	23,096	718
Woodward, Inc.	29,799	3,372
XPO Logistics, Inc. *	49,014	2,834
Total		147,554

Information Technology (15.4%)
ACI Worldwide, Inc. *	58,932	2,024
Arrow Electronics, Inc. *	45,158	3,218
Avnet, Inc.	56,658	2,565

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Belden, Inc.	21,030	1,253
Blackbaud, Inc.	26,217	2,189
CACI International, Inc. - Class A *	13,257	2,712
CDK Global, Inc.	64,833	3,205
Ciena Corp. *	76,286	3,138
Cirrus Logic, Inc. *	30,977	1,354
Cognex Corp.	91,339	4,382
Coherent, Inc. *	12,894	1,758
CommVault Systems, Inc. *	20,452	1,015
CoreLogic, Inc. *	43,008	1,799
Cree, Inc. *	56,099	3,152
Cypress Semiconductor Corp.	195,050	4,338
Fair Isaac Corp. *	15,452	4,852
First Solar, Inc. *	40,432	2,655
InterDigital, Inc.	16,909	1,089
j2 Global, Inc.	24,781	2,203
Jabil Circuit, Inc.	74,153	2,343
KBR, Inc.	75,404	1,881
Leidos Holdings, Inc.	76,868	6,138
Littelfuse, Inc.	13,180	2,332
LiveRamp Holdings, Inc. *	36,763	1,782
LogMeIn, Inc.	26,557	1,957
Lumentum Holdings, Inc. *	40,723	2,175
Manhattan Associates, Inc. *	34,430	2,387
MAXIMUS, Inc.	34,013	2,467
MKS Instruments, Inc.	28,973	2,257
Monolithic Power Systems	21,114	2,867
National Instruments Corp.	59,744	2,509
NCR Corp. *	64,016	1,991
NetScout Systems, Inc. *	37,160	943
Perspecta, Inc.	74,595	1,746
Plantronics, Inc.	17,484	648
PTC, Inc. *	55,188	4,954
Sabre Corp.	146,426	3,251
Science Applications International Corp.	27,128	2,348
Semtech Corp. *	35,540	1,708
Silicon Laboratories, Inc. *	23,102	2,389
Synaptics, Inc. *	18,388	536
SYNNEX Corp.	22,114	2,176
Tech Data Corp. *	19,448	2,034
Teradata Corp. *	62,417	2,238
Teradyne, Inc.	91,357	4,377
Trimble Navigation, Ltd. *	134,121	6,050
Tyler Technologies, Inc. *	20,437	4,415
Universal Display Corp.	22,647	4,259
Versum Materials, Inc.	58,228	3,003
ViaSat, Inc. *	30,362	2,454

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Vishay Intertechnology, Inc.	70,539	1,165
WEX, Inc. *	23,053	4,797
Zebra Technologies Corp. - Class A *	28,771	6,027
Total		143,505

Materials (6.3%)
Allegheny Technologies, Inc. *	67,179	1,693
AptarGroup, Inc.	33,683	4,188
Ashland Global Holdings, Inc.	33,435	2,674
Cabot Corp.	31,164	1,487
Carpenter Technology Corp.	25,258	1,212
The Chemours Co.	87,396	2,097
Commercial Metals Co.	62,854	1,122
Compass Minerals International, Inc.	18,060	992
Domtar Corp.	33,634	1,498
Eagle Materials, Inc.	23,516	2,180
Grief, Inc. - Class A	14,001	456
Ingevity Corp. *	22,304	2,346
Louisiana-Pacific Corp.	65,799	1,725
Minerals Technologies, Inc.	18,781	1,005
NewMarket Corp.	4,651	1,865
Olin Corp.	87,873	1,925
Owens-Illinois, Inc.	82,741	1,429
PolyOne Corp.	41,477	1,302
Reliance Steel & Aluminum Co.	35,838	3,391
Royal Gold, Inc.	34,923	3,579
RPM International, Inc.	69,866	4,270
The Scotts Miracle-Gro Co. - Class A	20,993	2,068
Sensient Technologies Corp.	22,557	1,657
Silgan Holdings, Inc.	41,469	1,269
Sonoco Products Co.	53,327	3,484
Steel Dynamics, Inc.	118,461	3,578
United States Steel Corp.	91,888	1,407
Valvoline, Inc.	100,311	1,959
Worthington Industries, Inc.	20,773	836
Total		58,694

Real Estate (9.9%)
Alexander & Baldwin, Inc.	36,143	835
American Campus Communities, Inc.	73,162	3,377
Brixmor Property Group, Inc.	158,833	2,840
Camden Property Trust	51,532	5,379
CoreCivic, Inc.	63,466	1,318
CoreSite Realty Corp.	19,667	2,265
Corporate Office Properties Trust	59,654	1,573

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Cousins Properties, Inc.	77,455	2,802
CyrusOne, Inc.	60,323	3,482
Douglas Emmett, Inc.	86,227	3,435
EastGroup Properties, Inc.	19,590	2,272
EPR Properties	40,241	3,002
First Industrial Realty Trust, Inc.	67,419	2,477
The GEO Group, Inc.	64,605	1,357
Healthcare Realty Trust, Inc.	68,873	2,157
Highwoods Properties, Inc.	55,270	2,283
Hospitality Properties Trust	87,650	2,191
JBG SMITH Properties	64,327	2,531
Jones Lang LaSalle, Inc.	24,380	3,430
Kilroy Realty Corp.	53,821	3,973
Lamar Advertising Co. - Class A	45,609	3,681
Liberty Property Trust	79,034	3,955
Life Storage, Inc.	24,856	2,363
Mack-Cali Realty Corp.	48,152	1,121
Medical Properties Trust, Inc.	210,236	3,666
National Retail Properties, Inc.	86,711	4,597
OMEGA Healthcare Investors, Inc.	114,346	4,202
Pebblebrook Hotel Trust	69,630	1,962
Potlatch Corp.	36,026	1,404
PS Business Parks, Inc.	10,668	1,798
Rayonier, Inc.	69,099	2,094
Sabra Health Care REIT, Inc.	95,677	1,884
Senior Housing Properties Trust	126,714	1,048
Tanger Factory Outlet
Centers, Inc.	50,159	813
Taubman Centers, Inc.	32,603	1,331
Uniti Group, Inc.	98,159	932
Urban Edge Properties	64,179	1,112
Weingarten Realty Investors	63,771	1,749
Total		92,691

Utilities (4.6%)
ALLETE, Inc.	27,517	2,290
Aqua America, Inc.	114,993	4,757
Black Hills Corp.	28,960	2,264
Hawaiian Electric Industries, Inc.	58,065	2,529
IDACORP, Inc.	26,856	2,697
MDU Resources Group, Inc.	105,582	2,724
National Fuel Gas Co.	46,003	2,426

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Utilities continued
New Jersey Resources Corp.	47,557	2,367
NorthWestern Corp.	26,886	1,940
OGE Energy Corp.	106,697	4,541
ONE Gas, Inc.	28,083	2,536
PNM Resources, Inc.	42,457	2,161
Southwest Gas Holdings, Inc.	28,462	2,551
Spire, Inc.	27,049	2,270
UGI Corp.	92,843	4,959
Total		43,012

Total Common Stocks (Cost: $710,675)		910,541

Short-Term Investments (1.9%)
Commercial Paper (1.3%)
Exxon Mobil Corp. 0.000%, 7/10/19	1,500,000	1,499
General Mills, Inc. 0.000%, 7/9/19 144A	1,500,000	1,499
Marriott International, Inc. 0.000%, 7/31/19 144A	1,500,000	1,497
Mondelez International, Inc. 0.000%, 8/13/19 144A	1,500,000	1,495
QUALCOMM, Inc. 0.000%, 7/24/19 144A	1,500,000	1,497
Societe Generale SA 0.000%, 7/8/19 144A	1,000,000	999
The Southern Co. 0.000%, 7/8/19 144A	1,500,000	1,499
Walgreens Boots Alliance, Inc. 0.000%, 8/16/19 144A	1,500,000	1,495
Total		11,480

Money Market Funds (0.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310% #	2,099,068	2,099
Total		2,099

US Government & Agencies (0.4%)
Federal Home Loan Bank
0.000%, 7/9/19 b	2,000,000	1,999
0.000%, 8/16/19	2,000,000	1,994
Total		3,993

Total Short-Term Investments (Cost: $17,574)		17,572

Short-Term Investments (1.9%)	Shares/ Par +	Value $ (000’s)
US Government & Agencies continued

Total Investments (99.5%) (Cost: $728,249)@		928,113

Other Assets, Less Liabilities (0.5%)		5,017

Net Assets (100.0%)		933,130

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
S&P 400 Mini Index Futures	Long	USD	9	91	9/19	$17,745	$403	$205
							$403	$205

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$205	$205	$–	$–	$–	$–

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the value of these securities (in thousands) was $9,981 representing 1.1% of the net assets.

#	7-Day yield as of 6/30/2019.
b

Cash or securities with an aggregate value of $1,999 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2019.

@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $728,249 and the net unrealized appreciation of investments based on that cost was $200,267 which is comprised of $269,313 aggregate gross unrealized appreciation and $69,046 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$910,541	$—	$—
Short-Term Investments
Money Market Funds	2,099	—	—
All Others	—	15,473	—
Other Financial Instruments^
Futures	403	—	—

Total Assets:	$913,043	$15,473	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio (unaudited)

Sector Allocation 6/30/19
Sector	% of Net Assets

Financials	22.1%

Industrials	17.8%

Health Care	10.6%

Utilities	9.5%

Consumer Discretionary	8.6%

Information Technology	5.9%

Consumer Staples	5.9%

Real Estate	5.0%

Energy	4.7%

Materials	4.4%

Investment Companies	3.1%

Short-Term Investments & Other Net Assets	2.4%
Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks. The value of securities acquired in an IPO may rise or fall more rapidly than investments in more established issuers.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Common Stocks (94.5%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary (8.6%)
Advance Auto Parts, Inc.	44,493	6,858
Aptiv PLC	15,822	1,279
BorgWarner, Inc.	124,062	5,208
Carnival Corp.	110,324	5,136
Genuine Parts Co.	41,181	4,266
Honda Motor Co., Ltd., ADR *	212,127	5,481
PulteGroup, Inc.	185,116	5,853
Sodexo SA	43,376	5,070
Target Corp.	42,508	3,682
Thor Industries, Inc.	63,902	3,735
Total		46,568

Consumer Staples (5.9%)
Conagra Brands, Inc.	182,213	4,832
The J.M. Smucker Co.	25,111	2,893
Kellogg Co.	48,633	2,605
Kimberly-Clark Corp.	39,965	5,327
Koninklijke Ahold Delhaize NV	241,980	5,442
Molson Coors Brewing Co. - Class B	43,277	2,423
Mondelez International, Inc.	65,960	3,555
Sysco Corp.	72,901	5,156
Total		32,233

Energy (4.7%)
Baker Hughes	211,449	5,208
Cimarex Energy Co.	33,774	2,004
Devon Energy Corp.	126,796	3,616
EQT Corp.	188,300	2,977
Equitrans Midstream Corp.	144,707	2,852
Exxon Mobil Corp.	97,723	2,706
Halliburton Co.	35,822	815
National Oilwell Varco, Inc.	43,345	963
Noble Energy, Inc.	205,935	4,613
Total		25,754

Financials (22.1%)
AFLAC, Inc.	65,958	3,615
Ameriprise Financial, Inc.	55,194	8,012
Arthur J. Gallagher & Co.	16,669	1,460
BB&T Corp.	239,226	11,753
Brown & Brown, Inc.	83,244	2,789
Capitol Federal Financial, Inc.	395,471	5,446
Chubb, Ltd.	56,010	8,250
Comerica, Inc.	94,720	6,880
Commerce Bancshares, Inc.	88,921	5,305
First Hawaiian, Inc.	255,295	6,604

Common Stocks (94.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
Invesco, Ltd.	190,064	3,889
M&T Bank Corp.	39,329	6,689
Northern Trust Corp.	179,385	16,145
ProAssurance Corp.	100,210	3,619
Prosperity Bancshares, Inc.	42,543	2,810
Reinsurance Group of America, Inc.	36,073	5,628
State Street Corp.	82,386	4,618
SunTrust Banks, Inc.	39,278	2,469
Torchmark Corp.	21,773	1,948
The Travelers Cos., Inc.	13,871	2,074
UMB Financial Corp.	95,390	6,278
Westamerica Bancorporation	67,699	4,171
Total		120,452

Health Care (10.6%)
Cardinal Health, Inc.	145,610	6,858
Cerner Corp.	66,990	4,910
Henry Schein, Inc. *	56,416	3,943
Hologic, Inc. *	80,123	3,848
McKesson Corp.	42,210	5,673
Quest Diagnostics, Inc.	73,389	7,472
Siemens Healthineers AG	96,460	4,070
Universal Health Services, Inc. - Class B	39,263	5,120
Zimmer Biomet Holdings, Inc.	135,143	15,912
Total		57,806

Industrials (17.8%)
Atlas Copco AB	142,329	4,083
BAE Systems PLC	808,090	5,084
Cummins, Inc.	43,098	7,384
Eaton Corp. PLC	68,734	5,724
Emerson Electric Co.	138,849	9,264
Heartland Express, Inc.	287,440	5,194
Hubbell, Inc.	98,166	12,801
IMI, PLC	422,479	5,569
Johnson Controls International PLC	175,396	7,246
MSC Industrial Direct Co., Inc. - Class A	109,300	8,117
nVent Electric PLC	189,860	4,707
PACCAR, Inc.	51,985	3,725
Republic Services, Inc.	32,204	2,790
Schneider Electric SE	52,144	4,729
Southwest Airlines Co.	163,113	8,283
Textron, Inc.	37,861	2,008
Total		96,708

Common Stocks (94.5%)	Shares/ Par +	Value $ (000’s)
Information Technology (5.9%)
Applied Materials, Inc.	205,327	9,221
HP, Inc.	191,563	3,983
Maxim Integrated Products, Inc.	124,044	7,420
Microchip Technology, Inc.	47,396	4,109
TE Connectivity, Ltd.	58,516	5,605
Teradyne, Inc.	41,712	1,998
Total		32,336

Materials (4.4%)
Graphic Packaging Holding Co.	496,160	6,936
Orkla ASA	864,386	7,669
Packaging Corp. of America	51,088	4,870
Sonoco Products Co.	40,809	2,666
WestRock Co.	44,929	1,639
Total		23,780

Real Estate (5.0%)
American Tower Corp.	11,819	2,416
Empire State Realty Trust, Inc. - Class A	272,597	4,037
MGM Growth Properties LLC - Class A	178,761	5,479
Piedmont Office Realty Trust, Inc. - Class A	230,397	4,592
Weyerhaeuser Co.	399,094	10,512
Total		27,036

Utilities (9.5%)
Ameren Corp.	79,827	5,996
Atmos Energy Corp.	38,913	4,107
Edison International	55,346	3,731
Eversource Energy	51,028	3,866
NorthWestern Corp.	97,546	7,038
Pinnacle West Capital Corp.	72,268	6,800
Spire, Inc.	51,610	4,331
WEC Energy Group, Inc.	54,018	4,503
Xcel Energy, Inc.	185,017	11,007
Total		51,379

Total Common Stocks (Cost: $490,844)		514,052

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

Investment Companies (3.1%)	Shares/ Par +	Value $ (000’s)
Investment Companies (3.1%)
iShares Russell Midcap Value Index Fund	193,536	17,250
Total		17,250

Total Investment Companies (Cost: $16,514)		17,250

Short-Term Investments (2.5%)
Money Market Funds (2.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310% #	13,489,524	13,490
Total		13,490

Total Short-Term Investments (Cost: $13,490)		13,490

Total Investments (100.1%) (Cost: $520,848)@		544,792

Other Assets, Less Liabilities (-0.1%)		(732)

Net Assets (100.0%)		544,060

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services, Inc.	CAD	90	69	9/19	$	—p	$—	$	—p
Sell	Morgan Stanley Capital Services, Inc.	CAD	3,112	2,380	9/19		—	(21)		(21)
Sell	Morgan Stanley Capital Services, Inc.	EUR	14,345	16,427	9/19		—	(65)		(65)
Sell	Morgan Stanley Capital Services, Inc.	GBP	7,057	8,998	9/19		—	(15)		(15)
Sell	Morgan Stanley Capital Services, Inc.	JPY	354,678	3,311	9/19		5	—		5
Sell	Goldman Sachs International	NOK	56,119	6,595	9/19		—	(14)		(14)
Sell	Goldman Sachs International	SEK	32,217	3,491	9/19		—	(38)		(38)
							$5	$(153)		$(148)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$5	—	$5	$(153)	—	—	$(153)

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2019.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $520,848 and the net unrealized appreciation of investments based on that cost was $23,796 which is comprised of $55,232 aggregate gross unrealized appreciation and $31,436 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$514,052	$—	$—
Investment Companies	17,250	—	—
Short-Term Investments	13,490	—	—
Other Financial Instruments^
Forward Currency Contracts	—	5	—
Total Assets:	$544,792	$5	$—
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(153)	—
Total Liabilities:	$—	$(153)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio (unaudited)

Sector Allocation 6/30/19
Sector	% of Net Assets

Health Care	27.2%

Information Technology	18.1%

Industrials	17.1%

Consumer Discretionary	13.2%

Financials	7.7%

Investment Companies	4.6%

Consumer Staples	3.3%

Materials	3.0%

Real Estate	2.7%

Energy	1.3%

Short-Term Investments & Other Net Assets	0.9%

Communication Services	0.9%
Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange-traded funds (“ETFs”) for cash management purposes. Investing in ETFs may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in an equity security. The market prices of ETFs may trade at a premium or discount to their net asset value and may be subject to trading halts by the applicable exchange, which may negatively impact the Portfolio.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Common Stocks (94.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (0.9%)
CarGurus, Inc. *	90,040	3,251
ORBCOMM, Inc. *	286,130	2,075
Total		5,326

Consumer Discretionary (13.2%)
American Outdoor Brands Corp. *	5,800	52
Caleres, Inc.	201,812	4,020
Carter’s, Inc.	54,825	5,348
Cooper Tire & Rubber Co.	82,820	2,613
Core-Mark Holding Co., Inc.	69,355	2,755
Dunkin’ Brands Group, Inc.	51,037	4,066
Etsy, Inc. *	35,203	2,160
Five Below, Inc. *	29,983	3,599
Floor & Decor Holdings, Inc. *	94,550	3,962
Foot Locker, Inc.	61,923	2,596
Liberty Expedia Holdings, Inc. *	62,599	2,992
Marriott Vacations Worldwide Corp.	59,658	5,751
Oxford Industries, Inc.	75,046	5,688
Steven Madden, Ltd.	213,343	7,243
TopBuild Corp. *	90,722	7,508
Urban Outfitters, Inc. *	101,713	2,314
Visteon Corp. *	45,153	2,645
Wingstop, Inc.	67,023	6,350
Wolverine World Wide, Inc.	235,527	6,486
YETI Holdings, Inc. *	132,775	3,844
Total		81,992

Consumer Staples (3.3%)
Casey’s General Stores, Inc.	22,740	3,547
Freshpet, Inc. *	54,726	2,490
Hostess Brands, Inc. *	326,228	4,711
Performance Food Group Co. *	160,697	6,433
Post Holdings, Inc. *	29,775	3,096
Total		20,277

Energy (1.3%)
Kosmos Energy, Ltd.	367,303	2,303
PDC Energy, Inc. *	64,265	2,317
ProPetro Holding Corp. *	160,700	3,327
Total		7,947

Financials (7.7%)
Blucora, Inc. *	119,887	3,641
Evercore, Inc. - Class A	54,371	4,816
First Busey Corp.	104,637	2,763
First Hawaiian, Inc.	125,849	3,256

Common Stocks (94.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
IBERIABANK Corp.	57,358	4,350
James River Group Holdings, Ltd.	133,830	6,277
MGIC Investment Corp. *	408,023	5,361
OneMain Holdings, Inc.	83,785	2,833
Seacoast Banking Corp. of Florida *	109,390	2,783
SLM Corp.	471,110	4,579
Sterling Bancorp	215,806	4,592
Triumph Bancorp, Inc. *	100,234	2,912
Total		48,163

Health Care (27.2%)
Abeona Therapeutics, Inc. *	106,156	507
Aerie Pharmaceuticals, Inc. *	67,607	1,998
Agios Pharmaceuticals, Inc. *	27,997	1,396
Alder Biopharmaceuticals, Inc. *	215,259	2,534
Amicus Therapeutics, Inc. *	301,009	3,757
Amneal Pharmaceuticals, Inc. *	206,620	1,481
Apellis Pharmaceuticals, Inc. *	135,551	3,435
Arena Pharmaceuticals, Inc. *	86,603	5,078
Array BioPharma, Inc. *	118,833	5,506
Assembly Biosciences, Inc. *	48,150	650
AtriCure, Inc. *	112,652	3,362
Audentes Therapeutics, Inc. *	70,688	2,676
Biohaven Pharmaceutical Holding Co., Ltd. *	56,041	2,454
Blueprint Medicines Corp. *	62,593	5,904
Cardiovascular Systems, Inc. *	105,701	4,538
Catalent, Inc. *	87,897	4,765
Cymabay Therapeutics, Inc. *	217,907	1,560
CytomX Therapeutics, Inc. *	5,128	58
Flexion Therapeutics, Inc. *	74,270	913
G1 Therapeutics, Inc. *	60,936	1,868
Globus Medical, Inc. - Class A *	122,262	5,172

Common Stocks (94.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
GlycoMimetics, Inc. *	87,330	1,041
Haemonetics Corp. *	52,679	6,339
Heron Therapeutics, Inc. *	151,408	2,815
HMS Holdings Corp. *	170,221	5,513
ICU Medical, Inc. *	19,275	4,856
Insmed, Inc. *	70,167	1,796
Insulet Corp. *	41,251	4,925
Integer Holdings Corp. *	45,163	3,790
Integra LifeSciences Holdings Corp. *	73,796	4,121
Intersect ENT, Inc. *	89,466	2,036
Iovance Biotherapeutics, Inc. *	22,300	547
Karyopharm Therapeutics, Inc. *	59,046	354
LHC Group, Inc. *	37,501	4,484
Ligand Pharmaceuticals, Inc. - Class B *	20,922	2,388
Madrigal Pharmaceuticals, Inc. *	7,803	818
Medidata Solutions, Inc. *	35,981	3,257
Merit Medical Systems, Inc. *	102,700	6,117
MyoKardia, Inc. *	69,959	3,508
Nanostring Technologies, Inc. *	124,607	3,782
Omnicell, Inc. *	89,044	7,660
OraSure Technologies, Inc. *	211,534	1,963
Orthofix Medical, Inc. *	25,584	1,353
Portola Pharmaceuticals, Inc. *	74,876	2,031
The Providence Service Corp. *	41,661	2,389
R1 RCM, Inc. *	321,973	4,050
Reata Pharmaceuticals, Inc. *	34,961	3,299
REGENXBIO, Inc. *	45,353	2,330
Revance Therapeutics, Inc. *	124,428	1,614
Rigel Pharmaceuticals, Inc. *	469,492	1,225
Spark Therapeutics, Inc. *	17,006	1,741
Syneos Health, Inc. *	68,827	3,516
Tandem Diabetes Care, Inc. *	51,360	3,314
Teladoc, Inc. *	51,906	3,447

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

Common Stocks (94.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Ultragenyx Pharmaceutical, Inc. *	68,447	4,346
US Physical Therapy, Inc.	22,416	2,747
Total		169,124

Industrials (17.1%)
Aerojet Rocketdyne Holdings, Inc. *	121,405	5,435
Altra Industrial Motion Corp.	125,252	4,494
American Woodmark Corp. *	33,576	2,841
Applied Industrial Technologies, Inc.	84,636	5,208
Armstrong World Industries, Inc.	39,967	3,885
ASGN, Inc. *	92,934	5,632
Axon Enterprise, Inc. *	61,637	3,958
AZZ, Inc.	62,408	2,872
Clean Harbors, Inc. *	63,498	4,515
EnerSys	50,949	3,490
Exponent, Inc.	94,517	5,533
Generac Holdings, Inc. *	77,092	5,351
Genesee & Wyoming, Inc. - Class A *	55,081	5,508
Huron Consulting Group, Inc. *	41,758	2,104
Insperity, Inc.	37,300	4,556
ITT, Inc.	90,031	5,895
JELD-WEN Holding, Inc. *	119,730	2,542
John Bean Technologies Corp.	63,543	7,697
Marten Transport, Ltd.	115,472	2,096
Mercury Systems, Inc. *	48,593	3,419
Milacron Holdings Corp. *	195,025	2,691
MSA Safety, Inc.	43,240	4,557
Patrick Industries, Inc. *	78,509	3,862
Rexnord Corp. *	146,833	4,437
SPX Flow, Inc. *	49,104	2,055
Welbilt, Inc. *	104,866	1,751
Total		106,384

Information Technology (18.1%)
2U, Inc. *	52,244	1,966
8x8, Inc. *	129,186	3,113
Blackbaud, Inc.	74,544	6,224
CACI International, Inc. - Class A *	25,072	5,129
Carbonite, Inc. *	102,727	2,675
Cirrus Logic, Inc. *	61,573	2,691
Cohu, Inc.	184,430	2,846
CTS Corp.	116,745	3,220
Entegris, Inc.	140,100	5,229
Everbridge, Inc. *	44,921	4,017
Five9, Inc. *	109,223	5,602

Common Stocks (94.5%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
ForeScout Technologies, Inc. *	129,224	4,376
FormFactor, Inc. *	237,342	3,719
HubSpot, Inc. *	19,991	3,409
Instructure, Inc. *	64,989	2,762
Itron, Inc. *	77,252	4,834
LiveRamp Holdings, Inc. *	56,087	2,719
Lumentum Holdings, Inc. *	104,170	5,564
New Relic, Inc. *	37,510	3,245
Paylocity Holding Corp. *	55,219	5,181
Pegasystems, Inc.	62,187	4,428
PROS Holdings, Inc. *	57,893	3,662
Q2 Holdings, Inc. *	42,256	3,227
Rapid7, Inc. *	81,448	4,711
Rogers Corp. *	24,870	4,292
SailPoint Technologies Holdings, Inc. *	150,024	3,006
Science Applications International Corp.	78,030	6,754
SVMK, Inc. *	156,578	2,585
The Trade Desk, Inc. *	5,866	1,336
Total		112,522

Materials (3.0%)
Boise Cascade Co.	77,692	2,184
Graphic Packaging Holding Co.	288,170	4,028
Livent Corp. *	204,957	1,418
Louisiana-Pacific Corp.	107,595	2,821
Omnova Solutions, Inc. *	239,282	1,491
PolyOne Corp.	112,296	3,525
Summit Materials, Inc. - Class A *	157,136	3,025
Total		18,492

Real Estate (2.7%)
Columbia Property Trust, Inc.	138,303	2,868
CoreSite Realty Corp.	28,447	3,276
Corporate Office Properties Trust	105,402	2,780
Independence Realty Trust, Inc.	7,200	83
Pebblebrook Hotel Trust	111,196	3,134
PS Business Parks, Inc.	28,688	4,835
Total		16,976

Total Common Stocks (Cost: $488,630)		587,203

Investment Companies (4.6%)	Shares/ Par +	Value $ (000’s)
Investment Companies (4.6%)
iShares Russell 2000 Growth Index Fund	142,038	28,531
Total		28,531

Total Investment Companies (Cost: $24,975)		28,531

Short-Term Investments (1.5%)
Money Market Funds (1.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310% #	9,524,534	9,525
Total		9,525

Total Short-Term Investments (Cost: $9,525)		9,525

Total Investments (100.6%) (Cost: $523,130)@		625,259

Other Assets, Less Liabilities (-0.6%)		(4,019)

Net Assets (100.0%)		621,240

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $523,130 and the net unrealized appreciation of investments based on that cost was $102,129 which is comprised of $140,964 aggregate gross unrealized appreciation and $38,835 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$587,203	$—	$—
Investment Companies	28,531	—	—
Short-Term Investments	9,525	—	—
Total Assets:	$625,259	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio (unaudited)

Sector Allocation 6/30/19
Sector	% of Net Assets

Industrials	17.9%

Financials	16.7%

Information Technology	13.7%

Consumer Discretionary	12.9%

Health Care	11.2%

Real Estate	6.5%

Short-Term Investments & Other Net Assets	4.6%

Materials	4.0%

Energy	3.5%

Consumer Staples	3.3%

Utilities	2.0%

Investment Companies	1.9%

Communication Services	1.8%
Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P SmallCap 600” and “Standard & Poor’s SmallCap 600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange-traded funds and derivative instruments such as swap agreements and, to a lesser extent, futures contracts, for cash management purposes and to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Common Stocks (93.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.8%)
ATN International, Inc.	3,630	210
Care.com, Inc. *	8,889	98
Cincinnati Bell, Inc. *	16,812	83
Cogent Communications Holdings, Inc.	13,928	827
Consolidated Communications Holdings, Inc.	24,032	118
The E.W. Scripps Co. - Class A	18,846	288
Frontier Communications Corp. *	35,147	61
Gannett Co., Inc.	38,227	312
Iridium Communications, Inc. *	32,079	746
The Marcus Corp.	7,280	240
New Media Investment Group, Inc.	18,184	172
QuinStreet, Inc. *	13,058	207
Scholastic Corp.	9,297	309
Spok Holdings, Inc.	5,964	90
TechTarget, Inc. *	7,277	155
Vonage Holdings Corp. *	74,453	843
Total		4,759

Consumer Discretionary (12.9%)
Abercrombie & Fitch Co. - Class A	22,237	357
American Axle & Manufacturing Holdings, Inc. *	37,543	479
American Public Education, Inc. *	5,536	164
Asbury Automotive Group, Inc. *	6,515	549
Ascena Retail Group, Inc. *	58,034	35
Barnes & Noble Education, Inc. *	11,710	39
Barnes & Noble, Inc.	19,060	128
Big Lots, Inc.	13,318	381
BJ’s Restaurants, Inc.	6,921	304
Bloomin’ Brands, Inc.	30,611	579
Boot Barn Holdings, Inc. *	9,465	337
The Buckle, Inc.	9,532	165
Caleres, Inc.	14,102	281
Callaway Golf Co.	29,509	506
Career Education Corp. *	23,400	446
The Cato Corp. - Class A	7,679	95
Cavco Industries, Inc. *	2,855	450

Common Stocks (93.5%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Century Communities, Inc. *	9,209	245
Chico’s FAS, Inc.	39,370	133
The Children’s Place, Inc.	5,290	505
Chuy’s Holdings, Inc. *	5,620	129
Conn’s, Inc. *	8,205	146
Cooper Tire & Rubber Co.	16,740	528
Cooper-Standard Holding, Inc. *	5,439	249
Core-Mark Holding Co., Inc.	15,312	608
Crocs, Inc. *	21,827	431
Dave & Buster’s Entertainment, Inc.	12,150	492
Designer Brands, Inc.	19,152	367
DineEquity, Inc.	5,853	559
Dorman Products, Inc. *	9,675	843
El Pollo Loco Holdings, Inc. *	7,312	78
Ethan Allen Interiors, Inc.	8,251	174
Express, Inc. *	22,423	61
Fiesta Restaurant Group, Inc. *	7,881	104
Fossil Group, Inc. *	15,234	175
Fox Factory Holding Corp. *	12,741	1,051
GameStop Corp. - Class A	34,137	187
Garrett Motion, Inc. *	24,894	382
Genesco, Inc. *	5,789	245
Gentherm, Inc. *	11,241	470
G-III Apparel Group, Ltd. *	13,885	408
Group 1 Automotive, Inc.	5,872	481
Guess?, Inc.	16,747	270
Haverty Furniture Cos., Inc.	6,280	107
Hibbett Sports, Inc. *	6,137	112
Installed Building Products, Inc. *	7,013	415
iRobot Corp. *	9,365	858
J.C. Penney Co., Inc. *	105,754	121
Kirkland’s, Inc. *	4,728	11
Kontoor Brands, Inc. *	15,503	434
La-Z-Boy, Inc.	15,575	478
LCI Industries	8,350	752
LGI Homes, Inc. *	6,275	448
Liquidity Services, Inc. *	8,945	54
Lithia Motors, Inc. - Class A	7,460	886

Common Stocks (93.5%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Lumber Liquidators Holdings, Inc. *	9,575	111
M.D.C. Holdings, Inc.	16,428	539
M/I Homes, Inc. *	9,203	263
MarineMax, Inc. *	7,623	125
Meritage Homes Corp. *	12,006	616
Monarch Casino & Resort, Inc. *	3,962	169
Monro Muffler Brake, Inc.	11,075	945
Motorcar Parts of America, Inc. *	6,278	134
Movado Group, Inc.	5,495	148
Nautilus, Inc. *	9,904	22
Office Depot, Inc.	182,347	376
Oxford Industries, Inc.	5,682	431
PetMed Express, Inc.	6,717	105
Red Robin Gourmet Burgers, Inc. *	4,328	132
Regis Corp. *	9,845	163
Rent-A-Center, Inc. *	14,978	399
Restoration Hardware, Inc. *	5,393	623
Ruth’s Hospitality Group, Inc.	9,462	215
Shake Shack, Inc. - Class A *	8,725	630
Shoe Carnival, Inc.	3,249	90
Shutterfly, Inc. *	11,449	579
Shutterstock, Inc. *	6,230	244
Sleep Number Corp. *	10,085	407
Sonic Automotive, Inc. - Class A	7,981	186
Stamps.com, Inc. *	5,434	246
Standard Motor Products, Inc.	6,716	305
Steven Madden, Ltd.	26,067	885
Strategic Education, Inc.	7,321	1,303
Sturm, Ruger & Co., Inc.	5,827	317
Superior Industries International, Inc.	7,713	27
Tailored Brands, Inc.	16,750	97
The Tile Shop Holdings, Inc.	12,852	51
TopBuild Corp. *	11,491	951
Unifi, Inc. *	4,858	88
Universal Electronics, Inc. *	4,626	190
Vera Bradley, Inc. *	6,983	84
Vista Outdoor, Inc. *	19,270	171
Vitamin Shoppe, Inc. *	5,206	21
William Lyon Homes - Class A *	11,014	201

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (93.5%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Wingstop, Inc.	9,813	930
Winnebago Industries, Inc.	9,682	374
Wolverine World Wide, Inc.	29,626	816
Zumiez, Inc. *	6,358	166
Total		34,167

Consumer Staples (3.3%)
The Andersons, Inc.	8,787	239
Avon Products, Inc. *	147,947	574
B&G Foods, Inc.	21,807	454
Calavo Growers, Inc.	5,229	506
Cal-Maine Foods, Inc.	10,110	422
Central Garden & Pet Co. *	3,446	93
Central Garden & Pet Co. - Class A *	13,807	340
The Chefs’ Warehouse, Inc. *	7,695	270
Coca-Cola Bottling Co. Consolidated	1,549	463
Darling Ingredients, Inc. *	54,993	1,094
Dean Foods Co.	30,625	28
Inter Parfums, Inc.	5,774	384
J & J Snack Foods Corp.	5,025	809
John B. Sanfilippo & Son, Inc.	2,935	234
Medifast, Inc.	3,972	510
MGP Ingredients, Inc.	4,260	282
Seneca Foods Corp. - Class A *	2,210	61
SpartanNash Co.	12,121	141
United Natural Foods, Inc. *	17,593	158
Universal Corp.	8,341	507
USANA Health Sciences, Inc. *	4,439	353
WD-40 Co.	4,605	732
Total		8,654

Energy (3.5%)
Archrock, Inc.	43,505	461
Bonanza Creek Energy, Inc. *	6,265	131
C&J Energy Services, Inc. *	20,507	242
Carrizo Oil & Gas, Inc. *	28,716	288
CONSOL Energy, Inc. *	9,217	245
Denbury Resources, Inc. *	153,955	191
Diamond Offshore Drilling, Inc. *	21,602	192
DMC Global, Inc.	4,752	301
Dril-Quip, Inc. *	12,093	580
ERA Group, Inc. *	6,828	57
Exterran Corp. *	10,550	150

Common Stocks (93.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
Geospace Technologies Corp. *	4,550	69
Green Plains, Inc.	12,986	140
Gulf Island Fabrication, Inc. *	4,628	33
Gulfport Energy Corp. *	48,394	238
Helix Energy Solutions Group, Inc. *	46,687	403
HighPoint Resources Corp. *	37,104	67
KLX Energy Services Holdings, Inc. *	7,727	158
Laredo Petroleum, Inc. *	51,325	149
Matrix Service Co. *	8,948	181
Nabors Industries, Ltd.	110,311	320
Newpark Resources, Inc. *	30,211	224
Noble Corp. PLC *	83,168	155
Oil States International, Inc. *	20,175	369
Par Pacific Holdings, Inc. *	10,089	207
PDC Energy, Inc. *	22,125	798
Penn Virginia Corp. *	4,488	138
ProPetro Holding Corp. *	24,805	513
Renewable Energy Group, Inc. *	12,557	199
REX American Resources Corp. *	1,885	137
Ring Energy, Inc. *	19,919	65
SEACOR Holdings, Inc. *	5,814	276
SRC Energy, Inc. *	81,244	403
Superior Energy Services, Inc. *	52,058	68
TETRA Technologies, Inc. *	41,928	68
Unit Corp. *	18,515	165
US Silica Holdings, Inc.	24,552	314
Whiting Petroleum Corp. *	30,469	569
Total		9,264

Financials (16.7%)
Ambac Financial Group, Inc. *	15,195	256
American Equity Investment Life Holding Co.	30,336	824
Ameris Bancorp	19,351	758
AMERISAFE, Inc.	6,434	410
Appollo Commercial Real Estate Finance, Inc.	45,953	845
ARMOUR Residential REIT, Inc.	17,496	326
Axos Financial, Inc. *	18,002	491
Banc of California, Inc.	14,291	200
Banner Corp.	10,434	565

Common Stocks (93.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
Berkshire Hills Bancorp, Inc.	15,197	477
Blucora, Inc. *	16,153	491
Boston Private Financial Holdings, Inc.	27,965	338
Brookline Bancorp, Inc.	26,628	410
Capstead Mortgage Corp.	28,567	239
Central Pacific Financial Corp.	9,557	286
City Holding Co.	5,501	420
Columbia Banking System, Inc.	24,553	888
Community Bank System, Inc.	17,200	1,132
Customers Bancorp, Inc. *	9,565	201
CVB Financial Corp.	34,117	717
Dime Community Bancshares	10,230	194
Donnelley Financial Solutions, Inc. *	11,416	152
Eagle Bancorp, Inc.	10,607	574
eHealth, Inc. *	6,351	547
Employers Holdings, Inc.	10,699	452
Encore Capital Group, Inc. *	8,580	291
Enova International, Inc. *	11,258	259
EZCORP, Inc. - Class A *	17,516	166
First BanCorp	72,545	801
First Commonwealth Financial Corp.	32,879	443
First Financial Bancorp	32,917	797
First Midwest Bancorp, Inc.	37,253	763
FirstCash, Inc.	14,400	1,440
Flagstar Bancorp, Inc.	9,615	319
Franklin Financial Network, Inc.	4,130	115
Glacier Bancorp, Inc.	28,236	1,145
Granite Point Mortgage Trust, Inc.	17,939	344
Great Western Bancorp, Inc.	19,006	679
Greenhill & Co., Inc.	5,975	81
Hanmi Financial Corp.	10,324	230
HCI Group, Inc.	2,242	91
Heritage Financial Corp. of Washington	11,085	327
HomeStreet, Inc. *	9,002	267
Hope Bancorp, Inc.	40,166	553
Horace Mann Educators Corp.	13,737	553
Independent Bank Corp.	11,453	872
INTL FCStone, Inc. *	5,363	212

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (93.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
Invesco Mortgage Capital, Inc.	42,923	692
James River Group Holdings, Ltd.	10,068	472
LegacyTexas Financial Group, Inc.	15,119	615
Meta Financial Group, Inc.	9,218	259
National Bank Holding Corp. - Class A	8,690	315
NBT Bancorp, Inc.	14,606	548
New York Mortgage Trust, Inc.	69,461	431
NMI Holdings, Inc. - Class A *	22,543	640
Northfield Bancorp, Inc.	15,785	246
Northwest Bancshares, Inc.	35,456	624
OFG Bancorp	14,564	346
Old National Bancorp	49,944	829
Opus Bank	7,211	152
Oritani Financial Corp.	12,791	227
Pacific Premier Bancorp, Inc.	15,067	465
PennyMac Mortgage Investment Trust	25,506	557
Piper Jaffray Cos., Inc.	4,749	353
PRA Group, Inc. *	15,149	426
Preferred Bank	4,655	220
ProAssurance Corp.	17,939	648
Provident Financial Services, Inc.	20,499	497
Redwood Trust, Inc.	32,337	535
RLI Corp.	13,087	1,122
S&T Bancorp, Inc.	11,462	430
Safety Insurance Group, Inc.	4,878	464
Seacoast Banking Corp. of Florida *	17,162	437
Selective Insurance Group, Inc.	19,771	1,481
ServisFirst Bancshares, Inc.	15,361	526
Simmons First National Corp. - Class A	32,004	744
Southside Bancshares, Inc.	10,580	343
Stewart Information Services Corp.	7,911	320
Third Point Reinsurance, Ltd. *	24,865	257
Tompkins Financial Corp.	4,141	338
Triumph Bancorp, Inc. *	8,201	238
TrustCo Bank Corp.	32,319	256
United Community Banks, Inc.	26,383	753
United Fire Group, Inc.	7,151	347
United Insurance Holdings Corp.	7,208	103

Common Stocks (93.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
Universal Insurance Holdings, Inc.	10,640	297
Veritex Holdings, Inc.	15,215	395
Virtus Investment Partners, Inc.	2,332	250
Waddell & Reed Financial, Inc. - Class A	25,070	418
Walker & Dunlop, Inc.	9,442	502
Westamerica Bancorporation	8,989	554
WisdomTree Investments, Inc.	39,335	243
World Acceptance Corp. *	2,113	347
Total		44,203

Health Care (11.2%)
Acorda Therapeutics, Inc. *	13,334	102
Addus HomeCare Corp. *	3,388	254
Akorn, Inc. *	31,506	162
AMAG Pharmaceuticals, Inc. *	11,271	113
AMN Healthcare Services, Inc. *	15,562	844
Amphastar Pharmaceuticals, Inc. *	11,783	249
AngioDynamics, Inc. *	12,423	245
ANI Pharmaceuticals, Inc. *	2,813	231
Anika Therapeutics, Inc. *	4,742	193
Arrowhead Pharmaceuticals, Inc. *	31,649	839
Assertio Therapeutics, Inc. *	21,498	74
BioTelemetry, Inc. *	11,284	543
Cambrex Corp. *	11,234	526
Cardiovascular Systems, Inc. *	11,625	499
Community Health Systems, Inc. *	39,409	105
Computer Programs and Systems, Inc.	4,073	113
CONMED Corp.	8,670	742
Corcept Therapeutics, Inc. *	34,889	389
CorVel Corp. *	3,026	263
Cross Country Healthcare, Inc. *	12,292	115
CryoLife, Inc. *	11,466	343
Cutera, Inc. *	4,686	97
Cytokinetics, Inc. *	19,267	217
Diplomat Pharmacy, Inc. *	18,954	115

Common Stocks (93.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Eagle Pharmaceuticals, Inc. *	3,439	191
Emergent Biosolutions, Inc. *	15,098	729
Enanta Pharmaceuticals, Inc. *	5,318	449
Endo International PLC *	67,194	277
Ensign Group, Inc.	16,634	947
HealthStream, Inc. *	8,541	221
Heska Corp. *	2,329	198
HMS Holdings Corp. *	29,072	942
Innoviva, Inc. *	22,647	330
Integer Holdings Corp. *	10,018	841
Invacare Corp.	11,269	58
Lannett Co., Inc. *	11,420	69
Lantheus Holdings, Inc. *	12,958	367
LeMaitre Vascular, Inc.	5,319	149
LHC Group, Inc. *	9,776	1,169
Luminex Corp.	13,962	288
Magellan Health, Inc. *	8,026	596
The Medicines Co. *	23,284	849
Medpace Holdings, Inc. *	8,728	571
Meridian Bioscience, Inc.	14,229	169
Merit Medical Systems, Inc. *	18,361	1,094
Mesa Laboratories, Inc.	1,182	289
Momenta Pharmaceuticals, Inc. *	32,916	410
Myriad Genetics, Inc. *	24,492	680
Natus Medical, Inc. *	11,351	292
Neogen Corp. *	17,398	1,081
NeoGenomics, Inc. *	34,204	750
NextGen Healthcare, Inc. *	15,974	318
Omnicell, Inc. *	13,759	1,184
OraSure Technologies, Inc. *	20,713	192
Orthofix Medical, Inc. *	6,365	337
Owens & Minor, Inc.	21,008	67
Phibro Animal Health
Corp. - Class A	6,772	215
Progenics Pharmaceuticals, Inc. *	28,287	174
The Providence Service Corp. *	3,702	212
REGENXBIO, Inc. *	10,273	528
Repligen Corp. *	14,030	1,206
Select Medical
Holdings Corp. *	36,161	574
Spectrum Pharmaceuticals, Inc. *	35,505	306

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (93.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Supernus Pharmaceuticals, Inc. *	17,486	579
Surmodics, Inc. *	4,472	193
Tabula Rasa HealthCare, Inc. *	6,092	304
Tactile Systems Technology, Inc. *	5,719	325
Tivity Health, Inc. *	15,923	262
US Physical Therapy, Inc.	4,260	522
Vanda Pharmaceuticals, Inc. *	17,679	249
Varex Imaging Corp. *	12,784	392
Total		29,518

Industrials (17.9%)
AAON, Inc.	13,569	681
AAR Corp.	10,886	400
ABM Industries, Inc.	22,150	886
Actuant Corp. - Class A	20,501	509
Aegion Corp. *	10,462	193
Aerojet Rocketdyne
Holdings, Inc. *	24,154	1,081
Aerovironment, Inc. *	7,110	404
Alamo Group, Inc.	3,217	321
Albany International Corp. - Class A	10,169	843
Allegiant Travel Co.	4,295	616
American Woodmark Corp. *	5,011	424
Apogee Enterprises, Inc.	8,879	386
Applied Industrial Technologies, Inc.	12,882	793
ArcBest Corp.	8,516	239
Arcosa, Inc.	16,139	607
Astec Industries, Inc.	7,521	245
Atlas Air Worldwide Holdings, Inc. *	8,629	385
AZZ, Inc.	8,722	401
Barnes Group, Inc.	15,780	889
Brady Corp. - Class A	16,451	811
Briggs & Stratton Corp.	14,039	144
Chart Industries, Inc. *	11,968	920
CIRCOR International, Inc. *	6,642	306
Comfort Systems USA, Inc.	12,319	628
Cubic Corp.	9,568	617
DXP Enterprises, Inc. *	5,344	202
Echo Global Logistics, Inc. *	9,312	194
Encore Wire Corp.	6,974	409
EnPro Industries, Inc.	6,923	442
ESCO Technologies, Inc.	8,671	716
Exponent, Inc.	17,324	1,014
Federal Signal Corp.	20,124	538

Common Stocks (93.5%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Forrester Research, Inc.	3,446	162
Forward Air Corp.	9,579	567
Franklin Electric Co., Inc.	12,857	611
FTI Consulting, Inc. *	12,688	1,064
Gibraltar Industries, Inc. *	10,749	434
GMS, Inc. *	10,782	237
The Greenbrier Cos., Inc.	10,817	329
Griffon Corp.	11,560	196
Harsco Corp. *	26,767	734
Hawaiian Holdings, Inc.	16,037	440
Heartland Express, Inc.	15,871	287
Heidrick & Struggles International, Inc.	6,382	191
Hillenbrand, Inc.	20,903	827
Hub Group, Inc. - Class A *	11,384	478
Insteel Industries, Inc.	6,105	127
Interface, Inc.	20,024	307
John Bean Technologies Corp.	10,558	1,279
Kaman Corp.	9,327	594
Kelly Services, Inc. - Class A	10,410	273
Korn / Ferry International	18,836	755
Lindsay Corp.	3,600	296
LSC Communications, Inc.	11,186	41
Lydall, Inc. *	5,852	118
Marten Transport, Ltd.	12,942	235
Matson, Inc.	14,295	555
Matthews International Corp. - Class A	10,591	369
Mercury Systems, Inc. *	18,475	1,300
Mobile Mini, Inc.	15,012	457
Moog, Inc. - Class A	10,841	1,015
Mueller Industries, Inc.	18,902	553
Multi-Color Corp.	4,663	233
MYR Group, Inc. *	5,544	207
National Presto Industries, Inc.	1,681	157
Navigant Consulting, Inc.	13,134	305
Patrick Industries, Inc. *	7,562	372
PGT Innovations, Inc. *	19,476	326
Pitney Bowes, Inc.	60,326	258
Powell Industries, Inc.	2,931	111
Proto Labs, Inc. *	8,962	1,040
Quanex Building Products Corp.	11,056	209
Raven Industries, Inc.	12,025	431
Resources Connection, Inc.	10,047	161
RR Donnelley & Sons Co.	23,633	47
Saia, Inc. *	8,642	559

Common Stocks (93.5%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Simpson Manufacturing Co., Inc.	13,417	892
SkyWest, Inc.	17,102	1,038
SPX Corp. *	14,643	484
SPX Flow, Inc. *	14,198	594
Standex International Corp.	4,223	309
Team, Inc. *	10,097	155
Tennant Co.	6,063	371
Tetra Tech, Inc.	18,314	1,439
Titan International, Inc.	16,823	82
Triumph Group, Inc.	16,658	381
TrueBlue, Inc. *	13,403	296
UniFirst Corp.	5,125	966
Universal Forest Products, Inc.	20,479	779
US Ecology, Inc.	7,373	439
Veritiv Corp. *	4,293	83
Viad Corp.	6,771	449
Vicor Corp. *	5,424	168
Wabash National Corp.	18,501	301
WageWorks, Inc. *	13,309	676
Watts Water Technologies, Inc. - Class A	9,244	861
Total		47,254

Information Technology (13.7%)
3D Systems Corp. *	38,951	354
8x8, Inc. *	32,141	775
ADTRAN, Inc.	15,959	243
Advanced Energy
Industries, Inc. *	12,763	718
Agilysys, Inc. *	5,882	126
Alarm.com Holdings, Inc. *	11,777	630
Anixter International, Inc. *	9,668	577
Applied Optoelectronics, Inc. *	6,323	65
Arlo Technologies, Inc. *	24,884	100
Axcelis Technologies, Inc. *	10,996	166
Badger Meter, Inc.	9,719	580
Bel Fuse, Inc. - Class B	3,363	58
Benchmark Electronics, Inc.	12,874	323
Bottomline Technologies, Inc. *	12,625	559
Brooks Automation, Inc.	24,079	933
Cabot Microelectronics Corp.	9,701	1,068
CalAmp Corp. *	11,215	131
Cardtronics PLC *	12,523	342
CEVA, Inc. *	7,335	179
Cohu, Inc.	13,691	211

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (93.5%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Comtech Telecommunications Corp.	8,057	227
Control4 Corp. *	8,945	212
Cray, Inc. *	13,746	479
CSG Systems International, Inc.	11,088	541
CTS Corp.	10,967	302
Daktronics, Inc.	13,271	82
Diebold, Inc. *	25,566	234
Digi International, Inc. *	9,366	119
Diodes, Inc. *	13,347	485
DSP Group, Inc. *	6,596	95
Ebix, Inc.	7,337	368
Electronics for Imaging, Inc. *	14,400	532
ePlus, Inc. *	4,543	313
EVERTEC, Inc.	20,010	654
Exlservice Holdings, Inc. *	11,463	758
Extreme Networks, Inc. *	39,640	256
Fabrinet *	12,295	611
FARO Technologies, Inc. *	5,784	304
Finisar Corp. *	39,356	900
FormFactor, Inc. *	24,895	390
Harmonic, Inc. *	29,640	165
Ichor Holdings, Ltd. *	7,470	177
II-VI, Inc. *	19,931	729
Insight Enterprises, Inc. *	11,937	695
Itron, Inc. *	11,164	699
KEMET Corp.	19,361	364
Knowles Corp. *	30,343	556
Kopin Corp. *	22,468	25
Kulicke and Soffa Industries, Inc.	21,704	489
LivePerson, Inc. *	19,914	558
ManTech International Corp. - Class A	8,910	587
MaxLinear, Inc. - Class A *	21,446	503
Methode Electronics, Inc. - Class A	12,346	353
MicroStrategy, Inc. - Class A *	2,738	392
Monotype Imaging Holdings, Inc.	13,810	233
MTS Systems Corp.	5,993	351
Nanometrics, Inc. *	8,190	284
NETGEAR, Inc. *	10,512	266
NIC, Inc.	22,336	358
OneSpan, Inc. *	10,470	148
OSI Systems, Inc. *	5,620	633
Park Electrochemical Corp.	6,498	108
PDF Solutions, Inc. *	9,309	122
Perficient, Inc. *	10,997	377
Photronics, Inc. *	22,386	184
Plexus Corp. *	10,049	587

Common Stocks (93.5%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Power Integrations, Inc.	9,771	783
Progress Software Corp.	14,852	648
Qualys, Inc. *	11,241	979
Rambus, Inc. *	36,728	442
Rogers Corp. *	6,191	1,068
Rudolph Technologies, Inc. *	10,356	286
Sanmina Corp. *	23,034	697
ScanSource, Inc. *	8,579	279
SMART Global Holdings, Inc. *	4,209	97
SolarEdge Technologies, Inc. *	14,904	931
SPS Commerce, Inc. *	5,980	611
Sykes Enterprises, Inc. *	13,172	362
TiVo Corp.	41,693	307
TTEC Holdings, Inc.	4,636	216
TTM Technologies, Inc. *	31,330	320
Ultra Clean Holdings, Inc. *	13,130	183
Unisys Corp. *	17,280	168
Veeco Instruments, Inc. *	16,248	199
Viavi Solutions, Inc. *	76,335	1,015
Virtusa Corp. *	9,259	411
Xperi Corp.	16,451	339
Total		36,284

Materials (4.0%)
AdvanSix, Inc. *	9,468	231
AK Steel Holding Corp. *	105,595	250
American Vanguard Corp.	8,729	134
Balchem Corp.	10,793	1,079
Boise Cascade Co.	13,010	366
Century Aluminum Co. *	16,602	115
Clearwater Paper Corp. *	5,513	102
Ferro Corp. *	27,349	432
FutureFuel Corp.	8,615	101
H.B. Fuller Co.	16,986	788
Hawkins, Inc.	3,192	139
Haynes International, Inc.	4,177	133
Innophos Holdings, Inc.	6,566	191
Innospec, Inc.	8,171	745
Kaiser Aluminum Corp.	5,384	526
Koppers Holdings, Inc. *	6,892	202
Kraton Corp. *	10,687	332
Livent Corp. *	48,735	337
LSB Industries, Inc. *	6,818	27
Materion Corp.	6,794	461
Mercer International, Inc.	14,463	224
Myers Industries, Inc.	11,837	228

Common Stocks (93.5%)	Shares/ Par +	Value $ (000’s)
Materials continued
Neenah Paper, Inc.	5,630	380
Olympic Steel, Inc.	3,049	42
P.H. Glatfelter	14,706	248
Quaker Chemical Corp.	4,451	903
Rayonier Advanced Materials, Inc.	16,623	108
Schulman, Inc. - Contingent Value Rights *,Æ	8,527	4
Schweitzer-Mauduit International, Inc.	10,312	342
Stepan Co.	6,794	624
SunCoke Energy, Inc. *	30,099	267
TimkenSteel Corp. *	13,150	107
Tredegar Corp.	8,533	142
US Concrete, Inc. *	5,269	262
Total		10,572

Real Estate (6.5%)
Acadia Realty Trust	27,628	756
Agree Realty Corp.	12,840	822
American Assets Trust, Inc.	15,765	743
Armada Hoffler Properties, Inc.	17,497	290
CareTrust REIT, Inc.	31,905	759
CBL & Associates Properties, Inc.	57,905	60
Cedar Realty Trust, Inc.	28,684	76
Chatham Lodging Trust	15,546	293
Chesapeake Lodging Trust	20,284	576
Community Healthcare Trust, Inc.	5,982	236
DiamondRock Hospitality Co.	67,243	695
Easterly Government Properties, Inc.	22,706	411
Four Corners Property Trust, Inc.	22,833	624
Franklin Street Properties Corp.	35,793	264
Getty Realty Corp.	11,358	349
Global Net Lease, Inc.	27,986	549
Hersha Hospitality Trust	12,043	199
HFF, Inc. - Class A	13,293	605
Independence Realty Trust, Inc.	29,987	347
Innovative Industrial Properties, Inc.	3,273	404
iStar, Inc.	21,595	268
Kite Realty Group Trust	28,018	424
Lexington Realty Trust	69,775	657
LTC Properties, Inc.	13,265	606
Marcus & Millichap, Inc. *	7,169	221
National Storage Affiliates Trust	18,987	549
NorthStar Realty Europe Corp.	16,794	276

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (93.5%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Office Properties Income Trust	16,052	422
Pennsylvania Real Estate Investment Trust	19,890	129
RE/MAX Holdings, Inc. - Class A	5,944	183
Realogy Holdings Corp.	38,124	276
Retail Opportunity Investments Corp.	38,157	654
RPT Realty	26,822	325
Saul Centers, Inc.	3,881	218
Summit Hotel Properties, Inc.	35,076	402
Universal Health Realty Income Trust	4,222	359
Urstadt Biddle Properties, Inc. - Class A	9,981	210
Washington Prime Group, Inc.	62,252	238
Washington Real Estate Investment Trust	26,715	714
Whitestone REIT	13,295	169
Xenia Hotels & Resorts, Inc.	37,600	784
Total		17,142

Utilities (2.0%)
American States Water Co.	12,282	924
Avista Corp.	21,947	979
California Water Service Group	16,067	813
El Paso Electric Co.	13,558	887
Northwest Natural Holding Co.	10,155	706
South Jersey Industries, Inc.	30,839	1,040
Total		5,349

Total Common Stocks (Cost: $219,512)		247,166

Investment Companies (1.9%)
Investment Companies (1.9%)
iShares Core S&P Small-Cap ETF	64,354	5,037
Total		5,037

Total Investment Companies (Cost: $4,965)		5,037

Short-Term Investments (4.2%)	Shares/ Par +	Value $ (000’s)
Commercial Paper (3.4%)
The Coca-Cola Co. 0.000%, 9/16/19 144A	1,000,000	995
Exxon Mobil Corp. 0.000%, 7/10/19	1,000,000	999
Kellogg Co. 0.000%, 7/9/19 144A	1,000,000	999
Marriott International, Inc.
0.000%, 7/15/19 144A	500,000	499
0.000%, 8/2/19 144A	500,000	499
Mondelez International, Inc.
0.000%, 7/17/19 144A	500,000	500
0.000%, 7/25/19 144A	1,000,000	998
0.000%, 7/26/19 144A	500,000	499
QUALCOMM, Inc. 0.000%, 7/24/19 144A	1,000,000	998
The Southern Co. 0.000%, 7/8/19 144A	1,000,000	999
Walgreens Boots Alliance, Inc. 0.000%, 8/16/19 144A	1,000,000	997
Total		8,982

Money Market Funds (0.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310% #	2,010,678	2,011
Total		2,011

Total Short-Term Investments (Cost: $10,994)		10,993

Total Investments (99.6%) (Cost: $235,471)@		263,196

Other Assets, Less Liabilities (0.4%)		1,062

Net Assets (100.0%)		264,258

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Over the Counter Derivatives

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
S&P SmallCap 600 Index	JP Morgan	1-Month USD LIBOR + 22.0 basis points	S&P SmallCap 600 Index	5/20	10,587	$714	$714
						$714	$714

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	—	$714	$714	—	—	—	—

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the value of these securities (in thousands) was $7,983 representing 3.0% of the net assets.

#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $235,471 and the net unrealized appreciation of investments based on that cost was $28,439 which is comprised of $54,675 aggregate gross unrealized appreciation and $26,236 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Materials	$10,568	$—	$4
All Others	236,594	—	—
Investment Companies	5,037	—	—
Short-Term Investments
Money Market Funds	2,011	—	—
All Others	—	8,982	—
Other Financial Instruments^
Total Return Swaps	—	714	—
Total Assets:	$254,210	$9,696	$4

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio (unaudited)

   Sector Allocation 6/30/19

Sector	% of Net Assets

Financials	23.7%

Industrials	14.7%

Real Estate	11.0%

Information Technology	10.4%

Consumer Discretionary	9.7%

Utilities	7.7%

Health Care	7.5%

Energy	4.4%

Materials	3.8%

Consumer Staples	3.1%

Communication Services	2.1%

Short-Term Investments & Other Net Assets	1.9%

   Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest a portion of its assets in other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”), and business development companies (“BDCs”), and will bear its pro rata portion of such expenses. The market prices of ETFs, closed-end funds and BDCs may trade at a premium or discount to their net asset values and may be subject to trading halts by the applicable exchange, which may negatively impact the Portfolio. BDCs in particular may be less liquid and more adversely affected by poor economic or market conditions.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.1%)
Cable One, Inc.	6,621	7,753
Rosetta Stone, Inc. *	118,359	2,708
Scholastic Corp.	46,534	1,547
Total		12,008

Consumer Discretionary (9.7%)
Aaron’s, Inc.	119,919	7,364
American Public Education, Inc. *	87,407	2,585
Cavco Industries, Inc. *	27,743	4,371
Culp, Inc.	93,998	1,786
Dorman Products, Inc. *	55,795	4,862
Express, Inc. *	141,859	387
Garrett Motion, Inc. *	194,497	2,986
LCI Industries	35,756	3,218
Lumber Liquidators Holdings, Inc. *	141,442	1,634
Marriott Vacations Worldwide Corp.	18,001	1,735
Monro Muffler Brake, Inc.	36,063	3,076
Pool Corp.	34,527	6,595
The RealReal, Inc. *	24,325	703
Red Robin Gourmet Burgers, Inc. *	41,889	1,281
Steven Madden, Ltd.	118,599	4,026
Strategic Education, Inc.	45,585	8,114
Visteon Corp. *	22,100	1,295
Total		56,018

Consumer Staples (3.1%)
BJ’s Wholesale Club Holdings, Inc. *	45,344	1,197
Grocery Outlet Holding Corp. *	19,403	638
Nomad Foods, Ltd. *	387,194	8,270
Post Holdings, Inc. *	40,998	4,263
The Simply Good Foods Co. *	138,911	3,345
Total		17,713

Energy (4.4%)
Apergy Corp. *	47,767	1,602
Cactus, Inc. *	31,059	1,029
Centennial Resource Development, Inc. - Class A *	315,304	2,393
Frank’s International NV *	253,747	1,385
International Seaways, Inc. *	142,710	2,712
Jagged Peak Energy, Inc. *	180,001	1,489
Keane Group, Inc. *	329,286	2,213

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Energy continued
Kimbell Royalty Partners LP	35,237	569
Kosmos Energy, Ltd.	271,203	1,700
Matador Resources Co. *	162,441	3,229
REX American Resources Corp. *	30,821	2,247
TETRA Technologies, Inc. *	775,904	1,265
WPX Energy, Inc. *	331,058	3,810
Total		25,643

Financials (23.7%)
Assured Guaranty, Ltd.	33,934	1,428
Atlantic Capital Bancshares, Inc. *	88,407	1,514
Axis Capital Holdings, Ltd.	10,471	625
BankUnited, Inc.	174,787	5,897
BOK Financial Corp.	34,423	2,598
Capstead Mortgage Corp.	136,400	1,139
CBOE Holdings, Inc.	13,051	1,353
CenterState Bank Corp.	93,700	2,158
Columbia Banking System, Inc.	148,511	5,373
East West Bancorp, Inc.	66,727	3,121
Employers Holdings, Inc.	59,487	2,515
FB Financial Corp.	89,074	3,260
Glacier Bancorp, Inc.	112,513	4,562
Green Dot Corp. - Class A *	72,746	3,557
Hercules Capital, Inc.	238,575	3,059
Heritage Commerce Corp.	121,245	1,485
Heritage Financial Corp. of Washington	89,733	2,651
Home BancShares, Inc.	465,191	8,960
Hope Bancorp, Inc.	198,498	2,735
Houlihan Lokey, Inc.	61,646	2,745
Howard Bancorp, Inc. *	95,599	1,450
Live Oak Bancshares, Inc.	70,095	1,202
Main Street Capital Corp.	60,412	2,484
Meridian Bancorp, Inc.	191,319	3,423
National Bank Holding Corp. - Class A	134,709	4,890
Origin Bancorp, Inc.	58,188	1,920
Palomar Holdings, Inc. *	7,569	182
PCSB Financial Corp.	103,727	2,101

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Financials continued
PDL Community Bancorp *	106,045	1,515
PennyMac Financial Services, Inc.	148,572	3,295
Pinnacle Financial Partners, Inc.	70,954	4,078
Popular, Inc.	80,454	4,364
ProAssurance Corp.	86,923	3,139
Prosperity Bancshares, Inc.	65,658	4,337
Radian Group, Inc.	208,691	4,769
Redwood Trust, Inc.	114,211	1,888
Safety Insurance Group, Inc.	26,198	2,492
State Auto Financial Corp.	98,946	3,463
Sterling Bancorp, Inc.	133,501	1,331
SVB Financial Group *	6,226	1,398
Texas Capital Bancshares, Inc. *	53,942	3,310
TowneBank	178,482	4,869
Virtus Investment Partners, Inc.	19,109	2,052
Webster Financial Corp.	75,684	3,615
Wintrust Financial Corp.	46,236	3,383
WSFS Financial Corp.	145,962	6,028
Total		137,713

Health Care (7.5%)
Array BioPharma, Inc. *	27,766	1,286
Atrion Corp.	7,306	6,230
Avanos Medical, Inc. *	105,116	4,584
Ensign Group, Inc.	113,135	6,440
Mesa Laboratories, Inc.	12,946	3,163
Molina Healthcare, Inc.*	29,593	4,236
Momenta Pharmaceuticals, Inc.*	124,357	1,548
Patterson Cos., Inc.	38,470	881
Quidel Corp. *	112,756	6,689
Select Medical Holdings Corp. *	232,726	3,693
Ultragenyx Pharmaceutical, Inc. *	8,903	565
West Pharmaceutical Services, Inc.	23,426	2,932
Xencor, Inc. *	35,754	1,464
Total		43,711

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Industrials (14.7%)
Aegion Corp. *	240,800	4,431
Beacon Roofing Supply, Inc. *	69,228	2,542
Blue Bird Corp. *	93,998	1,851
Brady Corp. - Class A	53,323	2,630
The Brink’s Co.	19,917	1,617
CIRCOR International, Inc. *	102,706	4,724
Cubic Corp.	76,686	4,945
ESCO Technologies, Inc.	67,201	5,552
FTI Consulting, Inc. *	68,744	5,763
Genesee & Wyoming, Inc. - Class A *	49,939	4,994
Helios Technologies, Inc.	77,295	3,587
Hillenbrand, Inc.	40,807	1,615
Huron Consulting Group, Inc. *	31,734	1,599
Kirby Corp. *	28,664	2,264
Landstar System, Inc.	62,579	6,758
McGrath RentCorp	63,728	3,961
MSA Safety, Inc.	27,124	2,858
Parsons Corp. *	55,067	2,030
RBC Bearings, Inc. *	15,920	2,656
Stericycle, Inc. *	88,469	4,224
Thermon Group Holdings, Inc. *	85,066	2,182
Triumph Group, Inc.	289,002	6,618
Universal Forest Products, Inc.	114,979	4,376
Universal Logistics Holdings, Inc.	79,784	1,793
Total		85,570

Information Technology (10.4%)
Belden, Inc.	164,004	9,770
Cabot Microelectronics Corp.	38,621	4,251
Ceridian HCM Holding, Inc. *	74,441	3,737
Cision, Ltd. *	190,890	2,239
Conduent, Inc. *	124,127	1,190
Cray, Inc. *	29,262	1,019
Cypress Semiconductor Corp.	84,919	1,889
The Descartes Systems Group, Inc. *	16,323	603
Endava PLC *	15,495	624
Entegris, Inc.	49,311	1,840
GTT Communications, Inc. *	95,100	1,674
Harmonic, Inc. *	710,234	3,942
i3 Verticals, Inc. *	90,926	2,678
Knowles Corp. *	247,837	4,538
Littelfuse, Inc.	45,316	8,017
MaxLinear, Inc. - Class A *	125,143	2,933
Q2 Holdings, Inc. *	33,905	2,589
RealPage, Inc. *	38,218	2,249

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Rudolph Technologies, Inc. *	58,999	1,630
Zendesk, Inc. *	36,064	3,211
Total		60,623

Materials (3.8%)
American Vanguard Corp.	101,145	1,559
Carpenter Technology Corp.	86,520	4,151
Clearwater Paper Corp. *	35,221	651
Constellium NV - Class A *	246,578	2,476
Minerals Technologies, Inc.	53,324	2,853
Myers Industries, Inc.	225,507	4,346
Quaker Chemical Corp.	17,392	3,529
Reliance Steel & Aluminum Co.	27,123	2,566
Total		22,131

Real Estate (11.0%)
Acadia Realty Trust	93,258	2,552
American Campus Communities, Inc.	71,644	3,307
Cedar Realty Trust, Inc.	917,169	2,431
Douglas Emmett, Inc.	68,735	2,738
EastGroup Properties, Inc.	54,563	6,328
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	137,787	3,883
Healthcare Realty Trust, Inc.	157,829	4,943
JBG SMITH Properties	138,219	5,438
Kilroy Realty Corp.	41,920	3,094
Potlatch Corp.	91,590	3,570
PS Business Parks, Inc.	29,593	4,987
QTS Realty Trust, Inc.	41,988	1,939
Saul Centers, Inc.	57,948	3,253
The St. Joe Co. *	202,439	3,498
Sunstone Hotel Investors, Inc.	284,823	3,905
Terreno Realty Corp.	137,797	6,758
Washington Real Estate Investment Trust	57,011	1,524
Total		64,148

Utilities (7.7%)
Atmos Energy Corp.	27,124	2,863
California Water Service Group	65,038	3,293
Chesapeake Utilities Corp.	73,707	7,004
MGE Energy, Inc.	34,024	2,486
NorthWestern Corp.	70,900	5,115
ONE Gas, Inc.	81,692	7,377
PNM Resources, Inc.	160,612	8,177

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Portland General Electric Co.	63,189	3,423
RGC Resources, Inc.	27,622	843
Southwest Gas Holdings, Inc.	46,855	4,199
Total		44,780

Total Common Stocks (Cost: $429,544)		570,058

Short-Term Investments (1.9%)
Money Market Funds (1.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310% #	10,923,478	10,923
Total		10,923

Total Short-Term Investments (Cost: $10,923)		10,923

Total Investments (100.0%) (Cost: $440,467)@		580,981

Other Assets, Less Liabilities (0.0%)		(181)

Net Assets (100.0%)		580,800

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $440,467 and the net unrealized appreciation of investments based on that cost was $140,514 which is comprised of $169,648 aggregate gross unrealized appreciation and $29,134 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$570,058	$—	$—
Short-Term Investments	10,923	—	—
Total Assets:	$580,981	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio (unaudited)

Sector Allocation 6/30/19
Sector	% of Net Assets

Information Technology	22.2%

Industrials	22.0%

Financials	16.7%

Health Care	9.3%

Consumer Discretionary	8.0%

Consumer Staples	7.6%

Materials	7.3%
Short-Term Investments & Other Net Assets	2.7%

Communication Services	2.6%

Real Estate	1.2%

Energy	0.4%

  Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

International Growth Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Common Stocks (97.3%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (2.6%)
Adevinta ASA - Class A *	Norway	12,200	136
Adevinta ASA - Class B *	Norway	238,299	2,626
Alphabet, Inc. - Class A *	United States	5,900	6,388
Rightmove PLC	United Kingdom	501,300	3,404
Safaricom, Ltd.	Kenya	12,141,400	3,315
Schibsted ASA - Class B	Norway	143,099	3,731
Total			19,600

Consumer Discretionary (8.0%)
Alibaba Group Holding, Ltd., ADR *	China	59,779	10,129
Autoliv, Inc.	United States	66,100	4,661
Denso Corp.	Japan	134,800	5,668
Informa PLC	United Kingdom	407,298	4,319
InterContinental Hotels Group PLC, ADR	United Kingdom	204,984	13,709
Naspers, Ltd. - Class N	South Africa	37,600	9,128
USS Co., Ltd.	Japan	599,600	11,807
Total			59,421

Consumer Staples (7.6%)
Alimentation Couche-Tard, Inc. - Class B	Canada	68,500	4,311
BGF Retail Co., Ltd.	South Korea	15,924	2,910
Clicks Group, Ltd.	South Africa	347,852	5,070
Nestle SA	Switzerland	413,169	42,773
PriceSmart, Inc.	United States	30,900	1,579
Total			56,643

Energy (0.4%)
Pason Systems, Inc.	Canada	100,700	1,459
PrairieSky Royalty, Ltd.	Canada	102,400	1,439
Total			2,898

Financials (16.7%)
AIA Group, Ltd.	Hong Kong	2,555,488	27,561
B3 SA - Brasil, Bolsa, Balcao	Brazil	532,600	5,196
Berkshire Hathaway, Inc. - Class B *	United States	37,000	7,887
Deutsche Borse Aktiengesellschaft	Germany	55,900	7,907
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	234,000	8,262
Housing Development Finance Corp., Ltd.	India	354,663	11,275
Itau Unibanco Holding SA	Brazil	46,550	377
Jyske Bank A/S	Denmark	56,800	1,968
KBC Group NV	Belgium	63,632	4,171
Marsh & McLennan Cos., Inc.	United States	98,523	9,828
Moody’s Corp.	United States	42,000	8,203
MSCI, Inc.	United States	45,600	10,889
Prudential PLC	United Kingdom	553,263	12,057
S&P Global, Inc.	United States	39,800	9,066
Total			124,647

Common Stocks (97.3%)	Country	Shares/ Par +	Value $ (000’s)
Health Care (9.3%)
CSL, Ltd.	Australia	148,395	22,399
Hoya Corp.	Japan	147,500	11,292
ResMed, Inc.	United States	76,800	9,372
Roche Holding AG	Switzerland	92,352	25,983
Total			69,046

Industrials (22.0%)
ANDRITZ AG	Austria	116,554	4,387
Assa Abloy AB - Class B	Sweden	815,300	18,429
Atlas Copco AB - Class A	Sweden	334,200	10,681
Auckland International Airport, Ltd.	New Zealand	710,555	4,702
BAE Systems PLC	United Kingdom	451,800	2,842
Canadian National Railway Co.	Canada	36,900	3,415
Canadian Pacific Railway, Ltd.	Canada	21,700	5,111
East Japan Railway Co.	Japan	80,700	7,545
Edenred	France	155,700	7,942
Elis SA	France	101,094	1,833
Epiroc AB	Sweden	485,900	5,059
Experian PLC	Jersey	287,900	8,716
Fagerhult AB	Sweden	225,940	1,496
FANUC Corp.	Japan	42,000	7,764
Interpump Group SpA	Italy	142,400	4,382
Komatsu, Ltd.	Japan	212,900	5,134
Legrand SA	France	88,000	6,434
Loomis AB - Class B	Sweden	58,500	2,011
MISUMI Group, Inc.	Japan	338,800	8,491
MTU Aero Engines AG	Germany	39,500	9,410
Nabtesco Corp.	Japan	130,600	3,627
OSG Corp.	Japan	184,700	3,639
Prosegur Cia de Seguridad SA	Spain	712,400	3,346
Safran SA	France	88,900	13,025
Schindler Holding AG - Participation Certificate	Switzerland	37,393	8,324
Schindler Holding AG - Registered Shares	Switzerland	6,085	1,329
SHO-BOND Holdings Co., Ltd.	Japan	130,800	4,610
Total			163,684

Information Technology (22.2%)
Amadeus IT Group SA	Spain	207,800	16,460
ASML Holding NV	Netherlands	120,200	25,113
Azbil Corp.	Japan	204,100	4,983
Black Knight, Inc. *	United States	94,800	5,702
Keyence Corp.	Japan	35,400	21,713
Mastercard, Inc. - Class A	United States	84,900	22,459
PayPal Holdings, Inc. *	United States	49,700	5,689
SAP SE	Germany	225,519	30,967
Spectris PLC	United Kingdom	138,200	5,051
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	967,000	7,441

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

Common Stocks (97.3%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology continued
Visa, Inc. - Class A	United States	117,125	20,327
Total			165,905

Materials (7.3%)
CRH PLC, ADR	Ireland	379,900	12,442
Elementis PLC	United Kingdom	696,925	1,253
Franco-Nevada Corp.	Canada	39,600	3,361
Linde PLC	Ireland	86,455	17,366
Martin Marietta Materials, Inc.	United States	38,500	8,859
The Sherwin-Williams Co.	United States	21,100	9,670
Tikkurila Oyj	Finland	86,400	1,454
Total			54,405
Real Estate (1.2%)
Merlin Properties Socimi SA Spain		127,800	1,773
Shaftesbury PLC	United Kingdom	130,800	1,335
Vonovia SE	Germany	120,000	5,731
Total			8,839

Total Common Stocks (Cost: $568,691)			725,088

Short-Term Investments (2.5%)	Country	Shares/ Par +	Value $ (000’s)
Money Market Funds (2.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310%#	United States	18,457,181	18,457
Total			18,457

Total Short-Term Investments (Cost: $18,457)			18,457

Total Investments (99.8%) (Cost: $587,148)@			743,545

Other Assets, Less Liabilities (0.2%)			1,673

Net Assets (100.0%)			745,218

Investments Percentage by Country is based on Net Assets:
United States	21.3%
Japan	12.9%
Switzerland	10.5%
Germany	7.3%
United Kingdom	6.0%
Sweden	5.1%
Other	36.7%
Total	99.8%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $587,148 and the net unrealized appreciation of investments based on that cost was $156,397 which is comprised of $171,401 aggregate gross unrealized appreciation and $15,004 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$725,088	$—	$ —
Short-Term Investments	18,457	—	—

Total Assets:	$743,545	$—	$ —

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio (unaudited)

Sector Allocation 6/30/19
Sector	% of Net Assets

Financials	19.0%

Industrials	14.8%

Health Care	11.1%
Information Technology	10.5%

Consumer Staples	10.4%

Consumer Discretionary	8.5%

Materials	8.5%

Energy	5.5%
Communication Services	4.4%

Utilities	3.6%

Real Estate	2.3%

Short-Term Investments & Other Net Assets	1.4%

   Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of that sector.

Research International Core Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Common Stocks (98.6%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (4.4%)
Advanced Info Service PCL	Thailand	693,100	4,882
Hellenic Telecommunications Organization SA *	Greece	249,848	3,693
KDDI Corp.	Japan	347,500	8,843
NAVER Corp.	South Korea	26,353	2,602
SoftBank Group Corp.	Japan	168,800	8,086
Tele2 AB	Sweden	183,188	2,673
Total			30,779

Consumer Discretionary (8.5%)
adidas AG	Germany	28,446	8,782
Cie Financiere Richemont SA	Switzerland	75,517	6,408
Dufry AG *	Switzerland	22,286	1,888
Koito Manufacturing Co., Ltd.	Japan	119,600	6,378
LVMH Moet Hennessy Louis Vuitton SE	France	34,355	14,622
Paddy Power Betfair PLC	Ireland	35,004	2,635
Techtronic Industries Co., Ltd.	Hong Kong	1,001,500	7,667
USS Co., Ltd.	Japan	379,500	7,473
Yum China Holdings, Inc.	United States	92,350	4,267
Total			60,120

Consumer Staples (10.4%)
Ambev SA, ADR	Brazil	590,017	2,755
British American Tobacco PLC	United Kingdom	249,363	8,705
Danone SA	France	95,693	8,107
Japan Tobacco, Inc.	Japan	223,200	4,926
Kao Corp.	Japan	89,100	6,785
L’Oreal SA	France	29,369	8,366
Nestle SA	Switzerland	221,127	22,892
Reckitt Benckiser Group PLC	United Kingdom	103,204	8,144
Sundrug Co., Ltd.	Japan	96,800	2,618
Total			73,298

Energy (5.5%)
BP PLC	United Kingdom	1,597,534	11,130
Cairn Energy PLC *	United Kingdom	1,524,439	3,351
Caltex Australia, Ltd.	Australia	212,589	3,694
Enbridge, Inc.	Canada	104,671	3,781
Eni SpA	Italy	412,706	6,854
Galp Energia SGPS SA	Portugal	416,525	6,406
	Papua New
Oil Search, Ltd.	Guinea	638,357	3,168
Total			38,384

Financials (19.0%)
AEON Financial Service Co., Ltd.	Japan	391,400	6,299
AIA Group, Ltd.	Hong Kong	1,347,400	14,532
AIB Group PLC	Ireland	1,531,889	6,264
Aon PLC	United Kingdom	58,045	11,202

Common Stocks (98.6%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Barclays PLC	United Kingdom	1,825,268	3,472
BNP Paribas SA	France	185,184	8,795
Cerved Information Solutions SpA	Italy	143,510	1,272
Euronext NV	Netherlands	92,703	7,015
HDFC Bank, Ltd.	India	181,617	6,422
Hiscox, Ltd.	Bermuda	296,226	6,365
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	169,700	5,991
Intesa Sanpaolo SpA	Italy	3,615,233	7,737
Julius Baer Group, Ltd. *	Switzerland	159,122	7,084
KBC Group NV	Belgium	105,526	6,916
Mitsubishi UFJ Financial Group, Inc.	Japan	1,603,300	7,614
Swiss Re AG	Switzerland	45,061	4,581
TMX Group, Ltd.	Canada	76,389	5,314
UBS Group AG *	Switzerland	801,402	9,523
Zurich Insurance Group AG	Switzerland	21,394	7,449
Total			133,847

Health Care (11.1%)
Bayer AG	Germany	133,862	9,276
Essilor International SA	France	82,815	10,806
Kyowa Hakko Kirin Co., Ltd.	Japan	168,900	3,038
Novo Nordisk AS - Class B	Denmark	246,756	12,574
Roche Holding AG	Switzerland	68,404	19,245
Santen Pharmaceutical Co., Ltd.	Japan	607,100	10,051
Sonic Healthcare, Ltd.	Australia	215,208	4,094
Terumo Corp.	Japan	314,400	9,361
Total			78,445

Industrials (14.8%)
51job, Inc. *	Cayman Islands	46,440	3,506
Aena SA	Spain	13,789	2,733
Brambles, Ltd.	Australia	811,533	7,338
Daikin Industries, Ltd.	Japan	82,100	10,710
GEA Group AG	Germany	184,904	5,257
Hitachi, Ltd.	Japan	202,800	7,428
Kubota Corp.	Japan	519,200	8,635
Legrand SA	France	104,655	7,652
Malaysia Airports Holdings Bhd	Malaysia	855,200	1,765
Melrose Industries PLC	United Kingdom	1,334,541	3,065
RELX PLC	United Kingdom	389,093	9,415
Ritchie Bros Auctioneers, Inc.	Canada	104,320	3,469
Ryanair Holdings PLC *	Ireland	26,855	1,723
Schindler Holding AG	Switzerland	30,081	6,696
Schneider Electric SE	France	168,465	15,279
TOTO, Ltd.	Japan	170,500	6,729
Yamato Holdings Co., Ltd.	Japan	147,000	2,987
Total			104,387

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

Common Stocks (98.6%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology (10.5%)
Amadeus IT Group SA	Spain	95,814	7,589
Cadence Design Systems, Inc. *	United States	39,702	2,811
Check Point Software Technologies, Ltd. *	Israel	52,130	6,027
Cognizant Technology Solutions Corp. - Class A	United States	93,896	5,952
Constellation Software, Inc.	Canada	3,954	3,727
EPAM Systems, Inc. *	United States	28,174	4,877
Fujitsu, Ltd.	Japan	19,700	1,373
Just Eat PLC *	United Kingdom	409,057	3,247
Kyocera Corp.	Japan	48,600	3,171
Mastercard, Inc. - Class A	United States	19,750	5,224
Mellanox Technologies, Ltd. *	Israel	36,251	4,012
Nomura Research Institute, Ltd.	Japan	369,300	5,916
Samsung Electronics Co., Ltd.	South Korea	97,586	3,972
Scout24 AG *	Germany	57,696	3,065
Silicon Motion Technology Corp., ADR	Cayman Islands	54,138	2,403
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	937,189	7,212
Telefonaktiebolaget LM Ericsson - Class B	Sweden	365,900	3,471
Total			74,049

Materials (8.5%)
Akzo Nobel NV	Netherlands	108,107	10,159
Croda International PLC	United Kingdom	131,885	8,575
Kansai Paint Co., Ltd.	Japan	163,700	3,430
Linde PLC	Ireland	85,246	17,123
Nitto Denko Corp.	Japan	95,900	4,729

Common Stocks (98.6%)	Country	Shares/ Par +	Value $ (000’s)
Materials continued
Sika AG	Switzerland	46,993	8,020
Symrise AG	Germany	82,181	7,910
Total			59,946

Real Estate (2.3%)
Grand City Properties SA	Luxembourg	346,068	7,909
LEG Immobilien AG	Germany	75,006	8,461
Total			16,370

Utilities (3.6%)
APA Group	Australia	545,027	4,133
China Resources Gas Group, Ltd.	Bermuda	792,000	3,929
CLP Holdings, Ltd.	Hong Kong	516,500	5,699
Iberdrola, SA	Spain	836,903	8,342
Orsted A/S	Denmark	33,950	2,936
Total			25,039

Total Common Stocks (Cost: $615,601)			694,664

Short-Term Investments (1.0%)
Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310%#	United States	6,730,250	6,730
Total			6,730

Total Short-Term Investments (Cost: $6,730)			6,730

Total Investments (99.6%) (Cost: $622,331)@			701,394

Other Assets, Less Liabilities (0.4%)			2,515

Net Assets (100.0%)			703,909

Investments Percentage by Country is based on Net Assets:
Japan	19.4%
Switzerland	13.2%
France	10.5%
United Kingdom	10.0%
Germany	5.9%
Other	40.6%

Total	99.6%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $622,331 and the net unrealized appreciation of investments based on that cost was $79,063 which is comprised of $122,556 aggregate gross unrealized appreciation and $43,493 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$694,664	$—	$—
Short-Term Investments	6,730	—	—
Total Assets:	$701,394	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio (unaudited)

Sector Allocation 6/30/19

Sector	% of Net Assets

Financials	17.7%

Health Care	16.0%

Communication Services	11.4%

Energy	11.1%

Industrials	9.5%

Materials	8.2%

Information Technology	5.8%

Utilities	5.0%

Consumer Staples	4.8%

Consumer Discretionary	4.7%

Real Estate	3.2%

Short-Term Investments & Other Net Assets	2.6%

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of that sector.

International Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Common Stocks (97.4%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (11.4%)
Baidu, Inc., ADR *	Cayman Islands	153,670	18,035
China Mobile, Ltd.	China	3,204,760	29,189
China Telecom Corp., Ltd. - Class H	China	58,018,160	29,189
Deutsche Telekom AG	Germany	2,423,360	41,918
Singapore Telecommunications, Ltd.	Singapore	11,610,330	30,034
Telefonica Deutschland Holding AG	Germany	3,391,620	9,476
Vodafone Group PLC	United Kingdom	22,485,704	36,928

Total			194,769

Consumer Discretionary (4.7%)
Cie Generale des Etablissements Michelin	France	153,578	19,480
Kingfisher PLC	United Kingdom	7,234,750	19,745
Panasonic Corp.	Japan	1,746,780	14,543
Ryohin Keikaku Co., Ltd.	Japan	18,190	3,283
SES SA	Luxembourg	1,395,650	21,821
Sumitomo Rubber Industries, Ltd.	Japan	159,310	1,841

Total			80,713

Consumer Staples (4.8%)
Ezaki Glico Co., Ltd.	Japan	328,410	14,621
Kirin Holdings Co., Ltd.	Japan	1,532,400	33,025
Seven & i Holdings Co., Ltd.	Japan	483,900	16,373
Suntory Beverage & Food, Ltd.	Japan	401,300	17,438

Total			81,457

Energy (11.1%)
BP PLC	United Kingdom	5,314,200	37,024
The Drilling Company of 1972 A/S *	Denmark	28,360	2,203
Eni SpA	Italy	2,611,625	43,375
Husky Energy, Inc.	Canada	1,528,240	14,483
Royal Dutch Shell PLC - Class B	United Kingdom	1,314,075	43,072
Tenaris SA	Luxembourg	679,125	8,888
TOTAL SA	France	744,720	41,727

Total			190,772

Financials (17.7%)
AXA SA	France	329,165	8,646
Bangkok Bank PCL	Thailand	118,640	762
Bank of Ireland Group PLC	Ireland	3,510,100	18,344
BNP Paribas SA	France	1,097,860	52,139
Credit Agricole SA	France	1,432,720	17,179
Hana Financial Group, Inc.	South Korea	625,130	20,249
HSBC Holdings PLC	United Kingdom	3,535,657	29,329
ING Groep NV	Netherlands	3,752,912	43,511
KB Financial Group, Inc., ADR	South Korea	653,780	25,811
Standard Chartered PLC	United Kingdom	5,841,822	52,985

Common Stocks (97.4%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Sumitomo Mitsui Financial Group, Inc.	Japan	987,770	34,870

Total			303,825

Health Care (16.0%)
Astellas Pharma, Inc.	Japan	1,956,730	27,859
Bayer AG	Germany	368,368	25,526
Fresenius Medical Care AG & Co.	Germany	314,640	24,701
Merck KGaA	Germany	279,580	29,235
Novartis AG	Switzerland	264,160	24,137
Roche Holding AG	Switzerland	133,000	37,419
Sanofi	France	416,285	35,933
Shanghai Pharmaceuticals Holding Co., Ltd.	China	7,252,510	14,260
Sinopharm Group Co., Ltd.	China	2,935,400	10,334
Takeda Pharmaceutical Co., Ltd.	Japan	830,227	29,439
Teva Pharmaceutical Industries, Ltd., ADR *	Israel	1,712,820	15,809

Total			274,652

Industrials (9.5%)
A.P. Moeller - Maersk AS - Class B	Denmark	14,730	18,271
BAE Systems PLC	United Kingdom	6,137,620	38,614
Cie de Saint-Gobain	France	567,220	22,107
CK Hutchison Holdings, Ltd.	Cayman Islands	2,515,290	24,793
IHI Corp.	Japan	177,190	4,268
Siemens AG	Germany	165,780	19,718
Siemens AG, ADR	Germany	105,530	6,296
Vestas Wind Systems	Denmark	342,710	29,602

Total			163,669

Information Technology (5.8%)
NXP Semiconductors NV	Netherlands	277,420	27,079
Samsung Electronics Co., Ltd.	South Korea	1,173,320	47,760
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3,312,485	25,489

Total			100,328

Materials (8.2%)
Akzo Nobel NV	Netherlands	65,020	6,110
CRH PLC	Ireland	1,326,690	43,165
Johnson Matthey PLC	United Kingdom	78,800	3,331
Sumitomo Metal Mining Co., Ltd.	Japan	884,460	26,407
Wheaton Precious Metals Corp.	Canada	1,559,970	37,726
Yara International ASA	Norway	502,830	24,392

Total			141,131

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio

Common Stocks (97.4%)	Country	Shares/ Par +	Value $ (000’s)
Real Estate (3.2%)
CK Asset Holdings, Ltd.	Cayman Islands	3,036,640	23,771
Mitsui Fudosan Co., Ltd.	Japan	1,171,100	28,377
Swire Pacific, Ltd. - Class A	Hong Kong	196,000	2,409

Total			54,557

Utilities (5.0%)
E.ON SE	Germany	4,107,040	44,604
Veolia Environnement SA	France	1,681,130	40,947

Total			85,551

Total Common Stocks (Cost: $1,708,078)			1,671,424

Short-Term Investments (1.9%)	Country	Shares/ Par +	Value $ (000’s)
Money Market Funds (1.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310%#	United States	32,465,176	32,465

Total			32,465

Total Short-Term Investments (Cost: $32,465)			32,465

Total Investments (99.3%) (Cost: $1,740,543)@			1,703,889

Other Assets, Less Liabilities (0.7%)			12,164

Net Assets (100.0%)			1,716,053

Investments Percentage by Country is based on Net Assets:

United Kingdom	15.4%
Japan	14.6%
France	13.8%
Germany	11.8%
South Korea	5.5%
Other	38.2%

Total	99.3%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,740,543 and the net unrealized depreciation of investments based on that cost was $36,654 which is comprised of $139,821 aggregate gross unrealized appreciation and $176,475 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,671,424	$—	$—
Short-Term Investments	32,465	—	—

Total Assets:	$1,703,889	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio (unaudited)

    Sector Allocation 6/30/19

Sector	% of Net Assets

Financials	26.1%

Information Technology	13.6%

Consumer Discretionary	13.1%

Consumer Staples	11.0%

Communication Services	10.4%

Materials	8.9%

Real Estate	6.7%

Energy	4.1%

Industrials	2.9%

Short-Term Investments & Other Net Assets	2.6%

Health Care	0.6%

    Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of that sector.

Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Common Stocks (94.4%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (10.4%)
58.com, Inc., ADR *	Cayman Islands	123,654	7,688
Autohome, Inc., ADR *	Cayman Islands	125,896	10,779
China Mobile, Ltd.	Hong Kong	1,063,500	9,686
MTN Group, Ltd.	South Africa	1,166,600	8,842
Tencent Holdings, Ltd.	Cayman Islands	974,700	43,995

Total			80,990

Consumer Discretionary (13.1%)
Astra International Tbk PT	Indonesia	26,455,400	13,951
China International Travel Service Corp., Ltd.	China	1,303,501	16,824
Hero MotoCorp, Ltd.	India	112,018	4,203
Huazhu Group, Ltd., ADR	Cayman Islands	260,920	9,458
Lojas Renner SA	Brazil	897,758	11,026
Midea Group Co., Ltd.	China	1,007,184	7,605
Naspers, Ltd. - Class N	South Africa	87,285	21,191
Sands China Ltd.	Cayman Islands	1,644,400	7,862
Truworths International, Ltd.	South Africa	397,355	1,975
Yum China Holdings, Inc.	United States	161,744	7,473

Total			101,568

Consumer Staples (10.8%)
Ambev SA, ADR	Brazil	2,305,909	10,768
BIM Birlesik Magazalar AS	Turkey	473,600	6,514
BRF SA *	Brazil	698,635	5,371
Fomento Economico Mexicano SAB de CV, ADR	Mexico	160,900	15,567
Hindustan Unilever, Ltd.	India	331,022	8,579
ITC, Ltd.	India	3,820,222	15,153
Kweichow Moutai Co., Ltd.	China	136,680	19,582
Massmart Holdings, Ltd.	South Africa	622,865	2,751

Total			84,285

Energy (3.0%)
LUKOIL PJSC, ADR	Russia	120,786	10,193
Novatek PJSC	Russia	295,800	6,229
Tenaris SA, ADR	Luxembourg	272,100	7,159

Total			23,581

Financials (26.1%)
AIA Group, Ltd.	Hong Kong	1,979,800	21,352
Banco Bradesco SA, ADR	Brazil	2,878,467	28,267
Banco Santander Chile, ADR	Chile	234,812	7,026
Bank Central Asia Tbk PT	Indonesia	6,531,500	13,858
Bank of the Philippine Islands	Philippines	3,860,246	5,914
Bank Rakyat Indonesia Persero Tbk PT	Indonesia	13,164,900	4,063
Grupo Financiero Banorte SAB de CV	Mexico	2,356,960	13,690
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	364,892	12,883
Housing Development Finance Corp., Ltd.	India	966,571	30,727
Kotak Mahindra Bank, Ltd.	India	741,280	15,861

Common Stocks (94.4%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Ping An Insurance Group Co. of China, Ltd. - Class H	China	2,547,500	30,589
Public Bank Bhd	Malaysia	1,044,400	5,813
Sberbank of Russia PJSC	Russia	2,101,636	7,923
SBI Life Insurance Co., Ltd.	India	13,939	146
The Siam Commercial Bank PCL	Thailand	1,112,400	5,060

Total			203,172

Health Care (0.6%)
Wuxi Biologics Cayman, Inc. *	Cayman Islands	553,000	4,966

Total			4,966

Industrials (2.9%)
Grupo Aeroportuario del Sureste SAB de CV - Class B	Mexico	566,480	9,193
Shanghai International Airport Co., Ltd.	China	1,103,882	13,465

Total			22,658

Information Technology (11.9%)
Hangzhou Hikvision Digital Technology Co., Ltd.	China	1,601,162	6,430
Samsung Electronics Co., Ltd.	South Korea	730,150	29,721
Sunny Optical Technology Group Co., Ltd.	Cayman Islands	438,900	4,534
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,800,290	36,938
Tata Consultancy Services, Ltd.	India	456,962	14,749

Total			92,372

Materials (8.9%)
Grasim Industries, Ltd.	India	483,000	6,402
Indocement Tunggal Prakarsa Tbk PT	Indonesia	5,235,000	7,411
LG Chem, Ltd.	South Korea	39,277	12,059
The Siam Cement PCL	Thailand	961,300	14,795
UltraTech Cement, Ltd.	India	170,064	11,203
Vale SA, ADR	Brazil	1,302,100	17,500

Total			69,370

Real Estate (6.7%)
Ayala Land, Inc.	Philippines	18,736,700	18,578
China Resources Land, Ltd.	Cayman Islands	3,782,000	16,655
Hang Lung Group, Ltd.	Hong Kong	889,000	2,464
Hang Lung Properties, Ltd.	Hong Kong	2,326,000	5,532
Multiplan Empreendimentos Imobiliarios SA	Brazil	1,198,400	8,663

Total			51,892

Total Common Stocks (Cost: $622,266)			734,854

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio

Preferred Stocks (3.0%)	Country	Shares/ Par +	Value $ (000’s)
Consumer Staples (0.2%)
Amorepacific Corp.	South Korea	14,546	1,086

Total			1,086

Energy (1.1%)
Petroleo Brasileiro SA	Brazil	1,225,400	8,747

Total			8,747

Information Technology (1.7%)
Samsung Electronics Co., Ltd.	South Korea	402,300	13,327

Total			13,327

Total Preferred Stocks (Cost: $24,466)			23,160

Short-Term Investments (2.4%)	Country	Shares/ Par +	Value $ (000’s)
Money Market Funds (2.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310%#	United States	18,957,810	18,958

Total			18,958

Total Short-Term Investments (Cost: $18,958)			18,958

Total Investments (99.8%) (Cost: $665,690)@			776,972

Other Assets, Less Liabilities (0.2%)			1,376

Net Assets (100.0%)			778,348

Investments Percentage by Country is based on Net Assets:

Cayman Islands	13.7%
India	13.6%
China	12.1%
Brazil	11.5%
South Korea	7.3%
Hong Kong	6.6%
Indonesia	5.1%
Mexico	5.0%
Other	24.9%

Total	99.8%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $665,690 and the net unrealized appreciation of investments based on that cost was $111,282 which is comprised of $149,450 aggregate gross unrealized appreciation and $38,168 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$23,160	$—	$—
Common Stocks
Materials	54,575	14,795	—
All Others	665,484	—	—
Short-Term Investments	18,958	—	—

Total Assets:	$762,177	$14,795	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio (unaudited)

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself.

If the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. These risks may be heightened if the other party is located outside the U.S. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.

You could lose money investing in the Government Money Market Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Government Money Market Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Money Market Investments (100.2%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (0.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.310% #	427,165	427

Total		427

Repurchase Agreements (33.7%)
Tri-Party Bank of Montreal, 2.480%, 7/1/19 (Purchased on 6/28/19, to be repurchased at $4,000,827, collateralized by various US Treasury obligations, 0.000% to 3.625%, due from 7/15/2021 to 2/15/2046, aggregate par and fair value of $3,807,600 and $4,080,099, respectively)	4,000,000	4,000
Tri-Party Bank of Nova Scotia, 2.470%, 7/1/19 (Purchased on 6/28/19, to be repurchased at $25,005,146, collateralized by various US Treasury obligations, 0.375% to 3.000%, due from 8/31/2020 to 5/15/2042, aggregate par and fair value of $25,264,838 and $25,505,315, respectively)	25,000,000	25,000
Tri-Party BNP Paribas, 2.490%, 7/1/19 (Purchased on 6/28/19, to be repurchased at $10,002,075, collateralized by various US Treasury obligations and various US government sponsored agency obligations, 2.750% to 8.125%, due from 8/15/2019 to 10/20/2048, aggregate par and fair value of $9,789,125 and $10,200,000, respectively)	10,000,000	10,000
Tri-Party BNP Paribas, 2.500%, 7/1/19 (Purchased on 6/28/19, to be repurchased at $10,002,083, collateralized by various US Treasury obligations, 0.000% to 2.500%, due from 1/31/2025 to 5/15/2046, aggregate par and fair value of $13,300,361 and $10,200,023, respectively)	10,000,000	10,000
Tri-Party Citigroup Global Markets, Inc., 2.490%, 7/1/19 (Purchased on 6/28/19, to be repurchased at $10,002,075, collateralized by various US Treasury obligations and US government sponsored agency, 0.000% to 5.500%, due from 3/26/2020 to 8/20/2047, aggregate par and fair value of $10,089,040 and $10,200,000, respectively)	10,000,000	10,000
Tri-Party Citigroup Global Markets, Inc., 2.510%, 7/1/19 (Purchased on 6/28/19, to be repurchased at $10,002,092, collateralized by various US Treasury obligations, 0.000% to 0.000%, due from 7/16/2019 to 7/25/2019, aggregate par and fair value of $10,214,800 and $10,200,091, respectively)	10,000,000	10,000

Money Market Investments (100.2%)	Shares/ Par +	Value $ (000’s)
Repurchase Agreements continued
Tri-Party Goldman Sachs Group LP, 2.510%, 7/1/19 (Purchased on 6/28/19, to be repurchased at $10,002,092, collateralized by various US government sponsored agency obligations, 3.000% to 6.000%, due from 11/20/2022 to 10/15/2059, aggregate par and fair value of $9,797,021 and $10,200,000, respectively)	10,000,000	10,000
Tri-Party HSBC Securities, 2.520%, 7/1/19 (Purchased on 6/28/19, to be repurchased at $5,001,050, collateralized by various US government sponsored agency obligations, 2.500% to 5.000%, due from 10/20/2039 to 4/1/2045, aggregate par and fair value of $4,791,568 and $5,119,836, respectively)	5,000,000	5,000
Tri-Party Mitsubishi UFJ, 2.500%, 7/1/19 (Purchased on 6/28/19, to be repurchased at $10,002,083, collateralized by various US government sponsored agency obligations, 3.000% to 7.500%, due from 8/20/2029 to 6/20/2049, aggregate par and fair value of $9,930,716 and $10,200,000, respectively)	10,000,000	10,000
Tri-Party Mizuho Securities, 2.510%, 7/1/19 (Purchased on 6/28/19, to be repurchased at $10,002,092, collateralized by various US Treasury obligations, 2.750% to 2.750%, due from 2/15/2024 to 8/15/2047, aggregate par and fair value of $9,770,351 and $10,200,038, respectively)	10,000,000	10,000
Tri-Party Natixis S.A., 2.500%, 7/1/19 (Purchased on 6/28/19, to be repurchased at $15,003,125, collateralized by various US Treasury obligations, 2.000% to 3.000%, due from 2/15/2025 to 5/15/2047, aggregate par and fair value of $14,475,756 and $15,300,043, respectively)	15,000,000	15,000
Tri-Party Natixis S.A., 2.520%, 7/1/19 (Purchased on 6/28/19, to be repurchased at $5,001,050, collateralized by various US Treasury obligations and various US government sponsored agency obligations, 0.000% to 4.000%, due from 5/15/2030 to 3/1/2049, aggregate par and fair value of $4,184,958 and $5,100,071, respectively)	5,000,000	5,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio

Money Market Investments (100.2%)	Shares/ Par +	Value $ (000’s)
Repurchase Agreements continued
Tri-Party TD Securities, 2.520%, 7/1/19 (Purchased on 6/28/19, to be repurchased at $23,004,830, collateralized by US government sponsored agency, 3.500%, due 7/1/2046, par and fair value of $22,705,055 and $23,690,001, respectively)	23,000,000	23,000

Total		147,000

US Government & Agencies (66.4%)
Federal Farm Credit Bank, 0.000%, 7/22/19	2,225,000	2,222
Federal Farm Credit Bank, 0.000%, 7/23/19	4,115,000	4,109
Federal Farm Credit Bank, 0.000%, 7/25/19	1,530,000	1,527
Federal Farm Credit Bank, 0.000%, 7/29/19	10,480,000	10,459
Federal Farm Credit Bank, 0.000%, 8/15/19	2,320,000	2,313
Federal Farm Credit Bank, 0.000%, 9/12/19	1,585,000	1,577
Federal Farm Credit Bank, 0.000%, 10/21/19	1,180,000	1,171
Federal Farm Credit Bank, 0.000%, 10/31/19	1,575,000	1,562
Federal Farm Credit Bank, 0.000%, 11/20/19	1,180,000	1,168
Federal Farm Credit Bank, 0.000%, 1/17/20	3,090,000	3,048
Federal Farm Credit Bank, 0.000%, 2/4/20	1,890,000	1,863
Federal Farm Credit Bank, 0.000%, 2/21/20	1,800,000	1,772
Federal Farm Credit Bank, 0.000%, 3/10/20	3,480,000	3,424
Federal Farm Credit Bank, 0.000%, 3/24/20	2,880,000	2,831
Federal Farm Credit Bank, 2.309%, (ICE LIBOR USD 1 Month less 0.095%), 7/25/19	4,500,000	4,500
Federal Farm Credit Bank, 2.344%, (ICE LIBOR USD 1 Month less 0.050%), 8/17/20	1,445,000	1,445
Federal Farm Credit Bank, 2.369%, (ICE LIBOR USD 1 Month less 0.050%), 2/7/20	4,910,000	4,910
Federal Farm Credit Bank, 2.372%, (ICE LIBOR USD 1 Month less 0.040%), 9/11/20	1,975,000	1,975
Federal Farm Credit Bank, 2.377%, (ICE LIBOR USD 1 Month less 0.005%), 6/18/20	540,000	540
Federal Farm Credit Bank, 2.390%, (ICE LIBOR USD 1 Month), 6/19/20	4,000,000	4,002
Federal Farm Credit Bank, 2.402%, (ICE LIBOR USD 1 Month), 6/26/20	1,880,000	1,880
Federal Farm Credit Bank, 2.426%, (ICE LIBOR USD 1 Month plus 0.025%), 12/14/20	2,185,000	2,185
Federal Farm Credit Bank, 2.439%, (ICE LIBOR USD 1 Month plus 0.045%), 4/16/21	2,485,000	2,485
Federal Farm Credit Bank, 2.462%, (ICE LIBOR USD 3 Month less 0.120%), 1/27/20	5,415,000	5,416
Federal Farm Credit Bank, 2.525%, (US SOFR plus 0.105%), 1/15/21	1,000,000	1,000
Federal Home Loan Bank, 0.000%, 7/5/19	3,335,000	3,334
Federal Home Loan Bank, 0.000%, 7/8/19	1,450,000	1,449
Federal Home Loan Bank, 0.000%, 7/10/19	4,240,000	4,237
Federal Home Loan Bank, 0.000%, 7/12/19	2,665,000	2,663
Federal Home Loan Bank, 0.000%, 7/16/19	2,085,000	2,083

Money Market Investments (100.2%)	Shares/ Par +	Value $ (000’s)
US Government & Agencies continued
Federal Home Loan Bank, 0.000%, 7/19/19	1,035,000	1,034
Federal Home Loan Bank, 0.000%, 7/24/19	725,000	724
Federal Home Loan Bank, 0.000%, 7/26/19	870,000	869
Federal Home Loan Bank, 0.000%, 7/30/19	2,965,000	2,959
Federal Home Loan Bank, 0.000%, 8/5/19	3,505,000	3,497
Federal Home Loan Bank, 0.000%, 8/7/19	3,030,000	3,023
Federal Home Loan Bank, 0.000%, 8/14/19	3,990,000	3,978
Federal Home Loan Bank, 0.000%, 8/21/19	8,610,000	8,581
Federal Home Loan Bank, 0.000%, 8/28/19	6,085,000	6,062
Federal Home Loan Bank, 0.000%, 8/30/19	5,945,000	5,922
Federal Home Loan Bank, 0.000%, 9/4/19	6,700,000	6,672
Federal Home Loan Bank, 0.000%, 9/10/19	5,465,000	5,439
Federal Home Loan Bank, 0.000%, 9/11/19	4,630,000	4,609
Federal Home Loan Bank, 0.000%, 9/18/19	6,900,000	6,866
Federal Home Loan Bank, 0.000%, 9/20/19	7,125,000	7,086
Federal Home Loan Bank, 0.000%, 9/27/19	5,315,000	5,284
Federal Home Loan Bank, 0.000%, 10/9/19	1,160,000	1,152
Federal Home Loan Bank, 0.000%, 10/11/19	1,010,000	1,003
Federal Home Loan Bank, 0.000%, 10/15/19	1,670,000	1,658
Federal Home Loan Bank, 0.000%, 10/21/19	1,900,000	1,886
Federal Home Loan Bank, 0.000%, 10/23/19	2,555,000	2,535
Federal Home Loan Bank, 0.000%, 10/30/19	1,805,000	1,790
Federal Home Loan Bank, 0.000%, 11/13/19	2,075,000	2,057
Federal Home Loan Bank, 0.000%, 11/20/19	4,330,000	4,290
Federal Home Loan Bank, 2.261%, (ICE LIBOR USD 3 Month less 0.125%), 12/21/20	2,880,000	2,880
Federal Home Loan Bank, 2.270%, (ICE LIBOR USD 3 Month less 0.255%), 8/16/19	1,420,000	1,420
Federal Home Loan Bank, 2.279%, (ICE LIBOR USD 3 Month less 0.140%), 12/19/19	1,770,000	1,770
Federal Home Loan Bank, 2.285%, (ICE LIBOR USD 1 Month less 0.105%), 7/19/19	6,745,000	6,745
Federal Home Loan Bank, 2.324%, (ICE LIBOR USD 1 Month less 0.080%), 8/27/19	3,045,000	3,045
Federal Home Loan Bank, 2.327%, (ICE LIBOR USD 1 Month less 0.085%), 9/9/19	5,370,000	5,370
Federal Home Loan Bank, 2.329%, (ICE LIBOR USD 1 Month less 0.065%), 9/17/19	2,040,000	2,040
Federal Home Loan Bank, 2.344%, (ICE LIBOR USD 1 Month less 0.060%), 2/24/20	3,780,000	3,780
Federal Home Loan Bank, 2.352%, (ICE LIBOR USD 1 Month less 0.060%), 9/11/19	4,000,000	4,000
Federal Home Loan Bank, 2.354%, (ICE LIBOR USD 1 Month less 0.040%), 4/17/20	9,480,000	9,479

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio

Money Market Investments (100.2%)	Shares/ Par +	Value $ (000’s)
US Government & Agencies continued
Federal Home Loan Bank, 2.364%, (ICE LIBOR USD 1 Month less 0.040%), 2/25/20	1,920,000	1,920
Federal Home Loan Bank, 2.366%, (ICE LIBOR USD 1 Month less 0.035%), 1/14/20	1,170,000	1,170
Federal Home Loan Bank, 2.401%, (ICE LIBOR USD 1 Month less 0.030%), 8/4/20	1,240,000	1,240
Federal Home Loan Bank, 2.425%, (US SOFR plus 0.005%), 1/17/20	1,775,000	1,775
Federal Home Loan Bank, 2.430%, (US SOFR plus 0.010%), 11/13/19	2,875,000	2,875
Federal Home Loan Bank, 2.430%, (US SOFR plus 0.010%), 12/20/19	2,160,000	2,160
Federal Home Loan Bank, 2.440%, (US SOFR plus 0.020%), 7/17/19	655,000	655
Federal Home Loan Bank, 2.440%, (US SOFR plus 0.020%), 8/27/19	1,180,000	1,180
Federal Home Loan Bank, 2.450%, (US SOFR plus 0.030%), 12/6/19	905,000	905
Federal Home Loan Bank, 2.452%, (ICE LIBOR USD 3 Month less 0.140%), 4/20/20	2,670,000	2,670
Federal Home Loan Bank, 2.455%, (US SOFR plus 0.035%), 6/19/20	920,000	920
Federal Home Loan Bank, 2.470%, (US SOFR plus 0.050%), 1/17/20	220,000	220
Federal Home Loan Bank, 2.480%, 7/15/19	1,755,000	1,755

Money Market Investments (100.2%)	Shares/ Par +	Value $ (000’s)
US Government & Agencies continued
Federal Home Loan Bank, 2.490%, 7/11/19	755,000	755
Federal Home Loan Bank, 2.495%, (US SOFR plus 0.075%), 7/24/20	595,000	595
Federal Home Loan Bank, 2.535%, (US SOFR plus 0.105%), 10/1/20	2,060,000	2,060
Federal Home Loan Bank, 2.535%, (US SOFR plus 0.115%), 3/12/21	1,885,000	1,885
Federal Home Loan Mortgage Corp., 2.312%, (ICE LIBOR USD 1 Month less 0.100%), 8/8/19	3,975,000	3,975
US Treasury, 0.000%, 8/22/19	20,000,000	19,929
US Treasury, 0.000%, 8/29/19	6,000,000	5,976
US Treasury, 0.000%, 10/31/19	335,000	332
US Treasury, 0.000%, 12/19/19	6,340,000	6,276
US Treasury, 0.000%, 2/27/20	1,760,000	1,732
US Treasury, 0.000%, 4/23/20	7,860,000	7,707
US Treasury, 1.375%, 7/31/19	365,000	365
US Treasury, 2.141%, (US Treasury 3 Month Bill Money Market Yield plus 0.045%), 10/31/20	5,000,000	4,993
US Treasury, 2.235%, (US Treasury 3 Month Bill Money Market Yield plus 0.139%), 4/30/21	380,000	379

Total		289,059

Total Money Market Investments (Cost: $436,486)		436,486

Total Investments (100.2%) (Cost: $436,486)		436,486

Other Assets, Less Liabilities (-0.2%)		(926)

Net Assets (100.0%)		435,560

+	All par is stated in U.S Dollar unless otherwise noted.
#	7-Day yield as of 6/30/2019.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Short-Term Investments
Money Market Funds	$427	$—	$—
All Others	—	436,059	—

Total Assets:	$427	$436,059	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio (unaudited)

Sector Allocation 6/30/19

Sector	% of Net Assets

Corporate Bonds	50.6%

Structured Products	33.8%

Governments	14.9%

Short-Term Investments & Other Net Assets	0.6%

Municipal Bonds	0.1%

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. A portion of the Portfolio’s asses may be invested in lower quality debt securities which may present a significant risk for loss of principal and interest. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may invest in derivative instruments to adjust the Portfolio’s duration and yield curve exposure, to hedge foreign currency exposure or for any other permissible purpose keeping with its investment objective. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The U.S. federal funds rate has been subject to moderate increases over the course of the last three years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Corporate Bonds (50.6%)	Shares/ Par +	Value $ (000’s)
Basic Materials (3.0%)
Anglo American Capital PLC
3.750%, 4/10/22 144A	315,000	322
4.125%, 9/27/22 144A	295,000	306
ArcelorMittal
5.250%, 8/5/20 b	1,455,000	1,492
5.500%, 3/1/21	645,000	671
Celulosa Arauco y Constitucion SA
7.250%, 7/29/19	400,000	401
CNAC HK Finbridge Co., Ltd.
3.000%, 7/19/20 §	390,000	391
4.125%, 3/14/21 144A §	360,000	366
DowDuPont, Inc.
3.766%, 11/15/20	520,000	530
International Flavors & Fragrances, Inc.
3.400%, 9/25/20	195,000	197
INVISTA Finance LLC
4.250%, 10/15/19 144A	515,000	518
LyondellBasell Industries NV
6.000%, 11/15/21	280,000	300
Sherwin-Williams Co.
2.250%, 5/15/20 b	1,550,000	1,547
Solvay Finance America LLC
3.400%, 12/3/20 144A b	1,120,000	1,131
Southern Copper Corp.
5.375%, 4/16/20	245,000	250
Syngenta Finance NV
3.698%, 4/24/20 144A	435,000	438
3.933%, 4/23/21 144A	265,000	270
Vale Overseas, Ltd.
4.375%, 1/11/22	730,000	752

Total		9,882

Communications (3.4%)
Alibaba Group Holding, Ltd.
2.500%, 11/28/19	870,000	870
3.600%, 11/28/24	320,000	334
America Movil SAB de CV
5.000%, 3/30/20	211,000	215
Axiata SPV2 Bhd
3.466%, 11/19/20 §	400,000	404
Baidu, Inc.
3.500%, 11/28/22	345,000	353
3.875%, 9/29/23	320,000	332
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.579%, 7/23/20	630,000	636
4.464%, 7/23/22 b	1,120,000	1,176
Comcast Corp.
3.700%, 4/15/24	810,000	859
Crown Castle Towers LLC
3.720%, 7/15/43 144A	300,000	309
Discovery Communications LLC
2.200%, 9/20/19	265,000	265
eBay, Inc.
2.150%, 6/5/20	375,000	374

Corporate Bonds (50.6%)	Shares/ Par +	Value $ (000’s)
Communications continued
Fox Corp.
3.666%, 1/25/22 144A	120,000	124
4.030%, 1/25/24 144A	145,000	154
The Interpublic Group of Companies, Inc.
3.500%, 10/1/20	140,000	142
JD.com, Inc.
3.125%, 4/29/21	720,000	722
NBCUniversal Media LLC
5.150%, 4/30/20	716,000	732
Neptune Finco Corp.
10.875%, 10/15/25 144A	337,000	386
Omnicom Group, Inc.
4.450%, 8/15/20	400,000	409
6.250%, 7/15/19	615,000	616
The Priceline Group, Inc.
2.750%, 3/15/23	150,000	152
RELX Capital, Inc.
3.500%, 3/16/23	270,000	279
Telefonica Emisiones SAU
5.134%, 4/27/20	260,000	265
Tencent Holdings, Ltd.
2.875%, 2/11/20 144A	585,000	586
Vodafone Group PLC
3.750%, 1/16/24	325,000	340
Weibo Corp.
3.500%, 7/5/24	200,000	201

Total		11,235

Consumer, Cyclical (4.4%)
American Airlines Pass Through Trust, Series 2017-2, Class B
3.700%, 4/15/27	346,074	345
BMW US Capital LLC
3.014%, (ICE LIBOR USD 3 Month plus 0.410%), 4/12/21 144A	525,000	525
3.035%, (ICE LIBOR USD 3 Month plus 0.500%), 8/13/21 144A	390,000	391
D.R. Horton, Inc.
2.550%, 12/1/20	240,000	240
Daimler Finance North America LLC
1.750%, 10/30/19 144A	480,000	479
2.300%, 2/12/21 144A	705,000	702
3.100%, 5/4/20 144A	290,000	292
Delta Air Lines, Inc.
2.875%, 3/13/20	295,000	295
Dollar Tree, Inc.
3.288%, (ICE LIBOR USD 3 Month plus 0.700%), 4/17/20	585,000	585
Ford Motor Credit Co. LLC
2.343%, 11/2/20	200,000	199
2.459%, 3/27/20	245,000	244
2.681%, 1/9/20	820,000	820
3.157%, 8/4/20	490,000	492
3.273%, (ICE LIBOR USD 3 Month plus 0.930%), 9/24/20	925,000	924
3.470%, 4/5/21	200,000	201

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (50.6%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
General Motors Financial Co., Inc.
3.200%, 7/13/20	740,000	743
3.442%, (ICE LIBOR USD 3 Month plus 0.850%), 4/9/21	350,000	350
Harley-Davidson Financial Services, Inc.
2.150%, 2/26/20 144A	225,000	224
3.022%, (ICE LIBOR USD 3 Month plus 0.500%), 5/21/20 144A	375,000	375
3.460%, (ICE LIBOR USD 3 Month plus 0.940%), 3/2/21 144A	470,000	469
4.050%, 2/4/22 144A	440,000	454
Hyundai Capital America
2.000%, 7/1/19 144A	400,000	400
3.000%, 6/20/22 144A	470,000	471
McDonald’s Corp.
3.350%, 4/1/23	305,000	316
Nissan Motor Acceptance Corp.
1.550%, 9/13/19 144A	340,000	339
3.650%, 9/21/21 144A	405,000	415
O’Reilly Automotive, Inc.
3.800%, 9/1/22	195,000	202
PACCAR Financial Corp.
3.100%, 5/10/21	585,000	595
Royal Caribbean Cruises, Ltd.
2.650%, 11/28/20	125,000	125
Southwest Airlines Co.
2.750%, 11/6/19	280,000	280
Starbucks Corp.
2.700%, 6/15/22	205,000	208
Toyota Industries Corp.
3.110%, 3/12/22 144A	435,000	443
Toyota Motor Credit Corp.
2.650%, 4/12/22	875,000	888
Volkswagen Group of America Finance LLC
3.875%, 11/13/20 144A	465,000	475

Total		14,506

Consumer, Non-cyclical (9.2%)
Abbott Laboratories
2.900%, 11/30/21	480,000	488
AbbVie, Inc.
2.300%, 5/14/21	375,000	374
2.900%, 11/6/22	365,000	367
3.200%, 11/6/22	85,000	86
Altria Group, Inc.
3.490%, 2/14/22	240,000	247
3.800%, 2/14/24	620,000	646
AmerisourceBergen Corp.
3.500%, 11/15/21	305,000	311
Anthem, Inc.
2.250%, 8/15/19	500,000	500
2.500%, 11/21/20	105,000	105
BAT Capital Corp.
2.297%, 8/14/20 b	1,210,000	1,207
2.764%, 8/15/22	535,000	536
Baxalta, Inc.
3.600%, 6/23/22	125,000	128
Bayer US Finance II LLC
2.979%, (ICE LIBOR USD 3 Month plus 0.630%), 6/25/21 144A	580,000	576
3.500%, 6/25/21 144A	310,000	314

Corporate Bonds (50.6%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Bayer US Finance LLC
2.375%, 10/8/19 144A	440,000	440
Becton Dickinson and Co.
2.894%, 6/6/22	345,000	349
Biogen, Inc.
2.900%, 9/15/20	230,000	231
Bristol-Myers Squibb Co.
2.600%, 5/16/22 144A	210,000	213
2.900%, 7/26/24 144A	420,000	429
Bunge, Ltd. Finance Corp.
3.000%, 9/25/22	195,000	196
3.500%, 11/24/20 b	1,210,000	1,221
Campbell Soup Co.
2.910%, (ICE LIBOR USD 3 Month plus 0.500%), 3/16/20	475,000	475
Celgene Corp.
2.750%, 2/15/23	300,000	303
2.875%, 8/15/20	567,000	570
2.875%, 2/19/21	548,000	552
3.250%, 2/20/23	95,000	97
3.550%, 8/15/22	300,000	311
3.625%, 5/15/24	80,000	84
Conagra Brands, Inc.
3.342%, (ICE LIBOR USD 3 Month plus 0.750%), 10/22/20	215,000	215
CVS Health Corp.
3.083%, (ICE LIBOR USD 3 Month plus 0.630%), 3/9/20	295,000	296
3.125%, 3/9/20	390,000	392
3.173%, (ICE LIBOR USD 3 Month plus 0.720%), 3/9/21	320,000	322
3.350%, 3/9/21	960,000	973
3.700%, 3/9/23	435,000	449
Danone SA
1.691%, 10/30/19 144A b	1,070,000	1,067
Elanco Animal Health, Inc.
3.912%, 8/27/21	250,000	255
EMD Finance LLC
2.400%, 3/19/20 144A	460,000	460
2.950%, 3/19/22 144A	190,000	192
Equifax, Inc.
2.300%, 6/1/21	465,000	462
3.388%, (ICE LIBOR USD 3 Month plus 0.870%), 8/15/21	285,000	284
3.600%, 8/15/21	275,000	280
ERAC USA Finance LLC
2.350%, 10/15/19 144A	110,000	110
Express Scripts Holding Co.
3.274%, (ICE LIBOR USD 3 Month plus 0.750%), 11/30/20	750,000	750
General Mills, Inc.
3.141%, (ICE LIBOR USD 3 Month plus 0.540%), 4/16/21	465,000	465
Halfmoon Parent, Inc.
3.060%, (ICE LIBOR USD 3 Month plus 0.650%), 9/17/21 144A	315,000	315
3.400%, 9/17/21 144A	175,000	178
3.750%, 7/15/23 144A	330,000	343
HCA, Inc.
6.500%, 2/15/20	725,000	742

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (50.6%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Humana, Inc.
2.625%, 10/1/19	190,000	190
2.900%, 12/15/22	80,000	81
3.150%, 12/1/22	150,000	153
3.850%, 10/1/24	30,000	31
Imperial Brands Finance PLC
2.950%, 7/21/20 144A	945,000	948
Johnson & Johnson
1.950%, 11/10/20	225,000	225
Keurig Dr. Pepper, Inc.
3.551%, 5/25/21	465,000	475
The Kroger Co.
1.500%, 9/30/19	272,000	271
Life Technologies Corp.
5.000%, 1/15/21 b	1,368,000	1,411
McKesson Corp.
3.650%, 11/30/20	650,000	660
Medco Health Solutions, Inc.
4.125%, 9/15/20	325,000	331
Molson Coors Brewing Co. - Class B
2.250%, 3/15/20	430,000	429
Pernod-Ricard SA
4.450%, 1/15/22 144A	535,000	560
Perrigo Finance Unlimited Co.
3.500%, 12/15/21	200,000	199
Reynolds American, Inc.
3.250%, 6/12/20	145,000	146
Shire Acquisitions Investments Ireland DAC
1.900%, 9/23/19 b	2,120,000	2,117
2.875%, 9/23/23	55,000	56
Takeda Pharmaceutical Co., Ltd.
3.800%, 11/26/20 144A	385,000	392
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 7/19/19 b	1,055,000	1,052
Tyson Foods, Inc.
2.250%, 8/23/21	280,000	279
Watson Pharmaceuticals, Inc.
3.250%, 10/1/22	80,000	81

Total		29,993

Energy (3.1%)
Cenovus Energy, Inc.
3.000%, 8/15/22	550,000	552
5.700%, 10/15/19	601,923	607
China Shenhua Overseas Capital Co., Ltd.
3.125%, 1/20/20 144A §	785,000	786
Columbia Pipeline Group, Inc.
3.300%, 6/1/20	535,000	539
Energy Transfer Operating LP
4.250%, 3/15/23	310,000	323
Eni SpA
4.000%, 9/12/23 144A	200,000	208
Enterprise Products Operating LLC
2.800%, 2/15/21	480,000	483
3.500%, 2/1/22	500,000	513
Exxon Mobil Corp.
2.844%, (ICE LIBOR USD 3 Month plus 0.370%), 3/6/22 b	1,110,000	1,116
Marathon Oil Corp.
2.700%, 6/1/20	240,000	240

Corporate Bonds (50.6%)	Shares/ Par +	Value $ (000’s)
Energy continued
Phillips 66
3.121%, (ICE LIBOR USD 3 Month plus 0.600%), 2/26/21	335,000	335
Plains All American Pipeline LP / PAA Finance Corp.
2.600%, 12/15/19	170,000	170
5.000%, 2/1/21	220,000	227
5.750%, 1/15/20	205,000	208
Sabine Pass Liquefaction LLC
5.625%, 2/1/21 b	1,220,000	1,267
Saudi Arabian Oil Co.
2.750%, 4/16/22 144A	805,000	812
Schlumberger Holdings Corp.
3.750%, 5/1/24 144A	295,000	308
Williams Partners LP
3.350%, 8/15/22	95,000	97
5.250%, 3/15/20 b	1,230,000	1,253

Total		10,044

Financial (16.2%)
ABN AMRO Bank NV
3.091%, (ICE LIBOR USD 3 Month plus 0.570%), 8/27/21 144A	760,000	763
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.950%, 2/1/22	475,000	489
4.450%, 12/16/21	455,000	472
4.625%, 10/30/20	300,000	308
AIA Group, Ltd.
2.907%, (ICE LIBOR USD 3 Month plus 0.520%), 9/20/21 144A	765,000	764
AIG Global Funding
3.350%, 6/25/21 144A	365,000	371
Air Lease Corp.
2.125%, 1/15/20	570,000	569
2.500%, 3/1/21	135,000	135
3.500%, 1/15/22	265,000	271
American Campus Communities Operating Partnership LP
3.350%, 10/1/20	519,000	524
American Express Co.
3.000%, 2/22/21	520,000	526
American Express Credit Corp.
2.200%, 3/3/20	700,000	699
2.375%, 5/26/20	110,000	110
American International Group, Inc.
4.875%, 6/1/22	335,000	359
6.400%, 12/15/20	175,000	185
ANZ New Zealand International, Ltd.
2.200%, 7/17/20 144A	380,000	380
Aon Corp.
5.000%, 9/30/20	60,000	62
Aon PLC
2.800%, 3/15/21	570,000	574
Banco de Credito del Peru
2.250%, 10/25/19 144A	200,000	199
Banco Santander Chile
2.500%, 12/15/20 144A	860,000	861
Banco Santander SA
3.724%, (ICE LIBOR USD 3 Month plus 1.120%), 4/12/23	400,000	398

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (50.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
Bank of America Corp.
2.503%, 10/21/22	280,000	281
2.625%, 4/19/21	315,000	317
2.972%, (ICE LIBOR USD 3 Month plus 0.380%), 1/23/22	395,000	394
2.999%, (ICE LIBOR USD 3 Month plus 0.650%), 6/25/22	410,000	411
3.752%, (ICE LIBOR USD 3 Month plus 1.160%), 1/20/23	665,000	672
Bank of Montreal
3.057%, (ICE LIBOR USD 3 Month plus 0.460%), 4/13/21	430,000	432
Barclays Bank PLC
2.650%, 1/11/21	445,000	446
Barclays PLC
2.750%, 11/8/19	920,000	919
4.209%, (ICE LIBOR USD 3 Month plus 1.625%), 1/10/23	290,000	291
BB&T Corp.
2.150%, 2/1/21	550,000	549
BPCE SA
2.500%, 7/15/19	295,000	295
3.743%, (ICE LIBOR USD 3 Month plus 1.220%), 5/22/22 144A	280,000	283
Brixmor Operating Partnership LP
3.875%, 8/15/22	80,000	82
Capital One Bank USA NA
8.800%, 7/15/19	250,000	251
Capital One Financial Corp.
2.400%, 10/30/20	300,000	300
2.500%, 5/12/20	170,000	170
3.900%, 1/29/24	240,000	252
Capital One NA
2.350%, 1/31/20	955,000	955
The Charles Schwab Corp.
2.842%, (ICE LIBOR USD 3 Month plus 0.320%), 5/21/21	470,000	471
Citibank NA
2.125%, 10/20/20	405,000	404
2.844%, (ICE LIBOR USD 3 Month plus 0.596%), 5/20/22	620,000	625
Citigroup, Inc.
2.700%, 3/30/21	35,000	35
2.900%, 12/8/21	675,000	682
3.374%, (ICE LIBOR USD 3 Month plus 0.790%), 1/10/20	680,000	682
Citizens Bank NA
2.250%, 3/2/20	565,000	564
2.250%, 10/30/20	250,000	249
2.550%, 5/13/21	250,000	251
3.250%, 2/14/22	290,000	296
Citizens Financial Group, Inc.
2.375%, 7/28/21	35,000	35
Cooperatieve Rabobank UA
3.950%, 11/9/22	645,000	669
Credit Agricole SA
3.601%, (ICE LIBOR USD 3 Month plus 1.020%), 4/24/23 144A	315,000	314
The Credit Mutuel-CM11 Group
2.200%, 7/20/20 144A	435,000	434

Corporate Bonds (50.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
Credit Suisse AG
5.400%, 1/14/20	150,000	152
Credit Suisse Group Funding Guernsey, Ltd.
2.750%, 3/26/20	500,000	501
Crown Castle International Corp.
2.250%, 9/1/21	195,000	194
3.400%, 2/15/21	385,000	390
Danske Bank A/S
2.200%, 3/2/20 144A	820,000	817
Deutsche Bank AG
3.855%, (ICE LIBOR USD 3 Month plus 1.290%), 2/4/21	405,000	402
Discover Bank
3.100%, 6/4/20 b	1,025,000	1,030
7.000%, 4/15/20 b	1,000,000	1,034
First Niagara Financial Group, Inc.
7.250%, 12/15/21	245,000	272
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20 b	1,920,000	1,911
GLP Capital LP / GLP Financing II, Inc.
4.875%, 11/1/20	465,000	473
The Goldman Sachs Group, Inc.
2.300%, 12/13/19	370,000	370
2.750%, 9/15/20	95,000	95
3.363%, (ICE LIBOR USD 3 Month plus 0.780%), 10/31/22	330,000	330
3.696%, (ICE LIBOR USD 3 Month plus 1.110%), 4/26/22	520,000	524
5.375%, 3/15/20	195,000	199
5.750%, 1/24/22	370,000	400
6.000%, 6/15/20	60,000	62
HCP, Inc.
2.625%, 2/1/20	60,000	60
Highwoods Realty LP
3.625%, 1/15/23	240,000	245
HSBC Holdings PLC
3.086%, (ICE LIBOR USD 3 Month plus 0.650%), 9/11/21	320,000	320
3.120%, (ICE LIBOR USD 3 Month plus 0.600%), 5/18/21	545,000	545
HSBC USA, Inc.
2.350%, 3/5/20	465,000	465
ING Groep NV
3.751%, (ICE LIBOR USD 3 Month plus 1.150%), 3/29/22	335,000	339
JPMorgan Chase & Co.
3.003%, (ICE LIBOR USD 3 Month plus 0.550%), 3/9/21	675,000	676
4.250%, 10/15/20	200,000	205
4.400%, 7/22/20	105,000	107
4.950%, 3/25/20	150,000	153
JPMorgan Chase Bank NA
2.604%, (ICE LIBOR USD 3 Month plus 0.280%), 2/1/21	250,000	250
Lincoln National Corp.
4.000%, 9/1/23	130,000	137
Marsh & McLennan Cos., Inc.
3.500%, 12/29/20	370,000	376
3.875%, 3/15/24	345,000	366

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (50.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
Mitsubishi UFJ Financial Group, Inc.
3.218%, 3/7/22	535,000	546
3.236%, (ICE LIBOR USD 3 Month plus 0.650%), 7/26/21	193,000	194
3.443%, (ICE LIBOR USD 3 Month plus 0.920%), 2/22/22	390,000	393
3.446%, (ICE LIBOR USD 3 Month plus 0.860%), 7/26/23	320,000	320
Morgan Stanley
2.750%, 5/19/22	270,000	273
3.095%, (ICE LIBOR USD 3 Month plus 0.550%), 2/10/21	595,000	596
5.500%, 1/26/20	240,000	244
5.500%, 7/24/20	235,000	243
New York Life Global Funding
2.885%, (ICE LIBOR USD 3 Month plus 0.320%), 8/6/21 144A	585,000	586
PNC Bank NA
2.450%, 11/5/20	425,000	426
Principal Life Global Funding II
2.200%, 4/8/20 144A	445,000	444
Regions Bank
2.972%, (ICE LIBOR USD 3 Month plus 0.380%), 4/1/21	650,000	648
3.035%, (ICE LIBOR USD 3 Month plus 0.500%), 8/13/21	250,000	250
Reinsurance Group of America, Inc.
5.000%, 6/1/21	60,000	63
6.450%, 11/15/19	540,000	548
Royal Bank of Scotland Group PLC
6.400%, 10/21/19	140,000	142
Santander UK Group Holdings PLC
2.875%, 10/16/20	145,000	145
Santander UK PLC
2.125%, 11/3/20	430,000	428
Standard Chartered PLC
2.100%, 8/19/19 144A	200,000	200
2.400%, 9/8/19 144A	200,000	200
3.742%, (ICE LIBOR USD 3 Month plus 1.150%), 1/20/23 144A	435,000	434
Sumitomo Mitsui Banking Corp.
2.514%, 1/17/20	730,000	731
Sumitomo Mitsui Trust Holdings
1.950%, 9/19/19 144A	290,000	290
SunTrust Bank
2.590%, (ICE LIBOR USD 3 Month plus 0.298%), 1/29/21	720,000	721
2.800%, 5/17/22	480,000	486
Svenska Handelsbanken AB
3.350%, 5/24/21	525,000	535
Swedbank AB
2.650%, 3/10/21 144A	610,000	610
Synchrony Financial
2.700%, 2/3/20 b	1,540,000	1,540
The Toronto-Dominion Bank
2.820%, (ICE LIBOR USD 3 Month plus 0.240%), 1/25/21	755,000	756
Trininty Acquisition PLC
3.500%, 9/15/21	315,000	320

Corporate Bonds (50.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
U.S. Bank NA
2.906%, (ICE LIBOR USD 3 Month plus 0.320%), 4/26/21	720,000	721
UBS Group Funding AG
3.744%, (ICE LIBOR USD 3 Month plus 1.220%), 5/23/23 144A	415,000	419
UBS Group Funding Jersey, Ltd.
2.950%, 9/24/20 144A	255,000	257
3.000%, 4/15/21 144A	385,000	388
UNUM Group
3.000%, 5/15/21	620,000	623
Ventas Realty LP
3.100%, 1/15/23	82,000	83
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.700%, 9/17/19 144A	405,000	405
3.250%, 10/5/20 144A	240,000	242
Wells Fargo & Co.
2.550%, 12/7/20	45,000	45
Wells Fargo Bank NA
3.325%, (ICE LIBOR USD 3 Month plus 0.490%), 7/23/21	920,000	929

Total		52,854

Industrial (5.4%)
Avnet, Inc.
3.750%, 12/1/21	250,000	255
Avolon Holdings Funding, Ltd.
3.625%, 5/1/22 144A	460,000	466
3.950%, 7/1/24 144A	130,000	133
Bohai Capital Holding Co., Ltd.
3.625%, 3/15/21 144A	690,000	696
Boral Finance, Ltd.
3.000%, 11/1/22 144A	65,000	65
Caterpillar Financial Services Corp.
2.752%, (ICE LIBOR USD 3 Month plus 0.280%), 9/7/21	285,000	285
2.950%, 2/26/22	495,000	505
CNH Industrial Capital LLC
3.875%, 10/15/21	460,000	469
4.375%, 11/6/20	895,000	911
DAE Funding LLC
4.000%, 8/1/20 144A	360,000	360
5.250%, 11/15/21 144A	305,000	317
Eastern Creation II Investment Holdings, Ltd.
2.750%, 9/26/20 144A §	645,000	645
GATX Corp.
2.500%, 7/30/19	315,000	315
2.600%, 3/30/20	690,000	689
General Dynamics Corp.
2.825%, (ICE LIBOR USD 3 Month plus 0.290%), 5/11/20	155,000	155
2.915%, (ICE LIBOR USD 3 Month plus 0.380%), 5/11/21	255,000	256
Harris Corp.
2.700%, 4/27/20	510,000	510
Jabil Circuit, Inc.
5.625%, 12/15/20	240,000	250
Kansas City Southern
2.350%, 5/15/20	915,000	913

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (50.6%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Keysight Technologies, Inc.
3.300%, 10/30/19 b	1,735,000	1,737
Martin Marietta Materials, Inc.
2.887%, (ICE LIBOR USD 3 Month plus 0.500%), 12/20/19	295,000	295
3.173%, (ICE LIBOR USD 3 Month plus 0.650%), 5/22/20	150,000	150
Northrop Grumman Corp.
2.080%, 10/15/20	750,000	749
2.550%, 10/15/22	345,000	347
Packaging Corp. of America
2.450%, 12/15/20	270,000	270
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.200%, 7/15/20 144A	795,000	799
3.300%, 4/1/21 144A	90,000	91
3.650%, 7/29/21 144A	180,000	184
Republic Services, Inc.
5.500%, 9/15/19	250,000	251
Rockwell Collins, Inc.
1.950%, 7/15/19	205,000	205
Roper Industries, Inc.
3.125%, 11/15/22	660,000	671
Roper Technologies, Inc.
3.000%, 12/15/20	785,000	790
3.650%, 9/15/23	125,000	130
SMBC Aviation Capital Finance DAC
3.550%, 4/15/24 144A	200,000	206
4.125%, 7/15/23 144A	200,000	209
Union Pacific Corp.
3.200%, 6/8/21	565,000	575
United Technologies Corp.
3.175%, (ICE LIBOR USD 3 Month plus 0.650%), 8/16/21	355,000	355
Vulcan Materials Co.
3.010%, (ICE LIBOR USD 3 Month plus 0.600%), 6/15/20	365,000	365
3.170%, (ICE LIBOR USD 3 Month plus 0.650%), 3/1/21	760,000	761
Waste Management, Inc.
2.950%, 6/15/24	200,000	206

Total		17,541

Real Estate (0.6%)
SBA Tower Trust
2.877%, 7/10/46 144A	155,000	155
2.898%, 10/15/44 144A	335,000	335
3.156%, 10/10/45 144A	635,000	636
3.168%, 4/9/47 144A	390,000	393
3.448%, 3/15/23 144A	415,000	427

Total		1,946

Technology (1.9%)
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.375%, 1/15/20	750,000	749
3.000%, 1/15/22	700,000	703
DXC Technology Co.
3.470%, (ICE LIBOR USD 3 Month plus 0.950%), 3/1/21	677,000	677

Corporate Bonds (50.6%)	Shares/ Par +	Value $ (000’s)
Technology continued
Fidelity National Information Services, Inc.
2.250%, 8/15/21	490,000	489
3.625%, 10/15/20	120,000	122
Fiserv, Inc.
2.750%, 7/1/24	800,000	805
Hewlett Packard Enterprise Co.
2.100%, 10/4/19 144A	280,000	279
International Business Machines Corp.
2.500%, 1/27/22	145,000	146
2.850%, 5/13/22	350,000	356
2.875%, 11/9/22	155,000	158
Microchip Technology, Inc.
3.922%, 6/1/21	395,000	402
NXP BV / NXP Funding LLC
4.125%, 6/1/21 144A	400,000	409
4.625%, 6/1/23 144A	310,000	327
Xerox Corp.
5.625%, 12/15/19	525,000	530

Total		6,152

Utilities (3.4%)
American Electric Power Co., Inc.
3.650%, 12/1/21	85,000	88
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	295,000	303
CenterPoint Energy, Inc.
3.600%, 11/1/21	215,000	221
Dominion Energy, Inc.
2.579%, 7/1/20 b	1,145,000	1,143
Dominion Resources, Inc.
2.962%, 7/1/19	145,000	145
5.200%, 8/15/19	150,000	150
Duke Energy Corp.
3.550%, 9/15/21	155,000	158
Edison International
2.125%, 4/15/20	541,000	539
2.400%, 9/15/22	250,000	238
EDP Finance BV
4.125%, 1/15/20 144A	205,000	206
4.900%, 10/1/19 144A	810,000	814
Enel Finance International NV
2.875%, 5/25/22 144A	535,000	539
4.250%, 9/14/23 144A	400,000	420
ENN Energy Holdings, Ltd.
3.250%, 10/23/19 144A §	400,000	401
6.000%, 5/13/21 144A	200,000	211
Exelon Generation Co. LLC
2.950%, 1/15/20	415,000	416
5.200%, 10/1/19	21,000	21
FirstEnergy Corp.
2.850%, 7/15/22	320,000	324
NextEra Energy Capital Holdings, Inc.
3.071%, (ICE LIBOR USD 3 Month plus 0.550%), 8/28/21	610,000	610
NRG Energy, Inc.
3.750%, 6/15/24 144A	270,000	277
PNM Resources, Inc.
3.250%, 3/9/21	465,000	469
San Diego Gas & Electric Co.
1.914%, 2/1/22	92,144	90

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (50.6%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Sempra Energy
1.625%, 10/7/19	163,000	163
2.850%, 11/15/20	785,000	790
2.875%, 10/1/22	265,000	267
3.097%, (ICE LIBOR USD 3 Month plus 0.500%), 1/15/21	495,000	493
The Southern Co.
2.350%, 7/1/21	125,000	125
State Grid Overseas Investment 2016, Ltd.
2.250%, 5/4/20 144A b	1,030,000	1,028
Vistra Operations Co. LLC
3.550%, 7/15/24 144A	400,000	402

Total		11,051

Total Corporate Bonds (Cost: $163,815)		165,204

Governments (14.9%)
Governments (14.9%)
US Treasury
1.375%, 5/31/21 b	5,580,000	5,537
1.750%, 6/15/22 b	5,245,000	5,251
2.125%, 5/15/22 b	2,715,000	2,745
2.250%, 4/15/22 b	5,120,000	5,190
2.375%, 3/15/22 b	6,310,000	6,420
2.500%, 1/15/22 b	5,775,000	5,882
2.500%, 2/15/22 b	5,300,000	5,403
2.625%, 12/15/21 b	7,510,000	7,672
2.875%, 10/15/21 b	4,535,000	4,649

Total		48,749

Total Governments (Cost: $48,230)		48,749

Municipal Bonds (0.1%)
Municipal Bonds (0.1%)
Florida State Board of Administration Finance Corp.
2.163%, 7/1/19 RB	475,000	475

Total Municipal Bonds (Cost: $475)		475

Structured Products (33.8%)
Asset Backed Securities (17.1%)
Allegro CLO III, Ltd., Series 2015-1A, Class AR
3.420%, (ICE LIBOR USD 3 Month plus
0.840%), 7/25/27 144A	585,000	583
Ally Auto Receivables Trust, Series 2016-1, Class D
2.840%, 9/15/22	180,000	180
Ally Auto Receivables Trust, Series 2017-2, Class C
2.460%, 9/15/22	70,000	70
Ally Auto Receivables Trust, Series 2017-2, Class D
2.930%, 11/15/23	95,000	96
Ally Master Owner Trust, Series 2018-4, Class A
3.300%, 7/17/23	300,000	306
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class D
3.000%, 6/8/21	245,000	245

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class D
3.340%, 8/8/21	310,000	311
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C
2.890%, 1/10/22 b	1,120,000	1,122
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D
2.710%, 9/8/22	380,000	381
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A3
1.530%, 7/8/21	83,798	84
Americredit Automobile Receivables Trust, Series 2016-4, Class D
2.740%, 12/8/22	510,000	512
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C
2.710%, 8/18/22	175,000	176
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D
3.130%, 1/18/23	620,000	627
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B
2.240%, 6/19/23	185,000	185
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C
2.690%, 6/19/23	195,000	196
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D
3.820%, 3/18/24	790,000	812
Americredit Automobile Receivables Trust, Series 2018-3, Class A3
3.380%, 7/18/23	760,000	775
Applebee’s Funding LLC / IHOP Funding LLC,
Series 2019-1A, Class A2I
4.194%, 6/7/49 144A	410,000	414
ARI Fleet Lease Trust, Series 2017-A, Class A2
1.910%, 4/15/26 144A	45,886	46
ARI Fleet Lease Trust, Series 2017-A, Class A3
2.280%, 4/15/26 144A	700,000	700
ARI Fleet Lease Trust, Series 2018-A, Class A2
2.550%, 10/15/26 144A	297,354	298
Ascentium Equipment Receivables Trust LLC,
Series 2017-1A, Class A3
2.290%, 6/10/21 144A	116,595	117
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A
2.460%, 7/20/20 144A	25,833	26
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A
2.500%, 2/20/21 144A b	1,155,000	1,154
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A
2.500%, 7/20/21 144A	415,000	415
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A
2.990%, 6/20/22 144A	440,000	445

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A
2.970%, 3/20/24 144A	425,000	431
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class B
3.700%, 3/20/23 144A	120,000	123
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A
3.350%, 9/20/25 144A	340,000	350
Babson CLO, Ltd., Series 2017-IA, Class AR
3.392%, (ICE LIBOR USD 3 Month plus 0.800%), 1/20/28 144A	730,000	727
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A
3.500%, (AFC), 1/28/58 144A	618,055	630
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class A
3.500%, (AFC), 6/28/57 144A	534,495	544
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A
3.500%, (AFC), 1/28/55 144A	185,609	189
BlueMountain CLO, Series 2015-2, Class A
3.531%, (ICE LIBOR USD 3 Month plus 0.930%), 7/18/27 144A	750,000	747
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A
3.280%, 9/26/33 144A	186,696	190
California Republic Auto Receivables Trust, Series 2015-1, Class B
2.510%, 2/16/21	116,647	117
Capital Auto Receivables Asset Trust, Series 2016-2, Class A4
1.630%, 1/20/21	73,902	74
Capital Auto Receivables Asset Trust, Series 2017-1, Class B
2.430%, 5/20/22 144A	70,000	70
Capital Auto Receivables Asset Trust, Series 2017-1, Class C
2.700%, 9/20/22 144A	115,000	115
Capital Auto Receivables Asset Trust, Series 2018-1, Class D
3.700%, 6/20/25 144A	575,000	583
Capital Auto Receivables Asset Trust, Series 2018-2, Class B
3.480%, 10/20/23 144A	180,000	183
Capital Auto Receivables Asset Trust, Series 2018-2, Class C
3.690%, 12/20/23 144A	225,000	228
Carlyle Global Market Strategies, Series 2015-1A, Class AR
3.592%, (ICE LIBOR USD 3 Month plus 1.000%), 4/20/27 144A	425,000	425
Carlyle Global Market Strategies, Series 2015-3A, Class A1R
3.582%, (ICE LIBOR USD 3 Month plus 1.000%), 7/28/28 144A	760,000	759
CarMax Auto Owner Trust, Series 2015-3, Class D
3.270%, 3/15/22	220,000	220

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
CarMax Auto Owner Trust, Series 2015-4, Class D
3.000%, 5/16/22	110,000	110
CarMax Auto Owner Trust, Series 2016-2, Class A3
1.520%, 2/16/21	59,000	59
CarMax Auto Owner Trust, Series 2016-4, Class A3
1.400%, 8/15/21	192,837	192
CarMax Auto Owner Trust, Series 2017-4, Class C
2.700%, 10/16/23	95,000	95
CCG Receivables Trust, Series 2016-1, Class A2
1.690%, 9/14/22 144A	14,769	15
CCG Receivables Trust, Series 2017-1, Class A2
1.840%, 11/14/23 144A	82,728	83
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3
1.640%, 7/15/21 144A	23,859	24
CNH Equipment Trust, Series 2015-C, Class B
2.400%, 2/15/23	570,000	569
Cole Park CLO, Ltd., Series 2015-1A, Class AR
3.642%, (ICE LIBOR USD 3 Month plus 1.050%), 10/20/28 144A	760,000	760
Elara HGV Timeshare Issuer, Series 2017-A, Class A
2.690%, 3/25/30 144A	119,810	120
Enterprise Fleet Financing LLC, Series 2016-2, Class A2
1.740%, 2/22/22 144A	38,947	39
Enterprise Fleet Financing LLC, Series 2017-1, Class A2
2.130%, 7/20/22 144A	61,596	61
Enterprise Fleet Financing LLC, Series 2017-2, Class A2
1.970%, 1/20/23 144A	70,031	70
Enterprise Fleet Financing LLC, Series 2017-3, Class A2
2.130%, 5/22/23 144A	400,629	400
Enterprise Fleet Financing LLC, Series 2017-3, Class A3
2.360%, 5/20/23 144A	195,000	194
Enterprise Fleet Financing LLC, Series 2018-1, Class A2
2.870%, 10/20/23 144A	264,926	266
Enterprise Fleet Financing LLC, Series 2018-2, Class A2
3.140%, 2/20/24 144A	396,763	400
Enterprise Fleet Financing LLC, Series 2019-1, Class A2
2.980%, 10/22/24 144A	270,000	273
Ford Credit Floorplan Master Owner Trust A, Series 2016-3, Class B
1.750%, 7/15/21	190,000	190
Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class B
2.340%, 9/15/22 b	1,265,000	1,263

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class B
2.160%, 11/15/21	410,000	409
GM Financial Automobile Leasing Trust, Series 2017-1, Class A4
2.260%, 8/20/20	75,000	75
GM Financial Automobile Leasing Trust, Series 2017-3, Class A4
2.120%, 9/20/21	115,000	115
GM Financial Automobile Leasing Trust, Series 2017-3, Class C
2.730%, 9/20/21	140,000	140
GM Financial Automobile Leasing Trust, Series 2018-1, Class C
3.110%, 12/20/21	200,000	201
GM Financial Automobile Leasing Trust, Series 2018-1, Class D
3.370%, 10/20/22	480,000	483
GM Financial Automobile Leasing Trust, Series 2018-2, Class A
3.500%, 4/20/22	220,000	223
GM Financial Automobile Leasing Trust, Series 2019-1, Class C
3.560%, 12/20/22	400,000	408
GM Financial Securitized Term, Series 2017- 3A, Class C
2.520%, 3/16/23 144A	475,000	476
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class C
2.970%, 1/18/22 144A	260,000	261
GMF Floorplan Owner Revolving Trust, Series 2017-2, Class C
2.630%, 7/15/22 144A	170,000	170
GMF Floorplan Owner Revolving Trust, Series 2017-3, Class B
2.260%, 8/16/21 144A	715,000	714
GMF Floorplan Owner Revolving Trust, Series 2017-3, Class C
2.460%, 8/16/21 144A	855,000	855
GMF Floorplan Owner Revolving Trust, Series 2018-4, Class A1
3.500%, 9/15/23 144A	670,000	688
GMF Floorplan Owner Revolving Trust, Series 2019-1, Class A
2.700%, 4/15/24 144A	355,000	359
Golub Capital Partners CLO, Series 2018- 39A, Class A1
3.742%, (ICE LIBOR USD 3 Month plus 1.150%), 10/20/28 144A	440,000	440
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A3
2.060%, 6/22/20 144A	36,721	37
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A3
2.600%, 6/15/21 144A	185,000	186
Halcyon Loan Advisors Funding, Ltd., Series 2014-3A, Class B1R
3.060%, (ICE LIBOR USD 3 Month plus 1.700%), 10/22/25 144A	345,000	345
Hardee’s Funding LLC, Series 1A, Class AI
4.250%, 6/21/48 144A	437,000	446

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Hilton Grand Vacations Trust, Series 2017-AA, Class A
2.660%, 12/26/28 144A	88,156	89
Hilton Grand Vacations Trust, Series 2017-AA, Class B
2.960%, (EXE), 12/26/28 144A	50,375	51
Huntington Auto Trust, Series 2016-1, Class A4
1.930%, 4/15/22	325,000	324
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3
1.970%, 7/15/20 144A	322,824	323
Hyundai Auto Receivables Trust, Series 2017-A, Class B
2.380%, 4/17/23	150,000	150
Hyundai Auto Receivables Trust, Series 2019-A, Class B
2.940%, 5/15/25	325,000	330
KKR Financial CLO, Ltd., Series 2013, Class A1R
3.401%, (ICE LIBOR USD 3 Month plus 0.800%), 1/16/28 144A	755,000	750
Kubota Credit Owner Trust, Series 2016-1A, Class A3
1.500%, 7/15/20 144A	117,979	118
Madison Park Funding, Ltd., Series 2015-18A, Class A1R
3.782%, (ICE LIBOR USD 3 Month plus 1.190%), 10/21/30 144A	690,000	690
Magnetite XVI, Ltd., Series 2015-16A, Class AR
3.401%, (ICE LIBOR USD 3 Month plus 0.800%), 1/18/28 144A b	980,000	976
Mill City Mortgage Loan Trust, Series 2016-1, Class A1
2.500%, (AFC), 4/25/57 144A	63,310	63
Mill City Mortgage Loan Trust, Series 2017-2, Class A1
2.750%, (AFC), 7/25/59 144A	397,385	399
MVW Owner Trust, Series 2015-1A, Class A
2.520%, 12/20/32 144A	160,777	160
MVW Owner Trust, Series 2017-1A, Class A
2.420%, 12/20/34 144A	66,657	66
MVW Owner Trust, Series 2017-1A, Class B
2.750%, 12/20/34 144A	55,547	55
MVW Owner Trust, Series 2017-1A, Class C
2.990%, 12/20/34 144A	61,102	61
Navient Private Education Refi Loan Trust, Series 2019-C, Class A1
2.820%, 2/15/68 144A	790,000	795
Navient Student Loan Trust, Series 2018-A, Class A1
2.530%, 2/18/42 144A	268,682	269
Navient Student Loan Trust, Series 2019-2A, Class A1
2.674%, (ICE LIBOR USD 1 Month plus 0.270%), 2/27/68 144A	407,664	407
Neuberger Berman CLO, Ltd., Series 2015- 19A, Class A1R2
3.397%, (ICE LIBOR USD 3 Month plus 0.800%), 7/15/27 144A	740,000	739

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Neuberger Berman CLO, Ltd., Series 2017-16SA, Class A
3.447%, (ICE LIBOR USD 3 Month plus 0.850%), 1/15/28 144A	440,000	439
Nissan Auto Lease Trust, Series 2017-B, Class A4
2.170%, 12/15/21	290,000	289
OCP CLO, Ltd., Series 2015-10A, Class A1R
3.406%, (ICE LIBOR USD 3 Month plus 0.820%), 10/26/27 144A	665,000	663
OZLM VIII, Ltd., Series 2014-8A, Class A1RR
3.758%, (ICE LIBOR USD 3 Month plus 1.170%), 10/17/29 144A	485,000	485
Planet Fitness Master Issuer L, Series 2018- 1A, Class A2I
4.262%, 9/5/48 144A	555,800	573
Santander Drive Auto Receivables Trust, Series 2015-3, Class D
3.490%, 5/17/21	313,285	314
Santander Drive Auto Receivables Trust, Series 2015-4, Class D
3.530%, 8/16/21	240,000	241
Santander Drive Auto Receivables Trust, Series 2015-5, Class D
3.650%, 12/15/21	336,650	338
Santander Drive Auto Receivables Trust, Series 2016-1, Class D
4.020%, 4/15/22	425,000	430
Santander Drive Auto Receivables Trust, Series 2016-3, Class C
2.460%, 3/15/22	256,018	256
Santander Drive Auto Receivables Trust, Series 2017-1, Class B
2.100%, 6/15/21	2,044	2
Santander Drive Auto Receivables Trust, Series 2017-1, Class C
2.580%, 5/16/22	65,000	65
Santander Drive Auto Receivables Trust, Series 2017-3, Class B
2.190%, 3/15/22	331,067	331
Santander Drive Auto Receivables Trust, Series 2018-1, Class C
2.960%, 3/15/24	120,000	121
Santander Drive Auto Receivables Trust, Series 2018-4, Class B
3.270%, 1/17/23	310,000	312
Santander Drive Auto Receivables Trust, Series 2018-5, Class B
3.520%, 12/15/22	375,000	378
Santander Drive Auto Receivables Trust, Series 2019-1, Class B
3.210%, 9/15/23	180,000	183
Santander Drive Auto Receivables Trust, Series 2019-2, Class B
2.790%, 1/16/24	275,000	277
Santander Retail Auto Lease Trust, Series 2017-A, Class C
2.960%, 11/21/22 144A	155,000	156
Santander Retail Auto Lease Trust, Series 2019-A, Class A3
2.770%, 6/20/22 144A	395,000	400

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A
2.400%, 3/22/32 144A	127,524	127
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A
2.580%, 9/20/32 144A	122,923	123
Sierra Receivables Funding Co. LLC, Series 2016-3A, Class A
2.430%, 10/20/33 144A	156,789	156
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A
2.910%, 3/20/34 144A	45,581	46
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A
2.430%, 6/20/32 144A	64,116	64
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A
3.080%, 3/21/33 144A	170,911	172
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A
2.330%, 7/20/33 144A	47,955	48
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A
3.200%, 1/20/36 144A	239,015	245
SLM Private Education Loan Trust, Series 2013-A, Class B
2.500%, 3/15/47 144A	408,639	409
SLM Student Loan Trust, Series 2007-7, Class A4
2.910%, (ICE LIBOR USD 3 Month plus 0.330%), 1/25/22	214,567	210
SLM Student Loan Trust, Series 2008-1, Class A4
3.230%, (ICE LIBOR USD 3 Month plus 0.650%), 1/25/22	615,873	607
SLM Student Loan Trust, Series 2008-5, Class A4
4.280%, (ICE LIBOR USD 3 Month plus 1.700%), 7/25/23	96,632	98
SLM Student Loan Trust, Series 2008-9, Class A
4.080%, (ICE LIBOR USD 3 Month plus 1.500%), 4/25/23	70,773	72
SMB Private Education Loan Trust, Series 2014-A, Class A3
3.894%, (ICE LIBOR USD 1 Month plus 1.500%), 4/15/32 144A	665,000	675
SMB Private Education Loan Trust, Series 2015-A, Class A2B
3.394%, (ICE LIBOR USD 1 Month plus 1.000%), 6/15/27 144A	157,416	158
SMB Private Education Loan Trust, Series 2016-C, Class A2B
3.494%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	589,059	592
SMB Private Education Loan Trust, Series 2018-B, Class A2B
3.114%, (ICE LIBOR USD 1 Month plus 0.720%), 1/15/37 144A	670,000	668

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Synchrony Card Funding LLC, Series 2019-A2, Class A
2.340%, 6/16/25	840,000	840
Synchrony Credit Card Master Note Trust, Series 2015-1, Class B
2.640%, 3/15/23	250,000	250
Synchrony Credit Card Master Note Trust, Series 2015-4, Class B
2.620%, 9/15/23	305,000	305
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C
2.950%, 5/15/24	522,306	522
Synchrony Credit Card Master Note Trust, Series 2018-1, Class C
3.360%, 3/15/24	445,000	448
Towd Point Mortgage Trust, Series 2015-1, Class A1
3.000%, (AFC), 1/28/58 144A	204,486	207
Towd Point Mortgage Trust, Series 2015-4, Class A1B
2.750%, (AFC), 4/25/55 144A	160,990	161
Towd Point Mortgage Trust, Series 2015-5, Class A1B
2.750%, (AFC), 5/25/55 144A	161,948	162
Towd Point Mortgage Trust, Series 2016-1, Class A1B
2.750%, (AFC), 2/25/55 144A	81,906	82
Towd Point Mortgage Trust, Series 2016-1, Class A3B
3.000%, (AFC), 2/25/55 144A	116,328	117
Towd Point Mortgage Trust, Series 2016-2, Class A1A
2.750%, (AFC), 8/25/55 144A	83,219	84
Towd Point Mortgage Trust, Series 2016-3, Class A1
2.250%, (AFC), 4/25/56 144A	61,670	61
Towd Point Mortgage Trust, Series 2017-1, Class A1
2.750%, (AFC), 10/25/56 144A	329,074	330
Towd Point Mortgage Trust, Series 2017-2, Class A1
2.750%, (AFC), 4/25/57 144A	209,819	210
Towd Point Mortgage Trust, Series 2017-3, Class A1
2.750%, (AFC), 7/25/57 144A	464,948	466
Towd Point Mortgage Trust, Series 2017-4, Class A1
2.750%, (AFC), 6/25/57 144A	241,955	243
Towd Point Mortgage Trust, Series 2017-6, Class A1
2.750%, (AFC), 10/25/57 144A	881,061	888
Towd Point Mortgage Trust, Series 2018-2, Class A1
3.250%, (AFC), 3/25/58 144A b	1,108,090	1,126
Towd Point Mortgage Trust, Series 2018-5, Class A1A
3.250%, (AFC), 8/25/58 144A	820,477	834
Verizon Owner Trust, Series 2016-2A, Class C
2.360%, 5/20/21 144A	270,000	270

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Verizon Owner Trust, Series 2017-1A, Class C
2.650%, 9/20/21 144A	150,000	150
Verizon Owner Trust, Series 2017-3A, Class C
2.530%, 4/20/22 144A	550,000	551
Verizon Owner Trust, Series 2018-1A, Class C
3.200%, 9/20/22 144A	450,000	457
Volvo Financial Equipment LLC, Series 2018- 1A, Class B
2.910%, 1/17/23 144A	210,000	212
Volvo Financial Equipment Master Owner Trust, Series 2017-A, Class A
2.894%, (ICE LIBOR USD 1 Month plus 0.500%), 11/15/22 144A	115,000	115
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class B
3.060%, 5/15/23	130,000	131

Total		55,955

Mortgage Securities (16.7%)
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1
3.628%, (AFC), 3/25/49 144A	495,746	502
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1
4.065%, (AFC), 3/25/49 144A	270,000	278
Atrium Hotel Portfolio Trust, Series 2017- ATRM, Class A
3.324%, (ICE LIBOR USD 1 Month plus 0.930%), 12/15/36 144A	520,000	520
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A
3.244%, (ICE LIBOR USD 1 Month plus 0.850%), 9/15/34 144A	460,000	460
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class A1
1.957%, 2/15/50	92,423	92
BANK, Series 2017-BNK4, Class A1
2.002%, 5/15/50	372,227	371
BX Trust, Series 2018-IND, Class A
3.144%, (ICE LIBOR USD 1 Month plus 0.750%), 11/15/35 144A	393,880	394
CD Mortgage Trust, Series 2016-CD2, Class A1
1.848%, 11/10/49	449,660	447
CD Mortgage Trust, Series 2017-CD3, Class A1
1.965%, 2/10/50	92,335	92
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A1
1.637%, 6/10/48	46,788	47
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A1
1.643%, 9/10/58	135,014	134
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A1
1.648%, 9/15/48	40,843	41

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
CLNS Trust, Series 2017-IKPR, Class A
3.212%, (ICE LIBOR USD 1 Month plus 0.800%), 6/11/32 144A	240,000	240
CLNS Trust, Series 2017-IKPR, Class B
3.412%, (ICE LIBOR USD 1 Month plus 1.000%), 6/11/32 144A	365,000	365
COLT Funding LLC, Series 2017-2, Class A1A
2.415%, (AFC), 10/25/47 144A	202,710	202
COLT Funding LLC, Series 2017-2, Class A2A
2.568%, (AFC), 10/25/47 144A	85,819	86
COLT Funding LLC, Series 2017-2, Class A3A
2.773%, (AFC), 10/25/47 144A	36,991	37
COLT Funding LLC, Series 2018-3, Class A2
3.763%, (AFC), 10/26/48 144A	206,697	210
COLT Mortgage Loan Trust, Series 2018-1, Class A1
2.930%, (AFC), 2/25/48 144A	81,688	82
COLT Mortgage Loan Trust, Series 2018-1, Class A3
3.084%, (AFC), 2/25/48 144A	36,309	36
COLT Mortgage Loan Trust, Series 2018-2, Class A1
3.470%, (AFC), 7/27/48 144A	618,002	620
COLT Mortgage Loan Trust, Series 2018-2, Class A2
3.542%, (AFC), 7/27/48 144A	224,963	226
COLT Mortgage Loan Trust, Series 2018-4, Class A1
4.006%, (AFC), 12/28/48 144A	441,301	449
COLT Mortgage Loan Trust, Series 2019-2, Class A1
3.337%, (AFC), 5/25/49 144A	356,573	362
COLT Mortgage Loan Trust, Series 2019-3, Class A1
2.695%, (AFC), 8/25/49 144A	815,000	815
Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A1
1.737%, 8/10/48	106,605	106
Commercial Mortgage Pass Through Certificates, Series 2015-LC23, Class A2
3.221%, 10/10/48	605,000	610
Commercial Mortgage Pass Through Certificates, Series 2015-PC1, Class A1
1.667%, 7/10/50	33,395	33
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A1
1.770%, 2/10/49	14,466	14
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A1
2.111%, 9/10/50	126,219	126
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M1
3.154%, (ICE LIBOR USD 1 Month plus 0.750%), 9/25/31 144A	314,298	314
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class C
3.824%, (1 Month LIBOR plus 1.430%), 5/15/36 144A	515,000	516

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D
3.994%, (1 Month LIBOR plus 1.600%), 5/15/36 144A	405,000	406
CSAIL 2019 Commerical Mortgage Trust, Series C16, Class A1
2.360%, 6/15/52	295,000	296
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A1
1.684%, 4/15/50	4,041	4
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1
1.716%, 8/15/48	68,997	69
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class A1
1.746%, 11/15/48	20,639	21
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A1
2.024%, 9/15/50	71,769	71
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3
3.485%, (CSTR, AFC), 12/26/46 144A	42,205	42
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1
2.577%, (CSTR, AFC), 10/25/47 144A	217,601	217
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A2
2.711%, (CSTR, AFC), 10/25/47 144A	36,267	36
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A3
2.813%, (CSTR, AFC), 10/25/47 144A	36,267	36
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1
2.976%, (AFC), 1/25/58 144A	192,690	193
Deephaven Residential Mortgage Trust, Series 2018-3A, Class A3
3.963%, (AFC), 8/25/58 144A	69,964	71
Deephaven Residential Mortgage Trust, Series 2019-1A, Class A1
3.743%, (AFC), 1/25/59 144A	579,198	586
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A3
3.763%, (AFC), 4/25/59 144A	387,947	392
Deephaven Residential Mortgage Trust, Series 2019-2A, Class M1
3.921%, (AFC), 4/25/59 144A	195,000	199
FDIC Guaranteed Notes Trust, Series 2010- S2, Class 2A
2.570%, 7/29/47 144A	80,789	81
Federal Home Loan Bank
2.625%, 5/28/20 b	2,240,000	2,252
Federal Home Loan Mortgage Corp.
3.500%, 3/1/46	85,445	89
5.500%, 5/1/22	56,761	58
6.000%, 9/1/34	2,282	3
6.000%, 2/1/35	45,167	51
6.000%, 9/1/35	14,995	17
6.000%, 1/1/38	2,454	3

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1
3.604%, (ICE LIBOR USD 1 Month plus 1.200%), 7/25/29	146,677	147
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1
3.604%, (ICE LIBOR USD 1 Month plus 1.200%), 10/25/29	512,585	516
Federal Home Loan Mortgage Corp., Series 2017-HQA1, Class M1
3.604%, (ICE LIBOR USD 1 Month plus 1.200%), 8/25/29	257,509	258
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class M1
3.204%, (ICE LIBOR USD 1 Month plus 0.800%), 12/25/29	133,670	134
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1
3.858%, (CSTR), 5/25/47 144A	97,024	98
Federal Home Loan Mortgage Corp., Series 2017-SPI1, Class M1
3.982%, 9/25/47 144A	42,065	42
Federal Home Loan Mortgage Corp., Series 2018-DNA2, Class M1
3.204%, (ICE LIBOR USD 1 Month plus 0.800%), 12/25/30 144A	875,798	877
Federal Home Loan Mortgage Corp., Series 2018-HQA2, Class M1
3.180%, (ICE LIBOR USD 1 Month plus 0.750%), 10/25/48 144A	430,000	431
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class M1
3.818%, 5/25/48 144A	172,485	173
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class M1
4.165%, 8/25/48 144A	169,736	172
Federal Home Loan Mortgage Corp., Series 3713, Class PA
2.000%, 2/15/40	295,743	296
Federal Home Loan Mortgage Corp., Series 3718, Class BC
2.000%, 2/15/25	196,099	196
Federal Home Loan Mortgage Corp., Series 4092, Class CL
1.250%, 6/15/27	893,813	868
Federal Home Loan Mortgage Corp., Series DNA3, Class M1
3.154%, (ICE LIBOR USD 1 Month plus 0.750%), 3/25/30	350,908	351
Federal National Mortgage Association
2.500%, 10/1/22	329,255	332
2.500%, 12/1/22	84,980	86
3.000%, 6/1/22	85,495	87
3.000%, 4/1/24	258,008	263
3.000%, 9/1/32	103,636	106
3.000%, 2/1/33	492,135	503
3.500%, 5/1/27	620,134	641
3.500%, 4/1/46	871,639	898
3.500%, 2/1/48	236,908	244
4.000%, 6/1/33	293,547	307
4.000%, 8/1/47	544,644	568

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.500%, 5/1/40	132,464	142
4.500%, 9/1/40	123,295	132
4.500%, 2/1/44	442,298	471
4.500%, 9/1/48	129,419	136
4.500%, 12/1/48 b	1,448,567	1,515
5.000%, 10/1/33	158,012	172
5.000%, 5/1/48	326,289	346
5.000%, 9/1/48	288,358	306
5.000%, 2/1/49	444,585	471
5.500%, 8/1/37	89,318	99
5.500%, 2/1/38	335,051	372
6.000%, 8/1/22	28,475	29
6.000%, 3/1/34	75,221	85
6.000%, 8/1/34	212,883	241
6.000%, 11/1/34	8,038	9
6.000%, 12/1/34	2,629	3
6.000%, 4/1/35	4,916	6
6.000%, 5/1/38	3,372	4
6.000%, 10/1/40	167,462	190
6.500%, 7/1/32	24,192	28
6.500%, 12/1/32	25,802	30
Federal National Mortgage Association TBA
3.500%, 7/17/33	315,000	325
4.000%, 7/1/44	280,000	289
5.000%, 7/1/39	300,000	317
Federal National Mortgage Association, Series 2010-95, Class BK
1.500%, 2/25/20	22,263	22
Federal National Mortgage Association, Series 2011-113, Class AG
2.500%, 11/25/26	172,175	172
Federal National Mortgage Association, Series 2013-74, Class AD
2.000%, 7/25/23	191,854	191
Federal National Mortgage Association, Series 2016-83, Class FA
2.904%, (1 Month LIBOR plus 0.500%), 11/25/46	295,261	296
Federal National Mortgage Association, Series 2016-85, Class FA
2.904%, (1 Month LIBOR plus 0.500%), 11/25/46	415,586	416
Federal National Mortgage Association, Series 2016-85, Class FG
2.904%, (1 Month LIBOR plus 0.500%), 11/25/46	454,794	456
Federal National Mortgage Association, Series 2017-90, Class KA
3.000%, 11/25/47	423,292	438
Federal National Mortgage Association, Series 2017-C01, Class 1M1
3.704%, (ICE LIBOR USD 1 Month plus 1.300%), 7/25/29	137,307	138
Federal National Mortgage Association, Series 2017-C02, Class 2M1
3.554%, (ICE LIBOR USD 1 Month plus 1.150%), 9/25/29	252,211	253
Federal National Mortgage Association, Series 2017-C03, Class 1M1
3.354%, (ICE LIBOR USD 1 Month plus 0.950%), 10/25/29	337,696	339

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2017-C04, Class 2M1
3.254%, (ICE LIBOR USD 1 Month plus 0.850%), 11/25/29	225,110	225
Federal National Mortgage Association, Series 2017-C05, Class 1M1
2.954%, (ICE LIBOR USD 1 Month plus 0.550%), 1/25/30	256,988	257
Federal National Mortgage Association, Series 2017-C06, Class 1M1
3.154%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/30	221,945	222
Federal National Mortgage Association, Series 2017-C06, Class 2M1
3.154%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/30	89,027	89
Federal National Mortgage Association, Series 2018-44, Class PC
4.000%, 6/25/44 b	1,052,384	1,091
Federal National Mortgage Association, Series 2018-C02, Class 2M1
3.054%, (ICE LIBOR USD 1 Month plus 0.650%), 8/25/30	158,801	159
Federal National Mortgage Association, Series 2018-C03, Class 1M1
3.084%, (ICE LIBOR USD 1 Month plus 0.680%), 10/25/30	495,681	496
Federal National Mortgage Association, Series 2018-C05, Class 1M1
3.124%, (ICE LIBOR USD 1 Month plus 0.720%), 1/25/31	447,026	447
Galton Funding Mortgage Trust, Series 2018- 1, Class A33
3.500%, (AFC), 11/25/57 144A	302,299	303
Galton Funding Mortgage Trust, Series 2019- 1, Class A32
4.000%, (AFC), 2/25/59 144A	278,547	283
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM
5.830%, (CSTR), 7/10/38	122,274	123
Government National Mortgage Association
3.500%, 12/20/42	8,425	9
3.500%, 9/20/43	122,368	127
4.000%, 12/20/48	58,544	61
4.500%, 1/20/49	303,220	317
4.500%, 4/20/49	279,643	292
5.000%, 3/20/34	450,951	485
5.000%, 1/20/48	145,691	152
5.000%, 2/20/48	811,875	855
5.000%, 8/20/48 b	1,463,020	1,531
5.000%, 12/20/48	141,383	148
5.500%, 6/20/37	103,896	114
5.500%, 9/15/45	313,920	352
5.500%, 3/20/48	94,533	100
Government National Mortgage Association, Series 2018-122, Class FE
2.683%, (1 Month LIBOR plus 0.300%), 9/20/48	124,557	124

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Government National Mortgage Association, Series 2019-21, Class FL
2.948%, (1 Month LIBOR plus 0.450%), 2/20/49	146,454	147
Government National Mortgage Association, Series 2019-23, Class NF
2.960%, (1 Month LIBOR plus 0.450%), 2/20/49	117,791	118
Great Wolf Trust, Series 2017-WOLF, Class A
3.244%, (ICE LIBOR USD 1 Month plus 0.850%), 9/15/34 144A	310,000	310
Great Wolf Trust, Series 2017-WOLF, Class C
3.714%, (ICE LIBOR USD 1 Month plus 1.320%), 9/15/34 144A	455,000	455
GS Mortgage Securities Corp. Trust, Series 2018-FBLU, Class A
3.344%, (ICE LIBOR USD 1 Month plus 0.950%), 11/15/35 144A	290,000	290
GS Mortgage Securities Corp. Trust, Series 2018-FBLU, Class D
4.394%, (ICE LIBOR USD 1 Month plus 2.000%), 11/15/35 144A	150,000	150
GS Mortgage Securities Trust, Series 2014- EB1A, Class 2A1
2.458%, (CSTR), 7/25/44 144A	41,793	42
GS Mortgage Securities Trust, Series 2015- GC28, Class A1
1.528%, 2/10/48	6,716	7
GS Mortgage Securities Trust, Series 2015- GC32, Class A1
1.593%, 7/10/48	36,807	37
GS Mortgage Securities Trust, Series 2016- GS3, Class A1
1.429%, 10/10/49	46,015	46
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1
3.766%, (AFC), 6/25/48 144A	357,629	364
Homeward Opportunities Fund I Trust, Series 2018-1, Class A2
3.897%, (AFC), 6/25/48 144A	289,147	294
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1
3.454%, (AFC), 1/25/59 144A	665,593	674
Homeward Opportunities Fund I Trust, Series 2019-1, Class A3
3.606%, (AFC), 1/25/59 144A	446,898	453
InTown Hotel Portfolio Trust, Series 2018- STAY, Class A
3.094%, (ICE LIBOR USD 1 Month plus 0.700%), 1/15/33 144A	115,000	115
InTown Hotel Portfolio Trust, Series 2018- STAY, Class C
3.644%, (ICE LIBOR USD 1 Month plus 1.250%), 1/15/33 144A	100,000	100
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A1
1.413%, 2/15/48	11,271	11
MetLife Securitization Trust, Series 2017-1A, Class A
3.000%, (AFC), 4/25/55 144A	233,320	235

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS
4.110%, (AFC), 10/15/47	185,000	197
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A1
1.706%, 5/15/48	95,212	95
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A1
1.389%, 9/15/49	80,017	79
Morgan Stanley Capital I Trust, Series 2015- MS1, Class A1
1.638%, 5/15/48	91,856	91
Morgan Stanley Capital I Trust, Series 2017-CLS, Class B
3.244%, (ICE LIBOR USD 1 Month plus 0.850%), 11/15/34 144A	365,000	364
Morgan Stanley Capital I Trust, Series 2017-CLS, Class C
3.394%, (ICE LIBOR USD 1 Month plus 1.000%), 11/15/34 144A	290,000	289
New Orleans Hotel Trust 2019, Series HNLA, Class B
3.683%, (ICE LIBOR USD 1 Month plus 1.289%), 4/15/32 144A	790,000	788
New Residential Funding LLC, Series 2018- NQM1, Class A1
3.986%, (AFC), 11/25/48 144A	623,511	635
New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A1
2.802%, (AFC), 7/25/49 144A	585,000	586
New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A3
3.086%, (AFC), 7/25/49 144A	230,000	230
RETL, Series 2019-RVP, Class A
3.544%, (ICE LIBOR USD 1 Month plus 1.150%), 3/15/36 144A	244,462	245
Sequoia Mortgage Trust, Series 2018-CH1, Class A11
3.500%, (AFC), 2/25/48 144A	498,769	507
Sequoia Mortgage Trust, Series 2018-CH2, Class A3
4.000%, (AFC), 6/25/48 144A	674,389	693
Sequoia Mortgage Trust, Series 2018-CH3, Class A19
4.500%, (AFC), 8/25/48 144A	173,070	179
Sequoia Mortgage Trust, Series 2018-CH4, Class A2
4.000%, (AFC), 10/25/48 144A	303,302	314
Slide, Series 2018-FUN, Class D
4.244%, (ICE LIBOR USD 1 Month plus 1.850%), 6/15/31 144A	377,248	379
STACR Trust, Series 2018-DNA3, Class M1
3.154%, (ICE LIBOR USD 1 Month plus 0.750%), 9/25/48 144A	350,398	351
STACR Trust, Series 2018-HRP2, Class M1
3.254%, (ICE LIBOR USD 1 Month plus 0.850%), 2/25/47 144A	129,278	129
STACR Trust, Series 2018-HRP2, Class M2
3.654%, (ICE LIBOR USD 1 Month plus 1.250%), 2/25/47 144A	340,000	342

Structured Products (33.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Starvest Emerging Markets CBO, Series 2019-IMC1, Class A1
3.468%, (AFC), 4/25/49 144A	330,248	335
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ
5.483%, (CSTR), 8/15/39	19,997	20
Verus Securitization Trust, Series 2018-1, Class A1
2.929%, (AFC), 2/25/48 144A	96,022	96
Verus Securitization Trust, Series 2018-2, Class A1
3.677%, (AFC), 6/1/58 144A	443,398	448
Verus Securitization Trust, Series 2018-2, Class A2
3.779%, (AFC), 6/1/58 144A	121,242	123
Verus Securitization Trust, Series 2018-2, Class A3
3.830%, (AFC), 6/1/58 144A	76,209	77
Verus Securitization Trust, Series 2018-3, Class A1
4.108%, (AFC), 10/25/58 144A	593,179	606
Verus Securitization Trust, Series 2019-1, Class A1
3.836%, (AFC), 2/25/59 144A	636,636	646
Verus Securitization Trust, Series 2019-2, Class A1
3.211%, (AFC), 4/25/59 144A	476,913	482
Verus Securitization Trust, Series 2019-INV1, Class A1
3.402%, (AFC), 12/25/59 144A	351,311	355
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2
3.020%, 7/15/58	530,000	530
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A1
1.577%, 1/15/59	127,048	126
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1
1.441%, 10/15/49	21,249	21
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1
1.968%, 7/15/50	189,876	189
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A1
1.975%, 9/15/50	128,486	128
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B
4.697%, 4/15/45	385,000	404

Total		54,342

Total Structured Products (Cost: $109,713)		110,297

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Investments (0.6%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (0.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310%#	2,069,884	2,070

Total		2,070

Total Short-Term Investments (Cost: $2,070)		2,070

Total Investments (100.0%) (Cost: $324,303)@		326,795

Other Assets, Less Liabilities (0.0%)		(23)

Net Assets (100.0%)		326,772

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Ten-Year US Treasury Note Future	Short	USD	3,600	36	9/19	$4,607	$(78)	$(1)
Two-Year US Treasury Note Future	Long	USD	76,000	383	9/19	82,414	411	(15)
							$333	$(16)

	Financial Derivative Assets				Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	$–	$–	$(16)	$(16)	$–

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the value of these securities (in thousands) was $102,249 representing 31.3% of the net assets.

b

Cash or securities with an aggregate value of $87,573 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2019.

§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2019, the aggregate value of these securities was $2,993 (in thousands), representing 0.9% of net assets.

#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $324,303 and the net unrealized appreciation of investments based on that cost was $2,825 which is comprised of $3,167 aggregate gross unrealized appreciation and $342 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$475	$—
Corporate Bonds	—	165,204	—
Governments	—	48,749	—
Structured Products	—	110,297	—
Short-Term Investments	2,070	—	—
Other Financial Instruments^
Futures	411	—	—

Total Assets:	$2,481	$324,725	$—

Liabilities:
Other Financial Instruments^
Futures	(78)	—	—

Total Liabilities:	$(78)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio (unaudited)

    Sector Allocation 6/30/19

Sector	% of Net Assets

Structured Products	50.9%

Governments	29.5%

Corporate Bonds	24.1%

Short-Term Investments & Other Net Assets	2.2%

80	0.7%

Municipal Bonds	0.5%

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. A portion of the Portfolio’s asses may be invested in lower quality debt securities which may present a significant risk for loss of principal and interest. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The U.S. federal funds rate has been subject to moderate increases over the course of the last three years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objectives. Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect performance.

Select Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.7%)
Barrick North America Finance LLC
5.700%, 5/30/41	1,292,000	1,544
5.750%, 5/1/43	517,000	645
The Dow Chemical Co.
4.250%, 10/1/34	748,000	777
DowDuPont, Inc.
4.493%, 11/15/25	1,249,000	1,381
4.725%, 11/15/28	1,114,000	1,258
5.419%, 11/15/48	1,226,000	1,491
Huntsman International LLC
4.500%, 5/1/29	2,921,000	3,013
5.125%, 11/15/22	896,000	947
The Mosaic Co.
4.050%, 11/15/27	1,248,000	1,289
Southern Copper Corp.
3.875%, 4/23/25	1,234,000	1,281
5.875%, 4/23/45	1,399,000	1,646
Teck Resources, Ltd.
6.250%, 7/15/41	3,621,000	4,053
Westlake Chemical Corp.
3.600%, 8/15/26	1,106,000	1,123
5.000%, 8/15/46	455,000	471

Total		20,919

Communications (2.1%)
America Movil SAB de CV
3.625%, 4/22/29	1,436,000	1,487
4.375%, 4/22/49	1,125,000	1,210
AT&T, Inc.
3.400%, 5/15/25	2,177,000	2,237
3.800%, 2/15/27	868,000	902
4.300%, 2/15/30	757,000	808
4.350%, 3/1/29	1,661,000	1,782
4.850%, 3/1/39	1,069,000	1,147
5.150%, 2/15/50	1,964,000	2,162
5.250%, 3/1/37	636,000	713
5.350%, 12/15/43	534,000	586
5.375%, 10/15/41	855,000	949
5.450%, 3/1/47	770,000	884
5.700%, 3/1/57	637,000	749
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.464%, 7/23/22	1,047,000	1,100
Comcast Corp.
3.300%, 10/1/20	6,074,000	6,154
3.450%, 10/1/21	2,690,000	2,767
3.700%, 4/15/24	2,142,000	2,272
3.950%, 10/15/25	1,937,000	2,089
4.000%, 3/1/48	1,625,000	1,717
4.150%, 10/15/28	2,440,000	2,689
4.600%, 10/15/38	2,710,000	3,100
4.700%, 10/15/48	542,000	635
4.950%, 10/15/58	811,000	988
Discovery Communications LLC
4.125%, 5/15/29	1,500,000	1,554

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Communications continued
5.300%, 5/15/49	1,966,000	2,113
Fox Corp.
4.030%, 1/25/24 144A	1,141,000	1,213
4.709%, 1/25/29 144A	762,000	850
5.576%, 1/25/49 144A	1,221,000	1,488
Telefonica Emisiones SA
5.520%, 3/1/49	966,000	1,117
Time Warner Cable LLC
6.550%, 5/1/37	758,000	875
Verizon Communications, Inc.
4.016%, 12/3/29 144A	574,000	622
4.125%, 8/15/46	3,153,000	3,288
4.272%, 1/15/36	1,025,000	1,109
4.329%, 9/21/28	2,926,000	3,236
4.400%, 11/1/34	2,320,000	2,570
4.522%, 9/15/48	531,000	593
4.672%, 3/15/55	283,000	320
5.012%, 4/15/49	531,000	632
5.500%, 3/16/47	1,032,000	1,303
Viacom, Inc.
5.850%, 9/1/43	905,000	1,068
The Walt Disney Co.
4.125%, 6/1/44	543,000	617
4.950%, 10/15/45 144A	1,033,000	1,279

Total		64,974

Consumer, Cyclical (1.3%)
Costco Wholesale Corp.
2.750%, 5/18/24	2,774,000	2,848
3.000%, 5/18/27	3,665,000	3,794
Delta Air Lines, Inc.
4.375%, 4/19/28	744,000	758
Ford Motor Co.
4.750%, 1/15/43	4,707,000	4,096
Ford Motor Credit Co. LLC
3.815%, 11/2/27	1,015,000	972
5.113%, 5/3/29	1,108,000	1,133
General Motors Co.
5.950%, 4/1/49	2,828,000	2,970
The Home Depot, Inc.
4.500%, 12/6/48	1,604,000	1,893
Lowe’s Companies, Inc.
3.650%, 4/5/29	5,098,000	5,326
McDonald’s Corp.
4.450%, 9/1/48	1,152,000	1,262
Starbucks Corp.
3.750%, 12/1/47	375,000	368
3.800%, 8/15/25	114,000	121
4.450%, 8/15/49	534,000	584
4.500%, 11/15/48	1,176,000	1,290
Walmart, Inc.
3.250%, 7/8/29	2,894,000	3,051
3.550%, 6/26/25	2,810,000	3,001
3.700%, 6/26/28	5,584,000	6,095

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
4.050%, 6/29/48	548,000	628

Total		40,190

Consumer, Non-cyclical (4.4%)
Abbott Laboratories
3.400%, 11/30/23	601,000	627
3.750%, 11/30/26	1,965,000	2,124
3.875%, 9/15/25	445,000	480
4.900%, 11/30/46	3,176,000	3,913
AbbVie, Inc.
2.500%, 5/14/20	4,119,000	4,118
4.250%, 11/14/28	806,000	861
4.875%, 11/14/48	623,000	655
Aetna, Inc.
3.875%, 8/15/47	867,000	783
Altria Group, Inc.
4.400%, 2/14/26	1,154,000	1,234
4.800%, 2/14/29	1,141,000	1,231
5.950%, 2/14/49	563,000	640
Anheuser-Busch InBev Worldwide, Inc.
3.650%, 2/1/26	2,231,000	2,346
4.150%, 1/23/25	3,366,000	3,643
4.900%, 1/23/31	1,906,000	2,204
4.900%, 2/1/46	4,065,000	4,518
5.550%, 1/23/49	1,278,000	1,558
BAT Capital Corp.
2.297%, 8/14/20	1,644,000	1,640
3.222%, 8/15/24	1,693,000	1,707
4.540%, 8/15/47	338,000	313
Becton Dickinson and Co.
2.404%, 6/5/20	3,607,000	3,604
3.363%, 6/6/24	1,216,000	1,255
3.700%, 6/6/27	1,183,000	1,236
3.734%, 12/15/24	2,872,000	3,011
4.685%, 12/15/44	1,338,000	1,488
Boston Scientific Corp.
3.750%, 3/1/26	1,772,000	1,884
4.000%, 3/1/28	1,060,000	1,139
4.000%, 3/1/29	1,306,000	1,412
4.700%, 3/1/49	1,180,000	1,353
Bristol-Myers Squibb Co.
2.600%, 5/16/22 144A	4,689,000	4,756
2.900%, 7/26/24 144A	2,556,000	2,612
3.200%, 6/15/26 144A	596,000	618
3.400%, 7/26/29 144A	2,738,000	2,864
4.125%, 6/15/39 144A	273,000	296
4.250%, 10/26/49 144A	215,000	237
Celgene Corp.
2.750%, 2/15/23	3,859,000	3,892
2.875%, 2/19/21	1,070,000	1,078
3.900%, 2/20/28	575,000	616
4.350%, 11/15/47	531,000	585
Constellation Brands, Inc.
3.200%, 2/15/23	539,000	551
3.500%, 5/9/27	770,000	790
3.600%, 2/15/28	1,702,000	1,754
3.700%, 12/6/26	909,000	951
4.400%, 11/15/25	165,000	180
CVS Health Corp.
3.700%, 3/9/23	1,101,000	1,137
4.000%, 12/5/23	1,613,000	1,687

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
4.100%, 3/25/25	2,382,000	2,511
4.300%, 3/25/28	2,529,000	2,665
4.780%, 3/25/38	1,175,000	1,225
5.050%, 3/25/48	413,000	439
Danone SA
2.589%, 11/2/23 144A	1,062,000	1,067
2.947%, 11/2/26 144A	7,635,000	7,617
Edwards Lifesciences Corp.
4.300%, 6/15/28	1,555,000	1,679
Gilead Sciences, Inc.
3.650%, 3/1/26	1,089,000	1,152
4.150%, 3/1/47	321,000	337
Halfmoon Parent, Inc.
3.400%, 9/17/21 144A	2,436,000	2,483
3.750%, 7/15/23 144A	3,006,000	3,128
4.375%, 10/15/28 144A	2,370,000	2,556
4.800%, 8/15/38 144A	236,000	254
4.900%, 12/15/48 144A	2,079,000	2,261
IHS Markit, Ltd.
3.625%, 5/1/24	753,000	776
Kraft Heinz Foods Co.
2.800%, 7/2/20	3,242,000	3,246
3.000%, 6/1/26	890,000	866
4.375%, 6/1/46	1,041,000	988
5.200%, 7/15/45	379,000	397
Mars, Inc.
4.125%, 4/1/54 144A	1,371,000	1,474
Merck & Co., Inc.
3.400%, 3/7/29	1,928,000	2,052
4.000%, 3/7/49	1,251,000	1,389
Nestle Holdings, Inc.
3.100%, 9/24/21 144A	1,242,000	1,267
3.350%, 9/24/23 144A	1,615,000	1,682
3.500%, 9/24/25 144A	2,556,000	2,712
3.900%, 9/24/38 144A	1,265,000	1,382
4.000%, 9/24/48 144A	449,000	497
Pfizer, Inc.
2.800%, 3/11/22	1,064,000	1,082
3.000%, 12/15/26	548,000	565
3.450%, 3/15/29	2,909,000	3,078
4.100%, 9/15/38	610,000	672
4.200%, 9/15/48	1,741,000	1,957
Reynolds American, Inc.
5.850%, 8/15/45	1,422,000	1,532
Sanofi
3.375%, 6/19/23	2,979,000	3,104
UnitedHealth Group, Inc.
3.500%, 2/15/24	1,800,000	1,886
3.700%, 12/15/25	1,199,000	1,276
4.450%, 12/15/48	896,000	1,026

Total		139,861

Energy (2.7%)
Anadarko Finance Co.
7.500%, 5/1/31	561,000	744
Anadarko Petroleum Corp.
4.850%, 3/15/21	970,000	1,004
6.600%, 3/15/46	569,000	739
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
3.500%, 12/1/22	1,239,000	1,268

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Energy continued
5.200%, 12/1/47	1,537,000	1,626
BP Capital Markets America, Inc.
3.410%, 2/11/26	2,952,000	3,092
3.796%, 9/21/25	3,251,000	3,467
3.937%, 9/21/28	6,675,000	7,267
Cimarex Energy Co.
4.375%, 3/15/29	3,170,000	3,364
Devon Energy Corp.
5.600%, 7/15/41	1,769,000	2,098
Ecopetrol SA
5.875%, 5/28/45	1,046,000	1,157
Enbridge, Inc.
2.900%, 7/15/22	2,298,000	2,331
Encana Corp.
6.500%, 2/1/38	1,109,000	1,344
6.625%, 8/15/37	1,003,000	1,243
Energy Transfer Operating LP
5.250%, 4/15/29	952,000	1,065
5.500%, 6/1/27	1,897,000	2,120
5.875%, 1/15/24	3,188,000	3,543
6.125%, 12/15/45	539,000	617
6.250%, 4/15/49	1,643,000	1,945
Enterprise Products Operating LLC
3.125%, 7/31/29	3,592,000	3,611
4.200%, 1/31/50	1,960,000	2,013
Hess Corp.
4.300%, 4/1/27	343,000	356
5.800%, 4/1/47	197,000	220
Kinder Morgan Energy Partners LP
5.500%, 3/1/44	784,000	885
6.950%, 1/15/38	539,000	691
7.300%, 8/15/33	169,000	223
Kinder Morgan, Inc.
5.000%, 2/15/21 144A	3,304,000	3,426
5.550%, 6/1/45	1,474,000	1,704
Marathon Oil Corp.
4.400%, 7/15/27	1,131,000	1,201
5.200%, 6/1/45	1,131,000	1,259
6.600%, 10/1/37	283,000	349
Marathon Petroleum Corp.
4.750%, 9/15/44	1,172,000	1,208
MPLX LP
4.125%, 3/1/27	1,300,000	1,360
4.700%, 4/15/48	499,000	510
5.500%, 2/15/49	1,444,000	1,634
Noble Energy, Inc.
5.050%, 11/15/44	1,524,000	1,619
Petroleos Mexicanos
2.460%, 12/15/25	4,172,350	4,216
6.350%, 2/12/48	4,110,000	3,528
6.750%, 9/21/47	2,051,000	1,826
Saudi Arabian Oil Co.
4.375%, 4/16/49 144A	2,787,000	2,823
Schlumberger Finance Canada, Ltd.
2.650%, 11/20/22 144A	2,169,000	2,185
Shell International Finance BV
3.250%, 5/11/25	2,298,000	2,403
Sunoco Logistics Partners Operations LP
5.300%, 4/1/44	1,386,000	1,432
5.400%, 10/1/47	531,000	564

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Energy continued
Western Gas Partners LP
5.500%, 8/15/48	1,128,000	1,069
The Williams Cos., Inc.
3.900%, 1/15/25	780,000	818
5.750%, 6/24/44	650,000	758

Total		83,925

Financial (7.7%)
American Express Co.
2.750%, 5/20/22	3,553,000	3,595
3.125%, 5/20/26	3,553,000	3,646
American International Group, Inc.
4.200%, 4/1/28	1,662,000	1,776
4.250%, 3/15/29	1,082,000	1,163
4.375%, 1/15/55	832,000	836
4.500%, 7/16/44	913,000	964
American Tower Corp.
3.800%, 8/15/29	5,478,000	5,646
Aon Corp.
3.750%, 5/2/29	1,304,000	1,360
Banco Santander SA
2.706%, 6/27/24	3,800,000	3,808
3.306%, 6/27/29	1,400,000	1,409
Bank of America Corp.
2.328%, (ICE LIBOR USD 3 Month plus 0.630%), 10/1/21	4,837,000	4,830
3.093%, (ICE LIBOR USD 3 Month plus 1.090%), 10/1/25	10,017,000	10,259
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	4,740,000	4,881
3.458%, (ICE LIBOR USD 3 Month plus 0.970%), 3/15/25	8,550,000	8,870
3.559%, (ICE LIBOR USD 3 Month plus 1.060%), 4/23/27	3,393,000	3,534
4.244%, (ICE LIBOR USD 3 Month plus 1.814%), 4/24/38	1,194,000	1,301
Barclays PLC
3.932%, (ICE LIBOR USD 3 Month plus 1.610%), 5/7/25	3,799,000	3,865
4.338%, (ICE LIBOR USD 3 Month plus 1.356%), 5/16/24	859,000	887
4.972%, (ICE LIBOR USD 3 Month plus 1.902%), 5/16/29	1,981,000	2,112
BB&T Corp.
3.050%, 6/20/22	3,758,000	3,840
3.875%, 3/19/29	2,328,000	2,489
Boston Properties LP
3.400%, 6/21/29	1,458,000	1,489
Canadian Imperial Bank of Commerce
3.100%, 4/2/24	6,007,000	6,139
Capital One Financial Corp.
3.300%, 10/30/24	1,661,000	1,703
The Charles Schwab Corp.
3.250%, 5/22/29	5,210,000	5,397
Citibank NA
2.844%, (ICE LIBOR USD 3 Month plus 0.596%), 5/20/22	6,499,000	6,549
Citigroup, Inc.
3.352%, (ICE LIBOR USD 3 Month plus 0.897%), 4/24/25	7,962,000	8,221

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Financial continued
3.980%, (ICE LIBOR USD 3 Month plus 1.338%), 3/20/30	4,827,000	5,158
Credit Suisse Group AG
3.869%, (ICE LIBOR USD 3 Month plus 1.410%), 1/12/29 144A	1,376,000	1,418
4.282%, 1/9/28 144A	4,208,000	4,439
Danske Bank A/S
3.875%, 9/12/23 144A	2,449,000	2,495
5.375%, 1/12/24 144A	1,220,000	1,318
Enstar Group, Ltd.
4.950%, 6/1/29	1,420,000	1,440
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	1,022,000	1,008
GLP Capital LP / GLP Financing II, Inc.
5.300%, 1/15/29	1,122,000	1,209
HSBC Holdings PLC
3.803%, (ICE LIBOR USD 3 Month plus 1.211%), 3/11/25	5,699,000	5,935
3.973%, (ICE LIBOR USD 3 Month plus 1.610%), 5/22/30	4,661,000	4,863
JPMorgan Chase & Co.
3.207%, (ICE LIBOR USD 3 Month plus 0.695%), 4/1/23	6,964,000	7,104
3.220%, (ICE LIBOR USD 3 Month plus 1.155%), 3/1/25	626,000	644
3.702%, (ICE LIBOR USD 3 Month plus 1.160%), 5/6/30	542,000	571
3.882%, (ICE LIBOR USD 3 Month plus 1.360%), 7/24/38	3,918,000	4,103
4.005%, (ICE LIBOR USD 3 Month plus 1.120%), 4/23/29	2,146,000	2,314
4.023%, (ICE LIBOR USD 3 Month plus 1.000%), 12/5/24	1,053,000	1,118
Lazard Group LLC
4.375%, 3/11/29	339,000	358
4.500%, 9/19/28	2,219,000	2,362
Liberty Mutual Group, Inc.
4.500%, 6/15/49 144A	544,000	571
4.569%, 2/1/29 144A	3,019,000	3,317
Lloyds Banking Group PLC
3.900%, 3/12/24	2,569,000	2,679
Markel Corp.
5.000%, 5/20/49	1,625,000	1,769
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	868,000	959
Mastercard, Inc.
2.950%, 6/1/29	2,712,000	2,799
3.650%, 6/1/49	1,407,000	1,491
Mid-America Apartments LP
3.600%, 6/1/27	752,000	776
3.750%, 6/15/24	2,649,000	2,756
3.950%, 3/15/29	482,000	510
4.000%, 11/15/25	1,359,000	1,440
4.300%, 10/15/23	1,136,000	1,207
Mitsubishi UFJ Financial Group, Inc.
3.218%, 3/7/22	4,860,000	4,961
3.407%, 3/7/24	4,894,000	5,077
Morgan Stanley
2.625%, 11/17/21	4,333,000	4,359
2.750%, 5/19/22	13,000	13

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Financial continued
3.700%, 10/23/24	3,433,000	3,620
4.457%, (ICE LIBOR USD 3 Month plus 1.431%), 4/22/39	1,020,000	1,123
The PNC Financial Services Group, Inc.
3.450%, 4/23/29	8,335,000	8,771
Prudential Financial, Inc.
4.350%, 2/25/50	3,179,000	3,568
4.600%, 5/15/44	534,000	614
Public Storage
3.094%, 9/15/27	2,338,000	2,389
3.385%, 5/1/29	1,593,000	1,663
Realty Income Corp.
3.250%, 6/15/29	1,076,000	1,094
Reinsurance Group of America, Inc.
3.900%, 5/15/29	2,137,000	2,217
Santander Holdings USA, Inc.
3.500%, 6/7/24	10,285,000	10,442
4.500%, 7/17/25	1,696,000	1,804
SITE Centers Corp.
4.250%, 2/1/26	485,000	504
4.625%, 7/15/22	944,000	983
Standard Chartered PLC
3.785%, (ICE LIBOR USD 3 Month plus 1.560%), 5/21/25 144A	2,763,000	2,821
4.305%, (ICE LIBOR USD 3 Month plus 1.910%), 5/21/30 144A	481,000	498
Store Capital Corp.
4.500%, 3/15/28	4,172,000	4,395
4.625%, 3/15/29	1,395,000	1,487
Synchrony Financial
4.375%, 3/19/24	543,000	568
4.500%, 7/23/25	1,087,000	1,141
5.150%, 3/19/29	2,253,000	2,427
Tanger Properties LP
3.875%, 12/1/23	1,448,000	1,479
The Toronto-Dominion Bank
2.650%, 6/12/24	3,252,000	3,280
TrustCo Bank Corp.
6.390%, 1/15/50 144A	500,000	512
UBS Group Funding AG
4.253%, 3/23/28 144A	3,256,000	3,496
Ventas Realty LP
4.875%, 4/15/49	1,078,000	1,187

Total		245,193

Industrial (1.5%)
The Boeing Co.
2.700%, 5/1/22	2,347,000	2,380
3.100%, 5/1/26	3,001,000	3,094
3.200%, 3/1/29	2,471,000	2,549
3.500%, 3/1/39	1,154,000	1,152
3.550%, 3/1/38	459,000	463
3.850%, 11/1/48	215,000	224
3.900%, 5/1/49	1,995,000	2,099
Burlington Northern Santa Fe LLC
4.900%, 4/1/44	611,000	740
Crowley Conro LLC
4.181%, 8/15/43	1,530,760	1,691
CSX Corp.
4.750%, 11/15/48	770,000	896

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Industrial continued
FedEx Corp.
4.550%, 4/1/46	101,000	104
4.950%, 10/17/48	2,026,000	2,210
General Electric Co.
4.500%, 3/11/44	2,952,000	2,872
5.875%, 1/14/38	1,340,000	1,517
Lockheed Martin Corp.
4.070%, 12/15/42	1,130,000	1,251
4.090%, 9/15/52	899,000	998
Northrop Grumman Corp.
2.550%, 10/15/22	3,500,000	3,519
2.930%, 1/15/25	156,000	159
3.250%, 8/1/23	3,228,000	3,337
3.250%, 1/15/28	1,484,000	1,523
Union Pacific Corp.
2.950%, 3/1/22	1,959,000	1,996
3.150%, 3/1/24	1,251,000	1,289
3.700%, 3/1/29	2,240,000	2,404
4.300%, 3/1/49	1,356,000	1,500
United Technologies Corp.
3.650%, 8/16/23	4,146,000	4,340
3.950%, 8/16/25	1,558,000	1,680
4.125%, 11/16/28	954,000	1,048
4.450%, 11/16/38	1,448,000	1,623

Total		48,658

Technology (1.8%)
Apple, Inc.
3.200%, 5/13/25	655,000	684
3.200%, 5/11/27	4,057,000	4,228
4.250%, 2/9/47	1,497,000	1,678
4.375%, 5/13/45	1,003,000	1,142
4.650%, 2/23/46	1,060,000	1,256
Broadcom, Inc.
4.250%, 4/15/26 144A	6,853,000	6,943
4.750%, 4/15/29 144A	997,000	1,022
Fidelity National Information Services, Inc.
3.750%, 5/21/29	1,946,000	2,066
Fiserv, Inc.
3.200%, 7/1/26	1,902,000	1,940
3.500%, 7/1/29	1,982,000	2,032
4.200%, 10/1/28	186,000	202
4.400%, 7/1/49	1,004,000	1,051
Hewlett Packard Enterprise Co.
6.350%, 10/15/45	1,604,000	1,776
International Business Machines Corp.
3.300%, 5/15/26	1,776,000	1,839
4.150%, 5/15/39	814,000	867
4.250%, 5/15/49	1,371,000	1,472
KLA-Tencor Corp.
4.100%, 3/15/29	1,300,000	1,370
5.000%, 3/15/49	392,000	436
Lam Research Corp.
3.750%, 3/15/26	1,760,000	1,847
4.875%, 3/15/49	476,000	527
Microsoft Corp.
3.300%, 2/6/27	1,661,000	1,760
3.700%, 8/8/46	539,000	580
4.000%, 2/12/55	1,426,000	1,601
4.100%, 2/6/37	1,778,000	2,028
4.250%, 2/6/47	3,574,000	4,237

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Technology continued
4.500%, 2/6/57	1,310,000	1,602
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.875%, 6/18/26 144A	2,711,000	2,780
4.300%, 6/18/29 144A	2,403,000	2,478
Oracle Corp.
2.625%, 2/15/23	1,466,000	1,487
2.950%, 11/15/24	783,000	806
3.800%, 11/15/37	801,000	847
4.000%, 11/15/47	1,087,000	1,167
QUALCOMM, Inc.
4.300%, 5/20/47	1,198,000	1,257

Total		57,008

Utilities (1.9%)
CenterPoint Energy Resources Corp.
4.000%, 4/1/28	76,000	81
CenterPoint Energy, Inc.
2.500%, 9/1/22	223,000	224
3.850%, 2/1/24	749,000	785
4.250%, 11/1/28	1,612,000	1,741
Commonwealth Edison Co.
4.000%, 3/1/49	2,063,000	2,214
Consolidated Edison Co. of New York, Inc.
4.125%, 5/15/49	544,000	586
Dominion Resources, Inc.
1.600%, 8/15/19	2,046,000	2,043
2.000%, 8/15/21	1,558,000	1,545
DTE Energy Co.
3.400%, 6/15/29	322,000	326
3.800%, 3/15/27	3,266,000	3,409
Duke Energy Corp.
1.800%, 9/1/21	2,338,000	2,312
3.400%, 6/15/29	1,407,000	1,436
4.200%, 6/15/49	325,000	341
Duke Energy Indiana LLC
3.750%, 5/15/46	530,000	536
Duke Energy Progress LLC
3.450%, 3/15/29	1,760,000	1,855
Electricite de France SA
4.500%, 9/21/28 144A	2,132,000	2,337
5.000%, 9/21/48 144A	691,000	786
Entergy Arkansas LLC
4.200%, 4/1/49	321,000	354
FirstEnergy Corp.
2.850%, 7/15/22	188,000	190
3.900%, 7/15/27	637,000	668
4.250%, 3/15/23	2,814,000	2,955
4.850%, 7/15/47	1,162,000	1,319
FirstEnergy Transmission LLC
5.450%, 7/15/44 144A	450,000	534
Metropolitan Edison Co.
4.300%, 1/15/29 144A	1,751,000	1,912
MidAmerican Energy Co.
4.250%, 7/15/49	1,033,000	1,174
Mid-Atlantic Interstate Transmission LLC
4.100%, 5/15/28 144A	2,177,000	2,317
Mississippi Power Co.
3.950%, 3/30/28	2,721,000	2,856
NextEra Energy Capital Holdings, Inc.
5.650%, (ICE LIBOR USD 3 Month plus 3.156%), 5/1/79	128,000	132

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (24.1%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Ohio Power Co.
4.000%, 6/1/49	603,000	649
PacifiCorp
4.150%, 2/15/50	1,287,000	1,434
PPL Capital Funding, Inc.
3.100%, 5/15/26	753,000	751
3.400%, 6/1/23	321,000	329
4.000%, 9/15/47	387,000	375
4.700%, 6/1/43	214,000	227
5.000%, 3/15/44	802,000	890
Public Service Electric & Gas Co.
3.200%, 5/15/29	2,146,000	2,221
3.850%, 5/1/49	1,501,000	1,607
Public Service Enterprise Group, Inc.
2.875%, 6/15/24	2,615,000	2,639
Sempra Energy
2.900%, 2/1/23	1,073,000	1,082
3.400%, 2/1/28	615,000	613
4.000%, 2/1/48	1,719,000	1,682
Southern California Edison Co.
3.700%, 8/1/25	1,282,000	1,325
4.125%, 3/1/48	3,558,000	3,583
4.650%, 10/1/43	530,000	567
5.500%, 3/15/40	1,380,000	1,582
6.050%, 3/15/39	326,000	393
The Southern Co.
4.400%, 7/1/46	1,613,000	1,703
Southwestern Electric Power Co.
3.900%, 4/1/45	712,000	709

Total		61,329

Total Corporate Bonds (Cost: $725,738)		762,057

Governments (29.5%)
Governments (29.5%)
Colombia Government International Bond
5.200%, 5/15/49	991,000	1,124
Republic of Indonesia
3.400%, 9/18/29	1,350,000	1,356
Republic of Paraguay
5.400%, 3/30/50 144A	1,582,000	1,756
State of Qatar
3.375%, 3/14/24 144A	1,451,000	1,499
United Mexican States
4.500%, 4/22/29	9,361,000	10,035
4.600%, 2/10/48	1,611,000	1,663
US Treasury
1.125%, 2/28/21	23,157,000	22,891
1.375%, 8/31/20 b	37,457,000	37,221
1.375%, 9/30/20	17,998,000	17,881
1.375%, 1/31/21	5,495,000	5,455
1.500%, 7/15/20	12,968,000	12,908
1.625%, 8/31/22	1,923,000	1,916
1.625%, 4/30/23	5,923,000	5,897
1.625%, 2/15/26	23,860,000	23,497
1.750%, 5/31/22	7,039,000	7,042
1.750%, 6/15/22	13,327,000	13,341
1.750%, 6/30/24	25,113,000	25,090
2.000%, 8/31/21	20,082,000	20,183
2.000%, 5/31/24	10,241,000	10,356
2.000%, 8/15/25	21,203,000	21,395

Governments (29.5%)	Shares/ Par +	Value $ (000’s)
Governments continued
2.125%, 1/31/21	15,997,000	16,068
2.125%, 5/31/21	899,000	905
2.125%, 5/15/22	8,528,000	8,621
2.125%, 5/31/26	2,630,000	2,672
2.250%, 3/31/21	6,581,000	6,631
2.250%, 4/15/22	4,281,000	4,340
2.250%, 11/15/25	11,547,000	11,819
2.375%, 4/15/21	10,090,000	10,191
2.375%, 5/15/29	32,443,000	33,508
2.500%, 6/30/20	2,840,000	2,854
2.500%, 12/31/20	21,822,000	22,030
2.500%, 1/31/21	28,673,000	28,969
2.500%, 2/28/21	24,715,000	24,985
2.625%, 7/31/20 b	55,978,000	56,383
2.625%, 8/31/20	8,645,000	8,715
2.625%, 3/31/25	3,474,000	3,626
2.625%, 2/15/29	11,345,000	11,957
2.750%, 8/15/47	27,278,000	28,428
2.750%, 11/15/47 b	67,045,000	69,879
2.750%, 9/30/20	33,169,000	33,514
2.750%, 11/30/20	12,616,000	12,772
2.750%, 5/31/23 b	45,500,000	47,222
2.750%, 8/31/25	32,153,000	33,842
2.875%, 8/15/45	35,629,000	38,038
2.875%, 5/15/49	1,187,000	1,271
2.875%, 5/31/25	18,859,000	19,958
2.875%, 8/15/28	30,895,000	33,183
3.000%, 5/15/47	11,303,000	12,366
3.000%, 2/15/48	23,110,000	25,279
3.000%, 2/15/49	16,146,000	17,708
3.125%, 11/15/28 b	49,373,000	54,125
6.000%, 2/15/26	6,576,000	8,262

Total		932,627

Total Governments (Cost: $912,933)		932,627

Municipal Bonds (0.5%)
Municipal Bonds (0.5%)
County of Clark Department of Aviation
6.820%, 7/1/45 RB	1,780,000	2,793
Los Angeles Community College District, Series 2010-E
6.750%, 8/1/49 GO	2,600,000	4,115
North Texas Tollway Authority, Series 2009-B
6.718%, 1/1/49 RB	1,950,000	3,025
The Ohio State University
4.800%, 6/1/11 RB	1,070,000	1,315
Port Authority of New York & New Jersey
4.458%, 10/1/62 RB	3,540,000	4,236
State of California, Series 2010
7.600%, 11/1/40 GO	450,000	730
State of Illinois
5.100%, 6/1/33 GO	545,000	574

Total Municipal Bonds (Cost: $15,099)		16,788

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (51.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities (10.6%)
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A
3.070%, 9/20/23 144A	1,041,000	1,056
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A
3.450%, 3/20/23 144A	656,000	672
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A
3.350%, 9/20/25 144A	5,462,000	5,627
Capital Auto Receivables Asset Trust, Series 2016-1, Class A4
1.980%, 10/20/20	84,829	85
Capital Auto Receivables Asset Trust, Series 2016-2, Class A4
1.630%, 1/20/21	299,831	299
CIT Education Loan Trust, Series 2007-1, Class A
2.439%, (ICE LIBOR USD 3 Month plus 0.090%), 3/25/42 144A	1,743,024	1,664
College Ave Student Loans, Series 2017-A, Class A1
4.054%, (ICE LIBOR USD 1 Month plus 1.650%), 11/26/46 144A	2,005,891	2,035
College Avenue Student Loans LLC, Series 2018-A, Class A2
4.130%, 12/26/47 144A	1,464,848	1,546
College Avenue Student Loans LLC, Series 2019-A, Class A2
3.280%, 12/28/48 144A	1,385,000	1,384
Ford Credit Auto Owner Trust, Series 2017-2, Class A
2.360%, 3/15/29 144A	7,499,000	7,514
Ford Credit Auto Owner Trust, Series 2017- REV1, Class A
2.620%, 8/15/28 144A	1,371,000	1,387
Ford Credit Auto Owner Trust, Series 2018-1, Class A
3.190%, 7/15/31 144A	7,462,000	7,687
Ford Credit Auto Owner Trust, Series 2018-2, Class A
3.470%, 1/15/30 144A	3,394,000	3,554
Ford Credit Auto Owner Trust, Series 2019- REV1, Class A
3.520%, 7/15/30 144A	6,096,000	6,372
GM Financial Automobile Leasing Trust, Series 2019-2, Class A4
2.720%, 3/20/23	1,737,000	1,757
Hertz Vehicle Financing II LP, Series 2015-1A, Class A
2.730%, 3/25/21 144A	1,510,000	1,512
Hertz Vehicle Financing II LP, Series 2019-1A, Class A
3.710%, 3/25/23 144A	4,653,000	4,775
Hertz Vehicle Financing II LP, Series 2019-2A, Class A
3.420%, 5/25/25 144A	8,233,000	8,409
Hertz Vehicle Financing LLC, Series 2015-3A, Class A
2.670%, 9/25/21 144A	2,783,000	2,787

Structured Products (51.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Hertz Vehicle Financing LLC, Series 2016-2A, Class A
2.950%, 3/25/22 144A	3,583,000	3,606
Hertz Vehicle Financing LLC, Series 2016-3A, Class B
3.110%, 7/25/20 144A	1,173,000	1,173
Hertz Vehicle Financing LLC, Series 2016-4A, Class A
2.650%, 7/25/22 144A	432,000	432
Hertz Vehicle Financing LLC, Series 2017-1A, Class A
2.960%, 10/25/21 144A	3,034,000	3,049
Hertz Vehicle Financing LLC, Series 2017-2A, Class A
3.290%, 10/25/23 144A	2,764,000	2,813
Hertz Vehicle Financing LLC, Series 2018-2A, Class A
3.650%, 6/27/22 144A	2,855,000	2,914
Hertz Vehicle Financing LLC, Series 2018-3A, Class A
4.030%, 7/25/24 144A	3,072,000	3,212
Hyundai Floorplan Master Owner Trust, Series 2019-1, Class A
2.680%, 4/15/24 144A	2,614,000	2,642
Navient Private Education Loan Trust, Series 2014-AA, Class A3
3.994%, (ICE LIBOR USD 1 Month plus 1.600%), 10/15/31 144A	3,434,000	3,504
Navient Private Education Loan Trust, Series 2014-CTA, Class A
3.094%, (ICE LIBOR USD 1 Month plus 0.700%), 9/16/24 144A	565,543	566
Navient Private Education Loan Trust, Series 2015-CA, Class B
3.250%, 5/15/40 144A	701,667	702
Navient Private Education Loan Trust, Series 2018-BA, Class A2A
3.610%, 12/15/59 144A	2,429,000	2,518
Navient Private Education Refi Loan Trust, Series 2018-A, Class A2
3.190%, 2/18/42 144A	1,163,000	1,181
Navient Private Education Refi Loan Trust, Series 2018-C, Class A2
3.520%, 6/16/42 144A	1,296,000	1,331
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A
4.000%, 12/15/59 144A	5,609,000	5,867
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A
3.420%, 1/15/43 144A	6,511,000	6,703
Navient Private Education Refi Loan Trust, Series 2019-C, Class A2
3.130%, 2/15/68 144A	4,719,000	4,817
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A
3.010%, 12/15/59 144A	5,542,000	5,537
Navient Student Loan Trust, Series 2014-1, Class A3
2.940%, (ICE LIBOR USD 1 Month plus 0.510%), 6/25/31	2,506,891	2,473

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (51.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Student Loan Trust, Series 2015-1, Class A2
3.004%, (ICE LIBOR USD 1 Month plus 0.600%), 4/25/40	6,793,654	6,722
Navient Student Loan Trust, Series 2016-1A, Class A
3.104%, (ICE LIBOR USD 1 Month plus 0.700%), 2/25/70 144A	4,060,919	4,056
Navient Student Loan Trust, Series 2016-3A, Class A2
3.254%, (ICE LIBOR USD 1 Month plus 0.850%), 6/25/65 144A	963,088	966
Navient Student Loan Trust, Series 2016-AA, Class A2B
4.544%, (ICE LIBOR USD 1 Month plus 2.150%), 12/15/45 144A	1,483,010	1,529
Navient Student Loan Trust, Series 2017-5A, Class A
3.204%, (ICE LIBOR USD 1 Month plus 0.800%), 7/26/66 144A	2,138,315	2,123
Navient Student Loan Trust, Series 2017-A, Class A2B
3.294%, (ICE LIBOR USD 1 Month plus 0.900%), 12/16/58 144A	4,642,000	4,657
Navient Student Loan Trust, Series 2019 EA, Class A2
4.000%, 12/15/59 144A	3,615,000	3,813
Navient Student Loan Trust, Series 2019-2A, Class A2
3.404%, (ICE LIBOR USD 1 Month plus 1.000%), 2/27/68 144A	3,390,000	3,395
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.390%, 12/15/59 144A	4,423,000	4,564
Nelnet Student Loan Trust, Series 2004-3, Class A5
2.760%, (ICE LIBOR USD 3 Month plus 0.180%), 10/27/36	796,189	778
Nelnet Student Loan Trust, Series 2004-4, Class A5
2.740%, (ICE LIBOR USD 3 Month plus 0.160%), 1/25/37	4,347,879	4,252
Nelnet Student Loan Trust, Series 2005-1, Class A5
2.690%, (ICE LIBOR USD 3 Month plus 0.110%), 10/25/33	8,126,773	8,047
Nelnet Student Loan Trust, Series 2005-2, Class A5
2.443%, (ICE LIBOR USD 3 Month plus 0.100%), 3/23/37	10,063,234	9,860
Nelnet Student Loan Trust, Series 2005-3, Class A5
2.463%, (ICE LIBOR USD 3 Month plus 0.120%), 12/24/35	9,283,456	9,224
Nelnet Student Loan Trust, Series 2005-4, Class A4
2.523%, (ICE LIBOR USD 3 Month plus 0.180%), 3/22/32	1,491,614	1,439

Structured Products (51.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Nelnet Student Loan Trust, Series 2010-2A, Class A
3.199%, (ICE LIBOR USD 3 Month plus 0.850%), 9/25/48 144A	8,595,987	8,607
Nelnet Student Loan Trust, Series 2012-4A, Class A
3.104%, (ICE LIBOR USD 1 Month plus 0.700%), 9/27/38 144A	2,913,358	2,914
Nelnet Student Loan Trust, Series 2013-1A, Class A
3.004%, (ICE LIBOR USD 1 Month plus 0.600%), 6/25/41 144A	2,241,034	2,212
Nelnet Student Loan Trust, Series 2014-1A, Class A
2.974%, (ICE LIBOR USD 1 Month plus 0.570%), 9/25/41 144A	1,187,369	1,178
Nelnet Student Loan Trust, Series 2015-2A, Class A2
3.004%, (ICE LIBOR USD 1 Month plus 0.600%), 9/25/47 144A	2,899,216	2,878
Nelnet Student Loan Trust, Series 2016-1A, Class A
3.204%, (ICE LIBOR USD 1 Month plus 0.800%), 9/25/65 144A	4,143,704	4,152
Nelnet Student Loan Trust, Series 2017-2A, Class A
3.174%, (ICE LIBOR USD 1 Month plus 0.770%), 9/25/65 144A	2,456,366	2,438
Nelnet Student Loan Trust, Series 2017-3A, Class A
3.254%, (ICE LIBOR USD 1 Month plus 0.850%), 2/25/66 144A	2,661,538	2,672
Nelnet Student Loan Trust, Series 2018-3A, Class A2
2.930%, (ICE LIBOR USD 1 Month plus 0.440%), 9/27/66 144A	1,506,000	1,497
Santander Retail Auto Lease Trust, Series 2019-A, Class A3
2.770%, 6/20/22 144A	1,577,000	1,599
SLC Student Loan Trust, Series 2005-2, Class A4
2.570%, (ICE LIBOR USD 3 Month plus 0.160%), 12/15/39	2,949,000	2,845
SLM Private Education Loan Trust, Series 2013-B, Class A2B
3.494%, (ICE LIBOR USD 1 Month plus 1.100%), 6/17/30 144A	80,622	81
SLM Student Loan Trust, Series 2003-1, Class A5C
3.160%, (ICE LIBOR USD 3 Month plus 0.750%), 12/15/32 144A	1,594,508	1,533
SLM Student Loan Trust, Series 2004-10, Class A7A
3.180%, (ICE LIBOR USD 3 Month plus 0.600%), 10/25/29 144A	6,428,000	6,389
SLM Student Loan Trust, Series 2005-3, Class A6
2.730%, (ICE LIBOR USD 3 Month plus 0.150%), 4/25/40	2,867,000	2,746

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (51.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SLM Student Loan Trust, Series 2006-1, Class A5
2.690%, (ICE LIBOR USD 3 Month plus 0.110%), 7/26/21	6,136,721	6,102
SLM Student Loan Trust, Series 2006-10, Class A6
2.730%, (ICE LIBOR USD 3 Month plus 0.150%), 3/25/44	5,085,000	4,907
SLM Student Loan Trust, Series 2006-3, Class A5
2.680%, (ICE LIBOR USD 3 Month plus 0.100%), 1/25/21	3,540,434	3,500
SLM Student Loan Trust, Series 2007-1, Class A6
2.720%, (ICE LIBOR USD 3 Month plus 0.140%), 1/27/42	6,189,000	5,907
SLM Student Loan Trust, Series 2007-2, Class A4
2.640%, (ICE LIBOR USD 3 Month plus 0.060%), 7/25/22	5,660,256	5,528
SLM Student Loan Trust, Series 2012-1, Class A3
3.380%, (ICE LIBOR USD 1 Month plus 0.950%), 9/25/28	6,716,318	6,630
SLM Student Loan Trust, Series 2012-2, Class A
3.104%, (ICE LIBOR USD 1 Month plus 0.700%), 1/25/29	5,777,641	5,658
SLM Student Loan Trust, Series 2012-6, Class A3
3.154%, (ICE LIBOR USD 1 Month plus 0.750%), 5/26/26	2,642,552	2,617
SMB Private Education Loan Trust, Series 2015-A, Class A2B
3.394%, (ICE LIBOR USD 1 Month plus 1.000%), 6/15/27 144A	2,147,733	2,158
SMB Private Education Loan Trust, Series 2015-C, Class A2B
3.794%, (ICE LIBOR USD 1 Month plus 1.400%), 7/15/27 144A	988,833	999
SMB Private Education Loan Trust, Series 2016-A, Class A2A
2.700%, 5/15/31 144A	4,528,287	4,555
SMB Private Education Loan Trust, Series 2016-A, Class A2B
3.894%, (ICE LIBOR USD 1 Month plus 1.500%), 5/15/31 144A	6,100,638	6,210
SMB Private Education Loan Trust, Series 2016-B, Class A2A
2.430%, 2/17/32 144A	2,226,410	2,220
SMB Private Education Loan Trust, Series 2016-B, Class A2B
3.844%, (ICE LIBOR USD 1 Month plus 1.450%), 2/17/32 144A	6,081,404	6,188
SMB Private Education Loan Trust, Series 2016-C, Class A2A
2.340%, 9/15/34 144A	4,908,294	4,880
SMB Private Education Loan Trust, Series 2016-C, Class A2B
3.494%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	2,392,853	2,407

Structured Products (51.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2017-A, Class A2B
3.294%, (ICE LIBOR USD 1 Month plus 0.900%), 9/15/34 144A	1,761,209	1,766
SMB Private Education Loan Trust, Series 2017-B, Class A2B
3.144%, (ICE LIBOR USD 1 Month plus 0.750%), 10/15/35 144A	4,236,000	4,234
SMB Private Education Loan Trust, Series 2018-A, Class A2B
3.194%, (ICE LIBOR USD 1 Month plus 0.800%), 2/15/36 144A	1,332,000	1,329
SMB Private Education Loan Trust, Series 2018-C, Class A2A
3.630%, 11/15/35 144A	1,042,000	1,089
SMB Private Education Loan Trust, Series 2019-A, Class A2A
3.440%, 7/15/36 144A	4,978,000	5,161
SoFi Professional Loan Program LLC, Series 2016-A, Class A2
2.760%, 12/26/36 144A	1,585,906	1,595
SoFi Professional Loan Program LLC, Series 2016-D, Class A1
3.354%, (ICE LIBOR USD 1 Month plus 0.950%), 1/25/39 144A	283,766	285
SoFi Professional Loan Program LLC, Series 2016-E, Class A1
3.254%, (ICE LIBOR USD 1 Month plus 0.850%), 7/25/39 144A	647,271	647
SoFi Professional Loan Program LLC, Series 2017-A, Class A1
3.104%, (ICE LIBOR USD 1 Month plus 0.700%), 3/26/40 144A	626,085	627
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX
2.650%, 9/25/40 144A	356,000	359
SoFi Professional Loan Program LLC, Series 2017-E, Class A1
2.904%, (ICE LIBOR USD 1 Month plus 0.500%), 11/26/40 144A	467,264	466
SoFi Professional Loan Program LLC, Series 2017-E, Class A2B
2.720%, 11/26/40 144A	5,282,000	5,291
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX
3.340%, 8/26/47 144A	4,753,000	4,877
Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A
2.560%, 11/25/31 144A	2,660,000	2,679
World Financial Network Credit Card Master Trust, Series 2016-C, Class A
1.720%, 8/15/23	2,018,000	2,013
World Financial Network Credit Card Master Trust, Series 2019-B, Class A
2.490%, 4/15/26	1,766,000	1,766
3.460%, 7/15/25	1,409,000	1,448
World Omni Auto Receivables Trust, Series 2016-A, Class A4
1.950%, 5/16/22	3,212,000	3,202

Total		333,628

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (51.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities (41.0%)
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1
3.628%, (AFC), 3/25/49 144A	1,994,316	2,020
Asset Securitization Corp., Series 1997-D5, Class PS1
1.834%, (CSTR), 2/14/43 IO	132,629	1
Barclays Commercial Mortgage Trust, Series 2018-C2, Class A5
4.314%, 12/15/51	1,507,000	1,690
Benchmark Mortgage Trust, Series 2018-B1, Class ASB
3.602%, (AFC), 1/15/51	854,000	903
Benchmark Mortgage Trust, Series 2019-B9, Class A4
3.750%, 3/15/52	812,000	878
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1
3.613%, (AFC), 10/26/48 144A	1,324,918	1,353
CD Commercial Mortgage Trust, Series 2017-CD4, Class A4
3.514%, (AFC), 5/10/50	1,610,000	1,703
CD Commercial Mortgage Trust, Series 2017-CD6, Class ASB
3.332%, 11/13/50	2,821,000	2,935
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A1
1.793%, (CSTR, AFC), 1/10/48	735,923	732
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB
3.091%, 5/10/58	1,508,000	1,547
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2
3.585%, (CSTR), 12/10/54	1,536,000	1,623
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3
3.838%, (AFC, EXE), 12/10/54	2,087,000	2,240
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A1
1.964%, 6/15/50	650,489	648
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.367%, 6/15/50	1,226,000	1,276
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class A1
1.443%, 8/10/49	542,756	537
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class ASB
2.622%, 8/10/49	1,967,000	1,988
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, Class ASB
3.121%, 6/10/50	694,000	715
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class ASB
3.317%, 5/10/50	1,173,000	1,218
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AS
3.457%, 4/10/48	730,000	759

Structured Products (51.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Citigroup Mortgage Loan Trust, Series 2005-1, Class 3A1
6.500%, 4/25/35	169,337	178
COLT Mortgage Loan Trust, Series 2019-1, Class A1
3.705%, (AFC), 3/25/49 144A	1,994,179	2,025
COLT Mortgage Loan Trust, Series 2019-2, Class A1
3.337%, (AFC), 5/25/49 144A	3,681,150	3,739
COMM Mortgage Trust, Series 2013-CR9, Class A4
4.374%, (CSTR), 7/10/45	3,078,000	3,299
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3
2.822%, 10/15/45	1,203,770	1,217
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class A2
1.801%, 10/15/45	350,525	349
Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class A4
4.046%, 10/10/46	1,225,000	1,302
Commercial Mortgage Pass Through Certificates, Series 2016-C0R1, Class ASB
2.972%, 10/10/49	1,155,000	1,181
Commercial Mortgage Pass Through Certificates, Series 2018-COR3, Class A3
4.228%, 5/10/51	2,080,000	2,307
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4
3.795%, (AFC), 12/15/49	4,752,000	5,070
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4
3.504%, 6/15/57	1,587,000	1,659
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.718%, 8/15/48	2,002,000	2,122
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4
3.807%, 11/15/48	3,194,000	3,405
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class ASB
3.532%, 11/15/48	582,000	606
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class A4
4.052%, 3/15/52	2,152,000	2,362
CSAIL Commerical Mortgage Trust, Series 2019-C16, Class A3
3.329%, 6/15/52	1,726,000	1,789
Federal Home Loan Bank
3.500%, 7/1/49	4,326,000	4,489
Federal Home Loan Mortgage Corp.
3.000%, 5/1/47	1,376,952	1,403
3.000%, 6/1/49	1,684,000	1,699
3.500%, 5/1/46	6,719,488	6,979
3.500%, 6/1/46	1,472,419	1,529
3.500%, 2/1/48	12,770,730	13,235
3.500%, 6/1/49	36,679,000	37,639
4.000%, 1/1/35	118,968	126
4.000%, 1/1/36	189,273	199
4.000%, 10/1/36	1,213,068	1,278
4.000%, 3/1/37	599,253	633

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (51.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.000%, 5/1/49	1,740,471	1,808
4.500%, 6/1/39	126,902	140
4.500%, 7/1/39	138,587	153
5.000%, 6/1/44	2,125,629	2,350
5.000%, 5/1/48	6,009,053	6,595
5.000%, 10/1/48	2,173,867	2,403
5.000%, 11/1/48	1,770,259	1,957
5.000%, 12/1/48	1,378,010	1,523
Federal Home Loan Mortgage Corp., Series 2012-264, Class 30
3.000%, 7/15/42	9,084,540	9,251
Federal Home Loan Mortgage Corp., Series 2017-4742, Class PA
3.000%, 10/15/47	10,799,981	10,972
Federal Home Loan Mortgage Corp., Series 2018-4767, Class KA
3.000%, 3/15/48	4,812,777	4,959
Federal Home Loan Mortgage Corp., Series 2018-4786, Class DP
4.500%, 7/15/42	2,790,502	2,883
Federal Home Loan Mortgage Corp., Series 2018-4787, Class AK
3.000%, 5/15/48	7,766,180	7,856
Federal Home Loan Mortgage Corp., Series 2439, Class LH
6.000%, 4/15/32	396,215	451
Federal Home Loan Mortgage Corp., Series 356, Class 300
3.000%, 9/15/47	2,392,776	2,430
Federal Home Loan Mortgage Corp., Series 360, Class 300
3.000%, 11/15/47	5,475,314	5,597
Federal Home Loan Mortgage Corp., Series 4705, Class A
4.500%, 9/15/42	3,744,090	4,020
Federal Home Loan Mortgage Corp., Series 4763, Class CA
3.000%, 9/15/38	1,009,081	1,045
Federal Home Loan Mortgage Corp., Series 4796, Class AK
3.000%, 5/15/48	9,952,879	10,068
Federal Home Loan Mortgage Corp., Series 4802, Class A
3.000%, 6/15/48	9,451,930	9,561
Federal Home Loan Mortgage Corp., Series 4856, Class FD
2.694%, (1 Month LIBOR plus 0.300%), 8/15/40	4,120,278	4,124
Federal Home Loan Mortgage Corp., Series 4897, Class F
2.744%, (1 Month LIBOR plus 0.350%), 12/15/48	1,329,099	1,324
2.840%, (1 Month LIBOR plus 0.400%), 7/15/49	1,448,000	1,446
Federal National Mortgage Association
2.614%, (ICE LIBOR USD 12 Month plus 1.584%), 5/1/45	2,359,770	2,388
2.665%, (ICE LIBOR USD 12 Month plus 1.586%), 1/1/46	11,678,518	11,831
2.747%, (ICE LIBOR USD 12 Month plus 1.578%), 6/1/45	3,250,000	3,310

Structured Products (51.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
2.951%, (ICE LIBOR USD 12 Month plus 1.599%), 8/1/47	2,105,219	2,150
3.128%, (ICE LIBOR USD 12 Month plus 1.620%), 3/1/47	2,872,471	2,944
3.500%, 9/1/33	431,007	448
3.500%, 5/1/36	3,853,544	3,995
3.500%, 9/1/36	619,589	644
3.500%, 12/1/36	4,296,914	4,463
3.500%, 5/1/42	9,653,962	10,041
3.500%, 3/1/46	2,640,681	2,741
3.500%, 8/1/48	3,936,021	4,079
3.500%, 4/1/49	18,046,322	18,524
3.500%, 5/1/49	35,296,200	36,278
3.500%, 6/1/49	23,589,000	24,470
4.000%, 7/1/33	1,811,587	1,894
4.000%, 9/1/33	3,295,614	3,453
4.000%, 7/1/36	3,073,476	3,236
4.000%, 9/1/36	1,200,912	1,263
4.000%, 11/1/36	912,143	960
4.000%, 12/1/36	208,370	219
4.000%, 10/1/37	1,527,563	1,595
4.000%, 5/1/45	3,791,021	3,971
4.000%, 8/1/45	3,006,001	3,185
4.000%, 9/1/45	6,605,924	7,009
4.000%, 11/1/45	2,705,672	2,867
4.000%, 10/1/46	463,391	488
4.000%, 12/1/46	2,737,647	2,880
4.000%, 4/1/47	1,514,819	1,595
4.000%, 7/1/47	1,808,489	1,894
4.000%, 9/1/47	2,021,444	2,119
4.000%, 10/1/47	2,452,751	2,586
4.000%, 11/1/47	18,601,283	19,463
4.000%, 8/1/48	26,196,584	27,331
4.000%, 9/1/48	18,938,935	19,760
4.000%, 3/1/49	1,859,581	1,946
4.000%, 4/1/49	2,434,736	2,547
4.000%, 5/1/49	308,245	322
4.000%, 6/1/49	2,392,000	2,517
4.500%, 5/1/34	79,034	85
4.500%, 6/1/41	164,164	177
4.500%, 3/1/43	1,863,581	2,010
4.500%, 3/1/44	1,420,549	1,532
4.500%, 10/1/45	3,011,310	3,247
4.500%, 2/1/46	106,949	115
4.500%, 3/1/48	1,248,399	1,333
4.500%, 4/1/48	2,888,224	3,083
4.500%, 5/1/48	1,621,629	1,731
4.500%, 6/1/48	3,105,063	3,368
4.500%, 8/1/48	2,824,115	3,064
4.500%, 10/1/48	1,579,905	1,686
4.500%, 11/1/48	16,153,015	17,018
4.500%, 2/1/49	16,488,601	17,941
4.500%, 3/1/49	19,036,485	20,224
4.500%, 4/1/49	3,959,974	4,274
4.500%, 5/1/49	729,135	778
4.500%, 6/1/49	5,208,857	5,625
5.000%, 7/1/44	313,316	339
5.000%, 6/1/48	8,779,305	9,698
5.000%, 9/1/48	4,350,000	4,715
5.000%, 10/1/48	5,905,619	6,512

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (51.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
5.000%, 11/1/48	8,288,399	9,151
5.000%, 12/1/48	2,958,439	3,268
5.000%, 1/1/49	17,267,737	18,854
5.000%, 2/1/49	38,653,691	42,622
5.000%, 4/1/49	3,636,295	4,017
5.000%, 5/1/49	5,113,000	5,648
5.000%, 6/1/49	1,109,771	1,217
Federal National Mortgage Association Stripped, Series 414, Class A35
3.500%, 10/25/42	7,483,410	7,827
Federal National Mortgage Association TBA
3.000%, 7/12/48	1,200,000	1,210
3.500%, 7/12/48	42,400,000	43,334
3.500%, 8/13/49	86,200,000	88,076
4.000%, 7/12/48	19,600,000	20,253
4.500%, 7/1/49 Æ	7,760,000	8,462
5.000%, 1/1/49	2,065,000	2,215
5.500%, 7/1/49	10,674,000	11,886
Federal National Mortgage Association, Series 2013-30, Class CA
1.500%, 4/25/43	965,395	920
Federal National Mortgage Association, Series 2017-13, Class PA
3.000%, 8/25/46	2,945,887	3,042
Federal National Mortgage Association, Series 2017-M7, Class A2
2.961%, (AFC), 2/25/27	1,102,000	1,139
Federal National Mortgage Association, Series 2018-14, Class KC
3.000%, 3/25/48	5,585,555	5,816
Federal National Mortgage Association, Series 2018-15, Class AB
3.000%, 3/25/48	1,211,791	1,229
Federal National Mortgage Association, Series 2018-38, Class LA
3.000%, 6/25/48	11,381,848	11,459
Federal National Mortgage Association, Series 2018-43, Class CT
3.000%, 6/25/48	9,393,394	9,482
Federal National Mortgage Association, Series 2018-45, Class GA
3.000%, 6/25/48	20,384,273	20,529
Federal National Mortgage Association, Series 2018-50, Class BA
3.000%, 7/25/48	21,009,668	21,151
Federal National Mortgage Association, Series 2018-56, Class CH
3.000%, 8/25/48	4,610,983	4,657
Federal National Mortgage Association, Series 2018-57, Class PT
3.000%, 8/25/48	3,516,899	3,554
Federal National Mortgage Association, Series 2018-59, Class DA
3.000%, 8/25/48	9,990,163	10,090
Federal National Mortgage Association, Series 2018-79, Class FA
2.654%, (1 Month LIBOR plus 0.250%), 11/25/48	6,720,786	6,680
Federal National Mortgage Association, Series 2018-8, Class KL
2.500%, 3/25/47	3,736,983	3,741

Structured Products (51.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2019-14, Class FB
2.886%, (1 Month LIBOR plus 0.400%), (AFC), 4/25/59	2,480,940	2,477
Federal National Mortgage Association, Series 2019-18, Class FH
2.754%, (1 Month LIBOR plus 0.350%), 5/25/49	4,072,195	4,065
Federal National Mortgage Association, Series 2019-25, Class YF
2.854%, (1 Month LIBOR plus 0.450%), 10/25/46	7,986,677	7,980
Federal National Mortgage Association, Series 2019-35, Class A
3.000%, 7/25/49 Æ	3,292,000	3,313
Federal National Mortgage Association, Series 2019-35, Class MB
3.000%, 7/25/49 Æ	4,130,000	4,160
GCAT LLC, Series 2019-NQM1, Class A1
2.985%, (AFC), 2/25/59 144A	1,427,000	1,434
Government National Mortgage Association
3.500%, 5/20/46	2,039,157	2,112
3.500%, 7/20/46	8,117,054	8,423
3.500%, 1/20/47	1,641,312	1,698
3.500%, 1/20/48	13,477,928	13,934
4.000%, 10/20/47	960,878	1,008
4.000%, 12/20/47	9,748,767	10,156
4.000%, 3/20/48	1,291,418	1,346
4.000%, 4/20/48	4,360,794	4,556
4.000%, 5/20/49	41,939,715	43,657
4.000%, 6/20/49	10,978,000	11,467
4.500%, 8/15/47	1,133,189	1,221
4.500%, 12/20/48	6,116,792	6,377
4.500%, 1/20/49	3,566,026	3,731
4.500%, 2/20/49	6,438,072	6,903
4.500%, 3/20/49	4,142,624	4,423
4.500%, 4/20/49	7,133,167	7,484
4.500%, 5/20/49	6,040,464	6,407
5.000%, 12/20/39	130,268	142
5.000%, 11/20/45	270,818	295
5.000%, 3/20/48	15,404,452	16,273
5.000%, 6/20/48	7,236,226	7,569
5.000%, 1/20/49	15,554,704	16,495
5.000%, 2/20/49	7,361,243	7,773
5.000%, 3/20/49	1,756,395	1,844
5.000%, 4/20/49	13,296,483	13,962
5.000%, 5/20/49	14,138,986	14,873
5.000%, 6/20/49	2,153,000	2,262
5.000%, 7/20/49	3,610,000	3,801
Government National Mortgage Association TBA
3.500%, 7/22/49	16,700,000	17,245
5.000%, 7/22/49	12,900,000	13,484
Government National Mortgage Association, Series 2012-141, Class WA
4.528%, 11/16/41	939,265	1,039
Government National Mortgage Association, Series 2017-167, Class BQ
2.500%, 8/20/44	4,333,145	4,409

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (51.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Government National Mortgage Association, Series 2019-20, Class JK
3.500%, 2/20/49	12,330,711	12,613
GS Mortgage Securities Trust, Series 2012-GCJ7, Class AAB
2.935%, 5/10/45	196,453	197
GS Mortgage Securities Trust, Series 2014-GC18, Class A3
3.801%, 1/10/47	953,024	1,002
GS Mortgage Securities Trust, Series 2015-GC28, Class A5
3.396%, 2/10/48	735,000	769
GS Mortgage Securities Trust, Series 2015-GC34, Class A4
3.506%, 10/10/48	1,483,000	1,563
GS Mortgage Securities Trust, Series 2016-GS3, Class AAB
2.777%, 10/10/49	1,740,000	1,776
GS Mortgage Securities Trust, Series 2017-GS6, Class A3
3.433%, 5/10/50	2,645,000	2,781
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.430%, 8/10/50	2,846,000	2,962
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010- 1, Class A1
5.314%, 1/25/51 144A	4,227,251	4,591
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2014-C20, Class A2
2.871%, 7/15/47	113,308	113
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class A1
1.324%, 8/15/49	990,422	981
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class ASB
2.713%, 8/15/49	1,805,000	1,827
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-JP5, Class ASB
3.548%, 3/15/50	3,358,000	3,527
JP Morgan Mortgage Trust, Series 2017-5, Class A1
3.182%, (CSTR), 10/26/48 144A	7,893	8
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A4
3.669%, 9/15/47	1,323,000	1,390
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2
2.773%, 10/15/48	913,186	913
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3
2.912%, 10/15/48	6,101,000	6,227
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A4
3.769%, 12/15/48	838,000	894
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class ASB
3.282%, 7/15/50	1,306,000	1,357

Structured Products (51.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.693%, 3/15/50	813,000	870
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class ASB
3.491%, 3/15/50	463,000	485
JPMDB Commercial Mortgage Securities Trust, Series 2018 C8, Class ASB
4.145%, 6/15/51	1,453,000	1,584
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A3
3.944%, 6/15/51	1,350,000	1,472
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1
5.250%, 12/25/24	109,767	112
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C20, Class A4
3.249%, 2/15/48	434,000	450
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4
3.753%, 12/15/47	393,000	419
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class ASB
2.729%, 9/15/49	5,519,000	5,585
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A1
1.445%, 8/15/49	1,254,904	1,244
Morgan Stanley Capital I Trust, Series 2016-UB11, Class ASB
2.606%, 8/15/49	1,289,000	1,297
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A1
1.711%, 3/15/49	774,120	769
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1
3.600%, (AFC), 4/25/49 144A	1,937,551	1,965
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1
4.500%, 10/25/19	3,713	4
Verus Securitization Trust, Series 2019-1, Class A1
3.836%, (AFC), 2/25/59 144A	1,731,834	1,759
Verus Securitization Trust, Series 2019-2, Class A1
3.211%, (AFC), 4/25/59 144A	6,947,515	7,015
Verus Securitization Trust, Series 2019-INV1, Class A1
3.402%, (AFC), 12/25/59 144A	2,526,549	2,554
Visio Trust, Series 2019-1, Class A1
3.572%, (AFC), 6/25/54 144A	1,480,067	1,517

Total		1,297,381

Total Structured Products (Cost: $1,607,485)		1,631,009

Short-Term Investments (2.2%)
Money Market Funds (2.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Short-Term Investments (2.2%)	Shares/ Par +	Value $ (000’s)
Money Market Funds continued
2.310%#	71,104,560	71,105

Total		71,105

Total Short-Term Investments (Cost: $71,105)		71,105

Total Investments (107.9%) (Cost: $3,332,360)@		3,413,586

Other Assets, Less Liabilities (-7.9%)		(250,857)

Net Assets (100.0%)		3,162,729

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the value of these securities (in thousands) was $362,701 representing 11.5% of the net assets.

b

Cash or securities with an aggregate value of $264,830 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2019.

Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $3,332,359 and the net unrealized appreciation of investments based on that cost was $81,226 which is comprised of $83,178 aggregate gross unrealized appreciation and $1,952 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$16,788	$—
Corporate Bonds	—	762,057	—
Governments	—	932,627	—
Structured Products
Mortgage Securities	—	1,281,446	15,935
All Others	—	333,628	—
Short-Term Investments	71,105	—	—
Total Assets:	$71,105	$3,326,546	$15,935

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio (unaudited)

    Sector Allocation 6/30/19

Sector	% of Net Assets

Governments	103.8%

Structured Products	20.0%

Corporate Bonds	0.7%

Short-Term Investments & Other Net Assets	-28.9%

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 10% of the Portfolio is invested in securities rated A by Moody’s or S&P and no more than 25% of the Portfolio is invested in securities rated Aa by Moody’s or AA by S&P.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

The Portfolio may invest in securities that are issued or guaranteed by the U.S. Government or its agencies, and in derivatives designed to replicate such securities. This guarantee provides for the timely repayment of the principal and interest as applicable under the terms of the instrument, if it is held to maturity, and does not apply to derivatives securities held by the Portfolio. A guarantee by the U.S. Government or its agencies does not eliminate market risk.

The Portfolio may also use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. The potential leverage created by use of derivatives may cause the Portfolio to be more sensitive to interest rate movements and thus more volatile than other long-term U.S. Government bond funds that do not use derivatives. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The U.S. federal funds rate has been subject to moderate increases over the course of the last three years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objectives. Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect performance.

Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Corporate Bonds (0.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical (0.3%)
United Airlines Pass Through Trust, Series 2016-2, Class A
3.100%, 4/7/30	184,141	182
United Airlines Pass Through Trust, Series 2016-2, Class AA
2.875%, 4/7/30	184,141	182

Total		364

Industrial (0.4%)
Vessel Management Services, Inc.
3.432%, 8/15/36	487,000	504

Total		504

Total Corporate Bonds (Cost: $855)		868

Governments (103.8%)
Governments (103.8%)
Federal National Mortgage Association
5.625%, 4/17/28	100,000	126
Residual Funding Corp. Stripped
0.000%, 4/15/30 b	4,800,000	3,676
0.000%, 10/15/20	2,000,000	1,948
Resolution Funding Corp. Stripped
0.000%, 4/15/28	400,000	326
Tennessee Valley Authority Stripped
0.000%, 5/1/30	500,000	375
US Treasury
1.875%, 7/31/22 b	8,000,000	8,033
2.000%, 10/31/21	2,700,000	2,715
2.000%, 6/30/24	700,000	707
2.125%, 8/15/21	400,000	403
2.125%, 3/31/24	1,000,000	1,016
2.125%, 5/15/25	410,000	417
2.500%, 2/15/45	2,660,000	2,647
2.500%, 2/15/46	940,000	934
2.500%, 5/15/46	1,710,000	1,698
2.625%, 12/31/23	400,000	415
2.750%, 8/15/42	300,000	314
2.750%, 11/15/42	400,000	419
2.875%, 5/15/43 b	3,710,000	3,964
2.875%, 8/15/45 b	5,180,000	5,530
2.875%, 5/15/49	1,100,000	1,178
3.000%, 5/15/42	530,000	580
3.000%, 11/15/44	390,000	426
3.000%, 11/15/45	370,000	404
3.000%, 2/15/48	330,000	361
3.000%, 8/15/48	700,000	767
3.000%, 2/15/49	370,000	406
3.000%, 9/30/25	100,000	107
3.000%, 10/31/25	120,000	128
3.125%, 2/15/42	300,000	335
3.125%, 2/15/43 b	10,710,000	11,932
3.125%, 8/15/44 b	21,330,000	23,775
3.125%, 5/15/48	2,430,000	2,723
3.375%, 5/15/44 b	15,040,000	17,461
3.500%, 2/15/39	50,000	59

Governments (103.8%)	Shares/ Par +	Value $ (000’s)
Governments continued
3.625%, 8/15/43 b	5,950,000	7,176
3.750%, 11/15/43 b	5,600,000	6,888
3.875%, 8/15/40	40,000	50
4.250%, 11/15/40 b	2,400,000	3,146
4.375%, 2/15/38	2,240,000	2,959
4.500%, 5/15/38	1,440,000	1,933
US Treasury Inflation Index Bond
0.125%, 4/15/22	315,183	313
0.375%, 1/15/27	74,040	74
0.375%, 7/15/27	637,145	643
0.500%, 1/15/28	1,077,523	1,095
0.625%, 1/15/26	32,259	33
0.750%, 7/15/28	1,323,556	1,379
0.875%, 1/15/29	505,940	533
1.000%, 2/15/48	414,448	436
1.375%, 2/15/44	142,519	162
1.750%, 1/15/28	439,060	492
2.500%, 1/15/29	404,617	487
3.625%, 4/15/28	157,972	203
US Treasury Stripped
0.000%, 8/15/34	850,000	596
0.000%, 11/15/43	700,000	374

Total		125,277

Total Governments (Cost: $119,145)		125,277

Structured Products (24.4%)
Asset Backed Securities (0.8%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A
3.240%, (ICE LIBOR USD 1 Month plus 0.750%), 2/27/68 144A	76,219	76
Massachusetts Educational Financing Authority, Series 2008-1, Class A1
3.530%, (ICE LIBOR USD 3 Month plus 0.950%), 4/25/38	49,276	50
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A
3.430%, 12/16/24 144A	600,000	608
SLM Student Loan Trust, Series 2003-7A, Class A5A
3.610%, (ICE LIBOR USD 3 Month plus 1.200%), 12/15/33 144A	115,998	116
SLM Student Loan Trust, Series 2008-9, Class A
4.080%, (ICE LIBOR USD 3 Month plus 1.500%), 4/25/23	84,087	85

Total		935

Mortgage Securities (23.6%)
BWAY Mortgage Trust, Series 2013-1515, Class A2
3.454%, 3/10/33 144A	300,000	314
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A
2.871%, (CSTR), 11/10/31 144A	600,000	611

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Structured Products (24.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
COMM Mortgage Trust, Series 2018-HOME, Class A
3.942%, (AFC), 4/10/33 144A	200,000	214
Commercial Mortgage Pass Through Certificates, Series 2016-667M, Class A
3.140%, 10/10/36 144A	700,000	720
Core Industrial Trust, Series 2015-WEST, Class C
3.494%, 2/10/37 144A	300,000	313
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3
4.201%, (CSTR), 7/25/33	858	1
DBWF Mortgage Trust, Series 2016-85T, Class A
3.791%, 12/10/36 144A	800,000	859
Federal Home Loan Mortgage Corp., Series 2752, Class EZ
5.500%, 2/15/34	254,618	288
Federal Home Loan Mortgage Corp., Series 4092, Class AY
3.000%, 8/15/32	2,200,000	2,251
Federal Home Loan Mortgage Corp., Series 4387, Class AZ
4.000%, 9/15/44	2,417,735	2,643
Federal Home Loan Mortgage Corp., Series 4398, Class ZX
4.000%, 9/15/54	722,911	804
Federal Home Loan Mortgage Corp., Series 4830, Class ZG
3.000%, 4/15/53	693,498	693
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1
3.904%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.400%), 7/25/44	9,599	10
Federal National Mortgage Association
3.040%, 12/1/30	351,745	363
3.090%, 12/1/36	600,000	606
3.600%, 2/1/40	629,392	669
5.000%, 6/1/35	54,177	59
5.000%, 2/1/36	82,776	91
5.500%, 5/1/49	98,390	105
Federal National Mortgage Association TBA
3.000%, 8/13/49	1,500,000	1,511
3.000%, 9/12/49	1,400,000	1,409
4.000%, 7/1/44	700,000	723
4.000%, 8/13/49 b	7,500,000	7,747
5.500%, 7/15/49	100,000	107
Federal National Mortgage Association, Series 2007-39, Class NZ
4.250%, 5/25/37	301,992	314
Federal National Mortgage Association, Series 2016-61, Class ML
3.000%, 9/25/46	900,000	905
Freddie Mac Military Housing Bonds Resecuritization Trust, Series 2015-R1, Class A2
4.097%, (CSTR), 10/25/52 144A	582,579	636

Structured Products (24.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
GS Mortgage Securities Trust, Series 2015- 590M, Class B
3.932%, (CSTR), 10/10/35 144A	300,000	307
Hilton USA Trust, Series 2016-HHV, Class A
3.719%, 11/5/38 144A	300,000	316
Hilton USA Trust, Series 2016-HHV, Class C
4.333%, (CSTR), 11/5/38 144A	400,000	422
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A
4.879%, (CSTR, AFC), 5/25/33	1,802	2
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class ASB
3.514%, 12/15/49	700,000	734
Morgan Stanley Capital I Trust, Series 2018- MP, Class A
4.418%, 7/11/40 144A	100,000	112
MSSG Trust, Series 2017-237P, Class A
3.397%, 9/13/39 144A	700,000	727
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1
3.050%, (ICE LIBOR USD 1 Month plus 0.660%), (AFC), 10/19/34	4,158	4
VNDO Trust, Series 2016-350P, Class A
3.805%, 1/10/35 144A	800,000	857
WaMu Mortgage Pass-Through Certificates, Series 2004-AR1, Class A
4.814%, (CSTR, AFC), 3/25/34	9,773	10
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.526%, 11/10/36 144A	100,000	106

Total		28,563

Total Structured Products (Cost: $28,966)		29,498

Short-Term Investments (1.1%)
Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class
2.310%#	1,335,628	1,336

Total		1,336

Total Short-Term Investments (Cost: $1,336)		1,336

Total Investments (130.0%) (Cost: $150,302)@		156,979

Other Assets, Less Liabilities (-30.0%)		(36,244)

Net Assets (100.0%)		120,735

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Currency	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000s)
US Treasury	Bank of America NA	2.390%	6/11/2019	7/12/2019	USD	(1,161)	$(1,161)
							$(1,161)

Securities Sold Short

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association	3.500%	7/12/48	$(3,700)	$(3,776)	$(3,782)
TBA
Federal National Mortgage Association	3.500%	8/13/49	(600)	(613)	(613)
TBA
Federal National Mortgage Association	4.500%	7/12/48	(300)	(313)	(314)
TBA
Federal National Mortgage Association	4.500%	8/13/48	(600)	(627)	(627)
TBA
			$(5,200)	$(5,329)	$(5,336)

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
CME Ninety-Day Eurodollar Future	Long	USD	18,750	75	9/19	$18,374	$13	$(2)
Five-Year US Treasury Note Future	Short	USD	200	2	9/19	236	(4)	–
Ten-Year US Treasury Note Future	Short	USD	2,900	29	9/19	3,711	(77)	(1)
Ultra Long Term US Treasury Bond Future	Long	USD	17,100	171	9/19	30,363	1,254	(32)
Ultra Ten-Year US Treasury Note Future	Short	USD	28,200	282	9/19	38,951	(1,284)	(9)
							$(98)	$(44)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month USD-LIBOR	2.643%	3/22	8,700	USD	$1	$(89)	$(88)	$2
3-Month USD-LIBOR	1.750%	12/26	3,110	USD	119	(95)	24	3
3-Month USD-LIBOR	2.250%	6/28	1,800	USD	23	(72)	(49)	2
3-Month USD-LIBOR	2.500%	6/46	1,300	USD	33	(105)	(72)	5
3-Month USD-LIBOR	1.750%	6/47	600	USD	103	(40)	63	2
3-Month USD-LIBOR	2.384%	9/47	2,000	USD	100	(162)	(62)	8
3-Month USD-LIBOR	2.750%	12/47	800	USD	(26)	(68)	(94)	3
					$353	$(631)	$(278)	$25

Centrally Cleared Interest Rate Swaps - Pay Floating Rate
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month USD-LIBOR	2.600%	3/21	8,700	USD	$(1)	$82	$81	$(3)
					$(1)	$82	$81	$(3)

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Written Options

Description	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call - Ten-Year US Treasury Note Future	USD	11	$127.000	7/19	11	$(13)
Call - Ten-Year US Treasury Note Future	USD	10	129.000	7/19	10	(3)
Put - Ten-Year US Treasury Note Future	USD	11	124.500	7/19	11	—	Õ
Put - Ten-Year US Treasury Note Future	USD	10	126.500	7/19	10	(1)

(Premiums Received $13)						$(17)

	Financial Derivative Assets				Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$25	$–	$25	$(3)	$(44)	$(47)	$(17)

+	All par is stated in U.S Dollar unless otherwise noted.
b

Cash or securities with an aggregate value of $99,328 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2019.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the value of these securities (in thousands) was $7,314 representing 6.1% of the net assets.

#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $147,546 and the net unrealized appreciation of investments based on that cost was $2,620 which is comprised of $4,729 aggregate gross unrealized appreciation and $2,109 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$868	$—
Governments	—	125,277	—
Structured Products	—	29,498	—
Short-Term Investments	1,336	—	—
Other Financial Instruments^
Futures	1,267	—	—
Interest Rate Swaps	—	168	—

Total Assets:	$2,603	$155,811	$—

Liabilities:
Other Financial Instruments^
Futures	(1,365)	—	—
Written Options	(17)	—	—
Interest Rate Swaps	—	(365)	—
Reverse Repurchase
Agreements	—	(1,161)	—
Securities Sold Short	—	(5,336)	—

Total Liabilities:	$(1,382)	$(6,862)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio (unaudited)

    Sector Allocation 6/30/19

Sector	% of Net Assets

Governments	54.4%

Structured Products	23.4%

Corporate Bonds	13.4%

Short-Term Investments & Other Net Assets	8.3%

Municipal Bonds	0.5%

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

The U.S. federal funds rate has been subject to moderate increases over the course of the last three years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

As a non-diversified portfolio, the Portfolio may hold fewer securities because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

This Portfolio invests over 50% of its assets in inflation-linked bonds. Inflation-linked bonds issued by the U.S. Government, known as TIPs, are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Neither the current market value of the inflation-linked bonds nor the share value of the fund that invests in them is guaranteed, and either or both may fluctuate. Those portions of the Portfolio which are not invested in inflation linked securities will not be automatically protected from inflation. The Portfolio may use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Inflation Protection Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Corporate Bonds (13.4%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.1%)
The Dow Chemical Co.
3.500%, 10/1/24	200,000	208
LyondellBasell Industries NV
4.625%, 2/26/55	100,000	101
Westlake Chemical Corp.
4.375%, 11/15/47	200,000	188

Total		497

Communications (1.9%)
AT&T, Inc.
2.950%, 7/15/26	200,000	199
3.400%, 5/15/25	450,000	462
3.800%, 2/15/27	300,000	312
4.050%, 12/15/23	150,000	159
4.450%, 4/1/24	100,000	108
4.800%, 6/15/44	280,000	295
5.150%, 11/15/46	77,000	85
CBS Corp.
3.700%, 6/1/28	170,000	173
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
6.484%, 10/23/45	530,000	624
Comcast Corp.
4.250%, 10/15/30	1,080,000	1,203
6.500%, 11/15/35	350,000	474
Deutsche Telekom International Finance
3.600%, 1/19/27 144A	450,000	461
Time Warner Cable LLC
4.500%, 9/15/42	295,000	277
Verizon Communications, Inc.
2.625%, 8/15/26	125,000	124
4.400%, 11/1/34	150,000	166
5.012%, 8/21/54	300,000	359
5.500%, 3/16/47	330,000	417
Viacom, Inc.
4.250%, 9/1/23	470,000	497
4.375%, 3/15/43	90,000	88
The Walt Disney Co.
4.750%, 9/15/44 144A	150,000	183
6.900%, 8/15/39 144A	385,000	567

Total		7,233

Consumer, Cyclical (0.6%)
Ford Motor Co.
4.346%, 12/8/26	120,000	121
Ford Motor Credit Co. LLC
4.389%, 1/8/26	300,000	301
General Motors Co.
5.150%, 4/1/38	650,000	642
The Home Depot, Inc.
4.200%, 4/1/43	275,000	305
McDonald’s Corp.
3.250%, 6/10/24	150,000	156
4.450%, 3/1/47	330,000	362

Corporate Bonds (13.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Walmart, Inc.
4.050%, 6/29/48	350,000	401

Total		2,288

Consumer, Non-cyclical (2.0%)
Abbott Laboratories
4.900%, 11/30/46	400,000	493
AbbVie, Inc.
2.900%, 11/6/22	5,000	5
4.450%, 5/14/46	350,000	343
Aetna, Inc.
2.750%, 11/15/22	230,000	231
3.875%, 8/15/47	170,000	153
Allergan Funding SCS
3.850%, 6/15/24	150,000	156
4.550%, 3/15/35	270,000	272
Amgen, Inc.
3.625%, 5/22/24	240,000	252
Anheuser-Busch InBev Worldwide, Inc.
4.900%, 2/1/46	500,000	556
Anthem, Inc.
4.650%, 1/15/43	200,000	218
Becton Dickinson and Co.
3.700%, 6/6/27	261,000	273
Bristol-Myers Squibb Co.
4.250%, 10/26/49 144A	150,000	165
Catholic Health Initiatives
2.950%, 11/1/22	100,000	101
Celgene Corp.
3.625%, 5/15/24	50,000	52
Constellation Brands, Inc.
3.500%, 5/9/27	170,000	174
CVS Health Corp.
2.750%, 12/1/22	650,000	652
4.780%, 3/25/38	180,000	188
5.050%, 3/25/48	170,000	181
Duke University Health System, Inc.
3.920%, 6/1/47	268,000	293
Express Scripts Holding Co.
4.500%, 2/25/26	80,000	86
Gilead Sciences, Inc.
3.650%, 3/1/26	200,000	212
4.150%, 3/1/47	265,000	278
Halfmoon Parent, Inc.
4.900%, 12/15/48 144A	200,000	217
The Kroger Co.
3.875%, 10/15/46	400,000	359
Medtronic, Inc.
3.500%, 3/15/25	80,000	85
4.625%, 3/15/45	62,000	75
Northwell Health, Inc.
4.260%, 11/1/47	180,000	192
Shire Acquisitions Investments Ireland Designated Activity Co.
3.200%, 9/23/26	260,000	263

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Corporate Bonds (13.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Thermo Fisher Scientific, Inc.
2.950%, 9/19/26	250,000	252
UnitedHealth Group, Inc.
3.750%, 10/15/47	350,000	358
4.250%, 3/15/43	150,000	164

Total		7,299

Energy (1.6%)
Cimarex Energy Co.
4.375%, 6/1/24	100,000	106
Enbridge, Inc.
3.500%, 6/10/24	150,000	155
3.700%, 7/15/27	200,000	207
Energy Transfer Partners LP
3.600%, 2/1/23	100,000	102
5.300%, 4/15/47	455,000	474
Enterprise Products Operating LLC
4.850%, 3/15/44	100,000	111
Halliburton Co.
4.850%, 11/15/35	410,000	437
Hess Corp.
6.000%, 1/15/40	250,000	274
Kinder Morgan Energy Partners LP
5.300%, 9/15/20	270,000	279
Kinder Morgan, Inc.
5.550%, 6/1/45	500,000	578
Magellan Midstream Partners LP
5.150%, 10/15/43	150,000	170
Marathon Oil Corp.
5.200%, 6/1/45	100,000	111
MPLX LP
4.500%, 4/15/38	200,000	202
5.200%, 3/1/47	200,000	217
Noble Energy, Inc.
4.150%, 12/15/21	480,000	495
Petroleos Mexicanos
3.500%, 1/30/23	130,000	123
4.875%, 1/18/24	400,000	392
Phillips 66
4.650%, 11/15/34	200,000	222
Plains All American Pipeline LP / PAA Finance Corp.
3.650%, 6/1/22	200,000	205
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	500,000	560
Sunoco Logistics Partners Operations LP
3.450%, 1/15/23	200,000	203
Williams Partners LP
4.125%, 11/15/20	80,000	81
4.300%, 3/4/24	300,000	319

Total		6,023

Financial (4.3%)
The Allstate Corp.
3.850%, 8/10/49	370,000	388
American International Group, Inc.
4.500%, 7/16/44	250,000	264
Bank of America Corp.
3.248%, 10/21/27	1,625,000	1,664
3.300%, 1/11/23	425,000	438

Corporate Bonds (13.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
4.443%, (ICE LIBOR USD 3 Month plus 1.990%), 1/20/48	450,000	510
Boston Properties LP
3.650%, 2/1/26	150,000	156
Capital One Financial Corp.
3.750%, 3/9/27	330,000	340
Citigroup, Inc.
2.350%, 8/2/21	300,000	300
3.200%, 10/21/26	665,000	678
4.050%, 7/30/22	450,000	469
4.075%, (ICE LIBOR USD 3 Month plus 1.192%), 4/23/29	300,000	322
4.281%, (ICE LIBOR USD 3 Month plus 1.839%), 4/24/48	200,000	224
Cooperatieve Rabobank UA
3.950%, 11/9/22	250,000	259
Credit Suisse AG
3.625%, 9/9/24	250,000	263
Discover Bank
3.450%, 7/27/26	300,000	305
Discover Financial Services
3.750%, 3/4/25	200,000	207
Essex Portfolio LP
3.625%, 8/15/22	100,000	103
The Goldman Sachs Group, Inc.
2.300%, 12/13/19	300,000	300
3.500%, 11/16/26	400,000	410
3.750%, 5/22/25	850,000	889
The Hartford Financial Services Group, Inc.
5.125%, 4/15/22	150,000	161
HSBC Holdings PLC
2.950%, 5/25/21	400,000	403
4.041%, (ICE LIBOR USD 3 Month plus 1.546%), 3/13/28	230,000	241
4.300%, 3/8/26	200,000	215
4.375%, 11/23/26	200,000	211
Huntington Bancshares, Inc.
2.300%, 1/14/22	200,000	200
International Lease Finance Corp.
5.875%, 8/15/22	200,000	218
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.150%, 1/23/30	280,000	268
JPMorgan Chase & Co.
3.897%, (ICE LIBOR USD 3 Month plus 1.220%), 1/23/49	400,000	419
3.964%, (ICE LIBOR USD 3 Month plus 1.380%), 11/15/48	835,000	884
4.500%, 1/24/22	750,000	790
Kilroy Realty LP
3.800%, 1/15/23	120,000	124
Markel Corp.
3.500%, 11/1/27	200,000	199
Morgan Stanley
3.772%, (ICE LIBOR USD 3 Month plus 1.140%), 1/24/29	200,000	211
3.875%, 1/27/26	250,000	266
Prudential Financial, Inc.
3.935%, 12/7/49	251,000	263
4.350%, 2/25/50	250,000	281

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Corporate Bonds (13.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
US Bancorp
3.600%, 9/11/24	400,000	420
Ventas Realty LP / Ventas Capital Corp.
3.250%, 8/15/22	250,000	256
Wells Fargo & Co.
3.000%, 4/22/26	200,000	202
3.550%, 9/29/25	175,000	183
4.100%, 6/3/26	330,000	350
4.125%, 8/15/23	220,000	232
4.750%, 12/7/46	450,000	512

Total		15,998

Industrial (0.6%)
Burlington Northern Santa Fe LLC
3.000%, 4/1/25	200,000	206
3.750%, 4/1/24	200,000	213
4.950%, 9/15/41	100,000	120
CSX Corp.
3.800%, 11/1/46	180,000	182
Lockheed Martin Corp.
3.800%, 3/1/45	200,000	213
Rockwell Collins, Inc.
4.350%, 4/15/47	300,000	327
Union Pacific Corp.
2.750%, 4/15/23	100,000	101
3.350%, 8/15/46	165,000	156
United Technologies Corp.
3.750%, 11/1/46	525,000	534
Waste Management, Inc.
4.150%, 7/15/49	200,000	220

Total		2,272

Technology (1.1%)
Apple, Inc.
2.900%, 9/12/27	650,000	665
3.200%, 5/11/27	550,000	573
4.250%, 2/9/47	370,000	415
Dell International LLC / EMC Corp.
6.020%, 6/15/26 144A	470,000	518
Fidelity National Information Services, Inc.
3.000%, 8/15/26	200,000	202
Microsoft Corp.
3.450%, 8/8/36	400,000	423
4.250%, 2/6/47	550,000	652
Oracle Corp.
2.500%, 10/15/22	300,000	303
2.650%, 7/15/26	150,000	151

Total		3,902

Utilities (1.2%)
AEP Transmission Co., LLC
3.750%, 12/1/47	200,000	205
Alabama Power Co.
3.700%, 12/1/47	240,000	243
American Electric Power Co., Inc.
3.200%, 11/13/27	200,000	204
Consolidated Edison Co. of New York, Inc.
3.875%, 6/15/47	400,000	412
Dominion Resources, Inc.
4.900%, 8/1/41	320,000	361

Corporate Bonds (13.4%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Duke Energy Corp.
3.150%, 8/15/27	150,000	152
Duke Energy Progress, LLC
3.700%, 10/15/46	720,000	730
Exelon Generation Co. LLC
5.600%, 6/15/42	480,000	534
FirstEnergy Corp.
4.850%, 7/15/47	300,000	341
Florida Power & Light Co.
3.950%, 3/1/48	200,000	219
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27	200,000	209
Sempra Energy
3.250%, 6/15/27	250,000	250
3.800%, 2/1/38	150,000	145
Southern Co. Gas Capital Corp.
3.950%, 10/1/46	200,000	196
Southwestern Public Service Co.
3.700%, 8/15/47	250,000	252
Virginia Electric & Power Co.
3.450%, 2/15/24	50,000	52

Total		4,505

Total Corporate Bonds (Cost: $47,805)		50,017

Governments (54.4%)
Governments (54.4%)
Australian Government Inflation Linked Bond
6.904%, 8/20/20 AUD §,¥	715,000	907
Canadian Government Real Return Bond
4.250%, 12/1/21 CAD ¥	785,659	660
4.250%, 12/1/26 CAD ¥	1,548,290	1,546
US Treasury Inflation Index Bond
0.125%, 4/15/21	2,964,610	2,937
0.125%, 7/15/22 b	9,555,116	9,526
0.125%, 1/15/23	3,874,255	3,852
0.125%, 7/15/26 b	15,242,656	15,140
0.250%, 1/15/25 b	10,679,526	10,691
0.375%, 7/15/23 b	23,165,901	23,353
0.375%, 7/15/25 b	6,895,488	6,971
0.375%, 1/15/27	8,355,988	8,414
0.375%, 7/15/27 b	9,139,375	9,224
0.500%, 1/15/28	4,143,320	4,211
0.625%, 2/15/43 b	7,390,212	7,162
0.625%, 1/15/24 b	10,676,543	10,863
0.625%, 1/15/26 b	9,301,345	9,525
0.750%, 2/15/42 b	8,848,041	8,880
0.750%, 2/15/45 b	7,378,136	7,300
0.750%, 7/15/28	5,750,966	5,992
0.875%, 2/15/47	2,011,074	2,050
1.000%, 2/15/46	2,534,052	2,656
1.000%, 2/15/48	1,191,538	1,254
1.000%, 2/15/49	3,298,937	3,490
1.375%, 2/15/44 b	11,653,669	13,228
1.750%, 1/15/28	4,872,342	5,462
2.000%, 1/15/26 b	3,153,934	3,509
2.125%, 2/15/40	2,246,028	2,875
2.125%, 2/15/41	5,116,111	6,589
2.375%, 1/15/25 b	2,236,542	2,499
2.375%, 1/15/27 b	4,339,372	5,012
2.500%, 1/15/29	3,230,986	3,887

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Governments (54.4%)	Shares/ Par +	Value $ (000’s)
Governments continued
3.625%, 4/15/28	2,369,580	3,042

Total		202,707

Total Governments (Cost: $199,157)		202,707

Municipal Bonds (0.5%)
Municipal Bonds (0.5%)
Bay Area Toll Authority, California, Series 2010
6.918%, 4/1/40 RB	35,000	50
City of New York
5.968%, 3/1/36 GO	125,000	166
City of San Antonio TX Electric & Gas System Revenue
5.985%, 2/1/39 RB	150,000	203
City of San Francisco CA Public Utilities Commission Water Revenue
6.950%, 11/1/50 RB	25,000	38
Los Angeles Community College District, Series 2010-E
6.750%, 8/1/49 GO	95,000	150
Metropolitan Transportation Authority
6.814%, 11/15/40 RB	50,000	70
Missouri Highway & Transportation Commission
5.445%, 5/1/33 RB	100,000	124
New Jersey Turnpike Authority, Series 2010
7.102%, 1/1/41 RB	100,000	151
Port Authority of New York & New Jersey, Series 168
4.926%, 10/1/51 RB	50,000	63
Rutgers - The State University of New Jersey
5.665%, 5/1/40 RB	55,000	71
Santa Clara Valley Transportation Authority
5.876%, 4/1/32 RB	50,000	62
State of California
4.600%, 4/1/38 GO	65,000	71
7.300%, 10/1/39 GO	55,000	83
7.550%, 4/1/39 GO	250,000	396
State of Illinois
5.100%, 6/1/33 GO	150,000	158
State of Texas, Series 2009A
5.517%, 4/1/39 RB	30,000	40

Total Municipal Bonds (Cost: $1,792)		1,896

Structured Products (23.4%)
Asset Backed Securities (8.6%)
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A
2.500%, 7/20/21 144A	1,595,000	1,596
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A
2.990%, 6/20/22 144A	2,000,000	2,021
Bean Creek CLO, Ltd., Series 2018-1A, Class AR
3.612%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/31 144A	1,250,000	1,237
BRE Grand Islander Timeshare Issuer, Series 2017-1A, Class A
2.940%, 5/25/29 144A	347,694	349

Structured Products (23.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
CIFC Funding, Ltd., Series 2013-3RA, Class A1
3.759%, (ICE LIBOR USD 3 Month plus 0.980%), 4/24/31 144A	1,000,000	987
Goldentree Loan Opportunities X, Ltd., Series 2015-10A, Class AR
3.712%, (ICE LIBOR USD 3 Month plus 1.120%), 7/20/31 144A	1,250,000	1,243
Goldentree Loan Opportunities XI, Ltd., Series 2017-11A, Class AR2
3.671%, (ICE LIBOR USD 3 Month plus 1.070%), 1/18/31 144A	2,100,000	2,088
Hertz Vehicle Financing II LP, Series 2015-1A, Class A
2.730%, 3/25/21 144A	3,950,000	3,954
Hilton Grand Vacations Trust, Series 2014- AA, Class A
1.770%, 11/25/26 144A	134,690	134
Hilton Grand Vacations Trust, Series 2017- AA, Class A
2.660%, 12/26/28 144A	1,511,250	1,519
Honda Auto Receivables Owner Trust, Series 2019-1, Class A3
2.830%, 3/20/23	2,400,000	2,434
KKR CLO, Ltd., Series 2018-22A, Class A 3.742%, (ICE LIBOR USD 3 Month plus
1.150%), 7/20/31 144A	1,500,000	1,491
Magnetite VIII, Ltd., Series 2018-8A, Class AR2
3.577%, (ICE LIBOR USD 3 Month plus 0.980%), 4/15/31 144A	1,750,000	1,737
MVW Owner Trust, Series 2015-1A, Class A
2.520%, 12/20/32 144A	273,786	273
MVW Owner Trust, Series 2016-1A, Class A
2.250%, 12/20/33 144A	232,055	230
Progress Residential Trust, Series 2019-SFR1, Class A
3.422%, 8/17/35 144A	2,100,000	2,153
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A
2.400%, 3/22/32 144A	72,129	72
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A
3.080%, 3/21/33 144A	199,248	201
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A
3.200%, 1/20/36 144A	1,129,891	1,157
Sounds Point CLO IV-R, Ltd., Series 2013-3RA, Class A
3.751%, (ICE LIBOR USD 3 Month plus 1.150%), 4/18/31 144A	1,600,000	1,590
Towd Point Mortgage Trust, Series 2016-1, Class A1
3.500%, (AFC), 2/25/55 144A	327,623	332
Towd Point Mortgage Trust, Series 2017-2, Class A1
2.750%, (AFC), 4/25/57 144A	674,419	676
Treman Park CLO, Ltd., Series 2015-1A, Class ARR
3.662%, (ICE LIBOR USD 3 Month plus 1.070%), 10/20/28 144A	1,000,000	999

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Structured Products (23.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Verizon Owner Trust, Series 2019-A, Class A1A
2.930%, 9/20/23	2,800,000	2,849
VSE VOI Mortgage LLC, Series 2017-A, Class A
2.330%, 3/20/35 144A	748,393	747

Total		32,069

Mortgage Securities (14.8%)
Agate Bay Mortgage Trust, Series 2014-3, Class A2
3.500%, (AFC), 11/25/44 144A	684,928	689
Agate Bay Mortgage Trust, Series 2015-7, Class A3
3.500%, (AFC), 10/25/45 144A	1,392,965	1,399
Agate Bay Mortgage Trust, Series 2016-1, Class A3
3.500%, (AFC), 12/25/45 144A	997,104	1,008
Agate Bay Mortgage Trust, Series 2016-3, Class A3
3.500%, (AFC), 8/25/46 144A	680,683	688
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B
3.490%, 4/14/33 144A	1,110,000	1,151
BB-UBS Trust, Series 2012-SHOW, Class A
3.430%, 11/5/36 144A	1,000,000	1,047
CD Mortgage Trust, Series 2016-CD2, Class A4
3.526%, (AFC), 11/10/49	700,000	742
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3
6.000%, 9/25/37	33,583	36
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class AM
2.926%, 8/10/49	1,000,000	1,000
Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class AM
4.426%, (AFC), 2/10/47	1,000,000	1,079
Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class AM
4.193%, (AFC), 9/10/47	850,000	902
Commercial Mortgage Pass Through Certificates, Series 2015-3BP, Class A
3.178%, 2/10/35 144A	875,000	909
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class AM
3.603%, (AFC), 3/10/48	900,000	937
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class B
4.801%, (CSTR), 2/10/49	880,000	966
Commercial Mortgage Pass Through Certificates, Series 2017-PANW, Class A
3.244%, 11/10/34 144A	850,000	878
Core Industrial Trust, Series 2015-TEXW, Class B
3.329%, 2/10/34 144A	725,000	745
Core Industrial Trust, Series 2015-WEST, Class A
3.292%, 2/10/37 144A	932,354	979

Structured Products (23.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10
3.500%, (AFC), 12/25/44 144A	300,000	306
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3
3.500%, (AFC), 6/25/47 144A	1,134,478	1,146
Federal Home Loan Mortgage Corp.
4.000%, 5/1/42	3,313,167	3,496
4.500%, 4/1/41	2,507,029	2,694
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series 2019-K088, Class A2
3.690%, 1/25/29	3,700,000	4,061
Federal National Mortgage Association
4.000%, 2/1/46	4,391,267	4,592
GS Mortgage Securities Trust, Series 2016-GS2, Class B
3.759%, (AFC), 5/10/49	750,000	779
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B
3.076%, (CSTR), 8/10/38 144A	1,175,000	1,189
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4
4.166%, 12/15/46	600,000	643
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4
2.821%, 8/15/49	600,000	608
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.144%, 8/15/49	675,000	682
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%, (AFC), 3/25/43 144A	586,688	585
JP Morgan Mortgage Trust, Series 2014-5, Class A1
2.984%, (AFC), 10/25/29 144A	700,231	706
JP Morgan Mortgage Trust, Series 2016-1, Class A7
3.500%, 5/25/46 144A	1,750,000	1,791
JP Morgan Mortgage Trust, Series 2017-1, Class A2
3.500%, (AFC), 1/25/47 144A	1,652,601	1,672
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B
4.341%, (AFC), 8/15/47	700,000	737
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4
3.414%, 3/15/50	930,000	977
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3
3.276%, 11/15/52	1,350,000	1,405
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM
3.516%, (CSTR), 7/13/29 144A	1,500,000	1,526
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C
3.560%, (CSTR), 7/13/29 144A	600,000	608
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4
2.782%, 8/15/49	1,575,000	1,589

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Structured Products (23.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3
4.000%, (CSTR), 3/25/57 144A	1,003,973	1,048
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1
3.904%, (ICE LIBOR USD 1 Month plus 1.500%), (AFC), 6/25/57 144A	1,124,177	1,143
Sequoia Mortgage Trust, Series 2014-3, Class A14
3.000%, (AFC), 10/25/44 144A	177,156	177
Sequoia Mortgage Trust, Series 2014-4, Class A2
3.500%, (AFC), 11/25/44 144A	162,869	164
Sequoia Mortgage Trust, Series 2017-7, Class A7
3.500%, (AFC), 10/25/47 144A	2,250,000	2,239
Sequoia Mortgage Trust, Series 2017-CH1, Class A1
4.000%, (AFC), 10/25/47 144A	1,023,819	1,050
Sequoia Mortgage Trust, Series 2018-7, Class A4
4.000%, (AFC), 9/25/48 144A	602,092	618
Thornburg Mortgage Securities Trust, Series 2004-3, Class A
3.144%, (ICE LIBOR USD 1 Month plus 0.740%), (AFC), 9/25/44	244,440	244
USB Commercial Mortgage Trust, Series 2017-C1, Class A3
3.196%, 6/15/50	700,000	724
Wells Fargo Mortgage Backed Securities Trust, Series 2005-17, Class 1A1
5.500%, 1/25/36	25,803	26

Structured Products (23.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1
4.923%, (CSTR), 6/25/35	169,019	171
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15
4.947%, (CSTR), 6/25/35	467,505	488
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4
6.000%, 8/25/36	33,596	34
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1
4.910%, (CSTR), 1/25/38	37,517	36
WinWater Mortgage Loan Trust, Series 2014- 1, Class A4
3.500%, (AFC), 6/20/44 144A	80,830	82

Total		55,191

Total Structured Products (Cost: $86,285)		87,260

Short-Term Investments (9.1%)
Money Market Funds (9.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310%#	34,038,770	34,039

Total		34,039

Total Short-Term Investments (Cost: $34,039)		34,039

Total Investments (100.8%) (Cost: $369,078)@		375,919

Other Assets, Less Liabilities (-0.8%)		(2,990)

Net Assets (100.0%)		372,929

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Two-Year US Treasury Note Future	Long	USD	23,200	116	9/19	$24,961	$140	$(4)
US Treasury Long Bond Future	Short	USD	2,500	25	9/19	3,890	(81)	3
							$59	$(1)

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Total Return Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
U.S. Consumer Price Index - 3 Month USD LIBOR	1.777%	6/24	11,000	USD	$(1)	$13	$12	$	–p
U.S. Consumer Price Index - 3 Month USD LIBOR	1.715%	6/24	7,400	USD	(1)	25	24		–p
U.S. Consumer Price Index - 3 Month USD LIBOR	2.073%	8/27	3,500	USD	–	(46)	(46)		(2)
U.S. Consumer Price Index - 3 Month USD LIBOR	2.145%	11/27	5,000	USD	–	(115)	(115)		2
					$(2)	$(123)	$(125)	$	–Õ

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection

Reference Entity	Pay Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
Markit CDX North American Investment Grade	1.000%	6/24	1.781%	(18,200)	USD	$(295)	$(92)	$(387)	$(10)
						$(295)	$(92)	$(387)	$(10)

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin(000’s)			Market Value (000’s)

	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$2	$3	$5	$(12)	$(4)	$(16)	$–

Over the Counter Derivatives Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000’s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services	AUD	1,269	893	9/19	$—	$(7)	$(7)
Sell	Morgan Stanley Capital Services	CAD	2,831	2,165	9/19	—	(29)	(29)
						$—	$(36)	$(36)

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
CPURNSA	Bank of America NA	2.640%	2/20	2,800	$(314)	$(314)
CPURNSA	Bank of America NA	2.670%	4/22	3,000	(420)	(420)
CPURNSA	Bank of America NA	2.763%	3/23	700	(91)	(91)
CPURNSA	Bank of America NA	2.528%	8/24	2,750	(276)	(276)
CPURNSA	Bank of America NA	2.140%	7/25	2,900	(88)	(88)
CPURNSA	Bank of America NA	1.790%	8/25	1,500	4	4
CPURNSA	Bank of America NA	2.240%	4/27	3,500	(132)	(132)
CPURNSA	Bank of America NA	2.218%	4/27	2,000	(71)	(71)
CPURNSA	Bank of America NA	2.235%	4/27	2,000	(74)	(74)
CPURNSA	Bank of America NA	2.235%	5/27	5,000	(183)	(183)
CPURNSA	Barclays Bank PLC	1.710%	2/20	1,000	(3)	(3)
CPURNSA	Barclays Bank PLC	2.526%	5/23	5,500	(582)	(582)
CPURNSA	Barclays Bank PLC	2.535%	5/23	1,000	(107)	(107)
CPURNSA	Barclays Bank PLC	2.589%	7/24	1,400	(150)	(150)
CPURNSA	Barclays Bank PLC	2.385%	9/24	4,000	(333)	(333)
CPURNSA	Barclays Bank PLC	2.363%	9/24	3,500	(280)	(280)
CPURNSA	Barclays Bank PLC	2.310%	9/24	1,400	(104)	(104)
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(503)	(503)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(449)	(449)
CPURNSA	Goldman Sachs International	1.870%	5/26	17,000	161	161
CPURNSA	Goldman Sachs International	1.920%	5/26	7,000	29	29
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	115	115
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	(100)	(100)
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	(111)	(111)
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	(149)	(149)
					$(4,211)	$(4,211)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	—	$310	$310	$(36)	—	$(4,520)	$(4,556)

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the value of these securities (in thousands) was $54,440 representing 14.6% of the net assets.

¥	Foreign Bond — par value is foreign denominated
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2019, the aggregate value of these securities was $907 (in thousands), representing 0.2% of net assets.

b

Cash or securities with an aggregate value of $142,883 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2019.

#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $368,781 and the net unrealized appreciation of investments based on that cost was $2,437 which is comprised of $9,351 aggregate gross unrealized appreciation and $6,914 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$1,896	$—
Corporate Bonds	—	50,017	—
Governments	—	202,707	—
Structured Products	—	87,260	—
Short-Term Investments	34,039	—	—
Other Financial Instruments^
Futures	140	—	—
Total Return Swaps	—	346	—

Total Assets:	$34,179	$342,226	$—

Liabilities:
Other Financial Instruments^
Futures	(81)	—	—
Forward Currency Contracts	—	(36)	—
Total Return Swaps	—	(4,681)	—
Credit Default Swaps	—	(387)	—

Total Liabilities:	$(81)	$(5,104)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio (unaudited)

    Sector Allocation 6/30/19

Sector	% of Net Assets

Consumer, Non-Cyclical	21.1%

Communications	18.1%

Industrial	13.1%

Consumer, Cyclical	12.8%

Energy	12.7%

Technology	7.2%

Financial	5.5%

Short-Term Investments & Other Net Assets	3.7%

Basic Materials	3.7%

Utilities	2.1%

Other Holdings	0.0%

Sector Allocation is subject to change.

The Portfolio invests in lower quality securities, which may represent a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The U.S. federal funds rate has been subject to moderate increases over the course of the last three years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Common Stocks (0.0%)	Shares/ Par +	Value $ (000’s)
Communications (0.0%)
iHeartMedia, Inc. *	22,266	335

Total		335

Total Common Stocks (Cost: $548)		335

Corporate Bonds (96.3%)
Basic Materials (3.7%)
Alpha 2 BV
8.750%, 6/1/23 144A	950,000	933
Alpha 3 BV / Alpha US Bidco, Inc.
6.250%, 2/1/25 144A	3,075,000	3,029
Clearwater Paper Corp.
5.375%, 2/1/25 144A	3,350,000	3,040
Compass Minerals International, Inc.
4.875%, 7/15/24 144A	2,400,000	2,289
Crown Holdings, Inc.
4.250%, 9/30/26	250,000	255
Freeport-McMoRan, Inc.
3.550%, 3/1/22	175,000	175
3.875%, 3/15/23	2,850,000	2,850
5.400%, 11/14/34	2,850,000	2,715
Hexion, Inc.
6.625%, 4/15/20 *,j	3,100,000	2,403
7.875%, 7/15/27 144A *	775,000	779
HudBay Minerals, Inc.
7.250%, 1/15/23 144A	600,000	618
7.625%, 1/15/25 144A	2,075,000	2,142
Platform Specialty Products Corp.
5.875%, 12/1/25 144A	2,050,000	2,135
PQ Corp.
5.750%, 12/15/25 144A	1,000,000	1,011
Starfruit Finco BV / Starfruit US Holdco LLC
8.000%, 10/1/26 144A	3,025,000	3,108
Steel Dynamics, Inc.
5.125%, 10/1/21	620,000	626
5.500%, 10/1/24	930,000	964
Teck Resources, Ltd.
6.000%, 8/15/40	850,000	924
6.125%, 10/1/35	325,000	370

Total		30,366

Communications (18.1%)
Acosta, Inc.
7.750%, 10/1/22 144A	2,850,000	456
Altice France SA
8.125%, 2/1/27 144A	950,000	997
Altice Luxembourg SA
7.625%, 2/15/25 144A	3,375,000	3,175
AMC Networks, Inc.
4.750%, 8/1/25	1,500,000	1,522
5.000%, 4/1/24	2,000,000	2,052
Anixter, Inc.
6.000%, 12/1/25 144A	975,000	1,058
Cablevision Systems Corp.
5.875%, 9/15/22	2,225,000	2,356

Corporate Bonds (96.3%)	Shares/ Par +	Value $ (000’s)
Communications continued
CBS Radio, Inc.
7.250%, 11/1/24 144A	2,100,000	2,213
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 2/1/28 144A	2,000,000	2,042
5.125%, 5/1/27 144A	1,975,000	2,045
5.250%, 9/30/22	1,350,000	1,370
5.375%, 5/1/25 144A	650,000	672
5.375%, 6/1/29 144A	1,050,000	1,084
5.500%, 5/1/26 144A	550,000	576
5.750%, 9/1/23	1,000,000	1,022
5.750%, 1/15/24	3,650,000	3,732
5.750%, 2/15/26 144A	2,350,000	2,465
5.875%, 4/1/24 144A	575,000	601
5.875%, 5/1/27 144A	1,250,000	1,319
Clear Channel International BV
8.750%, 12/15/20 144A	375,000	383
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/22	2,925,000	2,976
CommScope Technologies LLC
6.000%, 6/15/25 144A	375,000	351
CommScope, Inc.
5.500%, 6/15/24 144A	350,000	331
CSC Holdings LLC
5.125%, 12/15/21 144A	3,335,000	3,335
5.250%, 6/1/24	1,650,000	1,714
5.375%, 7/15/23 144A	1,100,000	1,130
5.500%, 5/15/26 144A	650,000	682
5.500%, 4/15/27 144A	2,425,000	2,546
6.500%, 2/1/29 144A	675,000	737
6.625%, 10/15/25 144A	1,250,000	1,337
7.500%, 4/1/28 144A	1,750,000	1,921
7.750%, 7/15/25 144A	1,450,000	1,569
Cumulus Media New Holdings, Inc.
6.750%, 7/1/26 144A	300,000	299
Digicel Group One, Ltd.
8.250%, 12/30/22 144A	102,000	56
DISH DBS Corp.
5.000%, 3/15/23	1,260,000	1,217
5.875%, 11/15/24	3,250,000	3,075
7.750%, 7/1/26	1,475,000	1,445
Entercom Media Corp.
6.500%, 5/1/27 144A	1,150,000	1,196
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/1/27 144A	650,000	673
Gray Escrow, Inc.
7.000%, 5/15/27 144A	750,000	814
Gray Television, Inc.
5.125%, 10/15/24 144A	675,000	688
5.875%, 7/15/26 144A	2,575,000	2,672
iHeartCommunications, Inc.
6.375%, 5/1/26	125,901	134
8.375%, 5/1/27	3,378,194	3,539
Intelsat Jackson Holdings SA
5.500%, 8/1/23	1,600,000	1,460

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (96.3%)	Shares/ Par +	Value $ (000’s)
Communications continued
8.000%, 2/15/24 144A	625,000	652
8.500%, 10/15/24 144A	2,450,000	2,425
9.750%, 7/15/25 144A	950,000	974
LIN Television Corp.
5.875%, 11/15/22	550,000	562
Match Group, Inc.
5.000%, 12/15/27 144A	1,150,000	1,205
6.375%, 6/1/24	725,000	761
Nexstar Broadcasting, Inc.
6.125%, 2/15/22 144A	1,850,000	1,873
Nexstar Escrow Corp.
5.625%, 8/1/24 144A	2,825,000	2,927
Nexstar Escrow, Inc.
5.625%, 7/15/27 144A	1,025,000	1,051
Outdoor Americas Capital LLC / Outfront Media Capital Corp.
5.875%, 3/15/25	675,000	698
Radio One, Inc.
7.375%, 4/15/22 144A	1,200,000	1,197
SFR Group SA
7.375%, 5/1/26 144A	6,000,000	6,150
Sinclair Television Group, Inc.
5.125%, 2/15/27 144A	1,375,000	1,347
5.375%, 4/1/21	1,370,000	1,371
5.625%, 8/1/24 144A	825,000	844
5.875%, 3/15/26 144A	575,000	588
6.125%, 10/1/22	990,000	1,006
Sirius XM Radio, Inc.
4.625%, 5/15/23 144A	550,000	556
4.625%, 7/15/24 144A	1,825,000	1,867
5.000%, 8/1/27 144A	775,000	788
5.375%, 4/15/25 144A	1,100,000	1,134
5.375%, 7/15/26 144A	1,675,000	1,736
5.500%, 7/1/29 144A	925,000	948
6.000%, 7/15/24 144A	2,185,000	2,246
Sprint Capital Corp.
6.875%, 11/15/28	2,300,000	2,381
Sprint Communications, Inc.
6.000%, 11/15/22	350,000	365
Sprint Corp.
7.125%, 6/15/24	1,150,000	1,219
7.625%, 2/15/25	2,075,000	2,207
7.625%, 3/1/26	1,200,000	1,279
7.875%, 9/15/23	5,590,000	6,079
TEGNA, Inc.
5.125%, 7/15/20	980,000	982
5.500%, 9/15/24 144A	495,000	507
6.375%, 10/15/23	700,000	721
Telenet Finance Luxembourg Notes SARL
5.500%, 3/1/28 144A	4,400,000	4,466
T-Mobile USA, Inc.
4.500%, 2/1/26	525,000	537
5.125%, 4/15/25	2,700,000	2,810
5.375%, 4/15/27	350,000	375
6.000%, 3/1/23	775,000	792
6.375%, 3/1/25	1,460,000	1,516
6.500%, 1/15/24	425,000	440
6.500%, 1/15/26	875,000	946
Tribune Media Co.
5.875%, 7/15/22	3,425,000	3,485

Corporate Bonds (96.3%)	Shares/ Par +	Value $ (000’s)
Communications continued
Unitymedia Hessen GmbH & Co., KG / Unitymedia NRW GmbH
5.000%, 1/15/25 144A	1,250,000	1,288
Unitymedia KabelBW GmbH
6.125%, 1/15/25 144A	2,525,000	2,627
VeriSign, Inc.
4.750%, 7/15/27	275,000	286
5.250%, 4/1/25	350,000	374
Virgin Media Finance PLC
5.750%, 1/15/25 144A	3,475,000	3,597
Virgin Media Secured Finance PLC
5.250%, 1/15/26 144A	3,175,000	3,253
5.500%, 8/15/26 144A	425,000	440
Ziggo Bond Co. BV
5.875%, 1/15/25 144A	625,000	632
6.000%, 1/15/27 144A	2,200,000	2,206
Ziggo BV
5.500%, 1/15/27 144A	2,425,000	2,467

Total		150,220

Consumer, Cyclical (12.8%)
1011778 BC Unlimited Liability Co. / New Red Finance, Inc.
4.250%, 5/15/24 144A	1,000,000	1,011
5.000%, 10/15/25 144A	4,875,000	4,913
Adient Global Holdings, Ltd.
4.875%, 8/15/26 144A	3,450,000	2,734
American Axle & Manufacturing, Inc.
6.250%, 3/15/26	600,000	592
6.500%, 4/1/27	2,875,000	2,868
American Builders & Contractors Supply Co., Inc.
5.750%, 12/15/23 144A	125,000	130
5.875%, 5/15/26 144A	3,275,000	3,414
Aramark Services, Inc.
5.000%, 4/1/25 144A	1,450,000	1,472
5.000%, 2/1/28 144A	1,525,000	1,569
5.125%, 1/15/24	1,525,000	1,567
BCD Acquisition, Inc.
9.625%, 9/15/23 144A	1,100,000	1,154
Boyd Gaming Corp.
6.000%, 8/15/26	425,000	447
6.375%, 4/1/26	775,000	820
6.875%, 5/15/23	2,050,000	2,117
CD&R Waterworks Merger Sub LLC
6.125%, 8/15/25 144A	3,175,000	3,207
CRC Escrow Issuer LLC / CRC Finco, Inc.
5.250%, 10/15/25 144A	4,200,000	4,200
Dana Financing Luxembourg Sarl
5.750%, 4/15/25 144A	650,000	667
6.500%, 6/1/26 144A	2,800,000	2,943
Eldorado Resorts, Inc.
6.000%, 4/1/25	1,800,000	1,892
6.000%, 9/15/26	325,000	355
Ferrellgas LP / Ferrellgas Finance Corp.
6.500%, 5/1/21	625,000	567
6.750%, 1/15/22	2,300,000	2,035
6.750%, 6/15/23	1,375,000	1,207
The Goodyear Tire & Rubber Co.
4.875%, 3/15/27	375,000	356
5.000%, 5/31/26	1,450,000	1,428

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (96.3%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
5.125%, 11/15/23	250,000	253
Hanesbrands, Inc.
4.625%, 5/15/24 144A	325,000	337
4.875%, 5/15/26 144A	875,000	908
Hilton Domestic Operating Co., Inc.
4.875%, 1/15/30 144A	500,000	516
5.125%, 5/1/26	1,825,000	1,905
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 4/1/25	725,000	742
IAA Spinco, Inc.
5.500%, 6/15/27 144A	450,000	468
IHO Verwaltungs GmbH
4.750%, 9/15/26 144A	3,375,000	3,286
6.000%, 5/15/27 144A	600,000	603
6.375%, 5/15/29 144A	900,000	900
JB Poindexter & Co., Inc.
7.125%, 4/15/26 144A	1,650,000	1,683
KAR Auction Services, Inc.
5.125%, 6/1/25 144A	1,425,000	1,450
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
4.750%, 6/1/27 144A	550,000	564
5.000%, 6/1/24 144A	800,000	826
5.250%, 6/1/26 144A	1,600,000	1,678
Live Nation Entertainment, Inc.
4.875%, 11/1/24 144A	600,000	617
MGM Resorts International
4.625%, 9/1/26	150,000	151
5.500%, 4/15/27	400,000	419
5.750%, 6/15/25	1,175,000	1,278
6.000%, 3/15/23	2,275,000	2,466
6.625%, 12/15/21	1,040,000	1,123
Michaels Stores, Inc.
5.875%, 12/15/20 144A	1,875,000	1,878
8.000%, 7/15/27 144A	1,650,000	1,642
Mohegan Tribal Gaming Authority
7.875%, 10/15/24 144A	2,225,000	2,178
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.250%, 5/15/26 144A	450,000	467
8.500%, 5/15/27 144A	4,550,000	4,686
Party City Holdings, Inc.
6.125%, 8/15/23 144A	2,600,000	2,620
6.625%, 8/1/26 144A	1,975,000	1,916
Penn National Gaming, Inc.
5.625%, 1/15/27 144A	1,150,000	1,136
Performance Food Group, Inc.
5.500%, 6/1/24 144A	325,000	332
Red Rock Resorts, Inc.
5.000%, 10/1/25 144A	2,150,000	2,155
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.
6.125%, 8/15/21 144A	3,050,000	3,096
Sabre GLBL, Inc.
5.375%, 4/15/23 144A	750,000	767
Six Flags Entertainment Corp.
4.875%, 7/31/24 144A	850,000	863
5.500%, 4/15/27 144A	3,575,000	3,718

Corporate Bonds (96.3%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Stars Group Holdings BV
7.000%, 7/15/26 144A	3,500,000	3,701
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.500%, 6/1/24	3,275,000	3,291
5.750%, 3/1/25	275,000	277
5.875%, 3/1/27	900,000	902
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 144A	1,475,000	1,453
VOC Escrow, Ltd.
5.000%, 2/15/28 144A	1,400,000	1,419
The William Carter Co.
5.625%, 3/15/27 144A	225,000	236
Wyndham Hotels & Resorts, Inc.
5.375%, 4/15/26 144A	1,750,000	1,831

Total		106,402

Consumer, Non-cyclical (21.1%)
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	575,000	584
6.500%, 3/1/24	3,550,000	3,701
Air Medical Merger Sub Corp.
6.375%, 5/15/23 144A	3,575,000	3,200
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertsons’s LLC
5.750%, 3/15/25	4,575,000	4,609
6.625%, 6/15/24	1,600,000	1,658
7.500%, 3/15/26 144A	850,000	907
Allied Universal Holdco LLC
6.625%, 7/15/26 144A	600,000	610
9.750%, 7/15/27 144A	3,325,000	3,325
Avantor, Inc.
6.000%, 10/1/24 144A	825,000	878
9.000%, 10/1/25 144A	3,975,000	4,432
B&G Foods, Inc.
5.250%, 4/1/25	3,250,000	3,282
Bausch Health Cos., Inc.
5.750%, 8/15/27 144A	775,000	815
7.250%, 5/30/29 144A	1,600,000	1,664
Centene Escrow I Corp.
5.375%, 6/1/26 144A	1,200,000	1,261
Charles River Laboratories International, Inc.
5.500%, 4/1/26 144A	600,000	631
CHS / Community Health Systems, Inc.
6.250%, 3/31/23	1,550,000	1,492
6.875%, 2/1/22	2,010,000	1,357
8.000%, 3/15/26 144A	1,050,000	1,009
8.625%, 1/15/24 144A	750,000	752
Crimson Merger Sub, Inc.
6.625%, 5/15/22 144A	6,250,000	5,969
Eagle Holding Co. II LLC
7.625%, 5/15/22 144A	1,150,000	1,156
7.750%, 5/15/22 144A	1,375,000	1,385
Endo Finance LLC / Endo Finco, Inc.
6.000%, 7/15/23 144A	1,955,000	1,408
6.000%, 2/1/25 144A	3,675,000	2,462
Enterprise Merger Sub, Inc.
8.750%, 10/15/26 144A	3,100,000	2,147
Financial & Risk US Holdings, Inc.
6.250%, 5/15/26 144A	600,000	617

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (96.3%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
8.250%, 11/15/26 144A	4,300,000	4,423
First Quality Finance Co., Inc.
4.625%, 5/15/21 144A	2,435,000	2,432
5.000%, 7/1/25 144A	425,000	428
Gartner, Inc.
5.125%, 4/1/25 144A	850,000	877
GW Honos Security Corp.
8.750%, 5/15/25 144A	2,625,000	2,592
HCA Healthcare, Inc.
6.250%, 2/15/21	1,385,000	1,451
HCA, Inc.
5.000%, 3/15/24	750,000	817
5.375%, 2/1/25	2,250,000	2,429
5.375%, 9/1/26	975,000	1,051
5.625%, 9/1/28	650,000	704
5.875%, 3/15/22	1,475,000	1,612
5.875%, 5/1/23	2,520,000	2,740
5.875%, 2/15/26	2,825,000	3,122
5.875%, 2/1/29	550,000	603
6.500%, 2/15/20	1,485,000	1,519
Jaguar Holding Co. II / Pharmaceutical Product Development LLC
6.375%, 8/1/23 144A	6,675,000	6,909
Lamb Weston Holdings, Inc.
4.875%, 11/1/26 144A	1,075,000	1,118
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.500%, 4/15/25 144A	4,600,000	3,082
5.625%, 10/15/23 144A	2,775,000	2,095
MEDNAX, Inc.
5.250%, 12/1/23 144A	425,000	420
6.250%, 1/15/27 144A	1,825,000	1,795
MPH Acquisition Holdings LLC
7.125%, 6/1/24 144A	5,650,000	5,298
The Nielsen Co. Luxembourg SARL
5.000%, 2/1/25 144A	875,000	860
Nielsen Finance LLC / Nielsen Finance Co.
5.000%, 4/15/22 144A	2,000,000	1,997
Polaris Intermediate Corp.
8.500%, 12/1/22 144A	2,200,000	1,941
Post Holdings, Inc.
5.000%, 8/15/26 144A	2,375,000	2,408
5.500%, 3/1/25 144A	1,275,000	1,316
5.625%, 1/15/28 144A	975,000	1,002
5.750%, 3/1/27 144A	3,775,000	3,898
Prestige Brands, Inc.
5.375%, 12/15/21 144A	3,475,000	3,492
6.375%, 3/1/24 144A	3,525,000	3,688
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.
9.750%, 12/1/26 144A	2,800,000	2,933
Sotera Health Holdings LLC
6.500%, 5/15/23 144A	4,450,000	4,506
Sotera Health Topco, Inc.
8.125%, 11/1/21 144A	2,900,000	2,893
Surgery Center Holdings, Inc.
6.750%, 7/1/25 144A	2,625,000	2,271
Team Health Holdings, Inc.
6.375%, 2/1/25 144A	6,100,000	4,666

Corporate Bonds (96.3%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Teleflex, Inc.
4.625%, 11/15/27	450,000	463
5.250%, 6/15/24	1,750,000	1,798
Tenet Healthcare Corp.
4.500%, 4/1/21	380,000	385
4.625%, 7/15/24	1,400,000	1,417
5.125%, 5/1/25	2,400,000	2,412
6.750%, 6/15/23	3,125,000	3,137
7.000%, 8/1/25	1,075,000	1,071
United Rentals North America, Inc.
4.875%, 1/15/28	2,075,000	2,116
5.250%, 1/15/30	425,000	437
5.500%, 7/15/25	225,000	234
5.500%, 5/15/27	1,750,000	1,842
5.875%, 9/15/26	850,000	905
6.500%, 12/15/26	600,000	649
US Foods, Inc.
5.875%, 6/15/24 144A	3,225,000	3,314
Valeant Pharmaceuticals International, Inc.
5.500%, 3/1/23 144A	537,000	541
5.500%, 11/1/25 144A	725,000	756
5.875%, 5/15/23 144A	641,000	648
6.125%, 4/15/25 144A	4,825,000	4,921
6.500%, 3/15/22 144A	150,000	155
7.000%, 3/15/24 144A	700,000	744
8.500%, 1/31/27 144A	3,150,000	3,463
9.000%, 12/15/25 144A	1,250,000	1,397
9.250%, 4/1/26 144A	525,000	587
Vantiv LLC
4.375%, 11/15/25 144A	375,000	390
Vizient, Inc.
6.250%, 5/15/27 144A	475,000	502
WellCare Health Plans, Inc.
5.375%, 8/15/26 144A	625,000	662
West Street Merger Sub, Inc.
6.375%, 9/1/25 144A	4,550,000	4,209

Total		175,854

Energy (12.7%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 9/15/24	2,000,000	1,987
5.750%, 3/1/27 144A	1,250,000	1,250
5.750%, 1/15/28 144A	1,900,000	1,881
Antero Resources Corp.
5.125%, 12/1/22	140,000	134
5.625%, 6/1/23	1,000,000	966
Apergy Corp.
6.375%, 5/1/26	300,000	302
Archrock Partners LP
6.875%, 4/1/27 144A	1,825,000	1,907
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
7.000%, 11/1/26 144A	275,000	251
Ascent Resources Utica LLC / AEU Finance Corp.
10.000%, 4/1/22 144A	900,000	953
Berry Petroleum Co. LLC
7.000%, 2/15/26 144A	1,200,000	1,164
Callon Petroleum Co.
6.125%, 10/1/24	1,502,000	1,517

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (96.3%)	Shares/ Par +	Value $ (000’s)
Energy continued
6.375%, 7/1/26	1,050,000	1,057
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23	1,975,000	1,903
8.250%, 7/15/25	425,000	419
Centennial Resource Production LLC
6.875%, 4/1/27 144A	1,325,000	1,338
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	500,000	543
5.875%, 3/31/25	1,725,000	1,921
7.000%, 6/30/24	825,000	949
Cheniere Energy Partners LP
5.250%, 10/1/25	2,850,000	2,946
5.625%, 10/1/26 144A	1,200,000	1,266
Chesapeake Energy Corp.
7.000%, 10/1/24	1,000,000	898
8.000%, 1/15/25	425,000	392
8.000%, 6/15/27	2,675,000	2,339
CNX Midstream Finance Corp.
6.500%, 3/15/26 144A	2,900,000	2,755
Coeur Mining, Inc.
5.875%, 6/1/24	1,850,000	1,801
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25 144A	2,975,000	2,975
CVR Refining LLC / Coffeyville Finance, Inc.
6.500%, 11/1/22	3,150,000	3,211
Endeavor Energy Resources LP / EER Finance, Inc.
5.500%, 1/30/26 144A	375,000	389
5.750%, 1/30/28 144A	750,000	789
Enviva Partners LP / Enviva Partners Finance Corp.
8.500%, 11/1/21	3,000,000	3,120
EP Energy LLC / Everest Acquisition Finance, Inc.
6.375%, 6/15/23	350,000	7
8.000%, 11/29/24 144A	1,850,000	1,258
Gulfport Energy Corp.
6.000%, 10/15/24	550,000	425
6.375%, 5/15/25	1,025,000	793
6.375%, 1/15/26	425,000	322
6.625%, 5/1/23	575,000	495
Holly Energy Partners LP / Holly Energy Finance Corp.
6.000%, 8/1/24 144A	3,275,000	3,406
Jagged Peak Energy LLC
5.875%, 5/1/26	1,150,000	1,133
Laredo Petroleum, Inc.
5.625%, 1/15/22	1,250,000	1,159
6.250%, 3/15/23	400,000	372
NuStar Logistics LP
5.625%, 4/28/27	2,725,000	2,745
6.000%, 6/1/26	700,000	725
Oasis Petroleum, Inc.
6.250%, 5/1/26 144A	2,050,000	1,983
6.875%, 3/15/22	611,000	608
Parsley Energy LLC / Parsley Finance Corp.
5.250%, 8/15/25 144A	425,000	431
5.375%, 1/15/25 144A	225,000	231
5.625%, 10/15/27 144A	1,225,000	1,280
6.250%, 6/1/24 144A	300,000	312

Corporate Bonds (96.3%)	Shares/ Par +	Value $ (000’s)
Energy continued
PDC Energy, Inc.
5.750%, 5/15/26	1,575,000	1,547
6.125%, 9/15/24	575,000	575
Precision Drilling Corp.
5.250%, 11/15/24	225,000	208
6.500%, 12/15/21	119,936	120
7.125%, 1/15/26 144A	1,025,000	992
7.750%, 12/15/23	1,000,000	1,020
QEP Resources, Inc.
5.250%, 5/1/23	575,000	553
5.625%, 3/1/26	975,000	917
Range Resources Corp.
4.875%, 5/15/25	1,525,000	1,338
5.750%, 6/1/21	955,000	965
SESI LLC
7.125%, 12/15/21	1,850,000	1,290
7.750%, 9/15/24	2,600,000	1,671
Shelf Drilling Holdings, Ltd.
8.250%, 2/15/25 144A	1,900,000	1,754
SM Energy Co.
5.625%, 6/1/25	1,000,000	910
6.625%, 1/15/27	250,000	231
6.750%, 9/15/26	1,300,000	1,219
Southwestern Energy Co.
7.750%, 10/1/27	1,550,000	1,484
SRC Energy, Inc.
6.250%, 12/1/25	1,925,000	1,752
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.500%, 8/15/22	2,680,000	2,573
5.750%, 4/15/25	2,275,000	1,991
Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23	150,000	153
5.500%, 2/15/26	775,000	807
5.875%, 3/15/28	900,000	933
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, 1/15/28	1,400,000	1,404
5.125%, 2/1/25	1,425,000	1,471
5.375%, 2/1/27	2,150,000	2,225
5.875%, 4/15/26	1,025,000	1,087
6.500%, 7/15/27 144A	300,000	327
TerraForm Power Operating LLC
4.250%, 1/31/23 144A	175,000	175
5.000%, 1/31/28 144A	2,550,000	2,560
6.625%, 6/15/25 144A	1,275,000	1,339
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
6.250%, 10/15/22	503,000	516
6.375%, 5/1/24	575,000	602
TransMontaigne Partners LP / TLP Finance Corp.
6.125%, 2/15/26	900,000	866
Ultra Resources, Inc.
6.875%, 4/15/22 144A	350,000	42
7.125%, 4/15/25 144A	1,325,000	113
USA Compression Finance Corp.
6.875%, 4/1/26	2,875,000	3,040

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (96.3%)	Shares/ Par +	Value $ (000’s)
Energy continued
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27 144A	725,000	761
Whiting Petroleum Corp.
6.250%, 4/1/23	1,150,000	1,147
6.625%, 1/15/26	1,600,000	1,543
WPX Energy, Inc.
5.750%, 6/1/26	425,000	440

Total		105,669

Financial (5.5%)
Acrisure LLC / Acrisure Finance, Inc.
7.000%, 11/15/25 144A	2,700,000	2,437
8.125%, 2/15/24 144A	1,075,000	1,110
Ally Financial, Inc.
3.750%, 11/18/19	1,950,000	1,954
5.750%, 11/20/25	3,125,000	3,457
AmWINS Group, Inc.
7.750%, 7/1/26 144A	2,575,000	2,665
AssuredPartners, Inc.
7.000%, 8/15/25 144A	3,175,000	3,155
GLP Capital LP / GLP Financing II, Inc.
5.375%, 4/15/26	500,000	541
GTCR AP Finance, Inc.
8.000%, 5/15/27 144A	575,000	578
HUB International, Ltd.
7.000%, 5/1/26 144A	8,475,000	8,591
KIRS Midco 3 PLC
8.625%, 7/15/23 144A	2,100,000	1,974
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	475,000	512
5.750%, 2/1/27 144A	225,000	242
National Financial Partners Corp.
6.875%, 7/15/25 144A	3,425,000	3,390
Navient Corp.
5.875%, 10/25/24	2,200,000	2,225
6.125%, 3/25/24	2,075,000	2,127
6.750%, 6/25/25	325,000	336
6.750%, 6/15/26	350,000	363
7.250%, 9/25/23	550,000	587
Quicken Loans, Inc.
5.250%, 1/15/28 144A	1,200,000	1,194
5.750%, 5/1/25 144A	4,725,000	4,865
USIS Merger Sub, Inc.
6.875%, 5/1/25 144A	3,475,000	3,440

Total		45,743

Industrial (13.1%)
Amsted Industries, Inc.
5.625%, 7/1/27 144A	650,000	678
ARD Finance SA
7.125%, 9/15/23	3,650,000	3,732
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.625%, 5/15/23 144A	525,000	534
6.000%, 2/15/25 144A	2,600,000	2,691
7.250%, 5/15/24 144A	2,000,000	2,107
Avolon Holdings Funding, Ltd.
5.125%, 10/1/23 144A	600,000	636

Corporate Bonds (96.3%)	Shares/ Par +	Value $ (000’s)
Industrial continued
5.250%, 5/15/24 144A	325,000	346
5.500%, 1/15/23 144A	200,000	213
Berry Global Escrow Corp.
4.875%, 7/15/26 144A	1,950,000	1,991
5.625%, 7/15/27 144A	1,150,000	1,196
Berry Plastics Corp.
5.125%, 7/15/23	1,150,000	1,176
5.500%, 5/15/22	4,205,000	4,252
6.000%, 10/15/22	275,000	280
BWAY Holding Co.
5.500%, 4/15/24 144A	2,175,000	2,176
7.250%, 4/15/25 144A	5,725,000	5,517
CFX Escrow Corp.
6.000%, 2/15/24 144A	525,000	555
6.375%, 2/15/26 144A	450,000	483
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 2/1/26	1,175,000	1,207
Energizer Holdings, Inc.
5.500%, 6/15/25 144A	225,000	228
6.375%, 7/15/26 144A	1,400,000	1,439
7.750%, 1/15/27 144A	1,650,000	1,786
Flex Acquisition Co., Inc.
6.875%, 1/15/25 144A	5,000,000	4,525
7.875%, 7/15/26 144A	3,200,000	2,952
Gates Global LLC / Gates Global Co.
6.000%, 7/15/22 144A	3,101,000	3,103
Graphic Packaging International LLC
4.750%, 7/15/27 144A	650,000	667
Greif, Inc.
6.500%, 3/1/27 144A	450,000	465
The Hillman Group, Inc.
6.375%, 7/15/22 144A	2,500,000	2,219
Koppers, Inc.
6.000%, 2/15/25 144A	3,250,000	3,047
Masonite International Corp.
5.625%, 3/15/23 144A	640,000	659
5.750%, 9/15/26 144A	700,000	721
Multi-Color Corp.
4.875%, 11/1/25 144A	950,000	999
6.125%, 12/1/22 144A	3,125,000	3,223
Owens-Brockway Glass Container, Inc.
5.375%, 1/15/25 144A	1,975,000	2,059
5.875%, 8/15/23 144A	900,000	971
6.375%, 8/15/25 144A	325,000	354
Park Aerospace Holdings, Ltd.
4.500%, 3/15/23 144A	550,000	569
5.250%, 8/15/22 144A	775,000	818
5.500%, 2/15/24 144A	5,700,000	6,144
Pisces Midco, Inc.
8.000%, 4/15/26 144A	2,700,000	2,629
Resideo Funding, Inc.
6.125%, 11/1/26 144A	1,075,000	1,118
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU
5.750%, 10/15/20	3,057,535	3,065
6.875%, 2/15/21	268,566	269
7.000%, 7/15/24 144A	2,575,000	2,663
Sealed Air Corp.
4.875%, 12/1/22 144A	800,000	839

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (96.3%)	Shares/ Par +	Value $ (000’s)
Industrial continued
5.125%, 12/1/24 144A	1,950,000	2,048
Sensata Technologies BV
5.625%, 11/1/24 144A	950,000	1,024
Standard Industries, Inc.
4.750%, 1/15/28 144A	350,000	347
5.000%, 2/15/27 144A	3,100,000	3,139
6.000%, 10/15/25 144A	1,625,000	1,725
Stevens Holding Co., Inc.
6.125%, 10/1/26 144A	450,000	474
Tervita Escrow Corp.
7.625%, 12/1/21 144A	2,050,000	2,085
Titan Acquisition, Ltd. / Titan Co-Borrower LLC
7.750%, 4/15/26 144A	1,850,000	1,665
TransDigm UK Holdings PLC
6.875%, 5/15/26	625,000	632
TransDigm, Inc.
6.000%, 7/15/22	520,000	525
6.250%, 3/15/26 144A	2,250,000	2,354
6.375%, 6/15/26	1,850,000	1,873
6.500%, 7/15/24	4,875,000	4,936
6.500%, 5/15/25	300,000	303
7.500%, 3/15/27 144A	350,000	365
Trident Merger Sub, Inc.
6.625%, 11/1/25 144A	2,225,000	2,075
TTM Technologies, Inc.
5.625%, 10/1/25 144A	1,675,000	1,638
WESCO Distribution, Inc.
5.375%, 12/15/21	2,780,000	2,801
5.375%, 6/15/24	1,750,000	1,794

Total		109,104

Other Holdings (–%)
General Motors Co. Escrow
7.200%, 1/15/49 *,Æ,j	610,000	–
8.375%, 7/15/49 *,Æ,j	4,865,000	–
iHeart Media Escrow
9.000%, 3/1/21 *,Æ	600,000	–Õ
9.000%, 9/15/22 *,Æ	1,515,000	–Õ

Total		–Õ

Technology (7.2%)
Banff Merger Sub, Inc.
9.750%, 9/1/26 144A	3,450,000	2,993
CDW LLC / CDW Finance Corp.
5.000%, 9/1/25	350,000	364
5.500%, 12/1/24	2,075,000	2,218
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.875%, 6/15/21 144A	450,000	458
7.125%, 6/15/24 144A	4,025,000	4,249
Entegris, Inc.
4.625%, 2/10/26 144A	1,075,000	1,083
First Data Corp.
5.375%, 8/15/23 144A	2,000,000	2,036
5.750%, 1/15/24 144A	4,975,000	5,115
IMS Health, Inc.
5.000%, 10/15/26 144A	2,250,000	2,332
Inception Merger Sub, Inc. / Rackspace Hosting, Inc.
8.625%, 11/15/24 144A	3,700,000	3,395

Corporate Bonds (96.3%)	Shares/ Par +	Value $ (000’s)
Technology continued
Infor US, Inc.
6.500%, 5/15/22	4,600,000	4,681
Informatica LLC
7.125%, 7/15/23 144A	3,450,000	3,511
IQVIA, Inc.
5.000%, 5/15/27 144A	750,000	774
JDA Escrow LLC / JDA Bond Finance, Inc.
7.375%, 10/15/24 144A	3,250,000	3,388
MSCI, Inc.
5.750%, 8/15/25 144A	675,000	709
NCR Corp.
5.875%, 12/15/21	1,450,000	1,469
6.375%, 12/15/23	520,000	536
Nuance Communications, Inc.
5.625%, 12/15/26	1,400,000	1,460
6.000%, 7/1/24	1,375,000	1,423
Riverbed Technology, Inc.
8.875%, 3/1/23 144A	1,975,000	1,318
Sensata Technologies UK Financing Co. PLC
6.250%, 2/15/26 144A	200,000	213
Sophia LP / Sophia Finance, Inc.
9.000%, 9/30/23 144A	1,450,000	1,495
SS&C Technologies, Inc.
5.500%, 9/30/27 144A	2,325,000	2,412
Star Merger Sub, Inc.
6.875%, 8/15/26 144A	975,000	1,032
10.250%, 2/15/27 144A	3,900,000	4,139
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
6.750%, 6/1/25 144A	5,425,000	5,588
Western Digital Corp.
4.750%, 2/15/26	1,900,000	1,864

Total		60,255

Utilities (2.1%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, 5/20/25	350,000	368
5.625%, 5/20/24	425,000	453
5.750%, 5/20/27	550,000	578
5.875%, 8/20/26	2,625,000	2,782
Calpine Corp.
5.250%, 6/1/26 144A	550,000	560
5.375%, 1/15/23	2,050,000	2,073
5.750%, 1/15/25	1,050,000	1,042
6.000%, 1/15/22 144A	455,000	457
NRG Energy, Inc.
5.250%, 6/15/29 144A	875,000	933
5.750%, 1/15/28	225,000	241
6.625%, 1/15/27	2,050,000	2,227
7.250%, 5/15/26	1,150,000	1,266
Vistra Energy Corp.
5.875%, 6/1/23	225,000	230
Vistra Operations Co. LLC
5.000%, 7/31/27 144A	1,100,000	1,138
5.500%, 9/1/26 144A	900,000	951
5.625%, 2/15/27 144A	1,925,000	2,038

Total		17,337

Total Corporate Bonds (Cost: $803,740)		800,950

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Short-Term Investments (2.8%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (2.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310%#	22,890,687	22,891

Total		22,891

Total Short-Term Investments (Cost: $22,891)		22,891

Total Investments (99.1%) (Cost: $827,179)@		824,176

Other Assets, Less Liabilities (0.9%)		7,716

Net Assets (100.0%)		831,892

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the value of these securities (in thousands) was $516,198 representing 62.1% of the net assets.

j	Defaulted Security
Æ	Security valued using significant unobservable inputs.
p	Amount is less than one thousand.
#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $826,171 and the net unrealized depreciation of investments based on that cost was $1,996 which is comprised of $21,293 aggregate gross unrealized appreciation and $23,289 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$335	$—		$—
Corporate Bonds	—	800,950		—Õ
Short-Term Investments	22,891	—		—

Total Assets:	$23,226	$800,950	$	—Õ

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio (unaudited)

     Sector Allocation 6/30/19

Sector	% of Net Assets

Corporate Bonds	50.7%

Governments	19.5%

Structured Products	13.3%

Short-Term Investments & Other Net Assets	12.8%

Bank Loan Obligations	2.6%

Municipal Bonds	1.1%

  Sector Allocation is subject to change.

The Portfolio invests in lower-quality securities, which may present a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may invest a portion of its assets in fixed- and floating-rate loans, including senior loans, through loan participations and assignments. Investing in loans may expose the Portfolio to additional risks, including credit risk, interest rate risk, liquidity risk, call risk, settlement risk, and risks associated with being a lender.

The Portfolio may also invest in municipal securities, which may be more sensitive to certain adverse conditions than other fixed income securities, may be or become illiquid, and may have yields which move differently and adversely compared to the yields of the overall debt securities markets.

The U.S. federal funds rate has been subject to moderate increases over the course of the last three years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Corporate Bonds (50.7%)	Shares/ Par +	Value $ (000’s)
Basic Materials (1.3%)
ALROSA Finance SA
4.650%, 4/9/24 144A	500,000	517
Georgia-Pacific LLC
8.875%, 5/15/31	200,000	309
Indonesia Asahan Aluminium Persero PT
5.230%, 11/15/21 144A	300,000	316
INEOS Finance PLC
2.875%, 5/1/26 144A EUR ¥	2,700,000	3,108
MMK International Capital DAC
4.375%, 6/13/24 144A	1,400,000	1,418
Syngenta Finance NV
4.892%, 4/24/25 144A	5,900,000	6,154
5.182%, 4/24/28 144A	1,200,000	1,248

Total		13,070

Communications (8.5%)
Altice Financing SA
6.625%, 2/15/23 144A	256,000	262
7.500%, 5/15/26 144A	6,371,000	6,404
Altice France SA
8.125%, 2/1/27 144A	3,200,000	3,360
Altice Luxembourg SA
6.250%, 2/15/25 EUR §,¥	700,000	791
7.250%, 5/15/22 EUR §,¥	1,050,843	1,225
7.625%, 2/15/25 144A	900,000	847
8.000%, 5/15/27 144A EUR ¥	700,000	809
AT&T, Inc.
3.400%, 5/15/25	500,000	514
4.125%, 2/17/26	500,000	532
4.900%, 8/15/37	200,000	216
5.300%, 8/15/58 b	6,200,000	6,946
Baidu, Inc.
3.875%, 9/29/23	200,000	207
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.200%, 3/15/28	1,700,000	1,765
4.464%, 7/23/22	2,400,000	2,521
5.125%, 7/1/49 b	3,300,000	3,344
5.375%, 4/1/38	100,000	107
CommScope Technologies LLC
5.000%, 3/15/27 144A	100,000	87
Deutsche Telekom International Finance
8.750%, 6/15/30	700,000	1,007
DISH DBS Corp.
5.125%, 5/1/20	1,982,000	1,992
6.750%, 6/1/21 b	3,200,000	3,360
7.875%, 9/1/19	100,000	100
Koninklijke KPN NV
5.750%, 9/17/29 GBP §,¥	750,000	1,099
Netflix, Inc.
3.875%, 11/15/29 144A EUR ¥	3,900,000	4,804
5.375%, 11/15/29 144A	200,000	212
Qwest Corp.
7.250%, 9/15/25	500,000	556

Corporate Bonds (50.7%)	Shares/ Par +	Value $ (000’s)
Communications continued
SFR Group SA
7.375%, 5/1/26 144A	7,600,000	7,790
SoftBank Group Corp.
5.000%, 4/15/28 EUR §,¥,b	4,100,000	5,284
Sprint Corp.
7.250%, 9/15/21	400,000	425
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
5.152%, 3/20/28 144A	1,300,000	1,339
Stichting Eldfell
4.250%, 1/15/27 144A EUR ¥	500,000	603
Telenet Finance Luxembourg Notes SARL
3.500%, 3/1/28 144A EUR ¥	1,100,000	1,295
Time Warner Cable LLC
5.875%, 11/15/40	300,000	324
6.750%, 6/15/39	200,000	232
UPCB Finance IV, Ltd.
4.000%, 1/15/27 EUR §,¥	315,000	377
Verizon Communications, Inc.
4.522%, 9/15/48	100,000	112
4.672%, 3/15/55	1,119,000	1,266
5.012%, 4/15/49 b	2,449,000	2,913
5.250%, 3/16/37	200,000	239
Virgin Media Investment Holdings, Ltd.
5.125%, 1/15/25 144A GBP ¥	700,000	921
Virgin Media Secured Finance PLC
4.875%, 1/15/27 GBP §,¥,b	3,100,000	4,045
5.000%, 4/15/27 144A GBP ¥	500,000	654
5.250%, 5/15/29 144A GBP ¥	1,300,000	1,706
Wind Tre SpA
2.625%, 1/20/23 144A EUR ¥	3,000,000	3,434
2.625%, 1/20/23 EUR ¥	300,000	343
2.750%, (Euribor 3 Month ACT/360 plus 2.750%), 1/20/24 144A EUR ¥	600,000	673
3.125%, 1/20/25 EUR §,¥	1,000,000	1,134
Ziggo BV
4.250%, 1/15/27 EUR §,¥	200,000	241
5.500%, 1/15/27 144A	4,200,000	4,272

Total		82,689

Consumer, Cyclical (4.9%)
American Airlines Pass Through Trust, Series 2011-1, Class A
5.250%, 7/31/22	79,266	82
American Airlines Pass Through Trust, Series 2014-1, Class A
3.700%, 4/1/28	451,152	466
Continental Airlines Pass Through Trust, Series 2009-2, Class A
7.250%, 5/10/21	170,330	173
Continental Airlines Pass Through Trust, Series 2010-1, Class A
4.750%, 7/12/22	43,992	45
Enterprise Inns PLC
6.875%, 5/9/25 GBP ¥	1,600,000	2,189

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (50.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
FCE Bank PLC
0.189%, (Euribor 3 Month ACT/360 plus 0.500%), 8/26/20 EUR §,¥	100,000	113
0.869%, 9/13/21 EUR §,¥	400,000	456
1.875%, 6/24/21 EUR §,¥	100,000	116
Ford Motor Credit Co. LLC
0.050%, (Euribor 3 Month ACT/360 plus 0.370%), 12/1/21 EUR ¥	1,200,000	1,334
0.100%, (Euribor 3 Month ACT/360 plus 0.420%), 12/7/22 EUR ¥	400,000	436
0.121%, (Euribor 3 Month ACT/360 plus 0.430%), 5/14/21 EUR ¥	200,000	225
3.021%, 3/6/24 EUR ¥	900,000	1,084
3.484%, (ICE LIBOR USD 3 Month plus 0.880%), 10/12/21	200,000	197
3.753%, (ICE LIBOR USD 3 Month plus 1.235%), 2/15/23	200,000	194
5.584%, 3/18/24	600,000	643
5.596%, 1/7/22	1,500,000	1,588
5.729%, (ICE LIBOR USD 3 Month plus 3.140%), 1/7/22	200,000	206
General Motors Financial Co., Inc.
3.450%, 4/10/22	300,000	304
5.100%, 1/17/24	1,200,000	1,283
Hilton Domestic Operating Co., Inc.
4.875%, 1/15/30 144A	400,000	413
Hilton Worldwide Finance Corp.
4.875%, 4/1/27	700,000	723
IHO Verwaltungs GmbH
3.625%, 5/29/25 144A EUR ¥	800,000	930
3.750%, 9/15/26 EUR §,¥,b	4,600,000	5,300
Marks & Spencer PLC
3.000%, 12/8/23 GBP §,¥	300,000	389
4.750%, 6/12/25 GBP §,¥	400,000	552
Marriott Ownership Resorts, Inc.
6.500%, 9/15/26	150,000	160
Melco Resorts Finance, Ltd.
4.875%, 6/6/25 144A	400,000	397
MGM Resorts International
7.750%, 3/15/22	300,000	335
Mitchells & Butlers Finance PLC
1.236%, (ICE LIBOR GBP 3 Month plus 0.450%), 12/15/30 GBP §,¥	1,363,516	1,602
2.860%, (ICE LIBOR USD 3 Month plus 0.450%), 12/15/30 §	247,912	228
6.469%, 9/15/32 GBP §,¥	200,000	286
QVC, Inc.
4.375%, 3/15/23	2,000,000	2,029
5.450%, 8/15/34	800,000	787
Sands China, Ltd.
4.600%, 8/8/23	300,000	315
5.400%, 8/8/28 b	3,200,000	3,474
Toll Brothers Finance Corp.
4.350%, 2/15/28	100,000	100
4.875%, 3/15/27	1,200,000	1,259
Travis Perkins PLC
4.375%, 9/15/21 GBP §,¥	200,000	262
4.500%, 9/7/23 GBP §,¥	1,900,000	2,475
United Airlines Pass Through Trust, Series 2013-1, Class A
4.300%, 8/15/25	77,757	83

Corporate Bonds (50.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
US Airways Pass-Through Trust, Series 2012- 1, Class A
5.900%, 4/1/26	929,381	1,024
Virgin Australia Pass Through Trust, Series 2013-1A
5.000%, 4/23/25 144A	21,519	22
Volkswagen Bank GmbH
1.250%, 6/10/24 EUR ¥	800,000	928
Volkswagen Financial Services Aktiengesellschaft
0.875%, 4/12/23 EUR ¥	200,000	230
Volkswagen Group of America Finance LLC
4.000%, 11/12/21 144A	2,500,000	2,580
Volkswagen Leasing GmbH
2.625%, 1/15/24 EUR ¥	1,800,000	2,216
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.500%, 3/1/25 144A	4,050,000	4,183
ZF North America Capital, Inc.
4.500%, 4/29/22 144A	436,000	444
4.750%, 4/29/25 144A	2,232,000	2,305

Total		47,165

Consumer, Non-cyclical (2.8%)
AA Bond Co., Ltd.
2.750%, 7/31/43 GBP ¥	100,000	116
2.875%, 7/31/43 GBP §,¥,b	2,900,000	3,504
4.248%, 7/31/43 GBP ¥	800,000	1,030
4.875%, 7/31/43 GBP §,¥	200,000	249
5.500%, 7/31/43 GBP §,¥	400,000	432
Adani Ports & Special Economic Zone, Ltd.
4.375%, 6/3/29 144A	200,000	203
Allergan Funding SCS
1.500%, 11/15/23 EUR ¥	400,000	474
Amgen, Inc.
4.663%, 6/15/51	1,041,000	1,139
Bacardi, Ltd.
4.700%, 5/15/28 144A	2,900,000	3,101
BAT Capital Corp.
3.222%, 8/15/24	100,000	101
3.557%, 8/15/27	700,000	697
Casino Guichard Perrachon SA
1.865%, 6/13/22 EUR §,¥	200,000	192
CVS Pass-Through Trust
4.704%, 1/10/36 144A	419,970	445
5.926%, 1/10/34 144A	714,427	812
7.507%, 1/10/32 144A	73,995	89
Greene King Finance PLC
2.866%, (ICE LIBOR GBP 3 Month plus 2.080%), 3/15/36 GBP §,¥	450,000	449
Hamilton College
4.750%, 7/1/13	100,000	111
HCA, Inc.
4.500%, 2/15/27	100,000	107
4.750%, 5/1/23	2,655,000	2,830
5.375%, 9/1/26	400,000	431
5.625%, 9/1/28	1,800,000	1,948
5.875%, 2/1/29	100,000	110
6.500%, 2/15/20	2,000,000	2,046
Pfizer, Inc.
5.800%, 8/12/23	200,000	228

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (50.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
RAC Bond Co. PLC
4.870%, 5/6/46 GBP §,¥	500,000	621
Tenet Healthcare Corp.
4.500%, 4/1/21	300,000	304
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22	120,000	109
3.650%, 11/10/21	2,600,000	2,502
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	400,000	386
Teva Pharmaceutical Finance Netherlands II BV
1.250%, 3/31/23 EUR §,¥	600,000	606
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	2,300,000	1,995

Total		27,367

Diversified (0.1%)
Co-operative Group Holdings 2011, Ltd.
6.875%, 7/8/20 GBP §,¥	600,000	799

Total		799

Energy (8.0%)
Aker BP ASA
4.750%, 6/15/24 144A	1,000,000	1,031
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
4.250%, 12/1/27	100,000	106
CNOOC Finance 2013, Ltd.
3.000%, 5/9/23	500,000	504
Continental Resources, Inc.
4.375%, 1/15/28	1,400,000	1,474
Dolphin Energy, Ltd.
5.500%, 12/15/21 144A	1,000,000	1,059
El Paso Natural Gas Co. LLC
8.375%, 6/15/32	200,000	269
Energy Transfer Operating LP
4.150%, 10/1/20	400,000	407
4.650%, 6/1/21	200,000	207
5.250%, 4/15/29	100,000	112
7.500%, 7/1/38	100,000	127
Energy Transfer Partners LP
3.600%, 2/1/23	100,000	102
Ensco PLC
5.750%, 10/1/44	200,000	115
8.000%, 1/31/24	80,000	68
Gazprom Neft OAO Via GPN Capital SA
6.000%, 11/27/23 §,b	3,000,000	3,255
Harvest Operations Corp.
2.330%, 4/14/21 144A	2,970,000	2,952
Kinder Morgan Energy Partners LP
6.550%, 9/15/40 b	2,382,000	2,946
Kinder Morgan, Inc.
7.750%, 1/15/32	1,216,000	1,665
Midcontinent Express Pipeline LLC
6.700%, 9/15/19 144A	1,700,000	1,708
Newfield Exploration Co.
5.625%, 7/1/24	2,100,000	2,324
NGPL PipeCo LLC
7.768%, 12/15/37 144A	100,000	127

Corporate Bonds (50.7%)	Shares/ Par +	Value $ (000’s)
Energy continued
Novatek OAO via Novatek Finance, Ltd.
6.604%, 2/3/21 §	200,000	210
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 12/1/21 §	591,244	585
7.350%, 12/1/26 §,Þ	1,513,170	931
Odebrecht Oil & Gas Finance, Ltd.
0.000%, 2/9/18 §	782,000	7
Pertamina Persero PT
6.500%, 11/7/48 144A	3,800,000	4,697
Petrobras Global Finance BV
7.375%, 1/17/27 b	4,100,000	4,709
Petroleos de Venezuela SA
5.375%, 4/12/27 §,j	6,500,000	975
5.500%, 4/12/37 §,j	4,300,000	666
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,¥	1,100,000	1,094
3.750%, 2/21/24 EUR §,¥	400,000	452
4.750%, 2/26/29 EUR §,¥,b	6,700,000	7,276
4.875%, 2/21/28 EUR §,¥	600,000	666
6.500%, 3/13/27	1,700,000	1,676
6.625%, 6/15/38	1,800,000	1,602
QEP Resources, Inc.
5.625%, 3/1/26	700,000	658
QGOG Constellation SA
9.500%, 11/9/24 §	201,001	94
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.838%, 9/30/27 144A	2,300,000	2,608
Regency Energy Partners LP / Regency Energy Finance Corp.
4.500%, 11/1/23	300,000	317
5.000%, 10/1/22	1,100,000	1,169
5.750%, 9/1/20	300,000	308
5.875%, 3/1/22	800,000	858
Reliance Holdings USA, Inc.
4.500%, 10/19/20 §	300,000	307
Rio Oil Finance Trust, Series 2014-1
9.250%, 7/6/24 144A	1,477,212	1,645
9.250%, 7/6/24 §	1,292,561	1,440
Rio Oil Finance Trust, Series 2014-3
9.750%, 1/6/27 §	470,221	540
Rockies Express Pipeline LLC
5.625%, 4/15/20 144A	1,000,000	1,016
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	900,000	935
5.625%, 3/1/25 b	4,900,000	5,486
5.750%, 5/15/24	800,000	889
5.875%, 6/30/26	400,000	457
Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23	100,000	102
Tallgrass Energy Partners LP
5.500%, 1/15/28 144A	8,400,000	8,494
Transocean Guardian, Ltd.
5.875%, 1/15/24 144A	945,000	960
Transocean Poseidon, Ltd.
6.875%, 2/1/27 144A	200,000	211
Williams Partners LP
3.600%, 3/15/22	2,500,000	2,566

Total		77,164

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (50.7%)	Shares/ Par +	Value $ (000’s)
Financial (20.9%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 7/21/27	500,000	497
4.250%, 7/1/20	150,000	152
4.450%, 12/16/21	150,000	156
4.450%, 4/3/26	900,000	949
4.875%, 1/16/24	1,500,000	1,614
5.000%, 10/1/21 b	3,450,000	3,617
Alliance Data Systems Corp.
5.875%, 11/1/21 144A	2,900,000	2,985
Ally Financial, Inc.
3.750%, 11/18/19 b	5,290,000	5,301
4.125%, 3/30/20	537,000	542
4.250%, 4/15/21	246,000	251
8.000%, 11/1/31	1,371,000	1,812
Banco Bilbao Vizcaya Argentina SA
6.750%, (Euro Swap Annual 5 Year plus 6.604%), 12/29/49 EUR §,¥,b	5,200,000	6,075
Banistmo SA
3.650%, 9/19/22 144A	200,000	201
Bank of America Corp.
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	973,000	1,002
4.000%, 4/1/24	1,081,000	1,151
5.875%, (ICE LIBOR USD 3 Month plus 2.931%), 12/31/99 b	4,500,000	4,697
Bank of Ireland
7.375%, (Effective 6/18/20 - Euro Swap Annual 5 Year plus 6.956%), 12/29/49 EUR §,¥	600,000	720
Barclays Bank PLC
7.625%, 11/21/22	2,000,000	2,184
Barclays PLC
2.375%, (GBP Swap Semi-Annual 1 Year plus 1.320%), 10/6/23 GBP §,¥	200,000	254
3.250%, 2/12/27 GBP §,¥	1,500,000	1,942
3.650%, 3/16/25 b	3,100,000	3,116
4.610%, (ICE LIBOR USD 3 Month plus 1.400%), 2/15/23 b	3,100,000	3,212
6.500%, (Euro Swap Annual 5 Year plus 5.875%), 12/29/49 EUR ¥ ,b	3,100,000	3,560
7.000%, (GBP Swap Semi-Annual 5 Year plus 5.084%), 6/15/49 GBP §,¥	800,000	1,024
8.000%, (Euro Swap Annual 5 Year plus 6.750%), 12/15/49 EUR ¥	1,300,000	1,598
BNP Paribas SA
4.705%, (ICE LIBOR USD 3 Month plus 2.235%), 1/10/25 144A	6,400,000	6,878
Cantor Fitzgerald LP
4.875%, 5/1/24 144A	100,000	103
6.500%, 6/17/22 144A	200,000	215
7.875%, 10/15/19 144A	1,500,000	1,519
CIT Group, Inc.
5.000%, 8/15/22	272,000	288
5.000%, 8/1/23	100,000	107
5.250%, 3/7/25	100,000	110
Citigroup, Inc.
3.400%, 5/1/26	600,000	621
Cooperatieve Rabobank UA
5.500%, (Euro Swap Annual 5 Year plus 5.250%), 1/22/49 EUR §,¥	900,000	1,064

Corporate Bonds (50.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
6.625%, (Euro Swap Annual 5 Year plus 6.697%), 12/29/49 EUR §,¥,b	2,600,000	3,270
CPI Property Group SA
2.125%, 10/4/24 EUR §,¥	400,000	465
4.750%, 3/8/23	1,300,000	1,344
Credit Agricole Assurances SA
4.250%, (Euro Swap Annual 5 Year plus 4.500%), 12/31/49 EUR §,¥	2,000,000	2,475
Credit Suisse AG
6.500%, 8/8/23 144A	7,400,000	8,140
6.500%, 8/8/23 §	1,700,000	1,870
Deutsche Annington Finance BV
5.000%, 10/2/23 144A	300,000	316
Deutsche Bank AG
0.180%, (Euribor 3 Month ACT/360 plus 0.500%), 12/7/20 EUR §,¥	700,000	786
3.150%, 1/22/21	400,000	397
3.375%, 5/12/21	2,000,000	1,991
3.751%, (ICE LIBOR USD 3 Month plus 1.230%), 2/27/23	1,600,000	1,542
4.250%, 2/4/21	900,000	908
4.250%, 10/14/21 b	4,500,000	4,559
5.000%, 2/14/22 b	6,000,000	6,183
The Doctors Co.
6.500%, 10/15/23 144A	300,000	323
Emerald Bay SA
0.000%, 10/15/20 144A EUR ¥	3,796,000	4,165
Equinix, Inc.
2.875%, 3/15/24 EUR ¥	1,200,000	1,426
Fairfax Financial Holdings, Ltd.
2.750%, 3/29/28 144A EUR ¥	500,000	609
Freedom Mortgage Corp.
8.125%, 11/15/24 144A	790,000	672
8.250%, 4/15/25 144A	1,000,000	860
10.750%, 4/1/24 144A	700,000	653
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	500,000	493
GE Capital UK Funding Unlimited Co.
5.125%, 5/24/23 GBP ¥	500,000	703
Globalworth Real Estate Investments, Ltd.
3.000%, 3/29/25 EUR ¥	2,000,000	2,410
GLP Capital LP / GLP Financing II, Inc.
5.750%, 6/1/28	400,000	441
The Goldman Sachs Group, Inc.
3.610%, (ICE LIBOR USD 3 Month plus 1.200%), 9/15/20	200,000	202
3.750%, 5/22/25	2,700,000	2,823
3.850%, 7/8/24	1,000,000	1,049
4.000%, 3/3/24	400,000	424
4.291%, (ICE LIBOR USD 3 Month plus 1.770%), 2/25/21	200,000	205
5.750%, 1/24/22	400,000	432
Growthpoint Properties International Pty, Ltd.
5.872%, 5/2/23 144A	300,000	316
HBOS PLC
5.374%, 6/30/21 EUR ¥	600,000	748
The Howard Hughes Corp.
5.375%, 3/15/25 144A	300,000	310

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (50.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
HSBC Holdings PLC
3.600%, 5/25/23	2,100,000	2,184
ING Bank NV
5.800%, 9/25/23 144A	1,700,000	1,880
International Lease Finance Corp.
5.875%, 8/15/22	400,000	436
8.250%, 12/15/20	2,100,000	2,265
8.625%, 1/15/22	400,000	456
Intesa Sanpaolo SpA
5.017%, 6/26/24 144A	2,700,000	2,706
6.500%, 2/24/21 144A	4,100,000	4,314
Jefferies Finance LLC / JFIN Co-Issuer Corp.
6.250%, 6/3/26 144A	1,400,000	1,412
Kennedy Wilson Europe Real Estate PLC
3.950%, 6/30/22 GBP §,¥,b	2,700,000	3,506
Lloyds Banking Group PLC
2.250%, 10/16/24 GBP §,¥	2,000,000	2,548
4.450%, 5/8/25	1,200,000	1,277
Macquarie Group, Ltd.
6.250%, 1/14/21 144A	300,000	316
Morgan Stanley
3.522%, (ICE LIBOR USD 3 Month plus 0.930%), 7/22/22	1,000,000	1,006
4.000%, 7/23/25 b	3,600,000	3,854
Nationwide Building Society
4.363%, (ICE LIBOR USD 3 Month plus 1.392%), 8/1/24 144A	4,500,000	4,696
Navient Corp.
6.625%, 7/26/21	1,300,000	1,376
7.250%, 1/25/22	400,000	432
NN Group NV
4.500%, (Euribor 3 Month ACT/360 plus 4.000%), 7/15/49 EUR §,¥,b	2,600,000	3,261
OMEGA Healthcare Investors, Inc.
4.500%, 1/15/25	100,000	104
4.950%, 4/1/24	100,000	106
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.
6.375%, 12/15/22 144A	200,000	206
Quicken Loans, Inc.
5.250%, 1/15/28 144A	2,900,000	2,886
Royal Bank of Scotland Group PLC
2.000%, (Euribor 3 Month ACT/360 plus 2.039%), 3/8/23 EUR ¥	1,600,000	1,878
2.500%, 3/22/23 EUR §,¥	100,000	121
3.899%, (ICE LIBOR USD 3 Month plus 1.550%), 6/25/24	200,000	200
4.800%, 4/5/26 b	2,800,000	2,994
4.892%, (ICE LIBOR USD 3 Month plus 1.754%), 5/18/29 b	3,700,000	3,949
7.500%, (USD Swap Semi-Annual 5 Year plus 5.800%), 12/29/49	2,600,000	2,665
8.625%, (USD 5 Year Swap Rate plus 7.598%), 12/29/49	2,100,000	2,263
Santander UK Group Holdings PLC
3.125%, 1/8/21	2,100,000	2,110
3.823%, (ICE LIBOR USD 3 Month plus 1.400%), 11/3/28	2,300,000	2,323
6.750%, (GBP Swap Semi-Annual 5 Year plus 5.792%), 12/31/99 GBP §,¥	1,390,000	1,841

Corporate Bonds (50.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
Sberbank of Russia Via SB Capital SA
6.125%, 2/7/22	1,700,000	1,804
Springleaf Finance Corp.
6.125%, 3/15/24	300,000	323
6.875%, 3/15/25	1,900,000	2,080
7.125%, 3/15/26	1,700,000	1,858
Sunac China Holdings, Ltd.
8.350%, 4/19/23	200,000	205
8.375%, 1/15/21	200,000	207
8.625%, 7/27/20	600,000	617
Tesco Property Finance 3 PLC
5.744%, 4/13/40 GBP §,¥	96,858	160
Tesco Property Finance 6 PLC
5.411%, 7/13/44 GBP §,¥,b	2,688,964	4,350
TP ICAP PLC
5.250%, 1/26/24 GBP §,¥	300,000	396
TrustCo Bank Corp.
6.390%, 1/15/50 144A	200,000	205
UBS AG
7.625%, 8/17/22 b	4,400,000	4,935
UBS Group Funding AG
4.125%, 9/24/25 144A	700,000	747
UniCredit SpA
3.750%, 4/12/22 144A	200,000	202
6.497%, (ICE LIBOR USD 3 Month plus 3.900%), 1/14/22 144A	550,000	572
6.572%, 1/14/22 144A	700,000	744
7.830%, 12/4/23 144A	4,200,000	4,774
The Unique Pub Finance Co. PLC
5.659%, 6/30/27 GBP §,¥	501,210	709
7.395%, 3/28/24 GBP §,¥	400,000	567
VEREIT Operating Partnership LP
4.125%, 6/1/21	100,000	103
VIVAT NV
2.375%, 5/17/24 EUR §,¥	200,000	241
Weyerhaeuser Co.
7.375%, 3/15/32	1,500,000	2,096

Total		202,493

Industrial (1.7%)
Aeropuerto Internacional de Tocumen SA
6.000%, 11/18/48 144A	300,000	353
Avolon Holdings Funding, Ltd.
5.125%, 10/1/23 144A	500,000	530
5.500%, 1/15/23 144A	800,000	853
DAE Funding LLC
4.000%, 8/1/20 144A	3,020,000	3,020
5.000%, 8/1/24 144A	400,000	416
Fortress Transportation & Infrastructure
6.750%, 3/15/22 144A	900,000	935
General Electric Co.
0.375%, 5/17/22 EUR ¥	100,000	114
5.550%, 5/4/20	100,000	102
5.550%, 1/5/26	200,000	223
5.875%, 1/14/38	100,000	113
6.875%, 1/10/39	100,000	126
Greif, Inc.
6.500%, 3/1/27 144A	300,000	310
Lima Metro Line 2 Finance, Ltd.
5.875%, 7/5/34 144A	600,000	638

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (50.7%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Pacific National Finance Pty, Ltd.
4.625%, 9/23/20 144A	500,000	510
Park Aerospace Holdings, Ltd.
4.500%, 3/15/23 144A	3,900,000	4,035
5.250%, 8/15/22 144A	650,000	686
5.500%, 2/15/24 144A	400,000	431
Russian Railways Via RZD Capital PLC
7.487%, 3/25/31 GBP §,¥	1,500,000	2,347
Standard Industries, Inc.
4.750%, 1/15/28 144A	950,000	943

Total		16,685

Technology (1.3%)
Dell International LLC / EMC Corp.
5.300%, 10/1/29 144A	4,300,000	4,525
6.020%, 6/15/26 144A	300,000	331
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.450%, 6/15/23 144A	1,100,000	1,186
8.100%, 7/15/36 144A	300,000	368
EMC Corp.
2.650%, 6/1/20	1,600,000	1,591
Fidelity National Information Services, Inc.
4.500%, 10/15/22	395,000	419
NXP BV / NXP Funding LLC
4.875%, 3/1/24 144A	1,700,000	1,822
5.350%, 3/1/26 144A	1,600,000	1,772
Pitney Bowes, Inc.
3.875%, 9/15/20	100,000	100
Quintiles IMS, Inc.
3.250%, 3/15/25 144A EUR ¥	500,000	585

Total		12,699

Utilities (1.2%)
Centrais Electricas Brasileiras SA
6.875%, 7/30/19 §	700,000	701
Dynegy, Inc.
7.375%, 11/1/22	2,328,000	2,412
Edison International
5.750%, 6/15/27	100,000	107
Electricite de France SA
4.500%, 9/21/28 144A	900,000	987
Exelon Generation Co. LLC
4.250%, 6/15/22	500,000	523
FirstEnergy Corp.
7.375%, 11/15/31	400,000	547
Nakilat, Inc.
6.067%, 12/31/33 §	1,000,000	1,166
6.267%, 12/31/33 144A	551,859	633
National Fuel Gas Co.
5.200%, 7/15/25	300,000	324
Perusahaan Listrik Negara PT
5.450%, 5/21/28 144A	3,200,000	3,545
Puget Energy, Inc.
5.625%, 7/15/22	200,000	215

Total		11,160

Total Corporate Bonds (Cost: $477,252)		491,291

Governments (19.5%)	Shares/ Par +	Value $ (000’s)
Governments (19.5%)
Arab Republic of Egypt
4.750%, 4/16/26 144A EUR ¥	1,400,000	1,600
5.625%, 4/16/30 144A EUR ¥	1,550,000	1,721
Argentine Republic Government International Bond
3.375%, 1/15/23 EUR ¥	950,000	839
4.470%, 12/31/38 EUR ¥,b	11,130,000	7,195
5.000%, 1/15/27 EUR §,¥,b	4,900,000	4,056
5.250%, 1/15/28 EUR ¥	250,000	206
54.470%, (Argentina Blended Historical Policy Rate plus 1.000%), 6/21/20 ARS ¥	2,070,000	48
Australian Government
4.250%, 4/21/26 AUD §,¥	2,400,000	2,024
Autonomous Community of Catalonia
4.900%, 9/15/21 EUR ¥	800,000	987
4.950%, 2/11/20 EUR ¥	400,000	467
Banque Centrale de Tunisie International Bond
5.625%, 2/17/24 EUR ¥	300,000	338
Colombia Government International Bond
5.000%, 6/15/45 b	6,000,000	6,621
Dominican Republic International Bond
6.500%, 2/15/48 144A	2,800,000	2,958
6.875%, 1/29/26 §	500,000	564
Ecuador Government International Bond
8.875%, 10/23/27 144A	900,000	936
9.650%, 12/13/26 144A	600,000	650
10.750%, 3/28/22 §	1,300,000	1,459
10.750%, 1/31/29 144A	1,600,000	1,804
Egypt Government International Bond
4.750%, 4/11/25 144A EUR ¥	800,000	928
6.375%, 4/11/31 144A EUR ¥	400,000	462
Export-Import Bank of India
3.375%, 8/5/26	600,000	601
Ghana Government International Bond
7.875%, 3/26/27 144A	600,000	631
8.125%, 3/26/32 144A	400,000	406
8.950%, 3/26/51 144A	600,000	621
Kenya Government International Bond
8.000%, 5/22/32 144A	700,000	740
Oman Government International Bond
6.500%, 3/8/47 §	1,800,000	1,553
6.750%, 1/17/48 144A	2,600,000	2,291
Panama Government International Bond
6.700%, 1/26/36	1,900,000	2,584
8.125%, 4/28/34	100,000	141
Perusahaan Penerbit SBSN Indonesia III
3.400%, 3/29/22 144A	600,000	609
Republic of Costa Rica
7.158%, 3/12/45 §	500,000	501
Republic of Croatia
6.625%, 7/14/20 §,b	5,000,000	5,192
Republic of Indonesia
3.375%, 7/30/25 144A EUR ¥	800,000	1,029
3.750%, 6/14/28 144A EUR ¥	1,900,000	2,578
3.750%, 6/14/28 EUR §,¥,b	2,200,000	2,985
Republic of Kazakhstan
5.125%, 7/21/25 §,b	5,200,000	5,877

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Governments (19.5%)	Shares/ Par +	Value $ (000’s)
Governments continued
Republic of South Africa Government International Bond
5.875%, 9/16/25 b	5,900,000	6,462
The Republic of Trinidad & Tobago
4.500%, 8/4/26 §	400,000	399
Romanian Government International Bond
2.375%, 4/19/27 EUR §,¥	1,600,000	1,971
Russian Federation
5.625%, 4/4/42 §	2,000,000	2,345
Saudi International Bond
2.875%, 3/4/23 144A	600,000	607
4.000%, 4/17/25 144A	3,900,000	4,149
Senegal Government International Bond
4.750%, 3/13/28 144A EUR ¥	100,000	114
6.250%, 5/23/33 144A	400,000	387
State of Qatar
4.500%, 4/23/28 144A	1,100,000	1,230
5.103%, 4/23/48 144A	1,200,000	1,430
Turkey Government International Bond
4.625%, 3/31/25 EUR ¥	1,800,000	2,039
4.875%, 10/9/26 b	4,000,000	3,580
5.125%, 3/25/22 b	12,600,000	12,412
5.125%, 2/17/28 b	4,300,000	3,842
5.750%, 3/22/24	2,400,000	2,341
6.125%, 10/24/28	400,000	377
7.250%, 12/23/23	1,100,000	1,136
7.625%, 4/26/29	400,000	410
Ukraine Government International Bond
6.750%, 6/20/26 144A EUR ¥	600,000	723
7.375%, 9/25/32 §	500,000	491
7.750%, 9/1/19 §,b	3,100,000	3,110
7.750%, 9/1/20 §,b	5,300,000	5,466
8.994%, 2/1/24 144A	1,000,000	1,089
9.750%, 11/1/28 144A	1,300,000	1,467
United Mexican States
4.600%, 1/23/46 b	4,700,000	4,806
4.750%, 3/8/44	600,000	626
US Treasury
2.000%, 5/31/24 b	50,500,000	51,068
2.250%, 2/15/27	150,000	154
2.750%, 2/15/24 b	8,700,000	9,081
Venezuela Government International Bond
6.000%, 12/9/20 §,j	32,000	8
7.000%, 3/31/38 §,j	204,000	52
7.650%, 4/21/25 §,j	1,955,000	513
8.250%, 10/13/24 §,j	356,000	94
9.000%, 5/7/23 §,j	32,000	9
9.250%, 5/7/28 §,j	1,241,000	327
9.375%, 1/13/34 j	1,400,000	410

Total		188,927

Total Governments (Cost: $189,079)		188,927

Municipal Bonds (1.1%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds (1.1%)
American Municipal Power, Inc., Series 2010-B
7.834%, 2/15/41 RB	100,000	159
Bay Area Toll Authority, California, Series 2010
6.918%, 4/1/40 RB	200,000	288
City of Riverside CA Electric Revenue
7.605%, 10/1/40 RB	200,000	312
Irvine Ranch California Water District
6.622%, 5/1/40 RB	100,000	143
Los Angeles County California Public Works Financing Authority
7.618%, 8/1/40 RB	200,000	312
Metropolitan Government of Nashville & Davidson County Tennessee
6.568%, 7/1/37 RB	100,000	139
Municipal Electric Authority of Georgia
6.655%, 4/1/57 RB	99,000	129
New York City Transitional Finance Authority
5.508%, 8/1/37 RB	300,000	384
New York State Urban Development Corp.
5.770%, 3/15/39 RB	100,000	121
Port Authority of New York & New Jersey, Series 165
5.647%, 11/1/40 RB, GO OF AUTH	1,100,000	1,455
Port Authority of New York & New Jersey, Series 168
4.926%, 10/1/51 RB	200,000	252
San Diego County Regional Airport Authority, Series C
6.628%, 7/1/40 RB	100,000	104
San Diego Redevelopment Agency, Series A
7.625%, 9/1/30 RB	100,000	106
State of California
7.950%, 3/1/36 GO	900,000	934
State of Illinois
6.630%, 2/1/35 GO	245,000	283
6.725%, 4/1/35 GO	95,000	110
7.350%, 7/1/35 GO	200,000	236
Texas Public Finance Authority
8.250%, 7/1/24 RB	175,000	176
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467%, 6/1/47 RB	1,070,000	1,080
Tobacco Settlement Financing Corp., Series 2007-A
6.706%, 6/1/46 RB b	3,240,000	3,056
Triborough Bridge & Tunnel Authority
5.550%, 11/15/40 RB, GO OF AUTH	800,000	1,040

Total Municipal Bonds (Cost: $8,483)		10,819

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (13.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities (4.4%)
Accredited Mortgage Loan Trust, Series 2005- 3, Class M3
2.945%, (ICE LIBOR USD 1 Month plus 0.480%), 9/25/35	50,000	49
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1
3.304%, (ICE LIBOR USD 1 Month plus 0.900%), 12/25/34	79,142	78
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2
3.199%, (ICE LIBOR USD 1 Month plus 0.795%), 1/25/35	49,689	50
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4
3.379%, (ICE LIBOR USD 1 Month plus 0.975%), 7/25/35	100,000	101
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C
2.554%, (ICE LIBOR USD 1 Month plus 0.150%), 7/25/36	7,836,117	2,829
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2
3.404%, (ICE LIBOR USD 1 Month plus 1.000%), (AFC), 3/25/35	159,035	154
Aircraft Certificate Owner Trust, Series 2003- 1A, Class E
7.001%, 9/20/22 144A	19,723	20
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1
3.274%, (ICE LIBOR USD 1 Month plus 0.870%), 7/25/34	34,910	35
Apex Credit CLO, Ltd., Series 2018-1A, Class ASR
3.632%, (ICE LIBOR USD 3 Month plus 1.050%), 10/27/28 144A	600,000	599
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1
3.639%, (ICE LIBOR USD 1 Month plus 1.245%), 8/15/33	30,084	30
Asset Backed Securities Corp. Home Equity Loan Trust, Series WMC 2005-HE5, Class M4
3.304%, (ICE LIBOR USD 1 Month plus 0.900%), 6/25/35	200,000	200
Bear Stearns Asset Backed Securities I Trust, Series 2005-SD3, Class 1A
2.894%, (ICE LIBOR USD 1 Month plus 0.490%), 7/25/35	3,953	4
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2
2.690%, (ICE LIBOR USD 1 Month plus 0.200%), 12/25/36	38,023	38
Bear Stearns Asset Backed Securities I Trust, Series 2007-AQ1, Class A1
2.514%, (ICE LIBOR USD 1 Month plus 0.110%), 4/25/31	6,860	10
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A2
2.604%, (ICE LIBOR USD 1 Month plus 0.200%), 4/25/37	87,775	128

Structured Products (13.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1
3.654%, (ICE LIBOR USD 1 Month plus 1.250%), 8/25/37	180,353	181
Carlyle Global Market Strategies, Series 2015-1A, Class A2MZ
2.984%, (ICE LIBOR USD 1 Month plus 0.580%), 1/25/35	784,058	783
Citigroup Mortgage Loan Trust, Series 2005- HE3, Class M2
3.124%, (ICE LIBOR USD 1 Month plus 0.720%), 9/25/35	58,135	58
Citigroup Mortgage Loan Trust, Series 2007- AHL1, Class A2C
2.614%, (ICE LIBOR USD 1 Month plus 0.210%), 12/25/36	100,000	97
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4
3.979%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/34	100,000	97
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6
4.740%, (AFC), 10/25/35	4,285	4
Countrywide Asset-Backed Certificates, Series 2005-AB4, Class 2A4
2.754%, (ICE LIBOR USD 1 Month plus 0.350%), 3/25/36	95,746	87
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5
4.763%, (AFC), 7/25/36	100,000	103
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3
2.574%, (ICE LIBOR USD 1 Month plus 0.170%), 5/25/37	83,885	84
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A
2.544%, (ICE LIBOR USD 1 Month plus 0.140%), 6/25/37	603,386	568
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3
2.694%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/36	52,149	52
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3
2.694%, (ICE LIBOR USD 1 Month plus 0.290%), 8/25/36	90,926	91
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2
2.724%, (ICE LIBOR USD 1 Month plus 0.320%), 2/25/37	900,000	761
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3
2.544%, (ICE LIBOR USD 1 Month plus 0.140%), 7/25/37	40,021	35
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A
3.244%, (ICE LIBOR USD 1 Month plus 0.840%), 10/25/47	2,577,965	2,574

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (13.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A
2.604%, (ICE LIBOR USD 1 Month plus 0.200%), 6/25/47	1,084,850	960
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1
2.954%, (ICE LIBOR USD 1 Month plus 0.550%), (AFC), 5/25/47 144A	2,001,852	1,585
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1
3.024%, (ICE LIBOR USD 1 Month plus 0.620%), 1/25/32	5,061	5
Ellington Loan Acquisition Trust, Series 2007- 2, Class A1
3.454%, (ICE LIBOR USD 1 Month plus 1.050%), 5/25/37 144A	364,984	365
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4
2.554%, (ICE LIBOR USD 1 Month plus 0.150%), 7/25/36	5,098	5
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4
2.544%, (ICE LIBOR USD 1 Month plus 0.140%), 9/25/36	61,895	61
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A5
0.010%, 4/25/36	200,000	179
Fremont Home Loan Trust, Series 2005-2, Class M4
3.334%, (ICE LIBOR USD 1 Month plus 0.930%), 6/25/35	300,000	283
GSAA Home Equity Trust, Series 2006-17, Class A1
2.464%, (ICE LIBOR USD 1 Month plus 0.060%), 11/25/36	59,917	25
GSAMP Trust, Series 2004-WF, Class M2
4.054%, (ICE LIBOR USD 1 Month plus 1.650%), 10/25/34	43,730	42
GSAMP Trust, Series 2007-FM2, Class A2B
2.494%, (ICE LIBOR USD 1 Month plus 0.090%), 1/25/37	211,521	143
GSAMP Trust, Series 2007-NC1, Class A2A
2.454%, (ICE LIBOR USD 1 Month plus 0.050%), 12/25/46	16,440	10
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4
2.744%, (ICE LIBOR USD 1 Month plus 0.340%), 4/25/37	500,000	422
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A2
2.564%, (ICE LIBOR USD 1 Month plus 0.160%), 7/25/37	405,150	275
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4
2.794%, (ICE LIBOR USD 1 Month plus 0.390%), 11/25/35	297,865	293
Lehman XS Trust, Series 2005-4, Class 1A3
3.204%, (ICE LIBOR USD 1 Month plus 0.800%), 10/25/35	14,029	14

Structured Products (13.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4
2.704%, (ICE LIBOR USD 1 Month plus 0.300%), 2/25/36	70,487	61
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4
2.674%, (ICE LIBOR USD 1 Month plus 0.270%), 5/25/46	325,460	152
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A
2.554%, (ICE LIBOR USD 1 Month plus 0.150%), 5/25/36	1,434,078	948
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1
3.304%, (ICE LIBOR USD 1 Month plus 0.900%), 4/25/34	149,109	148
MASTR Asset Backed Securities Trust, Series 2006-FRE2, Class A1
2.554%, (ICE LIBOR USD 1 Month plus 0.150%), 3/25/36 b	13,695,769	11,820
MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A2
2.504%, (ICE LIBOR USD 1 Month plus 0.100%), 8/25/36	2,311,092	958
MASTR Asset Backed Securities Trust, Series 2006-WMC4, Class A5
2.554%, (ICE LIBOR USD 1 Month plus 0.150%), 10/25/36	1,010,829	447
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1
2.854%, (ICE LIBOR USD 1 Month plus 0.450%), 2/25/47	974,097	708
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2
3.109%, (ICE LIBOR USD 1 Month plus 0.705%), 1/25/35	162,120	162
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5
3.394%, (ICE LIBOR USD 1 Month plus 0.990%), 6/25/35	300,000	300
Morgan Stanley ABS Capital I, Inc., Series 2006-HE7, Class A2C
2.564%, (ICE LIBOR USD 1 Month plus 0.160%), 9/25/36	75,187	42
Morgan Stanley ABS Capital I, Inc., Series 2006-HE8, Class A2C
2.544%, (ICE LIBOR USD 1 Month plus 0.140%), 10/25/36	70,873	43
Morgan Stanley ABS Capital I, Inc., Series 2007-HE5, Class A2C
2.654%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/37	69,383	38
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1
3.304%, (ICE LIBOR USD 1 Month plus 0.900%), 7/25/32	3,406	3
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC1, Class M1
3.979%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/32	79,281	80

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (13.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1
3.754%, (ICE LIBOR USD 1 Month plus 1.350%), 2/25/33	31,651	32
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B
2.564%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 9/25/37	587,704	578
Park Place Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005- WCW2, Class M1
3.154%, (ICE LIBOR USD 1 Month plus 0.750%), 7/25/35	15,360	15
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2
3.199%, (ICE LIBOR USD 1 Month plus 0.795%), (AFC), 8/25/35	114,563	113
RAAC Series, Series 2007-RP4, Class A
2.754%, (ICE LIBOR USD 1 Month plus 0.350%), (AFC), 11/25/46 144A	292,209	279
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M3
2.884%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 9/25/35	266,970	269
Residential Asset Securities Corp., Series 2006-EMX1, Class M1
2.814%, (ICE LIBOR USD 1 Month plus 0.410%), (AFC), 1/25/36	101,023	101
Residential Asset Securities Corp., Series 2007-KS1, Class A3
2.554%, (ICE LIBOR USD 1 Month plus 0.150%), (AFC), 1/25/37	175,751	175
Residential Asset Securities Corp., Series 2007-KS3, Class AI4
2.744%, (ICE LIBOR USD 1 Month plus 0.340%), (AFC), 4/25/37	1,600,000	1,553
Saxon Asset Securities Trust, Series 2006-1, Class M1
2.869%, (ICE LIBOR USD 1 Month plus 0.465%), (AFC), 3/25/36	400,000	368
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2
3.364%, (ICE LIBOR USD 1 Month plus 0.960%), 1/25/36	81,610	65
SLM Private Education Loan Trust, Series 2010-A, Class 1A
5.450%, (Prime Rate by Country United States less 0.050%), 5/16/44 144A	3,467	4
SLM Private Education Loan Trust, Series 2011-B, Class A3
4.644%, (ICE LIBOR USD 1 Month plus 2.250%), 6/16/42 144A	100,000	101
Soundview Home Loan Trust, Series 2005-3, Class M3
3.229%, (ICE LIBOR USD 1 Month plus 0.825%), 6/25/35	76,675	76
Soundview Home Loan Trust, Series 2006-2, Class M2
2.754%, (ICE LIBOR USD 1 Month plus 0.350%), 3/25/36	400,000	391

Structured Products (13.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Soundview Home Loan Trust, Series 2006-3, Class A3
2.564%, (ICE LIBOR USD 1 Month plus 0.160%), 11/25/36	198,893	197
Soundview Home Loan Trust, Series 2006- OPT2, Class A4
2.684%, (ICE LIBOR USD 1 Month plus 0.280%), 5/25/36	200,000	195
Soundview Home Loan Trust, Series 2006- OPT3, Class M1
2.714%, (ICE LIBOR USD 1 Month plus 0.310%), 6/25/36 b	6,805,533	4,880
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3
3.379%, (ICE LIBOR USD 1 Month plus 0.975%), 12/25/35	297,039	297
Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1
3.379%, (ICE LIBOR USD 1 Month plus 0.975%), 10/25/33	195,716	196
Structured Asset Investment Loan Trust, Series 2005-5, Class M2
3.094%, (ICE LIBOR USD 1 Month plus 0.690%), 6/25/35	12,950	13
Structured Asset Investment Loan Trust, Series 2005-7, Class M2
3.169%, (ICE LIBOR USD 1 Month plus 0.765%), 8/25/35	500,000	497
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3
2.554%, (ICE LIBOR USD 1 Month plus 0.150%), 9/25/36	24,085	23
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2001-WF1, Class A 6
2.614%, (ICE LIBOR USD 1 Month plus 0.210%), 2/25/37	116,386	115
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4
2.574%, (ICE LIBOR USD 1 Month plus 0.170%), 12/25/36	410,171	398
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A
2.664%, (ICE LIBOR USD 1 Month plus 0.260%), 3/25/36 144A	1,475,783	1,457
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 1A
2.554%, (ICE LIBOR USD 1 Month plus 0.150%), 1/25/37	178,529	148

Total		43,013

Mortgage Securities (8.9%)
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
4.044%, (ICE LIBOR USD 6 Month plus 1.500%), (AFC), 9/25/45	2,161	2
Banc of America Funding Trust, Series 2005- H, Class 5A1
4.870%, (CSTR), 11/20/35	168,434	161
Banc of America Funding Trust, Series 2006- J, Class 4A1
4.648%, (CSTR), 1/20/47	72,088	70

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (13.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Banc of America Funding Trust, Series 2007- 6, Class A1
2.694%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/37	79,659	76
Barclays Capital LLC, Series 2009-RR14, Class 2A2
4.003%, (CSTR), 7/26/36 144A	35,686	33
Barclays Capital LLC, Series 2009-RR5, Class 3A3
6.227%, (CSTR), 8/26/36 144A	2,987,802	2,156
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A
4.533%, (CSTR), 7/25/34	5,626	6
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1
3.999%, (CSTR), 11/25/36	192,443	174
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3
6.000%, 9/25/37	5,597	6
Citigroup Mortgage Loan Trust, Series 2007- 10, Class 22AA
4.291%, (CSTR), 9/25/37	15,571	15
Citigroup Mortgage Loan Trust, Series 2007- 10, Class 2A3A
4.643%, (CSTR), 9/25/37	66,938	67
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1
5.750%, 1/25/35	21,533	22
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
2.713%, (ICE LIBOR USD 1 Month plus 0.330%), 11/20/35	7,463	7
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
3.984%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36	20,219	21
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3
5.500%, 1/25/36	215,521	192
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1
6.500%, 8/25/32	7,345	8
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13
6.000%, 2/25/37	146,538	92
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1
2.904%, (ICE LIBOR USD 1 Month plus 0.500%), 4/25/36	495,730	248
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1
4.205%, (CSTR), 5/25/36	16,235	15
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B
2.573%, (ICE LIBOR USD 1 Month plus 0.190%), 9/20/46	22,252	19
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A
2.578%, (ICE LIBOR USD 1 Month plus 0.195%), 12/20/46	38,819	35

Structured Products (13.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1
2.593%, (ICE LIBOR USD 1 Month plus 0.210%), 5/20/46	493,801	414
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
2.593%, (ICE LIBOR USD 1 Month plus 0.210%), 7/20/46	11,890	9
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A
2.564%, (ICE LIBOR USD 1 Month plus 0.160%), 12/25/46	537	1
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2
6.000%, 5/25/37	277,446	195
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1
2.544%, (ICE LIBOR USD 1 Month plus 0.140%), 4/25/47	45,475	43
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1
3.806%, (CSTR), 10/25/35	17,360	15
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1
4.405%, (CSTR), 12/20/35	8,241	7
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-16, Class 2A1
6.500%, 11/25/36	24,350	17
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1
6.000%, 5/25/36	188,794	154
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1
3.464%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.960%), 4/25/46	41,894	21
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A2
2.674%, (ICE LIBOR USD 1 Month plus 0.270%), 4/25/46	1,110,201	498
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HYB1, Class 3A1
3.865%, (CSTR), 3/25/37	13,045	12
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1
6.500%, 4/25/33	1,201	1
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3
5.500%, 12/25/35	540,483	519
EMF-NL BV, Series 2008-APRX, Class A2
0.490%, (Euribor 3 Month ACT/360 plus 0.800%), 4/17/41 EUR §	174,414	190
Eurosail-NL BV, Series 2007-NL2X, Class A
1.190%, (Euribor 3 Month ACT/360 plus 1.500%), 10/17/40 EUR §	109,592	124
Federal National Mortgage Association TBA
3.000%, 9/12/49	12,000,000	12,078
3.500%, 8/13/49	47,800,000	48,840
3.500%, 9/12/49	9,300,000	9,499

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (13.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2003-W6, Class F
2.827%, (ICE LIBOR USD 1 Month plus 0.350%), 9/25/42	20,615	20
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5
5.750%, 5/25/37	284,071	206
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1
4.898%, (CSTR), 9/25/35	6,165	6
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6
6.000%, 2/25/36	123,919	103
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1
4.396%, (CSTR), 1/25/36	2,466	3
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1
4.152%, (CSTR), 3/25/47	12,074	11
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A
2.700%, (ICE LIBOR USD 1 Month plus 0.310%), (AFC), 11/19/35	12,916	12
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A
2.870%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 6/19/35	25,935	26
HomeBanc Mortgage Trust, Series 2005-1, Class A1
2.654%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/35	7,845	7
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A
2.624%, (ICE LIBOR USD 1 Month plus 0.220%), 11/25/35	1,250,123	1,132
Impac Secured Assets Trust, Series 2007-1, Class A2
2.564%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 3/25/37	98,877	92
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1
4.403%, (CSTR), 10/25/34	23,163	24
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A
2.884%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 7/25/35	2,386	2
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A
2.704%, (ICE LIBOR USD 1 Month plus 0.300%), 7/25/35	14,581	14
JP Morgan Mortgage Trust, Series 2005- ALT1, Class 2A1
4.248%, (CSTR), 10/25/35	12,527	12
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1
4.563%, (CSTR), 7/25/35	12,163	12
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1
3.970%, (CSTR), 6/25/37	72,997	64

Structured Products (13.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1
2.600%, (ICE LIBOR USD 1 Month plus 0.170%), 2/25/37	3,456	4
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3
2.784%, (ICE LIBOR USD 1 Month plus 0.380%), 8/25/35	21,084	21
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1
3.996%, (CSTR), 12/25/35	191,932	179
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A
4.501%, (CSTR), 2/25/36	3,814	4
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1
4.103%, (CSTR), 5/25/36	17,719	16
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A
4.413%, (CSTR), 7/25/35	36,662	35
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1
4.714%, (CSTR), 8/25/35	7,762	8
Nomura Resecuritization Trust, Series 2014- 1R, Class 2A1
5.363%, (ICE LIBOR USD 1 Month plus 0.130%), 2/26/37 144A	562,568	563
Residential Accredit Loans, Inc., Series 2005- QA3, Class NB2
4.941%, (CSTR), 3/25/35	108,609	101
Residential Accredit Loans, Inc., Series 2006- QA7, Class 1A1
2.594%, (ICE LIBOR USD 1 Month plus 0.190%), 8/25/36	11,615	11
Residential Accredit Loans, Inc., Series 2006- QA8, Class A1
2.594%, (ICE LIBOR USD 1 Month plus 0.190%), 9/25/36	26,674	25
Residential Accredit Loans, Inc., Series 2007- QA1, Class A1
2.544%, (ICE LIBOR USD 1 Month plus 0.140%), 1/25/37	23,487	23
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2
6.500%, 4/25/37	3,579,687	1,729
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1
2.724%, (ICE LIBOR USD 1 Month plus 0.320%), 10/25/35	69,996	67
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
3.732%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36	591,774	588
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1
2.584%, (ICE LIBOR USD 1 Month plus 0.180%), (AFC), 7/25/46	264,376	246

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (13.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-1, Class 1A1
2.754%, (ICE LIBOR USD 1 Month plus 0.350%), 2/25/35	21,742	21
Suntrust Alternative Loan Trust, Series 2005- 1F, Class 1A1
3.054%, (ICE LIBOR USD 1 Month plus 0.650%), 12/25/35	19,160	16
Towd Point Mortgage Funding, Series 2019- GR4A, Class A1
1.855%, (ICE LIBOR GBP 3 Month plus 1.025%), 10/20/51 144A GBP	3,000,000	3,820
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6
4.512%, (CSTR, AFC), 2/25/33	1,075	1
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3
3.848%, (CSTR), 10/25/36	30,306	28
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1
4.229%, (CSTR), 3/25/36	266,828	261
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1
3.905%, (CSTR), 8/25/36	13,219	13
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1
3.897%, (CSTR), 2/25/37	4,958	5
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2
3.204%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.700%), 4/25/47	421,793	354
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1
4.891%, (CSTR), 7/25/37	56,183	53
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 1A1
5.085%, (CSTR), 3/25/35	19,654	20
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1
5.178%, (CSTR), 7/25/36	143,884	146
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1
5.188%, (CSTR), 4/25/36	69,119	69
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 1A3
4.934%, (CSTR), 4/25/36	1,388	1
Wells Fargo Mortgage Backed Securities Trust, Series 2007-11, Class A81
6.000%, 8/25/37	103,009	104
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1
4.803%, (CSTR), 11/25/37	58,735	57

Total		86,397

Total Structured Products (Cost: $125,766)		129,410

Bank Loan Obligations (2.6%)	Shares/ Par +	Value $ (000’s)
Bank Loan Obligations (2.6%)
Altice France SA, 5.249%, (US LIBOR plus 2.750%), 7/31/25	199,491	190
CenturyLink, Inc., 5.150%, (ICE LIBOR USD 3 Month plus 2.750%), 1/31/25	1,871,500	1,825
Charter Communications Operating LLC, 4.330%, (ICE LIBOR USD 3 Month plus 2.000%), 4/30/25	3,467,801	3,461
CommScope, Inc., 5.650%, (US LIBOR plus 3.250%), 4/6/26	500,000	499
Dell International LLC, 4.410%, (ICE LIBOR USD 3 Month plus 2.000%), 9/7/23	1,531,373	1,522
Enterprise Merger Sub, Inc., 6.150%, (US LIBOR plus 2.000%), 10/10/25	497,500	431
Grifols SA, 4.640%, (ICE LIBOR USD 3 Month plus 2.250%), 1/31/25	684,250	682
Hilton Worldwide Finance, 4.150%, 06/22/26	1,120,295	1,120
INEOS Finance PLC, 2.500%, (Euribor 3 Month plus 2.000%), 3/31/24 EUR¥	3,447,500	3,899
Jefferies Finance LLC, 6.250%, 05/21/26	100,000	100
Las Vegas Sands LLC, 4.150%, (ICE LIBOR USD 3 Month plus 1.750%), 3/27/25	673,219	668
Pacific Gas & Electric Co., 4.690%, (US LIBOR plus 2.250%), 12/31/20	4,500,000	4,494
PCF GmbH, 5.000%, (Euribor 3 Month plus 5.000%), 8/1/24 EUR¥	2,800,000	3,102
Sigma Bidco BV, 3.500%, (Euribor 3 Month plus 3.500%), 7/2/25 EUR¥	1,600,000	1,780
Valeant Pharmaceuticals International, Inc., 5.410%, (US LIBOR plus 3.000%), 6/2/25	367,994	368
Ziggo Secured Finance Partnership, 4.980%, (US LIBOR plus 2.500%), 4/15/25	1,000,000	979

Total Bank Loan Obligations (Cost: $25,861)		25,120

Short-Term Investments (35.0%)
Commercial Paper (0.9%)
Bank of Montreal
0.000%, 7/12/19 CAD¥,b	400,000	305
0.000%, 7/19/19 CAD¥,b	200,000	153
0.000%, 7/24/19 CAD¥,b	100,000	76
0.000%, 7/26/19 CAD¥,b	200,000	153
0.000%, 7/31/19 CAD¥,b	1,700,000	1,296
Bank of Nova Scotia
0.000%, 7/22/19 CAD¥,b	1,000,000	763
0.000%, 7/25/19 CAD¥,b	200,000	153
0.000%, 7/26/19 CAD¥,b	200,000	152
Canadian Imperial Bank of Commerce
0.000%, 7/12/19 CAD¥,b	400,000	305
HSBC Bank
0.000%, 7/11/19 CAD¥,b	800,000	610
0.000%, 7/24/19 CAD¥,b	400,000	305
0.000%, 7/25/19 CAD¥,b	200,000	153
0.000%, 7/26/19 CAD¥,b	300,000	229
Royal Bank of Canada
0.000%, 7/2/19 CAD¥,b	700,000	535
0.000%, 7/11/19 CAD¥,b	400,000	305
0.000%, 7/22/19 CAD¥,b	500,000	381
0.000%, 7/25/19 CAD¥,b	200,000	153
0.000%, 7/26/19 CAD¥,b	800,000	610
0.000%, 7/31/19 CAD¥,b	1,000,000	762

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Short-Term Investments (35.0%)	Shares/ Par +	Value $ (000’s)
Commercial Paper continued
The Toronto-Dominion Bank
0.000%, 7/2/19 CAD¥,b	1,000,000	763
0.000%, 7/16/19 CAD¥,b	100,000	76
0.000%, 7/19/19 CAD¥,b	300,000	229
0.000%, 7/22/19 CAD¥,b	400,000	305
0.000%, 7/24/19 CAD¥,b	500,000	381
0.000%, 7/26/19 CAD¥,b	200,000	153

Total		9,306

Governments (2.0%)
Brazil Letras do Tesouro Nacional
0.000%, 10/1/19 BRL¥,b	12,300,000	3,152
0.000%, 1/1/20 BRL¥,b	12,500,000	3,158
0.000%, 4/1/20 BRL¥,b	12,700,000	3,167
Hellenic Republic Treasury Bill
0.000%, 8/30/19 EUR¥,b	3,700,000	4,205
0.000%, 10/4/19 EUR¥	4,600,000	5,225
0.000%, 12/6/19 EUR¥,b	200,000	227

Total		19,134

Money Market Funds (6.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310%#	58,719,622	58,720

Total		58,720

Short-Term Investments (35.0%)	Shares/ Par +	Value $ (000’s)
Repurchase Agreements (26.0%)

Barclays Capital, Inc. repurchase (Purchased 6/28/19, to be repurchased at $100,006,861, collateralized by US Treasury, 2.250%, due 11/15/24, par and fair value of $99,391,000 and $101,662,240, respectively)

2.470%, 7/2/19	100,000,000	100,000
BNP Paribas repurchase (Purchased 6/28/19, to be repurchased at $52,511,156, collateralized by US Treasury, 2.750%, due 4/30/23, par and fair value of $51,455,700 and $53,369,209, respectively)
2.550%, 7/1/19	52,500,000	52,500
JP Morgan repurchase (Purchased 6/27/19, to be repurchased at $100,023,333, collateralized by US Treasury, 1.625%, due 5/15/26, par and fair value of $103,670,000 and $101,928,668, respectively)
3.500%, 7/1/19	100,000,000	100,000

Total		252,500

Total Short-Term Investments (Cost: $339,445)		339,660

Total Investments (122.2%) (Cost: $1,165,886)@		1,185,227

Other Assets, Less Liabilities (-22.2%)		(215,363)

Net Assets (100.0%)		969,864

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Euro-Bobl Future	Long	EUR	10,400	104	9/19	$15,899	$90	$8
Euro-Btp Italian Government Bond Future	Long	EUR	8,400	84	9/19	12,828	9	52
Euro-Schatz Future	Long	EUR	5,900	59	9/19	7,533	11	1
Five-Year US Treasury Note Future	Long	USD	53,400	534	9/19	63,095	897	–
Ten-Year US Treasury Note Future	Long	USD	70,400	704	9/19	90,090	1,373	22
Ultra Long Term US Treasury Bond Future	Long	USD	19,000	190	9/19	33,737	622	(92)

							$3,002	$(9)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month USD-LIBOR	2.500%	12/21	120,900	USD	$(1,998)	$(10)	$(2,008)	$(11)
3-Month USD-LIBOR	2.500%	12/24	57,700	USD	(2,096)	(26)	(2,122)	(25)
6-Month Euribor	0.750%	9/29	2,900	EUR	(171)	(12)	(183)	(3)
6-Month Euribor	1.250%	9/49	900	EUR	(42)	(108)	(150)	1
6-Month GBP-LIBOR	1.500%	9/29	600	GBP	(4)	(28)	(32)	2
6-Month GBP-LIBOR	1.500%	9/49	600	GBP	10	(61)	(51)	4
6-Month Euribor	1.000%	12/49	5,400	EUR	(424)	(26)	(450)	7

					$(4,725)	$(271)	$(4,996)	$(25)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month Canada Bankers Acceptances	2.500%	6/29	8,600	CAD	$115	$284	$399	$1
3-Month USD-LIBOR	3.000%	6/29	2,700	USD	159	98	257	(3)
3-Month USD-LIBOR	2.995%	5/28	9,300	USD	–	816	816	(12)
3-Month USD-LIBOR	2.750%	12/29	31,900	USD	2,297	(5)	2,292	(5)
					$2,571	$1,193	$3,764	$(19)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX Emerging Markets Index	1.000%	6/24	1.690%	79,800	USD	$(3,696)	$1,178	$(2,518)	$81
Markit CDX North America High Yield Index	5.000%	6/24	3.258%	61,900	USD	3,655	1,007	4,662	53
Markit CDX North America Investment Grade Index	1.000%	6/24	0.549%	61,900	USD	1,060	264	1,324	37
Markit CDX North America Investment Grade Index	1.000%	12/23	0.477%	3,400	USD	33	43	76	2
						$1,052	$2,492	$3,544	$173

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
AT&T, Inc.	1.000%	6/24	0.913%	300	USD	$(1)	$2	$1	$	–p
Casino Guichard Perrachon SA	1.000%	12/20	9.355%	2,600	EUR	(128)	(188)	(316)		28
Casino Guichard Perrachon SA	1.000%	12/21	9.025%	1,000	EUR	(59)	(125)	(184)		14
Casino Guichard Perrachon SA	1.000%	6/23	8.685%	500	EUR	(63)	(65)	(128)		6
Casino Guichard Perrachon SA	1.000%	12/23	8.602%	600	EUR	(94)	(72)	(166)		6
Ford Motor Co.	5.000%	6/23	1.529%	4,000	USD	544	(22)	522		6
Ford Motor Co.	5.000%	12/23	1.805%	200	USD	33	(6)	27		–p
Ford Motor Co.	5.000%	12/23	1.805%	800	USD	105	2	107		1
Ford Motor Credit Co.	5.000%	12/23	1.838%	400	USD	46	7	53		1
Ford Motor Credit Co.	5.000%	12/22	1.448%	200	USD	26	(2)	24		–p
Frontier Communications Corp.	5.000%	6/20	38.762%	600	USD	(24)	(123)	(147)		(2)
General Electric Co.	1.000%	12/23	0.809%	2,800	USD	(124)	147	23		1
General Electric Co.	1.000%	6/24	0.928%	1,000	USD	(1)	4	3		1
Marks & Spencer PLC	1.000%	12/23	1.607%	200	EUR	(6)	–	(6)		–p
Marks & Spencer PLC	1.000%	12/22	1.214%	2,900	EUR	(27)	2	(25)		1
Navient Corp.	5.000%	12/22	1.914%	100	USD	7	3	10		–p
Telefonica Emisiones SAU	1.000%	6/24	0.618%	1,000	EUR	16	6	22		1
Telefonica Emisiones SAU	1.000%	12/23	0.544%	3,200	EUR	(5)	81	76		1
Volkswagen International Finance	1.000%	6/24	0.837%	700	EUR	4	2	6		–p
						$249	$(347)	$(98)		$65

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Buy Protection

Reference Entity	Pay Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Koninklijke KPN NV	1.000%	12/23	1.021%	(800)	EUR	$5	$(4)	$1	$	–p
						$5	$(4)	$1	$	–p

Written Options

Description	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call - Five-Year US Treasury Future	USD	91	$119.000	7/19	91	$(12)
Call - Ten-Year US Treasury Note Future	USD	63	128.000	7/19	63	(38)
Call - Ten-Year US Treasury Note Future	USD	62	129.000	7/19	62	(17)
Put - Five-Year US Treasury Future	USD	91	117.000	7/19	91	(6)
Put - Ten-Year US Treasury Note Future	USD	63	125.000	7/19	63	(2)
Put - Ten-Year US Treasury Note Future	USD	62	126.500	7/19	62	(9)
(Premiums Received $106)						$(84)

	Financial Derivative Assets				Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$255	$83	$338	$(61)	$(92)	$(153)	$(84)

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	BNP Paribas SA	ARS	4,124	93	7/19	$11	$—	$11
Buy	HSBC Bank USA NA	ARS	98,080	2,208	7/19	232	—	232
Sell	BNP Paribas SA	ARS	112,369	2,501	8/19	17	—	17
Sell	Goldman Sachs International	AUD	2,619	1,839	7/19	—	(16)	(16)
Buy	Bank of America NA	BRL	4,491	1,166	8/19	5	—	5
Buy	Goldman Sachs International	BRL	9,698	2,518	8/19	13	—	13
Buy	HSBC Bank USA NA	BRL	4,535	1,178	8/19	7	—	7
Sell	Goldman Sachs International	BRL	12,300	3,175	10/19	—	(55)	(55)
Sell	Goldman Sachs International	BRL	12,500	3,201	1/20	—	(52)	(52)
Sell	Goldman Sachs International	BRL	12,700	3,227	4/20	—	(51)	(51)
Sell	Bank of America NA	CAD	1,700	1,298	7/19	—	(8)	(8)
Sell	HSBC Bank USA NA	CAD	1,200	917	7/19	—	(15)	(15)
Sell	HSBC Bank USA NA	CAD	800	611	7/19	—	(10)	(10)
Sell	HSBC Bank USA NA	CAD	100	76	7/19	—	(1)	(1)
Sell	JP Morgan Chase Bank NA	CAD	200	153	7/19	—	(1)	(1)
Sell	Royal Bank of Scotland PLC	CAD	300	229	7/19	—	(1)	(1)
Sell	JP Morgan Chase Bank NA	CAD	1,400	1,070	7/19	—	(7)	(7)
Sell	Royal Bank of Scotland PLC	CAD	500	382	7/19	—	(2)	(2)
Sell	Goldman Sachs International	CAD	500	382	7/19	—	(1)	(1)
Sell	Royal Bank of Scotland PLC	CAD	500	382	7/19	—	(2)	(2)
Sell	Goldman Sachs International	CAD	200	153	7/19	—	—p	—p
Sell	Royal Bank of Scotland PLC	CAD	400	306	7/19	—	(2)	(2)
Sell	Goldman Sachs International	CAD	1,000	764	7/19	—	(1)	(1)
Sell	JP Morgan Chase Bank NA	CAD	400	306	7/19	—	(2)	(2)
Sell	Royal Bank of Scotland PLC	CAD	300	229	7/19	—	—p	—p
Sell	Royal Bank of Scotland PLC	CAD	2,700	2,063	7/19	—	(1)	(1)
Buy	BNP Paribas SA	CNH	32,689	4,756	9/19	3	—	3
Sell	HSBC Bank USA NA	CNH	32,570	4,738	9/19	—	(51)	(51)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Forward Contracts (continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Bank of America NA	EUR	116,070	131,984	7/19	$81	$—	$81
Buy	BNP Paribas SA	EUR	7,108	8,082	7/19	35	—	35
Sell	Barclays Bank PLC	EUR	1,345	1,529	7/19	—	(9)	(9)
Sell	BNP Paribas SA	EUR	285	324	7/19	—	(4)	(4)
Sell	Goldman Sachs International	EUR	121,548	138,213	7/19	—	(2,568)	(2,568)
Sell	Bank of America NA	EUR	116,070	132,323	8/19	—	(84)	(84)
Buy	Bank of America NA	GBP	840	1,067	7/19	2	—	2
Buy	BNP Paribas SA	GBP	44,552	56,579	7/19	84	—	84
Buy	HSBC Bank USA NA	GBP	1,801	2,287	7/19	6	—	6
Sell	Bank of America NA	GBP	46,353	58,866	7/19	—	(226)	(226)
Sell	BNP Paribas SA	GBP	43,194	54,940	8/19	—	(71)	(71)
Buy	Barclays Bank PLC	IDR	17,113,327	1,201	9/19	2	—	2
Buy	Goldman Sachs International	IDR	35,269,665	2,475	9/19	6	—	6
Buy	JP Morgan Chase Bank NA	IDR	16,696,827	1,172	9/19	3	—	3
Buy	UBS AG	JPY	40,900	379	7/19	—	(1)	(1)
Sell	JP Morgan Chase Bank NA	JPY	40,900	379	7/19	—	(4)	(4)
Sell	UBS AG	JPY	40,900	380	8/19	1	—	1
Buy	Bank of America NA	KRW	2,024,671	1,758	9/19	7	—	7
Buy	JP Morgan Chase Bank NA	KRW	3,487,980	3,028	9/19	9	—	9
Buy	Royal Bank Of Canada	KRW	6	0	9/19	—p	—	—p
Sell	BNP Paribas SA	KRW	5,599,487	4,861	9/19	—	(138)	(138)
Buy	JP Morgan Chase Bank NA	MXN	1,527	79	8/19	1	—	1
Buy	Barclays Bank PLC	MXN	41,362	2,118	10/19	3	—	3
Sell	Royal Bank of Scotland PLC	MXN	302	16	8/19	—	—p	—p
Sell	HSBC Bank USA NA	MXN	41,362	2,118	10/19	—	(7)	(7)
Buy	BNP Paribas SA	PLN	18,101	4,850	7/19	—p	—	—p
Buy	Goldman Sachs International	RUB	589,729	9,308	7/19	210	(14)	196
Buy	BNP Paribas SA	RUB	5,481	86	8/19	2	—	2
Sell	Goldman Sachs International	RUB	290,941	4,562	8/19	—	(143)	(143)
Buy	HSBC Bank USA NA	SGD	6,469	4,787	9/19	16	—	16
Sell	Bank of America NA	SGD	6,454	4,776	9/19	—	(61)	(61)
Buy	Bank of America NA	TWD	73,459	2,375	9/19	—	(9)	(9)
Buy	BNP Paribas SA	TWD	73,452	2,375	9/19	—	(11)	(11)
Sell	Bank of America NA	TWD	26,760	868	11/19	—	(15)	(15)
Sell	HSBC Bank USA NA	TWD	85,984	2,790	11/19	—	(43)	(43)
Sell	JP Morgan Chase Bank NA	TWD	34,458	1,118	11/19	—	(16)	(16)
Buy	Goldman Sachs International	ZAR	68,512	4,861	7/19	28	—	28
						$784	$(3,703)	$(2,919)

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Federative Republic of Brazil	Goldman Sachs International	1.000%	6/24	1.496%	USD	1,700	$(53)	$14	$(39)
Federative Republic of Brazil	Barclays Bank PLC	1.000%	6/22	0.981%	USD	100	(3)	3	–p
Federative Republic of Brazil	HSBC Bank USA NA	1.000%	6/24	1.496%	USD	500	(14)	2	(12)
Park Aerospace Holdings, Ltd.Æ	UBS AG	5.000%	7/20	0.040%	USD	200	4	4	8
Republic of Indonesia	HSBC Bank USA NA	1.000%	12/24	1.023%	USD	9,500	(62)	51	(11)
Republic of Peru	Barclays Bank PLC	1.000%	3/23	0.337%	USD	1,100	(12)	38	26
Russian Federation	Goldman Sachs International	1.000%	9/20	0.571%	USD	400	(11)	13	2

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Russian Federation	Goldman Sachs International	1.000%	9/20	0.571%	USD	900	$(21)	$26	$5
Russian Federation	Goldman Sachs International	1.000%	6/22	0.792%	USD	2,100	(36)	49	13
Russian Federation	HSBC Bank USA NA	1.000%	6/21	0.640%	USD	4,200	(119)	148	29
Russian Federation	JP Morgan Chase Bank NA	1.000%	9/20	0.571%	USD	1,500	(40)	48	8
United Mexican States	BNP Paribas SA	1.000%	6/24	1.110%	USD	100	(2)	1	(1)
United Mexican States	Goldman Sachs International	1.000%	6/23	0.866%	USD	1,400	(9)	16	7
United Mexican States	HSBC Bank USA NA	1.000%	12/23	1.002%	USD	1,100	(16)	16	–p
United Mexican States	HSBC Bank USA NA	1.000%	6/24	1.110%	USD	1,700	(26)	17	(9)
United Mexican States	JP Morgan Chase Bank NA	1.000%	12/22	0.776%	USD	500	(12)	16	4
United Mexican States	JP Morgan Chase Bank NA	1.000%	12/23	1.002%	USD	200	(2)	2	–p

							$(434)	$464	$30

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
iBoxx USD Liquid High Yield Index	JP Morgan Chase Bank NA	3-Month USD-LIBOR	iBoxx USD Liquid High Yield Index	12/19	31	$259	$259

						$259	$259

Written Options

Description	Counterparty	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call - CME Interest Rate Swaption	Goldman Sachs International	USD	9,700	$1.640	7/19	9,700,000	$(15)
Call - CME Interest Rate Swaption	Morgan Stanley Capital Services	USD	5,100	1.860	7/19	5,100,000	(15)
Call - CME Interest Rate Swaption	Morgan Stanley Capital Services	USD	5,000	2.130	7/19	5,000,000	(71)
Put - CME Interest Rate Swaption	Goldman Sachs International	USD	9,700	2.000	7/19	9,700,000	(4)
Put - CME Interest Rate Swaption	Morgan Stanley Capital Services	USD	5,100	2.160	7/19	5,100,000	(7)

(Premiums Received $81)							$(112)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$784	$361	$1,145	$(3,703)	$(112)	$(72)	$(3,887)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the value of these securities (in thousands) was $220,146 representing 22.7% of the net assets.

¥	Foreign Bond — par value is foreign denominated
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2019, the aggregate value of these securities was $132,494 (in thousands), representing 13.7% of net assets.

b

Cash or securities with an aggregate value of $307,005 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2019.

Þ	PIK - Payment In Kind. PIK rate of Odebrecht Drilling Norbe VIII/IX, Ltd. 7.350%
f	Defaulted Security
#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,164,421 and the net unrealized appreciation of investments based on that cost was $23,104 which is comprised of $46,191 aggregate gross unrealized appreciation and $23,088 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.
Æ	Security valued using significant unobservable inputs.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Bank Loan Obligations	$—	$25,120	$—
Municipal Bonds	—	10,819	—
Corporate Bonds	—	491,291	—
Governments	—	188,927	—
Structured Products	—	129,410	—
Short-Term Investments
Money Market Funds	58,720	—	—
All Others	—	280,940	—
Other Financial Instruments^
Futures	3,002	—	—
Forward Currency Contracts	—	784	—
Total Return Swaps	—	259	—
Interest Rate Swaps	—	3,764	—
Credit Default Swaps	—	7,031	8

Total Assets:	$61,722	$1,138,345	$8

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(3,703)	—
Written Options	(84)	(112)	—
Interest Rate Swaps	—	(4,996)	—
Credit Default Swaps	—	(3,562)	—

Total Liabilities:	$(84)	$(12,373)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio (unaudited)

     Sector Allocation 6/30/19

Sector	% of Net Assets

Fixed Income	46.8%

Domestic Equity	36.0%

Foreign Equity	10.3%

Short-Term Investments & Other Net Assets	6.9%

     Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realized more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

The Portfolio may obtain its exposure to domestic and foreign equity securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolio’s expenses.

The Portfolio may use derivative instruments to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those investments.

The U.S. federal funds rate has been subject to moderate increases over the course of the last three years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Balanced Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Investment Companies (93.1%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (36.0%)
iShares Russell 2000 ETF	69,000	10,729
iShares Russell Mid-Cap ETF	12,400	693
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	40,835,217	70,400
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	39,881,271	70,749
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	22,570,643	70,714
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	42,571,901	141,722
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	55,596,409	70,885
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	45,223,891	70,866
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	68,074,413	70,525
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	27,601,422	93,652
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	55,594,831	93,121
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	6,490,467	18,842
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	7,953,550	19,089

Total		801,987

Fixed Income (46.8%)
iShares Core U.S. Aggregate Bond ETF	71,600	7,973
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	189,630,611	143,550
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	686,156,328	892,690

Total		1,044,213

Foreign Equity (10.3%)
iShares Core MSCI Emerging Markets ETF	104,000	5,350
iShares MSCI EAFE ETF	92,679	6,092
iShares MSCI Emerging Markets ETF	220,900	9,479
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	10,333,849	11,202
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	24,207,492	40,910
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	26,974,519	45,560
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	107,893,891	111,670

Total		230,263

Total Investment Companies (Cost: $1,911,896)		2,076,463

Short-Term Investments (6.4%)	Shares/ Par +	Value $ (000’s)
Commercial Paper (4.9%)
Apple, Inc.
0.000%, 7/9/19 144A	5,800,000	5,796
BNP Paribas SA
0.000%, 7/10/19 144A	10,000,000	9,992
Exxon Mobil Corp.
2.210%, 10/25/19	5,500,000	5,459
2.280%, 7/17/19	5,000,000	4,994
2.310%, 7/18/19	4,500,000	4,494
Marriott International, Inc.
0.000%, 7/15/19 144A	5,500,000	5,493
0.000%, 8/2/19 144A	9,500,000	9,476
0.000%, 8/26/19 144A	10,000,000	9,958
Mondelez International, Inc.
0.000%, 7/11/19 144A	5,500,000	5,495
0.000%, 7/25/19 144A	5,500,000	5,489
0.000%, 8/13/19 144A	4,075,000	4,062
QUALCOMM, Inc.
0.000%, 7/23/19 144A	10,000,000	9,983
Societe Generale SA
0.000%, 7/8/19 144A	5,000,000	4,997
0.000%, 10/15/19 144A	5,000,000	4,964
Walgreens Boots Alliance, Inc.
0.000%, 8/16/19 144A	10,000,000	9,965
The Walt Disney Co.
0.000%, 9/20/19 144A	10,000,000	9,947

Total		110,564

Money Market Funds (1.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310%#	27,621,928	27,622

Total		27,622

US Government & Agencies (0.3%)
Federal Home Loan Bank
0.000%, 7/9/19	3,000,000	2,999
0.000%, 8/16/19	3,000,000	2,991

Total		5,990

Total Short-Term Investments (Cost: $144,204)		144,176

Total Investments (99.5%) (Cost: $2,056,100)@		2,220,639

Other Assets, Less Liabilities (0.5%)		10,374

Net Assets (100.0%)		2,231,013

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
£	Affiliated Company
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the value of these securities (in thousands) was $95,617 representing 4.3% of the net assets.

#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,056,100 and the net unrealized appreciation of investments based on that cost was $164,539 which is comprised of $167,655 aggregate gross unrealized appreciation and $3,116 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$2,076,463	$—	$—
Short-Term Investments
Money Market Funds	27,622	—	—
All Others	—	116,554	—

Total Assets:	$2,104,085	$116,554	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio (unaudited)

     Sector Allocation 6/30/19

Sector	% of Net Assets

Domestic Equity	46.6%

Fixed Income	31.5%

Foreign Equity	15.3%

Short-Term Investments & Other Net Assets	6.6%

     Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realized more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

The Portfolio obtains its exposure to equity and fixed income securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolio’s expenses.

The Portfolio may use derivative instruments to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those investments.

The U.S. federal funds rate has been subject to moderate increases over the course of the last three years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Asset Allocation Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2019

Investment Companies (93.4%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (46.6%)
iShares Russell 2000 ETF	5,500	855
iShares Russell Mid-Cap ETF	14,000	782
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	6,337,566	10,926
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	6,165,830	10,938
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	3,484,046	10,916
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	6,577,931	21,898
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	9,646,395	12,299
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	7,852,367	12,305
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	10,528,725	10,908
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	4,118,544	13,974
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	8,140,666	13,636
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	1,773,723	5,149
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	2,201,834	5,284

Total		129,870

Fixed Income (31.5%)
iShares Core U.S. Aggregate Bond ETF	15,700	1,748
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	30,871,906	23,370
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	48,069,760	62,539

Total		87,657

Foreign Equity (15.3%)
iShares Core MSCI Emerging Markets ETF	12,800	658
iShares MSCI EAFE ETF	24,397	1,604
iShares MSCI Emerging Markets ETF	36,400	1,562
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	2,042,621	2,214
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	4,614,171	7,798
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	5,405,823	9,130

Investment Companies (93.4%)	Shares/ Par +	Value $ (000’s)
Foreign Equity continued
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	19,020,863	19,687

Total		42,653

Total Investment Companies (Cost: $235,588)		260,180

Short-Term Investments (6.0%)
Commercial Paper (3.8%)
BNP Paribas SA
0.000%, 7/10/19 144A	1,000,000	999
Exxon Mobil Corp.
2.280%, 7/17/19	500,000	499
2.310%, 7/18/19	1,000,000	999
Marriott International, Inc.
0.000%, 7/15/19 144A	1,000,000	999
0.000%, 8/2/19 144A	500,000	499
Mondelez International, Inc.
0.000%, 7/25/19 144A	1,000,000	998
0.000%, 8/13/19 144A	500,000	498
QUALCOMM, Inc.
0.000%, 7/23/19 144A	1,000,000	998
Societe Generale SA
0.000%, 10/15/19 144A	1,000,000	993
The Southern Co.
0.000%, 7/16/19 144A	1,200,000	1,198
Walgreens Boots Alliance, Inc.
0.000%, 8/16/19 144A	1,000,000	997
The Walt Disney Co.
0.000%, 9/20/19 144A	1,000,000	995

Total		10,672

Money Market Funds (1.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.310%#	4,072,627	4,073

Total		4,073

US Government & Agencies (0.7%)
Federal Home Loan Bank
0.000%, 7/9/19	1,000,000	1,000
0.000%, 8/16/19	1,000,000	997

Total		1,997

Total Short-Term Investments (Cost: $16,744)		16,742

Total Investments (99.4%) (Cost: $252,332)@		276,922

Other Assets, Less Liabilities (0.6%)		1,603

Net Assets (100.0%)		278,525

+	All par is stated in U.S Dollar unless otherwise noted.
£	Affiliated Company
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the value of these securities (in thousands) was $9,174 representing 3.3% of the net assets.

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

#	7-Day yield as of 6/30/2019.
@

At June 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $252,332 and the net unrealized appreciation of investments based on that cost was $24,590 which is comprised of $25,111 aggregate gross unrealized appreciation and $521 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2019. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$260,180	$—	$—
Short-Term Investments
Money Market Funds	4,073	—	—
All Others	—	12,669	—

Total Assets:	$264,253	$12,669	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2019 (unaudited) (in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio

Assets
Unaffiliated Investments, at Value (1)	$1,069,936	$966,724	$594,467	$168,297	$3,528,450
Cash	—	—	18	—	27
Cash Collateral for Derivative Positions	—	—	—	—	1
Receivable for Portfolio Shares Sold	26	77	19	161	678
Receivable for Investment Securities Sold	9,711	7,929	2,953	—	2,778
Variation Margin Receivable	—	—	—	—	193
Prepaid Expenses and Other Assets	18	18	13	10	53
Dividends and Interest Receivable	310	1,071	508	270	2,884

Total Assets	1,080,001	975,819	597,978	168,738	3,535,064

Liabilities
Payable for Portfolio Shares Redeemed	187	335	99	24	775
Payable for Investment Securities Purchased	33,638	808	2,456	—	4,501
Investment Advisory Fees	343	479	203	105	545
Accrued Expenses	31	35	31	19	149

Total Liabilities	34,199	1,657	2,789	148	5,970

Net Assets	$1,045,802	$974,162	$595,189	$168,590	$3,529,094

Represented By:
Aggregate Paid in Capital (10) (11)	$625,690	$548,820	$477,503	$106,635	$1,405,440
Total Distributable Earnings (Loss)	420,112	425,342	117,686	61,955	2,123,654

Net Assets for Shares Outstanding (10) (11)	$1,045,802	$974,162	$595,189	$168,590	$3,529,094

Net Asset Value, Offering and Redemption Price per Share	$3.33	$3.13	$1.57	$1.27	$5.43

(1) Unaffiliated Investments, at Cost	$816,018	$624,620	$519,549	$130,565	$1,605,637
(10) Shares Outstanding	314,135	310,913	379,792	132,268	649,539
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2019 (unaudited) (in thousands)

	Large Company Value Portfolio	Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio

Assets
Unaffiliated Investments, at Value (1)	$193,215	$854,766	$777,004	$1,126,979	$928,113
Cash	—	—	7	32	17
Foreign Currency, at Value (4)	—	—	91	—	—
Cash Collateral for Derivative Positions	—	—	70	—	—
Receivable for Portfolio Shares Sold	13	230	47	37	128
Receivable for Investment Securities Sold	1,918	—	3,346	8,114	6,458
Variation Margin Receivable	—	—	7	—	205
Receivable for Foreign Currency	2	—	—	—	—
Prepaid Expenses and Other Assets	10	17	17	13	30
Dividends and Interest Receivable	310	1,443	1,607	564	919

Total Assets	195,468	856,456	782,196	1,135,739	935,870

Liabilities
Payable for Portfolio Shares Redeemed	57	212	388	5,682	470
Payable for Investment Securities Purchased	1,999	—	2,085	1,598	2,023
Payable for Foreign Currency	61	—	—	—	—
Investment Advisory Fees	108	354	368	472	170
Accrued Expenses	29	31	38	41	77

Total Liabilities	2,254	597	2,879	7,793	2,740

Net Assets	$193,214	$855,859	$779,317	$1,127,946	$933,130

Represented By:
Aggregate Paid in Capital (10) (11)	$160,821	$555,714	$576,241	$906,976	$631,152
Total Distributable Earnings (Loss)	32,393	300,145	203,076	220,970	301,978

Net Assets for Shares Outstanding (10) (11)	$193,214	$855,859	$779,317	$1,127,946	$933,130

Net Asset Value, Offering and Redemption Price per Share	$1.04	$1.72	$1.77	$3.39	$2.04

(1) Unaffiliated Investments, at Cost	$178,765	$632,782	$666,831	$954,502	$728,249
(4) Foreign Currency, at Cost	—	—	90	—	—
(10) Shares Outstanding	186,411	496,303	439,204	332,461	456,334
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2019 (unaudited) (in thousands)

	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio	International Growth Portfolio

Assets
Unaffiliated Investments, at Value (1)	$544,792	$625,259	$263,196	$580,981	$743,545
Foreign Currency, at Value (4)	—	—	—	—	243
Receivable for Portfolio Shares Sold	84	50	225	67	154
Receivable for Investment Securities Sold	1,680	2,762	1,550	6,701	332
Outstanding Swap Contracts, at Value (8)	—	—	714	—	—
Receivable for Foreign Currency	5	—	—	—	—
Prepaid Expenses and Other Assets	14	15	23	14	17
Dividends and Interest Receivable	1,010	285	274	446	2,290

Total Assets	547,585	628,371	265,982	588,209	746,581

Liabilities
Payable for Portfolio Shares Redeemed	1,147	211	22	6,464	413
Payable for Investment Securities Purchased	1,513	6,618	1,267	501	382
Accrued Foreign Capital Gains Tax	—	—	—	—	138
Payable for Foreign Currency	153	—	—	—	—
Collateral from Counterparty	348	—	350	—	—
Investment Advisory Fees	312	266	50	398	357
Accrued Expenses	52	36	35	46	73

Total Liabilities	3,525	7,131	1,724	7,409	1,363

Net Assets	$544,060	$621,240	$264,258	$580,800	$745,218

Represented By:
Aggregate Paid in Capital (10) (11)	$461,559	$407,441	$211,553	$335,627	$574,579
Total Distributable Earnings (Loss)	82,501	213,799	52,705	245,173	170,639

Net Assets for Shares Outstanding (10) (11)	$544,060	$621,240	$264,258	$580,800	$745,218

Net Asset Value, Offering and Redemption Price per Share	$1.68	$2.90	$1.43	$2.40	$1.69

(1) Unaffiliated Investments, at Cost	$520,848	$523,130	$235,471	$440,467	$587,148
(4) Foreign Currency, at Cost	—	—	—	—	243
(10) Shares Outstanding	324,725	213,959	185,215	241,954	441,095
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2019 (unaudited) (in thousands)

	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Government Money Market Portfolio	Short-Term Bond Portfolio

Assets
Unaffiliated Investments, at Value (1)	$701,394	$1,703,889	$776,972	$289,486	$326,795
Investments in Repurchase Agreements, at Value (3)	—	—	—	147,000	—
Foreign Currency, at Value (4)	254	1,376	676	—	—
Receivable for Portfolio Shares Sold	139	213	164	191	785
Receivable for Investment Securities Sold	3	11,115	631	—	5,568
Receivable for Foreign Currency	—	1	—	—	—
Prepaid Expenses and Other Assets	16	25	16	11	6
Dividends and Interest Receivable	2,909	7,327	2,894	228	1,840

Total Assets	704,715	1,723,946	781,353	436,916	334,994

Liabilities
Payable for Portfolio Shares Redeemed	186	548	884	1,211	180
Payable for Investment Securities Purchased	—	6,512	20	—	7,893
Accrued Foreign Capital Gains Tax	144	—	1,435	—	—
Variation Margin Payable	—	—	—	—	16
Payable for Foreign Currency	—	1	—	—	—
Investment Advisory Fees	410	711	579	107	87
Accrued Expenses	66	121	87	38	46

Total Liabilities	806	7,893	3,005	1,356	8,222

Net Assets	$703,909	$1,716,053	$778,348	$435,560	$326,772

Represented By:
Aggregate Paid in Capital (10) (11)	$585,103	$1,588,259	$683,846	$435,559	$316,393
Total Distributable Earnings (Loss)	118,806	127,794	94,502	1	10,379

Net Assets for Shares Outstanding (10) (11)	$703,909	$1,716,053	$778,348	$435,560	$326,772

Net Asset Value, Offering and Redemption Price per Share	$1.04	$1.69	$1.08	$1.00	$1.06

(1) Unaffiliated Investments, at Cost	$622,331	$1,740,543	$665,690	$289,486	$324,303
(3) Investments in Repurchase Agreements, at Cost	—	—	—	147,000	—
(4) Foreign Currency, at Cost	254	1,375	675	—	—
(10) Shares Outstanding	680,086	1,015,439	717,847	435,557	307,660
(11) Shares Authorized, $.01 Par Value	2,000,000	3,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2019 (unaudited) (in thousands)

	Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio

Assets
Unaffiliated Investments, at Value (1)	$3,413,586	$156,979	$375,919	$824,176	$932,727
Investments in Repurchase Agreements, at Value (3)	—	—	—	—	252,500
Cash	11,530	—	—	883	1,145
Foreign Currency, at Value (4)	—	—	—	—	1,651
Cash Collateral for Derivative Positions	—	—	1	—	2,516
Receivable for Portfolio Shares Sold	662	27	95	165	218
Receivable for Investment Securities Sold	212,799	18,576	—	2,922	93,466
Receivable for Financing Transactions	—	116,500	—	—	—
Variation Margin Receivable	—	25	5	—	338
Outstanding Swap Contracts, at Value (8)	—	—	310	—	361
Receivable for Foreign Currency	—	—	—	—	807
Prepaid Expenses and Other Assets	41	9	13	18	18
Dividends and Interest Receivable	17,340	1,008	1,446	13,403	10,142

Total Assets	3,655,958	293,124	377,789	841,567	1,295,889

Liabilities
Payable for Portfolio Shares Redeemed	772	45	67	176	230
Payable for Investment Securities Purchased	491,321	24,726	—	9,155	320,138
Payable for Financing Transactions	—	139,756	—	—	—
Variation Margin Payable	—	47	16	—	153
Outstanding Options Written, at Value (6)	—	17	—	—	196
Securities Sold Short, at Value (7)	—	5,336	—	—	—
Payable for Reverse Repurchase Agreements	—	1,161	—	—	—
Outstanding Swap Contracts, at Value (9)	—	—	4,520	—	72
Payable for Foreign Currency	—	—	36	—	3,717
Collateral from Counterparty	293	1,215	22	—	880
Investment Advisory Fees	756	51	153	284	539
Deferred Income for Financing Transactions	—	4	—	—	—
Accrued Expenses	87	31	46	60	100

Total Liabilities	493,229	172,389	4,860	9,675	326,025

Net Assets	$3,162,729	$120,735	$372,929	$831,892	$969,864

Represented By:
Aggregate Paid in Capital (10) (11)	$3,004,268	$117,699	$364,028	$769,180	$893,649
Total Distributable Earnings (Loss)	158,461	3,036	8,901	62,712	76,215

Net Assets for Shares Outstanding (10) (11)	$3,162,729	$120,735	$372,929	$831,892	$969,864

Net Asset Value, Offering and Redemption Price per Share	$1.30	$1.11	$1.13	$0.76	$1.15

(1) Unaffiliated Investments, at Cost	$3,332,360	$150,302	$369,078	$827,179	$913,386
(3) Investments in Repurchase Agreements, at Cost	—	—	—	—	252,500
(4) Foreign Currency, at Cost	—	—	—	—	1,504
(6) Premiums Received on Options Written	—	13	—	—	187
(7) Proceeds Received from Short Sales	—	5,329	—	—	—
(8) Premiums Paid on Swap Contracts	—	379	—	—	8,120
(9) Premiums Received from Swap Contracts	—	26	297	—	9,397
(10) Shares Outstanding	2,431,608	108,850	328,839	1,099,255	843,782
(11) Shares Authorized, $.01 Par Value	6,000,000	2,000,000	2,000,000	3,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2019 (unaudited) (in thousands)

	Balanced Portfolio	Asset Allocation Portfolio

Assets
Unaffiliated Investments, at Value (1)	$184,492	$23,951
Affiliated Investments, at Value (2)	2,036,147	252,971
Receivable for Portfolio Shares Sold	201	206
Receivable for Investment Securities Sold	11,000	1,500
Prepaid Expenses and Other Assets	47	14
Dividends and Interest Receivable	13	2

Total Assets	2,231,900	278,644

Liabilities
Payable for Portfolio Shares Redeemed	767	85
Investment Advisory Fees	91	11
Accrued Expenses	29	23

Total Liabilities	887	119

Net Assets	$2,231,013	$278,525

Represented By:
Aggregate Paid in Capital (10) (11)	$1,887,836	$229,357
Total Distributable Earnings (Loss)	343,177	49,168

Net Assets for Shares Outstanding (10) (11)	$2,231,013	$278,525

Net Asset Value, Offering and Redemption Price per Share	$1.52	$1.25

(1) Unaffiliated Investments, at Cost	$183,163	$23,749
(2) Affiliated Investments, at Cost	1,872,937	228,583
(10) Shares Outstanding	1,464,708	223,033
(11) Shares Authorized, $.01 Par Value	4,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2019 (unaudited) (in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio

Investment Income
Income
Interest (1)	$301	$92	$35	$119	$536
Unaffiliated Dividends (1)	6,044	6,349	4,703	1,571	34,105

Total Income	6,345	6,441	4,738	1,690	34,641

Expenses
Investment Advisory Fees	2,090	3,432	1,219	633	3,340
Custodian Fees	2	2	5	1	12
Shareholder Reporting Fees	19	25	16	9	41
Audit Fees	13	13	13	12	17
Valuation Services	—	—	1	—	4
Compliance Fees	5	5	4	4	8
Directors Fees	21	20	20	18	26
Professional Fees	8	5	4	4	7
Trade Name Fees	—	—	—	—	52
Other Expenses	3	3	2	—	10

Total Expenses	2,161	3,505	1,284	681	3,517

Less Waived Fees:
Paid by Affiliate	(54)	(568)	(12)	(3)	(136)

Net Expenses	2,107	2,937	1,272	678	3,381

Net Investment Income (Loss)	4,238	3,504	3,466	1,012	31,260

Realized and Unrealized Gain (Loss) on Investments

Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	48,830	19,960	3,773	6,280	24,880
Futures Contracts	—	—	—	—	5,745
Foreign Currency Transactions	—	—	1	—	—

Net Realized Gain (Loss) on Investments	48,830	19,960	3,774	6,280	30,625

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	133,086	161,325	92,388	17,905	489,826
Futures Contracts	—	—	—	—	1,235

Net Change in Unrealized Appreciation (Depreciation) of Investments	133,086	161,325	92,388	17,905	491,061

Net Gain (Loss) on Investments	181,916	181,285	96,162	24,185	521,686

Net Increase (Decrease) in Net Assets Resulting from Operations	$186,154	$184,789	$99,628	$25,197	$552,946

(1) Net of Foreign Tax	$—	$243	$24	$34	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2019 (unaudited) (in thousands)

	Large Company Value Portfolio	Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio

Investment Income
Income
Interest (1)	$57	$143	$273	$13	$347
Unaffiliated Dividends (1)	2,620	10,472	11,852	3,578	7,639

Total Income	2,677	10,615	12,125	3,591	7,986

Expenses
Investment Advisory Fees	659	2,190	2,400	2,797	1,117
Custodian Fees	19	2	5	9	8
Shareholder Reporting Fees	9	23	24	23	27
Audit Fees	12	13	13	14	12
Valuation Services	6	—	1	1	3
Compliance Fees	4	5	5	5	5
Directors Fees	18	20	19	26	19
Professional Fees	4	4	5	5	5
Trade Name Fees	—	—	—	—	45
Other Expenses	—	2	2	3	3

Total Expenses	731	2,259	2,474	2,883	1,244

Less Waived Fees:
Paid by Affiliate	(19)	(56)	(157)	(4)	(100)

Net Expenses	712	2,203	2,317	2,879	1,144

Net Investment Income (Loss)	1,965	8,412	9,808	712	6,842

Realized and Unrealized Gain (Loss) on Investments

Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	(169)	13,169	18,602	(211)	20,913
Futures Contracts	—	—	—	—	1,807
Foreign Currency Transactions	212	—	7	(1)	—

Net Realized Gain (Loss) on Investments	43	13,169	18,609	(212)	22,720

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	26,297	65,845	81,654	242,144	110,732
Futures Contracts	—	—	(8)	—	1,378
Foreign Currency Transactions	99	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	26,396	65,845	81,646	242,144	112,110

Net Gain (Loss) on Investments	26,439	79,014	100,255	241,932	134,830

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,404	$87,426	$110,063	$242,644	$141,672

(1) Net of Foreign Tax	$43	$—	$141	$29	$4

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2019 (unaudited) (in thousands)

	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio	International Growth Portfolio

Investment Income
Income
Interest (1)	$154	$114	$152	$126	$203
Unaffiliated Dividends (1)	7,021	1,804	1,902	3,954	10,506

Total Income	7,175	1,918	2,054	4,080	10,709

Expenses
Investment Advisory Fees	2,224	1,605	301	2,455	2,077
Custodian Fees	23	5	12	8	62
Shareholder Reporting Fees	29	25	16	32	33
Audit Fees	12	13	11	13	13
Valuation Services	9	1	4	1	7
Compliance Fees	4	4	4	4	5
Directors Fees	19	19	19	19	20
Professional Fees	4	4	4	4	12
Trade Name Fees	—	—	12	—	—
Other Expenses	1	2	1	2	1

Total Expenses	2,325	1,678	384	2,538	2,230

Less Waived Fees:
Paid by Affiliate	(355)	—	—	(20)	—

Net Expenses	1,970	1,678	384	2,518	2,230

Net Investment Income (Loss)	5,205	240	1,670	1,562	8,479

Realized and Unrealized Gain (Loss) on Investments

Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	1,091	22,710	5,156	12,409	(2,887)
Swap Contracts	—	—	(957)	—	—
Foreign Currency Transactions	221	—	—	1	(47)

Net Realized Gain (Loss) on Investments	1,312	22,710	4,199	12,410	(2,934)

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	74,731	99,959	22,726	77,674	126,439
Swap Contracts	—	—	1,606	—	—
Foreign Currency Transactions	113	—	—	—	9

Net Change in Unrealized Appreciation (Depreciation) of Investments	74,844	99,959	24,332	77,674	126,448

Net Gain (Loss) on Investments	76,156	122,669	28,531	90,084	123,514

Net Increase (Decrease) in Net Assets Resulting from Operations	$81,361	$122,909	$30,201	$91,646	$131,993

(1) Net of Foreign Tax	$138	$—	$1	$5	$448

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2019 (unaudited) (in thousands)

	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Government Money Market Portfolio	Short-Term Bond Portfolio

Investment Income
Income
Interest (1)	$109	$440	$143	$5,292	$4,620
Unaffiliated Dividends (1)	15,521	47,139	9,816	—	—

Total Income	15,630	47,579	9,959	5,292	4,620

Expenses
Investment Advisory Fees	2,558	5,547	3,874	645	516
Custodian Fees	63	112	68	24	15
Shareholder Reporting Fees	27	49	33	9	17
Audit Fees	13	15	13	12	14
Valuation Services	7	7	7	4	25
Compliance Fees	5	6	5	4	4
Directors Fees	20	26	21	18	24
Professional Fees	12	14	13	3	4
Other Expenses	2	4	1	1	1

Total Expenses	2,707	5,780	4,035	720	620

Less Waived Fees:
Paid by Affiliate	(164)	(1,173)	(422)	—	(1)

Net Expenses	2,543	4,607	3,613	720	619

Net Investment Income (Loss)	13,087	42,972	6,346	4,572	4,001

Realized and Unrealized Gain (Loss) on Investments

Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	491	520	(1,736)	1	(12)
Futures Contracts	—	—	—	—	712
Foreign Currency Transactions	3	(166)	(48)	—	—

Net Realized Gain (Loss) on Investments	494	354	(1,784)	1	700

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	90,557	68,747	98,816	—	4,733
Futures Contracts	—	—	—	—	(107)
Foreign Currency Transactions	12	6	21	—	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	90,569	68,753	98,837	—	4,626

Net Gain (Loss) on Investments	91,063	69,107	97,053	1	5,326

Net Increase (Decrease) in Net Assets Resulting from Operations	$104,150	$112,079	$103,399	$4,573	$9,327

(1) Net of Foreign Tax	$509	$1,244	$327	$—	$(1)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2019 (unaudited) (in thousands)

	Select Bond Portfolio	Long- Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio

Investment Income
Income
Interest (1)	$50,574	$1,859	$5,302	$25,486	$20,688

Total Income	50,574	1,859	5,302	25,486	20,688

Expenses
Investment Advisory Fees	4,535	309	963	1,684	3,541
Custodian Fees	41	8	12	3	85
Shareholder Reporting Fees	39	8	26	36	29
Audit Fees	19	19	13	20	21
Valuation Services	24	4	10	15	26
Compliance Fees	8	4	4	5	5
Directors Fees	26	18	18	19	20
Professional Fees	6	5	4	4	10
Interest Expense	—	207	—	—	53
Other Expenses	9	—	1	2	3

Total Expenses	4,707	582	1,051	1,788	3,793

Less Waived Fees:
Paid by Affiliate	(104)	(12)	(68)	—	(374)

Net Expenses	4,603	570	983	1,788	3,419

Net Investment Income (Loss)	45,971	1,289	4,319	23,698	17,269

Realized and Unrealized Gain (Loss) on Investments

Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	46,582	(2)	(508)	(841)	322
Futures Contracts	—	2,093	(1,031)	—	8,431
Options Written	—	25	—	—	363
Short Sales	—	(92)	—	—	—
Swap Contracts	—	27	(793)	—	2,290
Foreign Currency Transactions	—	—	34	—	6,283
Reverse Repurchase Agreements	—	—	—	—	32

Net Realized Gain (Loss) on Investments	46,582	2,051	(2,298)	(841)	17,721

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	88,418	10,150	20,329	53,861	46,606
Futures Contracts	—	(1,689)	809	—	(1,052)
Options Written	—	(2)	—	—	24
Short Sales	—	23	—	—	—
Swap Contracts	—	(895)	251	—	8,130
Foreign Currency Transactions	—	—	(108)	—	(2,669)

Net Change in Unrealized Appreciation (Depreciation) of Investments	88,418	7,587	21,281	53,861	51,039

Net Gain (Loss) on Investments	135,000	9,638	18,983	53,020	68,760

Net Increase (Decrease) in Net Assets Resulting from Operations	$180,971	$10,927	$23,302	$76,718	$86,029

(1) Net of Foreign Tax	$1	$—	$—	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2019 (unaudited) (in thousands)

	Balanced Portfolio	Asset Allocation Portfolio

Investment Income
Income
Interest (1)	$1,524	$158
Unaffiliated Dividends (1)	483	92

Total Income	2,007	250

Expenses
Investment Advisory Fees	3,236	707
Custodian Fees	3	3
Shareholder Reporting Fees	19	10
Audit Fees	16	14
Valuation Services	1	—
Compliance Fees	7	4
Directors Fees	27	17
Professional Fees	6	4
Other Expenses	7	1

Total Expenses	3,322	760

Less Waived Fees:
Paid by Affiliate	(2,697)	(640)

Net Expenses	625	120

Net Investment Income (Loss)	1,382	130

Realized and Unrealized Gain (Loss) on Investments

Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	2,506	281
Affiliated Investment Securities	10,947	975
Futures Contracts	2,638	320

Net Realized Gain (Loss) on Investments	16,091	1,576

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	4,914	977
Affiliated Investment Securities	221,581	31,881
Futures Contracts	(39)	36

Net Change in Unrealized Appreciation (Depreciation) of Investments	226,456	32,894

Net Gain (Loss) on Investments	242,547	34,470

Net Increase (Decrease) in Net Assets Resulting from Operations	$243,929	$34,600

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

  (in thousands)

	Growth Stock Portfolio		Focused Appreciation Portfolio		Large Cap Core Stock Portfolio

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018

Change in Net Assets

Operations
Net Investment Income (Loss)	$4,238	$6,805	$3,504	$6,173	$3,466	$7,224
Net Realized Gain (Loss) on Investments	48,830	106,549	19,960	54,399	3,774	28,559
Net Change in Unrealized Appreciation (Depreciation) of Investments	133,086	(95,027)	161,325	(76,232)	92,388	(67,699)

Net Increase (Decrease) in Net Assets Resulting from Operations	186,154	18,327	184,789	(15,660)	99,628	(31,916)

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(112,201)	—	(29,687)	—	(175,999)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(112,201)	—	(29,687)	—	(175,999)

Capital Transactions:
Shares Sold	13,960	30,152	15,972	41,239	8,162	16,770
Reinvestment of Distributions Paid	—	112,201	—	29,687	—	175,999
Shares Redeemed	(52,938)	(109,707)	(75,768)	(121,795)	(31,572)	(58,460)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(38,978)	32,646	(59,796)	(50,869)	(23,410)	134,309

Total Increase (Decrease) in Net Assets	147,176	(61,228)	124,993	(96,216)	76,218	(73,606)

Net Assets
Beginning of Period	898,626	959,854	849,169	945,385	518,971	592,577

End of Period	$1,045,802	$898,626	$974,162	$849,169	$595,189	$518,971

Portfolio Share Transactions:
Shares Sold	4,438	9,350	5,452	14,850	5,534	9,305
Reinvestment of Distributions Paid	—	34,166	—	10,174	—	114,285
Shares Redeemed	(16,551)	(33,587)	(25,385)	(42,895)	(21,121)	(31,045)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(12,113)	9,929	(19,933)	(17,871)	(15,587)	92,545

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

					Large Company Value
	Large Cap Blend Portfolio		Index 500 Stock Portfolio		Portfolio

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018

Change in Net Assets

Operations
Net Investment Income (Loss)	$1,012	$2,041	$31,260	$57,305	$1,965	$3,677
Net Realized Gain (Loss) on Investments	6,280	15,518	30,625	83,927	43	14,339
Net Change in Unrealized Appreciation (Depreciation) of Investments	17,905	(23,563)	491,061	(281,923)	26,396	(32,801)

Net Increase (Decrease) in Net Assets Resulting from Operations	25,197	(6,004)	552,946	(140,691)	28,404	(14,785)

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(9,381)	—	(83,810)	—	(17,825)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(9,381)	—	(83,810)	—	(17,825)

Capital Transactions:
Shares Sold	2,329	5,179	121,595	222,060	4,361	9,342
Reinvestment of Distributions Paid	—	9,381	—	83,810	—	17,825
Shares Redeemed	(13,371)	(20,960)	(154,587)	(294,365)	(12,901)	(21,043)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(11,042)	(6,400)	(32,992)	11,505	(8,540)	6,124

Total Increase (Decrease) in Net Assets	14,155	(21,785)	519,954	(212,996)	19,864	(26,486)

Net Assets
Beginning of Period	154,435	176,220	3,009,141	3,222,137	173,350	199,836

End of Period	$168,590	$154,435	$3,529,095	$3,009,141	$193,214	$173,350

Portfolio Share Transactions:
Shares Sold	1,934	4,273	23,745	44,068	4,415	9,035
Reinvestment of Distributions Paid	—	7,740	—	15,789	—	17,684
Shares Redeemed	(10,833)	(17,081)	(29,974)	(58,062)	(12,843)	(20,059)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(8,899)	(5,068)	(6,229)	1,795	(8,428)	6,660

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Domestic Equity Portfolio		Equity Income Portfolio		Mid Cap Growth Stock Portfolio

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018

Change in Net Assets

Operations
Net Investment Income (Loss)	$8,412	$15,947	$9,808	$18,166	$712	$2,056
Net Realized Gain (Loss) on Investments	13,169	40,633	18,609	48,110	(212)	47,139
Net Change in Unrealized Appreciation (Depreciation) of Investments	65,845	(77,719)	81,646	(137,665)	242,144	(119,657)

Net Increase (Decrease) in Net Assets Resulting from Operations	87,426	(21,139)	110,063	(71,389)	242,644	(70,462)

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(43,137)	—	(76,785)	—	(183,778)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(43,137)	—	(76,785)	—	(183,778)

Capital Transactions:
Shares Sold	35,811	64,890	13,060	28,491	15,578	30,197
Reinvestment of Distributions Paid	—	43,137	—	76,785	—	183,778
Shares Redeemed	(39,843)	(90,499)	(48,480)	(96,826)	(73,645)	(113,798)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(4,032)	17,528	(35,420)	8,450	(58,067)	100,177

Total Increase (Decrease) in Net Assets	83,394	(46,748)	74,643	(139,724)	184,577	(154,063)

Net Assets
Beginning of Period	772,465	819,213	704,674	844,398	943,370	1,097,433

End of Period	$855,859	$772,465	$779,317	$704,674	$1,127,947	$943,370

Portfolio Share Transactions:
Shares Sold	21,310	38,131	7,766	15,812	4,966	8,943
Reinvestment of Distributions Paid	—	24,777	—	43,852	—	56,426
Shares Redeemed	(23,634)	(52,647)	(28,404)	(52,692)	(23,053)	(32,249)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(2,324)	10,261	(20,638)	6,972	(18,087)	33,120

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Index 400 Stock Portfolio		Mid Cap Value Portfolio		Small Cap Growth Stock Portfolio
	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018

Change in Net Assets

Operations
Net Investment Income (Loss)	$6,842	$11,704	$5,205	$8,036	$240	$640
Net Realized Gain (Loss) on Investments	22,720	61,226	1,312	47,626	22,710	88,443
Net Change in Unrealized Appreciation (Depreciation) of Investments	112,110	(173,088)	74,844	(123,415)	99,959	(155,661)

Net Increase (Decrease) in Net Assets Resulting from Operations	141,672	(100,158)	81,361	(67,753)	122,909	(66,578)

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(68,601)	—	(58,046)	—	(51,016)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(68,601)	—	(58,046)	—	(51,016)

Capital Transactions:
Shares Sold	37,908	73,566	19,234	44,293	15,257	36,654
Reinvestment of Distributions Paid	—	68,601	—	58,046	—	51,016
Shares Redeemed	(39,230)	(77,187)	(28,478)	(69,221)	(37,549)	(77,355)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(1,322)	64,980	(9,244)	33,118	(22,292)	10,315

Total Increase (Decrease) in Net Assets	140,350	(103,779)	72,117	(92,681)	100,617	(107,279)

Net Assets
Beginning of Period	792,780	896,559	471,943	564,624	520,622	627,901

End of Period	$933,130	$792,780	$544,060	$471,943	$621,239	$520,622

Portfolio Share Transactions:
Shares Sold	19,356	35,452	11,985	25,854	5,560	12,664
Reinvestment of Distributions Paid	—	32,792	—	34,613	—	16,926
Shares Redeemed	(19,827)	(36,515)	(17,636)	(38,167)	(13,529)	(26,019)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(471)	31,729	(5,651)	22,300	(7,969)	3,571

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Index 600 Stock Portfolio		Small Cap Value Portfolio		International Growth Portfolio
	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018

Change in Net Assets

Operations
Net Investment Income (Loss)	$1,670	$2,604	$1,562	$2,747	$8,479	$8,728
Net Realized Gain (Loss) on Investments	4,199	16,031	12,410	88,748	(2,934)	21,855
Net Change in Unrealized Appreciation (Depreciation) of Investments	24,332	(40,964)	77,674	(167,486)	126,448	(108,625)

Net Increase (Decrease) in Net Assets Resulting from Operations	30,201	(22,329)	91,646	(75,991)	131,993	(78,042)

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(13,363)	—	(49,860)	—	(9,563)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(13,363)	—	(49,860)	—	(9,563)

Capital Transactions:
Shares Sold	24,227	45,237	11,000	23,128	27,820	78,000
Reinvestment of Distributions Paid	—	13,363	—	49,860	—	9,563
Shares Redeemed	(11,973)	(23,453)	(51,918)	(90,299)	(40,677)	(71,457)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	12,254	35,147	(40,918)	(17,311)	(12,857)	16,106

Total Increase (Decrease) in Net Assets	42,455	(545)	50,728	(143,162)	119,136	(71,499)

Net Assets
Beginning of Period	221,803	222,348	530,072	673,234	626,082	697,581

End of Period	$264,258	$221,803	$580,800	$530,072	$745,218	$626,082

Portfolio Share Transactions:
Shares Sold	17,335	29,990	4,819	9,601	17,894	50,417
Reinvestment of Distributions Paid	—	8,523	—	19,817	—	5,984
Shares Redeemed	(8,543)	(15,458)	(22,194)	(35,622)	(25,840)	(45,088)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	8,792	23,055	(17,375)	(6,204)	(7,946)	11,313

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Research International Core Portfolio		International Equity Portfolio		Emerging Markets Equity Portfolio
	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018

Change in Net Assets

Operations
Net Investment Income (Loss)	$13,087	$12,145	$42,972	$43,471	$6,346	$8,709
Net Realized Gain (Loss) on Investments	494	23,850	354	103,993	(1,784)	(10,700)
Net Change in Unrealized Appreciation (Depreciation) of Investments	90,569	(127,153)	68,753	(437,893)	98,837	(97,719)

Net Increase (Decrease) in Net Assets Resulting from Operations	104,150	(91,158)	112,079	(290,429)	103,399	(99,710)

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(10,485)	—	(45,975)	—	(9,240)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(10,485)	—	(45,975)	—	(9,240)

Capital Transactions:
Shares Sold	36,213	95,574	71,340	134,477	38,061	134,734
Reinvestment of Distributions Paid	—	10,485	—	45,975	—	9,240
Shares Redeemed	(32,039)	(66,836)	(71,434)	(167,653)	(38,462)	(77,955)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	4,174	39,223	(94)	12,799	(401)	66,019

Total Increase (Decrease) in Net Assets	108,324	(62,420)	111,985	(323,605)	102,998	(42,931)

Net Assets
Beginning of Period	595,585	658,005	1,604,068	1,927,673	675,350	718,281

End of Period	$703,909	$595,585	$1,716,053	$1,604,068	$778,348	$675,350

Portfolio Share Transactions:
Shares Sold	37,192	96,319	42,520	73,779	37,052	133,512
Reinvestment of Distributions Paid	—	10,210	—	24,892	—	9,468
Shares Redeemed	(32,670)	(64,843)	(42,441)	(89,966)	(37,584)	(74,780)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	4,522	41,686	79	8,705	(532)	68,200

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Government Money Market Portfolio		Short-Term Bond Portfolio		Select Bond Portfolio

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018

Change in Net Assets

Operations
Net Investment Income (Loss)	$4,572	$6,509	$4,001	$6,410	$45,971	$82,061
Net Realized Gain (Loss) on Investments	1	1	700	(955)	46,582	(83,942)
Net Change in Unrealized Appreciation (Depreciation) of Investments	—	—	4,626	(1,176)	88,418	(3,374)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,573	6,510	9,327	4,279	180,971	(5,255)

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	(4,572)	(6,510)	—	(4,636)	—	(67,891)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(4,572)	(6,510)	—	(4,636)	—	(67,891)

Capital Transactions:
Shares Sold	101,688	197,800	38,404	44,754	125,227	363,798
Reinvestment of Distributions Paid	4,572	6,510	—	4,636	—	67,891
Shares Redeemed	(114,175)	(200,274)	(27,500)	(36,006)	(111,462)	(334,484)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(7,915)	4,036	10,904	13,384	13,765	97,205

Total Increase (Decrease) in Net Assets	(7,914)	4,036	20,231	13,027	194,736	24,059

Net Assets
Beginning of Period	443,474	439,438	306,541	293,514	2,967,993	2,943,934

End of Period	$435,560	$443,474	$326,772	$306,541	$3,162,729	$2,967,993

Portfolio Share Transactions:
Shares Sold	101,688	197,800	36,821	43,395	99,966	295,214
Reinvestment of Distributions Paid	4,572	6,510	—	4,531	—	56,202
Shares Redeemed	(114,175)	(200,274)	(26,420)	(34,921)	(88,909)	(272,611)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(7,915)	4,036	10,401	13,005	11,057	78,805

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Long-Term U.S. Government Bond Portfolio		Inflation Protection Portfolio		High Yield Bond Portfolio

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018

Change in Net Assets

Operations
Net Investment Income (Loss)	$1,289	$2,709	$4,319	$9,216	$23,698	$45,363
Net Realized Gain (Loss) on Investments	2,051	(4,125)	(2,298)	(330)	(841)	1,585
Net Change in Unrealized Appreciation (Depreciation) of Investments	7,587	(988)	21,281	(19,406)	53,861	(68,201)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,927	(2,404)	23,302	(10,520)	76,718	(21,253)

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(4,793)	—	(7,200)	—	(43,280)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(4,793)	—	(7,200)	—	(43,280)

Capital Transactions:
Shares Sold	6,186	13,282	19,177	47,277	24,894	50,266
Reinvestment of Distributions Paid	—	4,793	—	7,200	—	43,280
Shares Redeemed	(7,846)	(15,123)	(19,121)	(88,897)	(33,086)	(77,525)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(1,660)	2,952	56	(34,420)	(8,192)	16,021

Total Increase (Decrease) in Net Assets	9,267	(4,245)	23,358	(52,140)	68,526	(48,512)

Net Assets
Beginning of Period	111,468	115,713	349,571	401,711	763,366	811,878

End of Period	$120,735	$111,468	$372,929	$349,571	$831,892	$763,366

Portfolio Share Transactions:
Shares Sold	5,929	13,114	17,482	43,247	33,849	68,137
Reinvestment of Distributions Paid	—	4,941	—	6,666	—	60,112
Shares Redeemed	(7,597)	(14,873)	(17,479)	(81,415)	(45,080)	(105,671)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(1,668)	3,182	3	(31,502)	(11,231)	22,578

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Multi-Sector Bond Portfolio		Balanced Portfolio		Asset Allocation Portfolio

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018

Change in Net Assets

Operations
Net Investment Income (Loss)	$17,269	$31,771	$1,382	$50,470	$130	$6,117
Net Realized Gain (Loss) on Investments	17,721	5,572	16,091	111,220	1,576	16,812
Net Change in Unrealized Appreciation (Depreciation) of Investments	51,039	(48,619)	226,456	(234,110)	32,894	(35,664)

Net Increase (Decrease) in Net Assets Resulting from Operations	86,029	(11,276)	243,929	(72,420)	34,600	(12,735)

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	—	(26,878)	—	(101,798)	—	(12,682)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(26,878)	—	(101,798)	—	(12,682)

Capital Transactions:
Shares Sold	55,201	134,871	55,270	93,813	9,220	18,451
Reinvestment of Distributions Paid	—	26,878	—	101,798	—	12,682
Shares Redeemed	(46,309)	(89,633)	(133,539)	(263,510)	(14,806)	(33,418)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	8,892	72,116	(78,269)	(67,899)	(5,586)	(2,285)

Total Increase (Decrease) in Net Assets	94,921	33,962	165,660	(242,117)	29,014	(27,702)

Net Assets
Beginning of Period	874,943	840,981	2,065,353	2,307,470	249,511	277,213

End of Period	$969,864	$874,943	$2,231,013	$2,065,353	$278,525	$249,511

Portfolio Share Transactions:
Shares Sold	50,018	125,393	37,693	63,864	7,669	15,238
Reinvestment of Distributions Paid	—	25,477	—	69,868	—	10,498
Shares Redeemed	(42,169)	(83,748)	(91,554)	(179,627)	(12,377)	(27,594)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	7,849	67,122	(53,861)	(45,895)	(4,708)	(1,858)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Cash Flows

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2019 (unaudited) (in thousands)

Long-Term U.S. Government Bond Portfolio

Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,927
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from
Operations to Net Cash from Operating Activities
Purchase of Investment Securities	(93,088)
Proceeds from Disposition of Investment Securities	60,055
Proceeds from Disposition (Purchase) of Short-Term Investments, net	902
Proceeds from (Payments for) Closed Futures Contracts and Cleared Swaps	(361)
Proceeds from Securities Sold Short	22,285
Cash Paid for Terminated Options Written	(6)
Premiums Received for Options Written	37
Amortization (Accretion) of Premium/Discount, net	(52)
(Increase) Decrease in:
Receivable for Investment Securities Sold	(14,882)
Prepaid Expenses and Other Assets	(7)
Dividends and Interest Receivable	(271)
Increase (Decrease) in:
Collateral from Counterparty	1,215
Payable for Investment Advisory Fees	(6)
Accrued Expenses	(10)
Change in Net Unrealized (Appreciation) Depreciation of:
Investment Securities	(10,150)
Futures Contracts	1,689
Options Written	2
Short Sales	(23)
Swap Contracts	895
Net Realized (Gain) Loss from:
Investment Securities	2
Futures Contracts	(2,093)
Options Written	(25)
Short Sales	92
Swap Contracts	(27)

Total Adjustments	(33,827)

Net Cash (Used in) Provided by Operating Activities	(22,900)

Cash Flows from Financing Activities
Cash Received from Financing Transactions	430,753
Cash (Used for) Financing Transactions	(407,502)
Proceeds from Reverse Repurchase Agreements	1,160
Proceeds from Capital Shares Sold	6,178
Payment on Capital Shares Redeemed	(8,095)

Net Cash (Used in) Provided by Financing Activities	22,494

Net Increase (Decrease) in Cash and Cash Equivalents	(406)
Cash and Restricted Cash, Beginning of Period	406

Cash and Restricted Cash, End of Period	$-

Supplemental disclosure of cash flow information:

Interest paid was $147 for the period ended June 30, 2019.

The Accompanying Notes are an Integral Part of the Financial Statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments
Growth Stock Portfolio
2019(j)	$2.75	$0.01		$0.57	$0.58	$—		$—
2018	3.03	0.02		0.08	0.10	(0.02)		(0.36)
2017	2.58	0.02		0.59	0.61	(0.03)		(0.13)
2016	2.81	0.03		0.04	0.07	(0.02)		(0.28)
2015	2.87	0.02		0.15	0.17	(0.02)		(0.21)
2014	2.94	0.02		0.22	0.24	(0.02)		(0.29)
Focused Appreciation Portfolio
2019(j)	$2.57	$0.01		$0.55	$0.56	$—		$—
2018	2.71	0.02		(0.07)	(0.05)	(0.01)		(0.08)
2017	2.08	0.02		0.68	0.70	(0.02)		(0.05)
2016	2.68	0.02		0.17	0.19	(0.01)		(0.78)
2015	2.63	0.01		0.34	0.35	—		(0.30)
2014	2.69	0.00	(e)	0.22	0.22	(0.00	)(e)	(0.28)
Large Cap Core Stock Portfolio
2019(j)	$1.31	$0.01		$0.25	$0.26	$—		$—
2018	1.96	0.02		(0.05)	(0.03)	(0.03)		(0.59)
2017	1.60	0.03		0.36	0.39	(0.03)		—
2016	1.54	0.03		0.09	0.12	(0.03)		(0.03)
2015	1.65	0.03		(0.08)	(0.05)	(0.04)		(0.02)
2014	1.70	0.04		0.10	0.14	(0.03)		(0.16)
Large Cap Blend Portfolio
2019(j)	$1.09	$0.01		$0.17	$0.18	$—		$—
2018	1.21	0.01		(0.06)	(0.05)	(0.01)		(0.06)
2017	1.07	0.01		0.20	0.21	(0.01)		(0.06)
2016	1.03	0.01		0.12	0.13	(0.01)		(0.08)
2015	1.12	0.01		(0.03)	(0.02)	(0.01)		(0.06)
2014	1.04	0.01		0.11	0.12	(0.00	)(e)	(0.04)
Index 500 Stock Portfolio
2019(j)	$4.59	$0.05		$0.79	$0.84	$—		$—
2018	4.93	0.09		(0.30)	(0.21)	(0.08)		(0.05)
2017	4.17	0.08		0.81	0.89	(0.08)		(0.05)
2016	3.88	0.08		0.37	0.45	(0.07)		(0.09)
2015	3.98	0.07		(0.03)	0.04	(0.07)		(0.07)
2014	3.61	0.07		0.41	0.48	(0.06)		(0.05)
Large Company Value Portfolio
2019(j)	$0.89	$0.01		$0.14	$0.15	$—		$—
2018	1.06	0.02		(0.09)	(0.07)	(0.02)		(0.08)
2017	1.02	0.02		0.08	0.10	(0.02)		(0.04)
2016	0.99	0.02		0.12	0.14	(0.02)		(0.09)
2015	1.15	0.02		(0.06)	(0.04)	(0.02)		(0.10)
2014	1.07	0.02		0.12	0.14	—		(0.06)
Domestic Equity Portfolio
2019(j)	$1.55	$0.02		$0.15	$0.17	$—		$—
2018	1.68	0.03		(0.07)	(0.04)	(0.03)		(0.06)
2017	1.54	0.03		0.18	0.21	(0.03)		(0.04)
2016	1.41	0.03		0.19	0.22	(0.03)		(0.06)
2015	1.44	0.03		(0.03)	0.00 (e)	(0.03)		—
2014	1.29	0.03		0.14	0.17	(0.02)		—

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(r)

Expense ratios are based on the direct expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

(j)	For the six months ended June 30, 2019. (Unaudited)
(c)	Computed on an annualized basis.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Total Distributions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets(r)		Ratio of Net Expenses to Average Net Assets(r)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$—	$3.33	20.88%	$1,045,802	0.43	%(c)	0.42	%(c)	0.84	%(c)	23.61%
(0.38)	2.75	1.26	898,626	0.43		0.42		0.68		47.87
(0.16)	3.03	24.27	959,854	0.43		0.42		0.78		57.70
(0.30)	2.58	2.47	837,980	0.43		0.43		0.97		65.66
(0.23)	2.81	6.01	860,348	0.43		0.42		0.82		50.12
(0.31)	2.87	9.02	885,880	0.43		0.41		0.76		42.36

$—	$3.13	22.05%	$974,162	0.75	%(c)	0.63	%(c)	0.75	%(c)	2.30%
(0.09)	2.57	(2.34)	849,169	0.75		0.63		0.65		7.12
(0.07)	2.71	33.62	945,385	0.75		0.63		0.66		3.50
(0.79)	2.08	5.87	771,800	0.76		0.63		0.83		9.38
(0.30)	2.68	13.64	778,837	0.76		0.63		0.27		131.33
(0.28)	2.63	9.43	722,379	0.77		0.64		(0.02)		54.58

$—	$1.57	19.35%	$595,189	0.45	%(c)	0.45	%(c)	1.21	%(c)	29.13%
(0.62)	1.31	(6.04)	518,971	0.45		0.44		1.23		64.61
(0.03)	1.96	24.87	592,577	0.45		0.44		1.56		100.72
(0.06)	1.60	7.57	514,495	0.45		0.45		1.96		6.83
(0.06)	1.54	(3.06)	509,411	0.45		0.44		2.04		13.36
(0.19)	1.65	8.56	555,639	0.45		0.44		2.08		5.92

$—	$1.27	16.54%	$168,590	0.82	%(c)	0.82	%(c)	1.22	%(c)	10.39%
(0.07)	1.09	(4.00)	154,435	0.82		0.82		1.20		25.22
(0.07)	1.21	19.02	176,221	0.81		0.81		0.75		16.09
(0.09)	1.07	13.99	164,752	0.82		0.81		0.97		21.12
(0.07)	1.03	(2.42)	153,841	0.81		0.81		0.99		16.11
(0.04)	1.12	12.58	166,948	0.82		0.82		0.91		27.31

$—	$5.43	18.39%	$3,529,094	0.21	%(c)	0.20	%(c)	1.87	%(c)	1.56%
(0.13)	4.59	(4.58)	3,009,141	0.21		0.20		1.74		4.16
(0.13)	4.93	21.52	3,222,137	0.21		0.21		1.82		2.92
(0.16)	4.17	11.73	2,678,914	0.21		0.21		1.97		3.28
(0.14)	3.88	1.17	2,386,253	0.21		0.21		1.87		4.17
(0.11)	3.98	13.46	2,370,298	0.22		0.22		1.84		2.65

$—	$1.04	16.40%	$193,214	0.77	%(c)	0.75	%(c)	2.08	%(c)	30.37%
(0.10)	0.89	(7.92)	173,350	0.76		0.74		1.89		60.83
(0.06)	1.06	11.10	199,836	0.75		0.73		2.15		53.45
(0.11)	1.02	15.36	195,773	0.75		0.72		2.07		79.86
(0.12)	0.99	(3.85)	174,429	0.74		0.71		1.49		52.53
(0.06)	1.15	13.03	190,954	0.75		0.72		1.55		55.92

$—	$1.72	11.30%	$855,859	0.54	%(c)	0.53	%(c)	2.03	%(c)	4.65%
(0.09)	1.55	(2.81)	772,465	0.54		0.53		1.92		14.33
(0.07)	1.68	—	819,213	0.55		0.54		1.91		12.37
(0.09)	1.54	14.98	720,940	0.55		0.55		2.00		12.24
(0.03)	1.41	(0.09)	610,458	0.56		0.55		2.06		14.15
(0.02)	1.44	13.87	620,021	0.56		0.56		1.92		7.97

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments
Equity Income Portfolio
2019(j)	$1.53	$0.02		$0.22	$0.24	$—		$—
2018	1.86	0.04		(0.19)	(0.15)	(0.04)		(0.14)
2017	1.72	0.04		0.23	0.27	(0.04)		(0.09)
2016	1.56	0.04		0.24	0.28	(0.03)		(0.09)
2015	1.77	0.03		(0.14)	(0.11)	(0.03)		(0.07)
2014	1.72	0.03		0.10	0.13	(0.02)		(0.06)
Mid Cap Growth Stock Portfolio
2019(j)	$2.69	$0.00	(e)	$0.70	$0.70	$—		$—
2018	3.46	0.01		(0.17)	(0.16)	(0.00	)(e)	(0.61)
2017	2.88	0.00	(e)	0.59	0.59	(0.01)		—
2016	3.11	0.01		0.02	0.03	(0.01)		(0.25)
2015	3.40	0.01		0.02	0.03	(0.00	)(e)	(0.32)
2014	3.92	0.01		0.27	0.28	(0.01)		(0.79)
Index 400 Stock Portfolio
2019(j)	$1.74	$0.01		$0.29	$0.30	$—		$—
2018	2.11	0.03		(0.24)	(0.21)	(0.02)		(0.14)
2017	1.96	0.02		0.27	0.29	(0.02)		(0.12)
2016	1.77	0.02		0.33	0.35	(0.02)		(0.14)
2015	1.96	0.02		(0.07)	(0.05)	(0.02)		(0.12)
2014	1.90	0.02		0.15	0.17	(0.02)		(0.09)
Mid Cap Value Portfolio
2019(j)	$1.43	$0.02		$0.23	$0.25	$—		$—
2018	1.83	0.03		(0.23)	(0.20)	(0.03)		(0.17)
2017	1.73	0.03		0.16	0.19	(0.03)		(0.06)
2016	1.54	0.03		0.32	0.35	(0.03)		(0.13)
2015	1.77	0.02		(0.04)	(0.02)	(0.03)		(0.18)
2014	1.67	0.03		0.24	0.27	(0.02)		(0.15)
Small Cap Growth Stock Portfolio
2019(j)	$2.35	$0.00	(e)	$0.55	$0.55	$—		$—
2018	2.88	0.00	(e)	(0.28)	(0.28)	—		(0.25)
2017	2.39	0.00	(e)	0.52	0.52	(0.00	)(e)	(0.03)
2016	2.37	0.00	(e)	0.28	0.28	(0.01)		(0.25)
2015	2.50	0.01		(0.01)	—	(0.00	)(e)	(0.13)
2014	2.60	0.00	(e)	0.20	0.20	—		(0.30)
Index 600 Stock Portfolio
2019(j)	$1.26	$0.01		$0.16	$0.17	$—		$—
2018	1.45	0.02		(0.13)	(0.11)	(0.02)		(0.06)
2017	1.36	0.01		0.16	0.17	(0.03)		(0.05)
2016	1.13	0.01		0.29	0.30	(0.01)		(0.06)
2015	1.16	0.01		(0.04)	(0.03)	—		(0.00	)(e)
2014	1.33	0.01		0.06	0.07	(0.02)		(0.22)
Small Cap Value Portfolio
2019(j)	$2.04	$0.01		$0.35	$0.36	$—		$—
2018	2.54	0.01		(0.31)	(0.30)	(0.01)		(0.19)
2017	2.42	0.02		0.25	0.27	(0.02)		(0.13)
2016	2.10	0.02		0.61	0.63	(0.02)		(0.29)
2015	2.38	0.02		(0.14)	(0.12)	(0.02)		(0.14)
2014	2.45	0.02		(0.02)	0.00 (e)	(0.01)		(0.06)

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(r)

Expense ratios are based on the direct expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

(j)	For the six months ended June 30, 2019. (Unaudited)
(c)	Computed on an annualized basis.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Total Distributions		Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets(r)		Ratio of Net Expenses to Average Net Assets(r)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$—		$1.77	15.80%	$779,317	0.65	%(c)	0.61	%(c)	2.59	%(c)	9.55%
(0.18)		1.53	(9.35)	704,674	0.65		0.61		2.25		16.57
(0.13)		1.86	16.24	844,398	0.65		0.62		2.04		21.27
(0.12)		1.72	19.17	798,167	0.66		0.64		2.42		23.09
(0.10)		1.56	(6.74)	732,781	0.65		0.65		2.08		37.97
(0.08)		1.77	7.43	781,735	0.66		0.66		1.94		13.56

$—		$3.39	26.09%	$1,127,946	0.54	%(c)	0.54	%(c)	0.13	%(c)	11.86%
(0.61)		2.69	(7.38)	943,370	0.54		0.54		0.19		32.73
(0.01)		3.46	20.29	1,097,433	0.54		0.54		0.14		148.03
(0.26)		2.88	0.83	983,395	0.54		0.54		0.29		57.23
(0.32)		3.11	0.71	1,025,151	0.53		0.52		0.17		68.54
(0.80)		3.40	8.49	1,098,155	0.54		0.51		0.25		82.51

$—		$2.04	17.87%	$933,130	0.28	%(c)	0.26	%(c)	1.53	%(c)	6.48%
(0.16)		1.74	(11.33)	792,780	0.28		0.26		1.29		18.23
(0.14)		2.11	15.96	896,559	0.28		0.26		1.22		18.08
(0.16)		1.96	20.38	773,157	0.28		0.27		1.31		19.44
(0.14)		1.77	(2.38)	634,401	0.28		0.27		1.23		18.70
(0.11)		1.96	9.42	652,404	0.28		0.27		1.25		12.20

$—		$1.68	17.30%	$544,060	0.89	%(c)	0.75	%(c)	1.99	%(c)	20.57%
(0.20)		1.43	(12.85)	471,943	0.89		0.76		1.50		61.68
(0.09)		1.83	11.81	564,624	0.88		0.76		1.79		46.45
(0.16)		1.73	23.23	518,217	0.89		0.77		1.71		53.81
(0.21)		1.54	(1.33)	410,233	0.89		0.77		1.38		71.46
(0.17)		1.77	16.69	427,853	0.90		0.78		1.56		66.16

$—		$2.90	23.74%	$621,240	0.56	%(c)	0.56	%(c)	0.08	%(c)	19.65%
(0.25)		2.35	(11.71)	520,622	0.56		0.56		0.10		52.15
(0.03)		2.88	21.61	627,901	0.56		0.56		(0.01)		43.11
(0.26)		2.39	12.25	545,052	0.58		0.58		0.19		44.26
(0.13)		2.37	0.32	494,932	0.57		0.56		0.22		48.21
(0.30)		2.50	8.66	529,548	0.57		0.57		0.12		27.07

$—		$1.43	13.52%	$264,258	0.31	%(c)	0.31	%(c)	1.33	%(c)	15.87%
(0.08)		1.26	(8.78)	221,803	0.31		0.31		1.06		37.83
(0.08)		1.45	12.93	222,348	0.33		0.33		1.04		36.46
(0.07)		1.36	26.12	173,883	0.36		0.35		1.00		52.14
(0.00	)(e)	1.13	(2.35)	113,993	0.36		0.34		0.95		46.59
(0.24)		1.16	5.34	101,286	0.39		0.35		0.93		49.73

$—		$2.40	17.42%	$580,800	0.88	%(c)	0.87	%(c)	0.54	%(c)	11.06%
(0.20)		2.04	(12.73)	530,072	0.88		0.87		0.43		22.36
(0.15)		2.54	11.65	673,234	0.88		0.86		0.56		14.51
(0.31)		2.42	32.39	647,830	0.89		0.88		0.93		24.02
(0.16)		2.10	(5.45)	514,970	0.88		0.88		1.00		35.53
(0.07)		2.38	0.22	583,367	0.88		0.88		0.81		16.29

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments
International Growth Portfolio
2019(j)	$1.39	$0.02		$0.28	$0.30	$—		$—
2018	1.59	0.02		(0.20)	(0.18)	(0.02)		—
2017	1.24	0.02		0.35	0.37	(0.02)		—
2016	1.30	0.02		(0.07)	(0.05)	(0.01)		—
2015	1.34	0.02		(0.04)	(0.02)	(0.02)		—
2014	1.43	0.02		(0.09)	(0.07)	(0.02)		—
Research International Core Portfolio
2019(j)	$0.88	$0.02		$0.14	$0.16	$—		$—
2018	1.04	0.02		(0.16)	(0.14)	(0.02)		—
2017	0.82	0.02		0.22	0.24	(0.02)		—
2016	0.85	0.02		(0.03)	(0.01)	(0.01)		(0.01)
2015	0.90	0.02		(0.03)	(0.01)	(0.02)		(0.02)
2014	0.99	0.02		(0.09)	(0.07)	(0.01)		(0.01)
International Equity Portfolio
2019(j)	$1.58	$0.04		$0.07	$0.11	$—		$—
2018	1.91	0.04		(0.32)	(0.28)	(0.05)		—
2017	1.60	0.04		0.31	0.35	(0.04)		—
2016	1.61	0.04		0.00 (e)	0.04	(0.03)		(0.02)
2015	1.77	0.04		(0.08)	(0.04)	(0.05)		(0.07)
2014	2.13	0.06		(0.24)	(0.18)	(0.04)		(0.14)
Emerging Markets Equity Portfolio
2019(j)	$0.94	$0.01		$0.13	$0.14	$—		$—
2018	1.10	0.01		(0.16)	(0.15)	(0.01)		—
2017	0.87	0.02		0.22	0.24	(0.01)		—
2016	0.80	0.01		0.07	0.08	(0.01)		—
2015	0.93	0.01		(0.13)	(0.12)	(0.01)		—
2014	0.99	0.01		(0.06)	(0.05)	(0.01)		(0.00	)(e)
Government Money Market Portfolio
2019(j)	$1.00	$0.01		$—	$0.01	$(0.01)		$—
2018	1.00	0.02		—	0.02	(0.02)		(0.00	)(e)
2017	1.00	0.01		0.00 (e)	0.01	(0.01)		(0.00	)(e)
2016	1.00	0.00	(e)	—	0.00 (e)	(0.00	)(e)	(0.00	)(e)
2015	1.00	0.00	(e)	—	0.00 (e)	(0.00	)(e)	(0.00	)(e)
2014	1.00	0.00	(e)	—	0.00 (e)	(0.00	)(e)	—
Short-Term Bond Portfolio
2019(j)	$1.03	$0.01		$0.02	$0.03	$—		$—
2018	1.03	0.02		—	0.02	(0.02)		—
2017	1.03	0.02		(0.01)	0.01	(0.01)		—
2016	1.03	0.01		—	0.01	(0.01)		—
2015	1.03	0.01		0.00 (e)	0.01	(0.01)		—
2014	1.03	0.01		—	0.01	(0.01)		—
Select Bond Portfolio
2019(j)	$1.23	$0.02		$0.05	$0.07	$—		$—
2018	1.26	0.03		(0.03)	0.00 (e)	(0.03)		—
2017	1.26	0.03		0.02	0.05	(0.03)		(0.02)
2016	1.25	0.02		0.03	0.05	(0.03)		(0.01)
2015	1.27	0.02		(0.01)	0.01	(0.02)		(0.01)
2014	1.23	0.02		0.05	0.07	(0.03)		—

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(r)

Expense ratios are based on the direct expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

(j)	For the six months ended June 30, 2019. (Unaudited)
(c)	Computed on an annualized basis.
(e)	Amount is less than $0.005.
(g)	Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.

The Accompanying Notes are an Integral Part of the Financial Statements.

Total Distributions		Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets(r)		Ratio of Net Expenses to Average Net Assets(r)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$—		$1.69	21.16%	$745,218	0.65	%(c)	0.65	%(c)	2.45	%(c)	12.00%
(0.02)		1.39	(11.28)	626,082	0.65		0.65		1.28		33.34
(0.02)		1.59	30.03	697,581	0.67		0.67		1.32		19.52
(0.01)		1.24	(3.41)	523,122	0.71		0.71		1.67		25.57
(0.02)		1.30	(1.73)	485,313	0.74		0.74		1.12		134.92
(0.02)		1.34	(4.52)	436,931	0.74		0.74		1.75		64.20

$—		$1.04	17.35%	$703,909	0.82	%(c)	0.77	%(c)	3.98	%(c)	10.16%
(0.02)		0.88	(13.66)	595,585	0.82		0.77		1.88		24.38
(0.02)		1.04	28.21	658,005	0.86		0.81		1.74		27.88
(0.02)		0.82	(1.12)	499,649	0.92		0.88		1.99		40.80
(0.04)		0.85	(1.11)	498,395	0.91		0.91		1.78		32.43
(0.02)		0.90	(6.71)	457,008	0.94		0.94		2.45		25.24

$—		$1.69	6.96%	$1,716,053	0.68	%(c)	0.54	%(c)	5.08	%(c)	23.91%
(0.05)		1.58	(15.41)	1,604,068	0.68		0.54		2.36		31.04
(0.04)		1.91	22.30	1,927,673	0.70		0.57		2.40		20.68
(0.05)		1.60	2.89	1,628,267	0.71		0.62		2.65		16.25
(0.12)		1.61	(2.21)	1,605,948	0.73		0.64		2.05		18.80
(0.18)		1.77	(8.80)	1,635,378	0.72		0.66		2.91		17.84

$—		$1.08	15.32%	$778,348	1.11	%(c)	0.99	%(c)	1.74	%(c)	10.46%
(0.01)		0.94	(13.75)	675,350	1.11		1.00		1.27		16.67
(0.01)		1.10	27.84	718,281	1.18		1.06		1.61		98.21
(0.01)		0.87	9.06	521,800	1.25		1.16		1.24		47.33
(0.01)		0.80	(12.24)	444,297	1.32		1.32		0.91		45.83
(0.01)		0.93	(6.25)	416,997	1.35		1.35		1.02		45.75

$(0.01)		$1.00	1.06%	$435,560	0.33	%(c)	0.33	%(c)	2.13	%(c)	—%
(0.02)		1.00	1.54	443,474	0.34		0.34		1.53		—
(0.01)		1.00	0.60	439,438	0.33		0.33		0.59		—
(0.00	)(e)	1.00	0.13	501,635	0.32		0.32		0.11		—
(0.00	)(e)	1.00	0.01	445,287	0.33		0.26		0.01		—
(0.00	)(e)	1.00	0.07	438,752	0.33		0.07		0.07		—

$—		$1.06	3.01%	$326,772	0.40	%(c)	0.40	%(c)	2.56	%(c)	24.47	%(g)
(0.02)		1.03	1.36	306,541	0.39		0.39		2.14		41.45	(g)
(0.01)		1.03	1.33	293,514	0.42		0.41		1.60		45.77
(0.01)		1.03	1.67	269,833	0.43		0.43		1.33		36.61
(0.01)		1.03	0.72	244,204	0.43		0.42		1.17		35.76
(0.01)		1.03	0.38	234,487	0.41		0.41		0.76		196.15

$—		$1.30	6.12%	$3,162,729	0.31	%(c)	0.30	%(c)	3.04	%(c)	214.73	%(g)
(0.03)		1.23	(0.21)	2,967,993	0.31		0.31		2.74		293.74	(g)
(0.05)		1.26	3.58	2,943,934	0.32		0.31		2.15		390.26	(g)
(0.04)		1.26	3.06	2,839,045	0.32		0.31		1.91		524.79	(g)
(0.03)		1.25	0.53	2,856,958	0.31		0.31		1.76		476.41	(g)
(0.03)		1.27	5.56	2,841,156	0.32		0.32		1.97		308.80	(g)

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments
Long-Term U.S. Government Bond Portfolio(s)
2019(j)	$1.01	$0.01		$0.09	$0.10	$—	$—
2018	1.08	0.03		(0.06)	(0.03)	(0.02)	(0.02)
2017	1.06	0.03		0.05	0.08	(0.02)	(0.04)
2016	1.08	0.03		(0.01)	0.02	(0.02)	(0.02)
2015	1.12	0.03		(0.05)	(0.02)	(0.02)	—
2014	0.92	0.03		0.19	0.22	(0.02)	—
Inflation Protection Portfolio
2019(j)	$1.06	$0.01		$0.06	$0.07	$—	$—
2018	1.11	0.03		(0.06)	(0.03)	(0.02)	—
2017	1.09	0.02		0.01	0.03	(0.01)	(0.00	)(e)
2016	1.05	0.02		0.03	0.05	(0.01)	—
2015	1.10	0.01		(0.03)	(0.02)	(0.03)	—
2014	1.08	0.01		0.03	0.04	(0.01)	(0.01)
High Yield Bond Portfolio
2019(j)	$0.69	$0.02		$0.05	$0.07	$—	$—
2018	0.75	0.04		(0.06)	(0.02)	(0.04)	—
2017	0.74	0.04		0.01	0.05	(0.04)	—
2016	0.68	0.04		0.06	0.10	(0.04)	—
2015	0.72	0.04		(0.05)	(0.01)	(0.03)	—
2014	0.75	0.04		(0.03)	0.01	(0.04)	—
Multi-Sector Bond Portfolio(s)
2019(j)	$1.05	$0.02		$0.08	$0.10	$—	$—
2018	1.09	0.04		(0.05)	(0.01)	(0.03)	—
2017	1.05	0.04		0.04	0.08	(0.04)	—
2016	0.99	0.04		0.07	0.11	(0.05)	—
2015	1.08	0.04		(0.05)	(0.01)	(0.06)	(0.02)
2014	1.08	0.04		(0.01)	0.03	(0.03)	—
Balanced Portfolio
2019(j)	$1.36	$0.00	(e)	$0.16	$0.16	$—	$—
2018	1.47	0.03		(0.07)	(0.04)	(0.04)	(0.03)
2017	1.40	0.03		0.12	0.15	(0.03)	(0.05)
2016	1.38	0.02		0.07	0.09	(0.03)	(0.04)
2015	1.48	0.02		(0.02)	—	(0.03)	(0.07)
2014	1.56	0.02		0.07	0.09	(0.04)	(0.13)
Asset Allocation Portfolio
2019(j)	$1.10	$0.00	(e)	$0.15	$0.15	$—	$—
2018	1.21	0.03		(0.09)	(0.06)	(0.02)	(0.03)
2017	1.12	0.02		0.15	0.17	(0.03)	(0.05)
2016	1.11	0.02		0.06	0.08	(0.03)	(0.04)
2015	1.20	0.02		(0.03)	(0.01)	(0.02)	(0.06)
2014	1.28	0.01		0.05	0.06	(0.03)	(0.11)

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(r)

Expense ratios are based on the direct expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

(s)

The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios for the Long-Term U.S. Government Portfolio would be 0.67% and 0.65% respectively for the period ended June 30, 2019, 0.67% and 0.65% respectively for the period ended December 31, 2018, 0.67% and 0.65% respectively for the period ended December 31, 2017, 0.64% and 0.64% respectively in 2016, 0.67% and 0.64% respectively in 2015, and 0.67% and 0.65% respectively in 2014. The ratios for the Multi-Sector Bond Portfolio would be 0.82% and 0.74% respectively for the period ended June 30, 2019, and 0.81% and 0.74% respectively for the period ended December 31, 2018.

(j)	For the six months ended June 30, 2019. (Unaudited)
(c)	Computed on an annualized basis.
(g)	Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.
(e)	Amount is less than $0.005.
(h)	Portfolio Turnover Rate excludes the impact of in-kind transactions.

The Accompanying Notes are an Integral Part of the Financial Statements.

Total Distributions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets(r)		Ratio of Net Expenses to Average Net Assets(r)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$—	$1.11	9.91%	$120,735	1.04	%(c)	1.02	%(c)	2.30	%(c)	5.40	%(g)
(0.04)	1.01	(2.04)	111,468	0.90		0.89		2.48		42.53	(g)
(0.06)	1.08	8.28	115,713	0.94		0.92		2.64		50.94	(g)
(0.04)	1.06	1.09	110,391	0.77		0.77		2.19		126.34	(g)
(0.02)	1.08	(1.47)	104,513	0.69		0.67		2.32		32.93	(g)
(0.02)	1.12	23.73	109,250	0.68		0.67		2.67		116.62	(g)

$—	$1.13	6.68%	$372,929	0.59	%(c)	0.55	%(c)	2.42	%(c)	19.53%
(0.02)	1.06	(2.61)	349,571	0.59		0.55		2.55		22.87
(0.01)	1.11	3.58	401,711	0.61		0.57		2.05		20.82
(0.01)	1.09	4.68	326,927	0.64		0.59		1.55		33.80
(0.03)	1.05	(2.20)	287,089	0.63		0.59		0.52		17.29
(0.02)	1.10	3.14	285,685	0.63		0.59		1.26		20.25

$—	$0.76	10.19%	$831,892	0.44	%(c)	0.44	%(c)	5.89	%(c)	13.86%
(0.04)	0.69	(2.71)	763,366	0.45		0.45		5.65		22.94
(0.04)	0.75	6.88	811,878	0.45		0.45		5.48		31.59
(0.04)	0.74	14.59	756,947	0.47		0.46		5.83		35.58
(0.03)	0.68	(1.36)	688,124	0.46		0.46		5.55		27.49
(0.04)	0.72	1.18	701,988	0.47		0.47		5.43		96.48

$—	$1.15	9.84%	$969,864	0.83	%(c)	0.75	%(c)	3.77	%(c)	13.43	%(g)
(0.03)	1.05	(1.30)	874,943	0.82		0.75		3.67		37.42	(g)
(0.04)	1.09	8.38	840,981	0.82		0.75		4.06		48.84
(0.05)	1.05	11.09	689,849	0.84		0.78		3.86		42.81
(0.08)	0.99	(2.22)	580,634	0.85		0.79		4.13		58.14	(g)
(0.03)	1.08	3.25	546,059	0.86		0.81		3.89		58.51	(g)

$—	$1.52	11.99%	$2,231,013	0.31	%(c)	0.06	%(c)	0.13	%(c)	3.73%
(0.07)	1.36	(3.45)	2,065,353	0.31		0.06		2.25		27.29
(0.08)	1.47	11.98	2,307,470	0.31		0.06		1.75		16.58
(0.07)	1.40	6.58	2,202,834	0.31		0.07		1.73		23.64
(0.10)	1.38	(0.12)	2,219,466	0.31		0.08		1.43		13.53
(0.17)	1.48	5.56	2,367,127	0.32		0.16		1.29		56.83	(g),(h)

$—	$1.25	13.96%	$278,525	0.57	%(c)	0.09	%(c)	0.10	%(c)	3.34%
(0.05)	1.10	(4.88)	249,511	0.57		0.09		2.24		32.14
(0.08)	1.21	14.87	277,213	0.57		0.09		1.68		22.05
(0.07)	1.12	7.79	250,399	0.58		0.09		1.69		25.59
(0.08)	1.11	(0.43)	249,413	0.58		0.08		1.47		15.36
(0.14)	1.20	5.15	266,409	0.62		0.23		1.13		39.50	(g),(h)

The Accompanying Notes are an Integral Part of the Financial Statements.

Notes to Financial Statements (unaudited)

NOTE 1. ORGANIZATION

Northwestern Mutual Series Fund, Inc. (the “Series Fund”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is also considered an investment company following the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio and Asset Allocation Portfolio (each, a “Portfolio” or collectively, the “Portfolios”). All of the outstanding shares of each Portfolio are held by an affiliate, The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), for its segregated asset accounts (either directly or indirectly through one or more underlying Portfolios operating as affiliated fund of funds). The Government Money Market Portfolio is a government money market fund under Rule 2a-7 of the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of its financial statements.

A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. Foreign Income and Capital Gains Taxes — The Portfolios may be subject to income taxes imposed by certain countries in which they invest. Foreign withholding taxes on dividends and interest are netted against income and separately disclosed in the Statements of Operations.

Some of the Portfolios may be subject to capital gains taxes imposed by certain countries in which they invest. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

C. Federal Income Taxes — The Portfolios’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their respective shareholders. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax, as applicable, on distributable income and gains.

In accordance with the authoritative guidance for uncertainty in income taxes, management of the Series Fund has reviewed all open tax years (2015 to 2018) for major jurisdictions and concluded there was no material impact to the Portfolios’ net assets or results of operations. There is no material tax liability relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

D. Distributions — Dividends from net investment income and net realized capital gains are declared and paid each business day for the Government Money Market Portfolio and at least annually for the remaining Portfolios, when applicable.

E. Other — The Portfolios record security transactions on trade date. The basis for determining cost on sale of securities is identified cost. Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from issuers is available. Where applicable, dividends are recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized using the effective interest method. Expenses directly attributable to a Portfolio are incurred by the respective Portfolio. Expenses that are not directly attributable to one or more

Notes to Financial Statements (unaudited)

Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios. The Portfolios consider highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in the short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.

F. New Accounting Pronouncements — In March 2017, the FASB issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities, held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2018. The ASU has been adopted, and the impacts are not material.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. In 2018, management early adopted certain aspects that allow removal of certain disclosure requirements. Management is currently assessing the potential impact of the remaining requirements to future financial statements.

NOTE 3. SECURITY VALUATION

For purposes of calculating a net asset value, Portfolio securities and other assets are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day during which the Exchange is open for trading.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

•	Level 1 — fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

•

Level 2 — fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 — fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolios’ perceived risk of that instrument.

The following is a description of the valuation techniques and significant inputs used in determining the value of the Portfolios’ investments classified as Level 1 and Level 2 in the fair value hierarchy:

•

Equity securities (common and preferred stock) for which market quotations are readily available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Equity securities traded only in the over-the-counter market and not on a securities exchange are valued at the last sale price or closing bid price, if no sales have occurred. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Additionally, for foreign securities, fair value procedures are used if a significant event occurs

Notes to Financial Statements (unaudited)

between the close of the foreign market and the U.S. market close. The fair value price is reflected as Level 2 in the fair value hierarchy where applicable.

•

Fixed income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, and non-U.S. bonds are generally valued on the basis of service provider prices that use broker dealer quotations or valuation estimates from internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, call features, maturities, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

•	Fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 in the fair value hierarchy.

•

Mortgage related and asset backed securities are generally issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage related and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

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Investments in open-end mutual funds (including other Portfolios) are valued at the mutual fund’s closing net asset value per share and are categorized as Level 1 in the fair value hierarchy. Investments in privately held mutual funds are valued at the mutual fund’s closing net asset value per share and are categorized as Level 2 in the fair value hierarchy.

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Money market investments, other than in the Government Money Market Portfolio, are generally valued by a pricing service. All securities in the Government Money Market Portfolio are valued using amortized cost, unless the current market value differs substantially from the amortized cost, at which time the securities are marked to market. Because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

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Listed derivatives, such as futures or option contracts, which are actively traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation and are categorized as Level 1 in the fair value hierarchy.

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Centrally cleared swaps and over-the-counter financial derivatives, such as foreign currency contracts, options contracts, or swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Depending on the product and the terms of the transaction, the value of the derivatives can be estimated using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

The following is a description of the valuation techniques and significant inputs used in determining the value the Portfolios’ investments classified as Level 3 in the fair value hierarchy:

•

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith in accordance with procedures adopted by the Series Fund’s Board of Directors (“Board”). Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g. trade information or broker quotes). The factors considered in reaching these values at June 30, 2019 included, but were not limited to, broker quotes, analysis of the likely outcome of pending litigation, liquidity, prepayment speed, duration and recoverability.

Notes to Financial Statements (unaudited)

A table summarizing each Portfolio’s investments under this hierarchy is included following each Portfolio’s Schedule of Investments. Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in investments’ valuation changes. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. Additionally, U.S GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements, a Level 3 reconciliation and details of significant unobservable inputs have been included in the notes to the Schedule of Investments for Portfolios that have a material amount of Level 3 investments. As of June 30, 2019, there were no Portfolios that owned a material amount of Level 3 securities.

The Series Fund has adopted policies and procedures which govern the pricing of Portfolio securities. The Board has delegated the day-to-day responsibility for pricing Portfolio securities and other investments to Mason Street Advisors, LLC (“MSA”), the Portfolios’ investment adviser, Northwestern Mutual in its capacity as fund administrator, and State Street Bank and Trust Company in its capacity as fund accountant, subject to the oversight of a Pricing Committee appointed by the Board and comprised of representatives of MSA, Northwestern Mutual and Series Fund officers. The Pricing Committee is charged with the primary and day-to-day operational responsibility for executing the valuation process. The Pricing Committee has been delegated the authority to approve the override of any prices as permitted under the pricing policy and procedures approved by the Board and any variances from these pricing procedures when appropriate. All such actions are subject to further review and approval by the Board at its next regular meeting.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

A. Delayed Delivery Transactions and When-Issued Securities — Certain Portfolios may engage in securities transactions on a when-issued or delayed delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed delivery purchases are outstanding, a Portfolio will earmark liquid assets on its records in amounts sufficient to meet the purchase price. A Portfolio may dispose of or renegotiate a delayed delivery transaction, which may result in a capital gain or loss.

B. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

C. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

D. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments

Notes to Financial Statements (unaudited)

from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of income and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.

E. Mortgage Backed and Asset Backed Securities — Certain Portfolios may invest in mortgage backed securities, including collateralized mortgage obligations, and asset backed securities. Mortgage backed securities are interests in pools of residential or commercial mortgage loans and asset backed securities are interests in pools of other assets, including various types of loans and credit card receivables. These securities provide a monthly payment, consisting of both a principal and interest component. Interest payments may be based on either fixed rates or adjustable rates. Receipt of principal payment reduces the outstanding par amount of the security and may generate realized gains or losses. Yields on mortgage backed securities are affected by interest and prepayment rates, which, in turn, are influenced by a variety of economic, geographical, social and other factors. Maturities on mortgage backed securities represent stated maturity dates. Actual maturity dates may differ based on prepayment rates. Unlike mortgage backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage backed securities and asset backed securities issued by private issuers do not have a government or government sponsored entity guarantee. These issuers may provide credit enhancements through external entities such as financial institutions or through the structuring of the transaction itself. There is no guarantee that credit enhancements, if any, will be sufficient to prevent losses.

F. Inflation-Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the applicable Portfolio’s Statement of Operations even though investors do not receive their principal until maturity.

G. Short Sales — Certain Portfolios may enter into short sale transactions. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested.

H. Financing Transactions — Certain Portfolios may enter into financing transactions. In a financing transaction, the Portfolio transfers a security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. For U.S. GAAP purposes, a financing transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, the Portfolio is entitled to the interest on the security. The difference between the sale price and repurchase price is included in net investment income with the cost of the secured borrowing transaction being recorded in interest expense over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the financing transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Financing transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities. For the period ended June 30, 2019, the Long-Term U.S. Government Bond Portfolio entered into financing transactions utilizing various U.S. Treasury bonds.

I. Loan Participation and Assignments — Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolios’ investments in a loan may be in the form of either actual participation in loans or assignments of all or part of the loans from third parties. A loan is often administered by a bank or other financial institution that acts as an agent for all holders. The agent administers the terms of the loan which are specified in the loan agreement. The Portfolios may invest in multiple series or

Notes to Financial Statements (unaudited)

tranches of a loan, each of which can have different terms and associated risks. The Portfolios generally do not have a right to enforce compliance with the terms of the loan agreement and as a result, the Portfolios may be subject to the credit risk of the borrower and lender that is selling the loan agreement. When the Portfolios purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments can include lines of credit, which may require the Portfolios to grant additional cash to the borrower upon demand from the borrower. These unfunded loan commitments are in fact a future obligation in full, although a percentage of the loan amount may not be utilized by the borrower. When investing in a loan, the Portfolios have the right to receive principal, interest and any fees from the lender selling the loan agreement and only when the payments are received by the lender from the borrower. There may also be a commitment fee due to the Portfolios based on the unused portion of the line of credit of the floating rate loan. In certain cases, the Portfolios may be entitled to a penalty fee if there was a prepayment of a floating rate loan by the borrower. Fees that are earned or paid will be reflected as interest income or interest expense on the Statements of Operations. As of June 30, 2019, there were no unfunded loan commitments outstanding.

J. Reverse Repurchase Agreements — Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. When effecting reverse repurchase transactions, the Portfolio will hold securities of a dollar amount equal in value to the securities subject to the reverse repurchase agreement in a segregated account. As of June 30, 2019, there were reverse repurchase agreements held in the Long-Term U.S. Government Bond Portfolio.

K. Zero Strike Warrants — Certain Portfolios may invest in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets that place restrictions on direct investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the Statement of Operations. To the extent the fund invests in zero strike warrants whose returns correspond to the performance of a foreign stock, investing in zero strike warrants will involve risks similar to the risks of investing in foreign securities. Additional risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

NOTE 5. DERIVATIVE INSTRUMENTS

The Portfolios may use derivative instruments for various purposes, including as a cash management strategy, to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, to hedge exposure to a foreign currency, or as an alternative to direct investments. Because the Portfolios are required to account for derivative instruments at fair value and recognize changes in fair value through the Statements of Operations, the Portfolios’ derivatives do not qualify for hedge accounting treatment.

Certain Portfolios segregate cash to cover margin requirements for derivative positions. These amounts are denoted as “Cash Collateral for Derivative Positions” on the Statements of Assets and Liabilities.

A. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the

Notes to Financial Statements (unaudited)

Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

B. Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

C. Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase call and put options on futures, swaps, securities or currencies they own or in which they may invest. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium on the purchase of a put option but receives the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio purchases a call option, it is exposed to a decline in the price of the underlying security. Premiums paid are reflected in the Statements of Assets and Liabilities as an investment and are subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine realized gain or loss. The risk associated with a Portfolio purchasing call or put options is limited to the premium paid.

D. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, foreign currencies, investment style risk and credit risk or as an alternative to direct investing. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

Swaps are marked to market daily based upon quotations from market makers or values from third party vendors, which may include a registered commodities exchange, and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Daily changes in the valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period of the swap are reflected on the Statements of Assets and Liabilities. Upfront payments are amortized to realized gain or loss. Upon termination of the swap, unamortized upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the

Notes to Financial Statements (unaudited)

Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.

Interest Rate Swaps — Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive a set of cash flows, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal.

Total Return Swaps — Total return swap agreements involve commitments to pay or receive a financing rate in exchange for the total return of an underlying reference entity, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swaps — Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a cash payment equal to the notional value of the swap in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging market country. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the corporate or sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default.

As a seller of protection, the Portfolio generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio adds leverage to its investments because the Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country serve as an indicator of the current status of the payment/performance risk and represent the likelihood of a credit event occurring. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and indicate a greater likelihood a credit event could occur as defined under the terms of the agreement. Open credit default swaps on corporate or sovereign issues and credit indices are disclosed in the Schedules of Investments.

If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will either pay to the buyer of the protection an amount equal to the notional value of the swap and may take delivery of the obligation or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the agreement. Notional amounts and fair market value of all credit default swap agreements outstanding for each Portfolio are disclosed in the Schedules of Investments. These maximum potential amounts would be partially offset by any recovery values of the referenced obligations, upfront payments received upon entering into the agreement, or net amounts received by the Portfolio from the settlement of credit default swap agreements purchasing protection for the same referenced obligation.

E. Derivative Disclosures — Derivative positions held by the Portfolios by contract type and primary risk exposure, including location on the Statement of Assets and Liabilities and value as of June 30, 2019, are (amounts in thousands):

Notes to Financial Statements (unaudited)

	Asset Derivatives		Liability Derivatives
Portfolio	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Index 500 Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	$193	Payables – Futures Variation Margin	$-
Large Company Value Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	2	Payables – Foreign Currency Purchased	61
Equity Income Portfolio
Equity contracts	Receivables – Futures Variation Margin	7	Payables – Futures Variation Margin	-
Index 400 Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	205	Payables – Futures Variation Margin	-
Mid Cap Value Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	5	Payables – Foreign Currency Purchased	153
Index 600 Portfolio
Equity contracts	Receivables – Outstanding Swaps Contracts, at Value	714	Payables – Outstanding Swaps Contracts, at Value	-
International Equity Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	1	Payables – Foreign Currency Purchased	1
Short-Term Bond Portfolio
Interest rate contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	16
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	44
Interest rate contracts	Receivables – Cleared Swap Variation Margin	25	Payables – Cleared Swap Variation Margin	3
Interest rate contracts	Receivables – Outstanding Options Written, at Value	-	Payables – Outstanding Options Written, at Value	17
Inflation Protection Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	-	Payables – Foreign Currency Purchased	36
Interest rate contracts	Receivables – Futures Variation Margin	3	Payables – Futures Variation Margin	4
Other contracts	Receivables – Cleared Swap Variation Margin	2	Payables – Cleared Swap Variation Margin	12
Other contracts	Receivables – Outstanding Swaps Contracts, at Value	310	Payables – Outstanding Swaps Contracts, at Value	4,520
Multi-Sector Bond Portfolio
Credit contracts	Receivables – Outstanding Swaps Contracts, at Value	102	Payables – Outstanding Swaps Contracts, at Value	72
Credit contracts	Receivables – Cleared Swap Variation Margin	241	Payables – Cleared Swap Variation Margin	60
Interest rate contracts	Receivables – Outstanding Swaps Contracts, at Value	259	Payables – Outstanding Swaps Contracts, at Value	-
Foreign exchange contracts	Receivables – Foreign Currency Sold	807	Payables – Foreign Currency Purchased	3,717
Interest rate contracts	Receivables – Outstanding Options Written, at Value	-	Payables – Outstanding Options Written, at Value	196
Interest rate contracts	Receivables – Futures Variation Margin	83	Payables – Futures Variation Margin	92
Interest rate contracts	Receivables – Cleared Swap Variation Margin	14	Payables – Cleared Swap Variation Margin	1

Notes to Financial Statements (unaudited)

Realized gains and losses on derivative instruments, by contract type and primary risk exposure, for the period ended June 30, 2019 are (amounts in thousands):

	Realized Gain (Loss) on Derivatives Instruments
Portfolio	Options Written	Futures	Forward Currency Contracts	Swaps	Total
Index 500 Stock Portfolio
Equity contracts	$–	$5,745	$–	$–	$5,745
Large Company Value Portfolio
Foreign currency exchange contracts	–	–	212	–	212
Equity Income Portfolio
Foreign currency exchange contracts	–	–	7	–	7
Index 400 Stock Portfolio
Equity contracts	–	1,807	–	–	1,807
Mid Cap Value Portfolio
Foreign currency exchange contracts	–	–	221	–	221
Index 600 Stock Portfolio
Equity contracts	–	–	–	(957)	(957)
International Growth Portfolio
Foreign currency exchange contracts	–	–	(47)	–	(47)
Research International Core Portfolio
Foreign currency exchange contracts	–	–	3	–	3
International Equity Portfolio
Foreign currency exchange contracts	–	–	(166)	–	(166)
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	–	–	(48)	–	(48)
Short-Term Bond Portfolio
Interest rate contracts	–	712	–	–	712
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	25	2,093	–	27	2,145
Inflation Protection Portfolio
Foreign currency exchange contracts	–	–	34	–	34
Interest rate contracts	–	(1,031)	–	–	(1,031)
Credit contracts				(18)	(18)
Other contracts	–	–	–	(775)	(775)
Multi-Sector Bond Portfolio
Credit contracts	–	–	–	4,766	4,766
Foreign currency exchange contracts	–	–	6,283	–	6,283
Interest rate contracts	363	8,431	–	(2,476)	6,318
Balanced Portfolio
Equity contracts	–	2,638	–	–	2,638
Asset Allocation Portfolio
Equity contracts	–	320	–	–	320

Change in unrealized appreciation and depreciation on derivative instruments, by contract type and primary risk exposure for the period ended June 30, 2019 are (amounts in thousands):

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio	Options Written	Futures	Forward Currency Contracts	Swaps	Total
Index 500 Stock Portfolio
Equity contracts	$–	$1,235	$–	$–	$1,235
Large Company Value Portfolio
Foreign currency exchange contracts	–	–	99	–	99
Equity Income Portfolio
Equity contracts	–	(8)	–	–	(8)

Notes to Financial Statements (unaudited)

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio	Options Written	Futures	Forward Currency Contracts	Swaps	Total
Index 400 Stock Portfolio
Equity contracts	$ –	$ 1,378	$ –	$ –	$ 1,378
Mid Cap Value Portfolio
Foreign currency exchange contracts	–	–	113	–	113
Index 600 Stock Portfolio
Equity Contracts	–	–	–	1,606	1,606
International Growth Portfolio
Foreign currency exchange contracts	–	–	9	–	9
Research International Core Portfolio
Foreign currency exchange contracts	–	–	12	–	12
International Equity Portfolio
Foreign currency exchange contracts	–	–	6	–	6
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	–	–	21	–	21
Short–Term Bond Portfolio
Interest rate contracts	–	107	–	–	107
Long–Term U.S. Government Bond Portfolio
Interest rate contracts	(2)	(1,689)	–	(895)	(2,586)
Inflation Protection Portfolio
Foreign currency exchange contracts	–	–	(108)	–	(108)
Interest rate contracts	–	809	–	–	809
Credit contracts	–	–	–	(92)	(92)
Other contracts	–	–	–	343	343
Multi–Sector Bond Portfolio
Credit contracts	–	–	–	6,428	6,428
Foreign currency exchange contracts	–	–	(2,669)	–	(2,669)
Interest rate contracts	24	(1,052)	–	1,707	679
Balanced Portfolio
Equity contracts	–	(39)	–	–	(39)
Asset Allocation Portfolio
Equity contracts	–	36	–	–	36

Volumes on derivative instruments by contract type and primary risk exposure, for the period ended June 30, 2019 are:

	Volume of Derivative Instruments Held
	Average Number of Contracts		Average Notional (Amounts in Thousands)
Portfolio	Exchange Traded Options	Futures	Forward Currency Contracts	Swaps	Over the Counter Options
Index 500 Stock Portfolio
Equity contracts	–	298	–	–	–
Large Company Value Portfolio
Foreign currency exchange contracts	–	–	15,535	–	–
Equity Income Portfolio
Equity contracts	–	2		–	–
Index 400 Stock Portfolio
Equity contracts	–	116	–	–	–
Mid Cap Value Portfolio
Foreign currency exchange contracts	–	–	36,186	–	–
Index 600 Stock Portfolio
Equity contracts	–	–	–	10	–

Notes to Financial Statements (unaudited)

	Volume of Derivative Instruments Held
	Average Number of Contracts		Average Notional (Amounts in Thousands)
Portfolio	Exchange Traded Options	Futures	Forward Currency Contracts	Swaps	Over the Counter Options
International Growth Portfolio
Foreign currency exchange contracts	–	–	1,170	–	–
Research International Core Portfolio
Foreign currency exchange contracts	–	–	8	–	–
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	–	–	30	–	–
Short-Term Bond Portfolio
Interest rate contracts	–	378	–	–	–
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	34	588	–	27,010	–
Inflation Protection Portfolio
Foreign currency exchange contracts	–	–	2,994	–	–
Credit contracts	–	–	–	6,067	–
Interest rate contracts	–	328	–	–	–
Other contracts	–	–	–	106,017	–
Multi-Sector Bond Portfolio
Credit contracts	–	–	–	272,374	–
Foreign currency exchange contracts	–	–	600,181	–	–
Interest rate contracts	88,178	1,745	–	528,366	22,100
Balanced Portfolio
Equity contracts	–	106	–	–	–
Asset Allocation Portfolio
Equity contracts	–	16	–	–	–

NOTE 6. PORTFOLIO RISK

In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Master Netting Arrangements

The Portfolios are subject to various Master Agreements that govern the terms of certain transactions. Master Repurchase Agreements and Global Master Repurchase Agreements are in place that governs repurchase, reverse repurchase, and sale-buyback financing transactions. Master Securities Forward Transaction Agreements are in place that govern the settlement of certain forward settling transactions including to-be-announced securities, delayed-delivery or sale-buyback financing transactions. Customer Account Agreements and related addenda are in place that govern certain cleared derivative transactions including futures and cleared OTC derivatives. International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA agreements”) are in place that governs certain OTC financial derivative

Notes to Financial Statements (unaudited)

transactions. ISDA agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA agreement. The terms of Master Agreements may reduce counterparty risk with respect to transactions governed by the Master Agreement under certain circumstances. Certain Portfolios have agreements with counterparties that contain provisions, or contingency features, that allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, certain agreements specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the Portfolio’s net assets of more than a certain percentage would allow the counterparty to terminate. In such a situation, the counterparty involved would have the option to waive the triggering event or liquidate the affected positions pursuant to the terms of the related agreement. The aggregate amount of derivatives in a liability position is disclosed in Note 5.

Offsetting Assets and Liabilities

Certain Portfolios are parties to enforceable master netting or similar agreements which provide for the right of offset under certain circumstances. The Portfolios have made an accounting policy election not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities. As such, all financial and derivative instruments are presented on a gross basis on the Statements of Assets and Liabilities. The impacts of netting arrangements that provide the right to offset are detailed below (amounts in thousands). The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing transactions such as repurchase agreements and certain forward settling transactions can only be netted across transactions governed under the same Master Agreement with the same legal entity. For certain Portfolios, derivative amounts do not reconcile to the Statements of Assets and Liabilities due to the Statements of Assets and Liabilities including derivatives that are not covered under master netting or similar agreements. The amount of collateral, for the period ended June 30, 2019, has been limited such that the net amount cannot be less than zero.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral as of period end:

Large Company Value Portfolio

	Derivative Assets (000’s)			Derivative Liabilities (000’s)
Counterparty	Forward Contacts	Swaps	Total Assets	Forward Contacts	Swaps	Total Liabilities	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Goldman Sachs International	$-	$-	$-	$(16)	$-	$(16)	$(16)	$-	$(16)
Morgan Stanley Capital Services	2	-	2	(45)	-	(45)	(43)	-	(43)
Total	$2	$-	$2	$(61)	$-	$(61)	$(59)	$-	$(59)

Mid Cap Value Portfolio
	Derivative Assets (000’s)			Derivative Liabilities (000’s)
Counterparty	Forward Contacts	Swaps	Total Assets	Forward Contacts	Swaps	Total Liabilities	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Goldman Sachs International	$-	$-	$-	$(52)	$-	$(52)	$(52)	$-	$(52)
Morgan Stanley Capital Services, Inc.	5	-	5	(101)	-	(101)	(96)	-	(96)
Total	$5	$-	$5	$(153)	$-	$(153)	$(148)	$-	$(148)

Notes to Financial Statements (unaudited)

Index 600 Stock Portfolio

	Derivative Assets (000’s)			Derivative Liabilities (000’s)
Counterparty	Forward Contacts	Swaps	Total Assets	Forward Contacts	Swaps	Total Liabilities	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
JP Morgan Chase Bank NA	$-	$714	$714	$-	$-	$-	$714	$(350)	$364
Total	$-	$714	$714	$-	$-	$-	$714	$(350)	$364

Inflation Protection Portfolio

	Derivative Assets (000’s)			Derivative Liabilities (000’s)
Counterparty	Forward Contacts	Swaps	Total Assets	Forward Contacts	Swaps	Total Liabilities	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Bank of America NA	$-	$4	$4	$-	$(1,649)	$(1,649)	$(1,645)	$1,595	$(50)
Barclays Bank PLC	-	-	-	-	(2,511)	(2,511)	(2,511)	2,220	(291)
Goldman Sachs International	-	305	305	-	(360)	(360)	(55)	-	(55)
Morgan Stanley Capital Services, Inc.	-	-	-	(36)	-	(36)	(36)	-	(36)
Total	$-	$309	$309	$(36)	$(4,520)	$(4,556)	$(4,247)	$3,815	$(432)

Multi-Sector Bond Portfolio

	Derivative Assets (000’s)			Derivative Liabilities (000’s)
Counterparty	Forward Contacts	Swaps	Total Assets	Forward Contacts	Written Options	Swaps	Total Liabilities	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Bank of America NA	$95	$-	$95	$(403)	$-	$-	$(403)	$(308)	$308	$-
Barclays Bank PLC	5	26	31	(9)	-	-	(9)	22		-
BNP Paribas SA	152	-	152	(224)	-	(1)	(225)	(73)	73	-
Goldman Sachs International	257	27	284	(2,901)	(19)	(39)	(2,959)	(2,675)	26	(2,649)
HSBC Bank USA NA	260	29	289	(127)	-	(32)	(159)	130	(60)	70
JP Morgan Chase Bank NA	13	271	284	(30)	-	-	(30)	254	(220)	-
Morgan Stanley Capital Services	-	-	-	-	(93)	-	(93)	(93)	-	(93)
Royal Bank of Scotland PLC	-	-	-	(8)	-	-	(8)	(8)	-	(8)
UBS AG	1	8	9	(1)	-	-	(1)	8	-	8
Total	$783	$361	$1,144	$(3,703)	$(112)	$(72)	$(3,887)	$(2,743)	$127	$(2,616)

The following is a summary by counterparty of the market value of repurchase agreements, financing transactions, collateral and net exposure as of period end:

Government Money Market Portfolio

Counterparty	Investment in Repurchase Agreements	Payable for Reverse Repurchase Agreements	Payable for Financing Transactions	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Bank of Montreal	$4,000	$-	$-	$4,000	$(4,000)	$-
Bank of Nova Scotia	25,000	-	-	25,000	(25,000)	-
BNP Paribas SA	20,000	-	-	20,000	(20,000)	-
Citigroup Global Markets	20,000	-	-	20,000	(20,000)	-
Goldman Sachs International	10,000	-	-	10,000	(10,000)	-
HSBC Bank USA	5,000	-	-	5,000	(5,000)	-
Mitsubishi UFJ Securities USA	10,000	-	-	10,000	(10,000)	-
Mizuho Bank	10,000	-	-	10,000	(10,000)	-
Natixis SA	20,000	-	-	20,000	(20,000)	-
TD Securities USA	23,000	-	-	23,000	(23,000)	-
Total	$147,000	$-	$-	$147,000	$(147,000)	$-

Notes to Financial Statements (unaudited)

Long-Term US Government Bond Portfolio

Counterparty	Investment in Repurchase Agreements	Payable for Reverse Repurchase Agreements	Payable for Financing Transactions	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Barclays Bank PLC	$-	$-	$(777)	$(777)	$776	$ (1)
Goldman Sachs International	-	-	(58,830)	(58,830)	58,826	(4)
Morgan Stanley Capital Services	-	-	(80,146)	(80,146)	80,028	(118)

Total	$-	$-	$(139,753)	$(139,753)	$139,690	$ (123)

Multi-Sector Bond Portfolio

Counterparty	Investment in Repurchase Agreements	Payable for Reverse Repurchase Agreements	Payable for Financing Transactions	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Barclays Bank PLC	$100,000	$-	$-	$100,000	$(100,000)	$-
BNP Paribas SA	52,500	-	-	52,500	(52,500)	-
JP Morgan Chase Bank NA	100,000	-	-	100,000	(100,000)	-

Total	$252,500	$-	$-	$252,500	$(252,500)	$-

NOTE 7. INVESTMENT ADVISORY, SUB-ADVISORY, AND COMPLIANCE FEES

The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services to MSA, an affiliate and wholly owned subsidiary of Northwestern Mutual. Certain Portfolios, listed below, pay at a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
Index 500 Stock Portfolio	0.20%
Index 400 Stock Portfolio	0.25%
Mid Cap Value Portfolio	0.85%
Small Cap Value Portfolio	0.85%
Government Money Market Portfolio	0.30%
Select Bond Portfolio	0.30%
Balanced Portfolio	0.30%

For the other Portfolios, the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess Over $100 Million
Growth Stock Portfolio	0.60%	0.50%	0.40%
Large Cap Core Stock Portfolio	0.60%	0.50%	0.40%
Mid Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
Small Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
High Yield Bond Portfolio	0.60%	0.50%	0.40%

Portfolio	First $100 Million	Next $400 Million	Excess Over $500 Million
Focused Appreciation Portfolio	0.80%	0.75%	0.70%

Portfolio	First $100 Million	Next $150 Million	Excess Over $250 Million
Large Company Value Portfolio	0.72%	0.67%	0.62%
Domestic Equity Portfolio	0.65%	0.55%	0.50%
International Growth Portfolio	0.75%	0.65%	0.55%
Short-Term Bond Portfolio	0.35%	0.33%	0.30%

Notes to Financial Statements (unaudited)

Portfolio	First $100 Million	Next $150 Million	Excess Over $250 Million
Long-Term U.S. Government Bond Portfolio	0.555%	0.515%	0.495%
Inflation Protection Portfolio	0.58%	0.55%	0.49%
Multi-Sector Bond Portfolio	0.79%	0.78%	0.77%
Asset Allocation Portfolio	0.60%	0.50%	0.40%

Portfolio	First $150 Million	Next $150 Million	Next $200 Million	Excess Over $500 Million
Large Cap Blend Portfolio	0.77%	0.70%	0.62%	0.56%
Research International Core Portfolio	0.88%	0.82%	0.75%	0.68%

Portfolio	First $500 Million	Excess Over $500 Million
Equity Income Portfolio	0.65%	0.60%

Portfolio	First $200 Million	Excess Over $200 Million
Index 600 Stock Portfolio	0.25%	0.20%

Portfolio	First $50 Million	Excess Over $50 Million
International Equity Portfolio	0.85%	0.65%

Portfolio	First $250 Million	Next $250 Million	Next $500 Million	Excess Over $1.0 Billion
Emerging Markets Equity Portfolio	1.14%	1.08%	0.96%	0.78%

MSA, which is the manager and investment adviser of the Series Fund, contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, acquired fund fees, fees for class action, other passive securities litigation and anti-trust claim filing services and such non-recurring and extraordinary expenses as they may arise) will not exceed the following amounts:

Portfolio		Expiration
Focused Appreciation Portfolio	0.90%	April 30, 2020
Large Cap Blend Portfolio	0.85%	April 30, 2020
Large Company Value Portfolio	0.80%	April 30, 2020
Domestic Equity Portfolio	0.75%	April 30, 2020
Equity Income Portfolio	0.75%	April 30, 2020
Mid Cap Value Portfolio	1.00%	April 30, 2020
Index 600 Stock Portfolio	0.35%	April 30, 2020
Small Cap Value Portfolio	1.00%	April 30, 2020
International Growth Portfolio	1.10%	April 30, 2020
Research International Core Portfolio	1.15%	April 30, 2020
Emerging Markets Equity Portfolio	1.50%	April 30, 2020
Short-Term Bond Portfolio	0.45%	April 30, 2020
Long-Term U.S. Government Bond Portfolio	0.65%	April 30, 2020
Inflation Protection Portfolio	0.65%	April 30, 2020
Multi-Sector Bond Portfolio	0.90%	April 30, 2020
Asset Allocation Portfolio	0.75%	April 30, 2020

Growth Stock Portfolio –MSA has agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million, 0.38% on the next $500 million, and 0.36% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Notes to Financial Statements (unaudited)

Focused Appreciation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.66% on the Portfolio’s first $100 million of average net assets, 0.61% on the next $400 million, 0.60% on the next $500 million, and 0.57% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Large Cap Core Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million, and 0.37% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Large Cap Blend Portfolio – Effective May 1, 2019, MSA has agreed to waive a portion of its management fee such that the management fee is 0.76% on the Portfolio’s first $150 million of average net assets, 0.69% on the next $150 million, 0.62% on the next $200 million, and 0.56% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Index 500 Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.20% on the Portfolio’s first $2 billion of average net assets, and 0.18% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Large Company Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.70% on the Portfolio’s first $100 million of average net assets, 0.65% on the next $150 million, 0.59% on the next $250 million, and 0.57% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Domestic Equity Portfolio – For the period from January 1, 2019 through April 30, 2019, MSA agreed to waive a portion of its management fee such that the management fee was 0.65% on the Portfolio’s first $100 million of average net assets, 0.55% on the next $150 million, 0.50% on the next $250 million, 0.47% on the next $500 million, and 0.45% on the average net assets in excess of $1 billion. Effective May 1, 2019, MSA has agreed to waive a portion of its management fee such that the management fee is 0.65% on the Portfolio’s first $100 million of average net assets, 0.55% on the next $150 million, 0.50% on the next $250 million, 0.46% on the next $500 million, and 0.44% on the average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Equity Income Portfolio – For the period from January 1, 2019 through April 30, 2019, MSA agreed to waive a portion of its management fee such that the management fee was 0.62% on the Portfolio’s first $500 million of average net assets, 0.55% on the next $1 billion, and 0.52% on the average net assets in excess of $1.5 billion. Effective May 1, 2019, MSA has agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $500 million of average net assets, 0.55% on the next $1 billion, and 0.52% on the average net assets in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Mid Cap Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.80% on the Portfolio’s first $50 million, 0.65% on the next $50 million, 0.50% on the next $900 million, and 0.49% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Index 400 Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.25% on the Portfolio’s first $500 million and 0.20% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Mid Cap Value Portfolio – For the period from January 1, 2019 through April 30, 2019, MSA agreed to waive a portion of its management fee such that the management fee was 0.79% on the Portfolio’s first $150 million of average net assets, 0.69% on the next $350 million, and 0.66% on the average net assets in excess of $500 million. Effective May 1, 2019, MSA has agreed to waive a portion of its management fee such that the management fee is 0.79% on the Portfolio’s first $150 million of average net assets, 0.68% on the next $350 million, and 0.65% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Notes to Financial Statements (unaudited)

Small Cap Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.85% on the Portfolio’s first $500 million of average net assets, and 0.80% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

International Growth Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.75% on the Portfolio’s first $100 million of average net assets, 0.65% of the next $150 million, 0.55% on the next $750 million, and 0.54% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Research International Core Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.83% on the Portfolio’s first $150 million of average net assets, 0.77% of the next $150 million, 0.70% on the next $200 million, and 0.63% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

International Equity Portfolio – For the period from January 1, 2019 through April 30, 2019, MSA agreed to waive a portion of its management fee such that the management fee was 0.77% on the Portfolio’s first $50 million of average net assets, 0.57% on the next $450 million, 0.54% on the next $500 million, 0.47% on the next $500 million, and 0.41% on the average net assets in excess of $1.5 billion. Effective May 1, 2019, MSA has agreed to waive a portion of its management fee such that the management fee is 0.77% on the Portfolio’s first $50 million of average net assets, 0.57% on the next $450 million, 0.54% on the next $500 million, 0.46% on the next $500 million, and 0.40% on the average net assets in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Emerging Markets Equity Portfolio – For the period from January 1, 2019 through April 30, 2019, MSA agreed to waive a portion of its management fee such that its management fee was 1.01% on the Portfolio’s first $250 million of average net assets, 0.93% on the next $250 million, 0.91% on the next $500 million, and 0.78% on average net assets in excess of $1 billion. Effective May 1, 2019, MSA has agreed to waive a portion of its management fee such that its management fee is 1.00% on the Portfolio’s first $250 million of average net assets, 0.92% on the next $250 million, 0.89% on the next $500 million, and 0.78% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Government Money Market Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.30% on the Portfolio’s first $500 million of average net assets, 0.29% on the next $500 million, and 0.28% in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Short-Term Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.35% on the Portfolio’s first $100 million of average net assets, 0.33% on the next $150 million, 0.30% on the next $250 million, and 0.28% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Select Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.30% on the Portfolio’s first $2 billion of average net assets, and 0.28% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Long-Term U.S. Government Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.555% on the Portfolio’s first $100 million of average net assets, 0.515% on the next $150 million, 0.495% of the next $250 million, and 0.445% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Inflation Protection Portfolio – MSA agreed to waive a portion of its management fee such that the management fee is 0.55% on the Portfolio’s first $100 million of average net assets, 0.50% on the next $150 million, and 0.46% on average net assets in excess of $250 million. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

High Yield Bond Portfolio – MSA agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and

Notes to Financial Statements (unaudited)

0.30% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Multi-Sector Bond Portfolio – For the period from January 1, 2019 through April 30, 2019, MSA agreed to waive a portion of its management fee such that the management fee was 0.74% on the Portfolio’s first $100 million of average net assets, 0.73% on the next $150 million, 0.70% on the next $250 million, and 0.67% on average net assets in excess of $500 million. Effective May 1, 2019, MSA has agreed to waive a portion of its management fee such that the management fee is 0.74% on the Portfolio’s first $100 million of average net assets, 0.73% on the next $150 million, 0.70% on the next $250 million, and 0.65% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Balanced Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.05% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Asset Allocation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.05% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2020.

Waivers are not recoupable in future periods.

With respect to certain Portfolios, MSA has engaged and oversees sub-advisers who manage the day-to-day investment operations of such Portfolios. MSA pays each sub-adviser a fee based on the average daily net assets of each such Portfolio out of its investment management fee.

Compliance fees are paid to Northwestern Mutual, an affiliate of the Series Fund. The compliance fees paid are for the compensation, benefits and expenses of the Chief Compliance Officer and compliance staff. The amounts paid relate only to the Chief Compliance Officer and compliance staffs’ duties and functions performed for the Series Fund.

NOTE 8. FEDERAL INCOME TAX MATTERS

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to the tax treatment of deferred losses, passive foreign investment companies, and financing transactions.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities. Permanent differences primarily relate to character differences with respect to income on swaps, foreign currency transactions, foreign bond sales, passive foreign investment companies and paydowns on structured product investments.

A summary of the Portfolios’ capital loss carryovers as of December 31, 2018 is provided below:

	Short- Term Loss Carryover	Long- Term Loss Carryover	Losses Utilized
	(Amounts in thousands)
International Growth Portfolio	$–	$–	$18,651
Research International Core Portfolio	–	–	5,733
International Equity Portfolio	–	–	21,869
Emerging Markets Equity Portfolio	–	27,787	–
Short-Term Bond Portfolio	1,292	1,794	–
Select Bond Portfolio	53,137	41,852	–
Long-Term U.S. Government Bond Portfolio	2,299	1,140	–
Inflation Protection Portfolio	–	2,853	–
High Yield Bond Portfolio	–	3,390	1,585
Multi-Sector Bond Portfolio	15,599	4,204	–

Capital losses are carried forward indefinitely and retain the character of the original loss. These losses are deferred to the

Notes to Financial Statements (unaudited)

first day of the next fiscal year.

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the years ended December 31, 2018 was as follows:

	2018 Distributions Paid From:
Portfolio	Ordinary Income	Long-term Capital Gain
	(Amounts in thousands)
Growth Stock Portfolio	$19,301	$92,900
Focused Appreciation Portfolio	5,061	24,625
Large Cap Core Stock Portfolio	13,132	162,866
Large Cap Blend Portfolio	1,436	7,945
Index 500 Stock Portfolio	55,595	28,215
Large Company Value Portfolio	6,580	11,246
Domestic Equity Portfolio	16,392	26,745
Equity Income Portfolio	18,363	58,421
Mid Cap Growth Stock Portfolio	48,744	135,034
Index 400 Stock Portfolio	11,291	57,311
Mid Cap Value Portfolio	14,430	43,616
Small Cap Growth Stock Portfolio	6,699	44,317
Index 600 Stock Portfolio	5,807	7,556
Small Cap Value Portfolio	4,714	45,147
International Growth Portfolio	9,563	—
Research International Core Portfolio	10,485	—
International Equity Portfolio	45,976	—
Emerging Markets Equity Portfolio	9,240	—
Government Money Market Portfolio	6,510	—
Short-Term Bond Portfolio	4,636	—
Select Bond Portfolio	67,892	—
Long-Term U.S. Government Bond Portfolio	4,123	671
Inflation Protection Portfolio	7,199	—
High Yield Bond Portfolio	43,280	—
Multi-Sector Bond Portfolio	26,878	—
Balanced Portfolio	55,333	46,465
Asset Allocation Portfolio	6,104	6,578

As of December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
		(Amounts in thousands)
Growth Stock Portfolio	$6,805	$106,399	$–	$120,793
Focused Appreciation Portfolio	6,173	54,376	–	180,004
Large Cap Core Stock Portfolio	13,608	22,462	–	(18,012)
Large Cap Blend Portfolio	2,685	14,864	–	19,209
Index 500 Stock Portfolio	56,955	82,722	–	1,431,031
Large Company Value Portfolio	6,196	11,792	–	(13,998)
Domestic Equity Portfolio	16,004	40,576	–	156,140
Equity Income Portfolio	19,167	46,397	–	27,451
Mid Cap Growth Stock Portfolio	39,746	9,001	–	(70,421)
Index 400 Stock Portfolio	14,512	57,141	–	88,889
Mid Cap Value Portfolio	14,444	43,748	–	(57,038)
Small Cap Growth Stock Portfolio	16,390	72,405	–	2,094
Index 600 Stock Portfolio	3,844	15,085	–	3,599
Small Cap Value Portfolio	3,918	87,580	–	62,030
International Growth Portfolio	9,182	2,373	–	27,637
Research International Core Portfolio	11,737	18,842	–	(15,311)
International Equity Portfolio	41,463	80,375	–	(105,401)
Emerging Markets Equity Portfolio	8,489	–	(27,787)	11,240
Government Money Market Portfolio	–	–	–	–
Short-Term Bond Portfolio	6,513	–	(3,086)	(2,245)
Select Bond Portfolio	85,803	–	(94,989)	(13,301)

Notes to Financial Statements (unaudited)

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
		(Amounts in thousands)
Long-Term U.S. Government Bond Portfolio	$2,528	$–	$(3,439)	$(6,880)
Inflation Protection Portfolio	9,618	–	(2,853)	(20,219)
High Yield Bond Portfolio	45,460	–	(3,390)	(56,077)
Multi-Sector Bond Portfolio	44,755	–	(19,803)	(32,671)
Balanced Portfolio	51,404	11,849	–	(63,871)
Asset Allocation Portfolio	6,129	17,044	–	(8,596)

NOTE 9. VOLUNTARY REIMBURSEMENTS

Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 79% of the foreign dividend taxes withheld attributable to the portion of the Portfolio owned by Northwestern Mutual. Reimbursements are recorded when foreign dividend taxes are accrued.

Voluntary reimbursements for the period ended June 30, 2019 are summarized below:

Portfolio	2019 Reimbursements
International Growth Portfolio	$932,317
Research International Core Portfolio	1,254,969
International Equity Portfolio	4,237,149
Emerging Markets Equity Portfolio	898,547

NOTE 10. GUARANTEES

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of material loss to be remote.

NOTE 11. INVESTMENT INCOME AND SECURITIES TRANSACTIONS

For the period ended June 30, 2019, transactions in securities other than short term investments were:

Portfolios	Total Security Purchases	U.S. Govt. Security Purchases	Total Security Sales/ Maturities	U.S. Govt. Security Sales/ Maturities
		(Amounts in thousands)
Growth Stock Portfolio	$232,478	$—	$248,023	$—
Focused Appreciation Portfolio	21,363	—	71,907	—
Large Cap Core Stock Portfolio	165,592	—	185,576	—
Large Cap Blend Portfolio	16,146	—	30,318	—
Index 500 Stock Portfolio	55,195	—	51,410	—
Large Company Value Portfolio	55,838	—	60,791	—
Domestic Equity Portfolio	65,522	—	38,055	—
Equity Income Portfolio	71,282	—	97,399	—
Mid Cap Growth Stock Portfolio	127,230	—	183,076	—
Index 400 Stock Portfolio	59,561	—	56,361	—
Mid Cap Value Portfolio	105,715	—	104,511	—
Small Cap Growth Stock Portfolio	115,336	—	133,033	—
Index 600 Stock Portfolio	52,187	—	37,978	—
Small Cap Value Portfolio	62,336	—	89,647	—
International Growth Portfolio	93,240	—	81,333	—
Research International Core Portfolio	86,067	—	65,934	—
International Equity Portfolio	420,305	—	395,608	—

Notes to Financial Statements (unaudited)

Portfolios	Total Security Purchases	U.S. Govt. Security Purchases	Total Security Sales/ Maturities	U.S. Govt. Security Sales/ Maturities
		(Amounts in thousands)
Emerging Markets Equity Portfolio	$82,309	$—	$75,423	$—
Short-Term Bond Portfolio	66,808	49,873	38,956	37,785
Select Bond Portfolio	1,265,944	5,278,960	1,256,180	5,250,214
Long-Term U.S. Government Bond Portfolio	715	483,293	14	458,158
Inflation Protection Portfolio	28,133	40,619	19,894	45,115
High Yield Bond Portfolio	120,746	—	107,912	—
Multi-Sector Bond Portfolio	137,932	—	60,630	—
Balanced Portfolio	76,414	—	179,893	—
Asset Allocation Portfolio	8,521	—	19,951	—

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2019 are as follows:

Portfolio	Value at 12/31/2018	Purchases	Sales	Value at 6/30/2019	Change in Unrealized Appreciation/ Depreciation	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 6/30/2019
					(Amounts in thousands)
Balanced:
Growth Stock	$125,484	$-	$9,900	$141,722	$24,060	$2,078	$-	$-	13.5%
Focused Appreciation	65,037	-	8,600	70,714	11,915	2,362	-	-	7.3%
Large Cap Core Stock	63,284	-	4,600	70,866	12,123	59	-	-	11.9%
Large Cap Blend	66,379	-	6,400	70,885	9,377	1,530	-	-	42.0%
Large Company Value	64,660	-	4,700	70,525	10,337	228	-	-	36.5%
Domestic Equity	67,231	-	4,400	70,400	6,114	1,455	-	-	8.2%
Equity Income	64,672	-	4,100	70,749	9,677	500	-	-	9.1%
Mid Cap Growth Stock	88,838	-	17,500	93,652	24,525	(2,211)	-	-	8.7%
Mid Cap Value	85,154	-	6,500	93,121	14,071	397	-	-	17.3%
Small Cap Growth Stock	19,908	-	5,500	18,842	3,579	855	-	-	3.0%
Small Cap Value	29,958	-	16,000	19,089	4,259	872	-	-	4.2%
International Growth	41,168	-	4,000	45,560	7,739	652	-	-	6.1%
Research International Core	102,333	-	8,000	111,670	15,166	2,170	-	-	15.9%
International Equity	38,248	-	-	40,910	2,663	-	-	-	2.4%
Emerging Markets Equity	9,714	-	-	11,202	1,488	-	-	-	1.4%
Select Bond	819,476	22,000	-	892,690	51,214	-	-	-	28.2%
High Yield Bond	130,276	-	-	143,550	13,274	-	-	-	17.2%

	$1,881,820	$22,000	$100,200	$2,036,147	$221,581	$10,947	$-	$-

Notes to Financial Statements (unaudited)

Portfolio	Value at 12/31/2018	Purchases	Sales	Value at 6/30/2019	Change in Unrealized Appreciation/ Depreciation	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 6/30/2019
					(Amounts in thousands)
Asset Allocation:
Growth Stock	$18,864	$-	$900	$21,898	$3,744	$189	$-	$-	2.1%
Focused Appreciation	9,769	-	1,000	10,916	1,872	275	-	-	1.1%
Large Cap Core Stock	10,734	-	500	12,305	2,064	7	-	-	2.1%
Large Cap Blend	11,335	-	900	12,299	1,650	215	-	-	7.3%
Large Company Value	9,804	-	500	10,908	1,580	24	-	-	5.6%
Domestic Equity	9,998	-	200	10,926	1,062	66	-	-	1.3%
Equity Income	9,620	-	200	10,938	1,493	24	-	-	1.4%
Mid Cap Growth Stock	12,844	-	2,125	13,974	3,502	(247)	-	-	1.3%
Mid Cap Value	12,228	-	675	13,636	2,046	37	-	-	2.5%
Small Cap Growth Stock	4,736	-	675	5,149	948	140	-	-	0.8%
Small Cap Value	6,151	-	1,925	5,284	944	114	-	-	1.0%
International Growth	7,803	-	300	9,130	1,578	50	-	-	1.2%
Research International Core	17,045	-	300	19,687	2,860	81	-	-	2.8%
International Equity	7,291	-	-	7,798	508	-	-	-	0.5%
Emerging Markets Equity	1,920	-	-	2,214	294	-	-	-	0.3%
Select Bond	56,264	2,700	-	62,539	3,575	-	-	-	2.0%
High Yield Bond	21,209	-	-	23,370	2,160	-	-	-	2.8%

	$227,615	$2,700	$10,200	$252,971	$31,880	$975	$-	$-

The Series Fund and its Portfolios are permitted to purchase securities from, and sell securities to (so called “cross-trades”), (i) other Portfolios, (ii) any registered investment company which is an affiliate, or an affiliate of an affiliate, or (iii) any person which is an affiliate, or an affiliate of an affiliate, of the Series Fund or the Portfolio solely by reason of having a common investment adviser or sub-adviser (or affiliated investment advisers) or common directors and/or officers, pursuant to procedures adopted by the Board under Rule 17a-7 of the 1940 Act (“Procedures”). These Procedures have been designed to ensure that any cross-trade of securities by a Portfolio complies with Rule 17a-7 of the 1940 Act. Each cross-trade is effected at the current market price as defined under the Procedures. Pursuant to the Procedures, for the period ended June 30, 2019, the Series Fund Portfolios engaged in the following cross-trades (amounts in thousands):

Portfolio	Cross Trade Purchases

Large Cap Core Portfolio	$2,765
Large Company Value Portfolio	1.055
Mid Cap Value Portfolio	1,422
Small Cap Growth Portfolio	751
Small Cap Value Portfolio	269
International Growth Portfolio	1,297
Research International Core Portfolio	286
High Yield Bond Portfolio	222

	Cross Trade Sales

Portfolio	Proceeds	Net Realized Gains (Losses) on Sales

Large Cap Core Portfolio	$2,091	$218
Large Company Value Portfolio	366	24
Mid Cap Growth Stock Portfolio	539	(143)
Mid Cap Value Portfolio	166	(19)
Small Cap Value Portfolio	319	(1,264)
International Growth Portfolio	4,148	(974)
Research International Core Portfolio	41	2

NOTE 12. LITIGATION

The Index 500 Stock, Small Cap Value and Equity Income Portfolios are among the defendants in two lawsuits relating to their receipt of proceeds from the 2007 Tribune Co. leveraged buy-out (“Tribune LBO”) transaction. One lawsuit, filed in a U.S. Bankruptcy Court by a group of unsecured creditors, asserts that the directors and officers of Tribune Co. intentionally defrauded Tribune creditors because Tribune was either insolvent or rendered insolvent by the transactions. Counsel for the Series Fund and other institutional defendants filed a motion to dismiss the intentional fraudulent transfer case in the Southern District of New York and the district court judge granted the motion to dismiss without leave to amend. The dismissal is being appealed to the U.S. Court of Appeals for the Second Circuit. The other set of lawsuits, filed by a group of secured creditors in various U.S. federal courts, asserts that the transfer of proceeds to the above-noted Portfolios (and

Notes to Financial Statements (unaudited)

other shareholders) as part of the Tribune LBO were constructively fraudulent. Following the grant of a motion to dismiss the secured creditors’ constructive fraud claim by the District Court, the affirmation of that dismissal by the U.S. Court of Appeals for the Second Circuit, followed by a denial of a motion for reconsideration, the Plaintiffs requested review of the decision by the U.S. Supreme Court. Based on a decision issued by the U.S. Supreme Court in a different case, the constructive fraudulent transfer case was remanded to the Second Circuit Court of Appeals for a determination of the effect of the recent decision on the claims asserted in the Tribune case. Proceedings are pending in the Second Circuit Court of Appeals. The lawsuits allege no misconduct by the Portfolios or management, and management intends to vigorously defend all claims and allegations. The plaintiffs in both lawsuits seek to recover amounts paid to Tribune shareholders in the leveraged buyout transaction, plus interest and attorneys’ fees and expenses. The value of the proceeds received by these Portfolios in 2007, and the percentage the proceeds represent of each Portfolio’s net assets as of June 30, 2019, were: Index 500 Stock Portfolio $977,000 (0.03%) of net assets; Small Cap Value Portfolio $618,000 (0.11% of net assets); and Equity Income Portfolio $2,873,000 (0.37% of net assets). Management has not concluded that a loss is reasonably likely to occur, and therefore no loss accrual has been recorded.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Proxy Voting and Portfolio Holdings (unaudited)

Proxy Voting Guidelines

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings on a monthly basis with the Securities and Exchange Commission (SEC) on Form N-PORT. Each Portfolio’s holdings reported on Form N-PORT for the first and third quarters of the fiscal year are available on the SEC’s website at http://www.sec.gov. The Government Money Market Portfolio filed its schedule of portfolio holdings for the quarterly period ending March 31, 2019 on Form N-Q. This Form N-Q filing, the final Form N-Q filing to be made by the Series Fund, is available on the SEC’s website. The Portfolios also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on the Internet at www.northwesternmutual.com.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

Northwestern Mutual Series Fund, Inc.

Annual Contract Review Process

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose in its annual or semi-annual report, as applicable, the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.

At least annually, the Board of Directors (the “Board”) of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) considers and votes upon the renewal of the investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and each of the sub-advisers of those portfolios of the Series Fund (each, a “Portfolio” and collectively, the “Portfolios”) for which Mason Street Advisors and the Board have appointed a sub-adviser. In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis during the course of the year.

Board Approvals During the Six-Month Period Ended June 30, 2019

At its February 28, 2019 meeting, the Board, including the directors who are not “interested persons” (as that term is defined in the 1940 Act) of the Series Fund or Mason Street Advisors (the “Independent Directors”), unanimously approved the continuance of the Amended and Restated Advisory Agreement between the Series Fund and Mason Street Advisors with respect to each of the Series Fund’s Portfolios (the “Advisory Agreement”).

Also at its February 28, 2019 meeting, the Board, including the Independent Directors, unanimously approved the continuance of a (1) Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Mellon Investments Corporation (“Mellon”) relating to the Series Fund’s Growth Stock Portfolio, and a (2) Third Amended and restated Investment Sub-Advisory Agreement between Mason Street Advisors and Wellington Management Company LLP (“Wellington”) relating to the Series Fund’s Small Cap Growth Stock, Large Cap Core Stock and Mid Cap Growth Stock Portfolios.

At its June 5, 2019 meeting, the Board, including the Independent Directors, unanimously approved the continuance of a (1) Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Massachusetts Financial Services Company (“MFS”) relating to the Series Fund’s Research International Core Portfolio, (2) Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and FIAM LLC (“FIAM”) relating to the Series Fund’s International Growth Portfolio, (3) Fourth Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Templeton Investment Counsel, LLC (“Templeton”) relating to the Series Fund’s International Equity Portfolio, (4) Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Fiduciary Management, Inc. (“FMI”) relating to the Series Fund’s Large Cap Blend Portfolio, and (5) an Amended Investment Sub-Advisory Agreement between Mason Street Advisors and Aberdeen Asset Managers Limited (“Aberdeen”) relating to the Series Fund’s Emerging Markets Equity Portfolio. Mellon, Wellington, MFS, FIAM, Templeton, FMI and Aberdeen are sometimes collectively referred to herein as the “Sub-Advisers,” their respective sub-advised Portfolios are collectively referred to herein as the “Sub-Advised Portfolios” and the respective Investment Sub-Advisory Agreements with the Sub-Advisers are collectively referred to herein as the “Sub-Advisory Agreements.”

In determining whether to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements on behalf of the Series Fund, the Board requested and received detailed information from Mason Street Advisors and the Sub-Advisers in advance of each meeting to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. While particular focus was given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to Mason Street Advisors and the Sub-Advisers and the nature, extent and quality of

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

the services they provide to the Portfolios is an ongoing one. As a result, the Board’s consideration of such services, and the performance, fees, costs and other relevant factors was informed by information provided and deliberations that occurred at other meetings throughout the year.

The Independent Directors received a memorandum from their counsel advising them of their responsibilities in connection with the review of the Advisory Agreement and Sub-Advisory Agreements, and summarizing the legal standards governing the review and approval of these Agreements. The Independent Directors reviewed these standards with their counsel during the course of the meetings, including how these standards should be applied to the review of information relating to sub-advisers under the Series Fund’s manager of managers structure. During the course of their deliberations, the Independent Directors had the opportunity to meet privately without representatives of Mason Street Advisors and the Sub-Advisers, and were represented throughout the process by legal counsel.

Continuation of the Advisory Agreement between the Series Fund and Mason Street Advisors

At its February 28, 2019 meeting, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement with respect to each Series Fund Portfolio. In addition to the information presented by and about Mason Street Advisors and its affiliates during the course of that meeting, the materials provided to the directors in advance of the meeting included Mason Street Advisor’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from Mason Street Advisors designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Advisory Agreement. Those materials also included an independent report prepared by Broadridge (“Broadridge Report”) for each of the Portfolios. The Broadridge Report provided details regarding the fees, expenses, and performance returns captured over a variety of measurement periods, as well as comparative information associated with a Broadridge peer group for each Portfolio as selected by Broadridge based on the Portfolio’s investment style, characteristics and asset levels, and further customized to filter out funds with different share class characteristics and fund structures. The Broadridge Report included an executive summary of the performance and expense information compiled by Broadridge to facilitate the directors’ review. The materials provided to the Independent Directors included an overview from the Mason Street Advisors’ Chief Compliance Officer (“MSA-CCO”) of Mason Street Advisors’ compliance program, as well as the MSA-CCO’s Annual Compliance Report summarizing the results of his review and assessment of the adequacy of Mason Street Advisors’ compliance program. The Independent Directors were also provided with an overview from the Series Fund’s Chief Compliance Officer (“SF-CCO”) of the Series Fund’s compliance program along with the SF-CCO’s Annual Compliance Report summarizing the results of his review and assessment of the adequacy of the Series Fund’s compliance program. In addition to the information presented at the February 28, 2019 meeting, the directors’ considerations were informed by the information regularly provided to them throughout the year regarding the Portfolios and Mason Street Advisors, their experience with and knowledge of the nature and quality of services provided by Mason Street Advisors to the Portfolios and their interactions with representatives of Mason Street Advisors and its affiliates.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement include those discussed below. The directors evaluated the information they deemed relevant on a Portfolio-by-Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of Mason Street Advisors’ services, factors considered by the directors included Mason Street Advisors’ overall business, organization and management structure, and the tenure and experience of Mason Street Advisors’ investment personnel. The directors considered the performance of each Portfolio over various time periods as presented at the February 28, 2019 meeting and at each of the quarterly meetings prior thereto.

Included as part of their review were the presentations and information provided by Mason Street Advisors regarding the services provided by Mason Street Advisors, including investment management and administrative services and services

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

related to the oversight and evaluation of the various sub-advisers appointed to manage the majority of the Series Fund’s Portfolios. The directors noted favorably the collaborative efforts of Mason Street Advisor’s portfolio managers providing day-to-day portfolio management services for the two allocation and three index-based Portfolios. The directors recognized that in addition to the investment advisory services provided, Mason Street Advisors and its affiliates provided administrative services critical to the operation of the Portfolios and the servicing of the Series Fund’s investors. The risk management infrastructure implemented by Mason Street Advisors, the Series Fund’s compliance program and compliance infrastructure, and its various compliance policies and procedures, oversight of brokerage and trading, and succession planning were also considered by the directors.

Based on their review of these factors, and reflecting upon their experience with Mason Street Advisors’ services provided to the Portfolios, the Board concluded, as part of their overall evaluation of the Advisory Agreement, that they were satisfied with the nature, extent and quality of services provided by Mason Street Advisors with respect to each Portfolio, including the resources committed by Mason Street Advisors and its affiliates in providing those services, and the experience and capabilities of the personnel rendering such services.

Investment Performance. The Broadridge Report and reporting information provided by Lipper assisted the Board in its evaluation of the performance of the Portfolios. The directors considered the investment performance of each of the Portfolios over a variety of periods. In addition to considering performance for each Portfolio for both short- and long-term periods, the directors considered: (i) a comparison of each Portfolio’s one-, three-, and five-year (as applicable) performance to the returns of appropriate benchmarks and indices, and to the performance averages of each Portfolio’s respective Broadridge and Lipper peer groups for the same periods; (ii) the Broadridge overall star rating and Lipper quintile rating for each Portfolio; and (iii) the Broadridge and Lipper performance rankings for each Portfolio for the one-, three- and five-year time periods (as applicable). The directors evaluated each Portfolio’s performance against these peer groups and industry benchmarks and indices. They viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Portfolios. The directors were also presented with information from Mason Street Advisors regarding the relevant market conditions and other factors affecting the performance of each Portfolio. The directors evaluated a chart provided by Broadridge regarding each Portfolio’s net returns relative to net expenses for the five-year period ended December 31, 2018, focusing in particular on those Portfolios in the bottom half on a comparative basis. The directors considered the steps that already had been taken to improve the performance of those Portfolios, which included, in all but one instance, the appointment of new sub-advisers. The directors noted that, with respect to the Growth Stock Portfolio, performance improvement plans implemented by the Portfolio’s sub-adviser would continue to be monitored.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. The directors gave weight to their ongoing discussions with senior management at Mason Street Advisors concerning Portfolio performance, as well as discussions regarding performance, investment process and investment strategies among the Board, the Sub-Advisers and the portfolio managers of the Portfolios that occurred at meetings from time to time. While attentive to short-term performance and what it might indicate, the directors generally placed greater emphasis on longer-term performance.

The directors considered the performance returns of the Portfolios as reported by Broadridge, which indicated that 15 of the 27 Portfolios were ranked in the first quartile of their respective Broadridge category peer groups for the one-year period ended December 31, 2018, that 13 of the 27 Portfolios were ranked in the first or second quartile for each of the one-, three- and five-year periods ended December 31, 2018, and that 19 of the 27 Portfolios were ranked in the first or second quartile for the five-year period ended December 31, 2018. The directors also considered the performance returns of the Portfolios as reported by Lipper, which indicated that 19 of the 27 Portfolios were ranked in either the first or second quartile for the one-year period ended December 31, 2018, and that 19 of the 27 Portfolios were ranked in the first or second quartile for the three-year period ended December 31, 2018.

Based on the Board’s review of investment performance over various periods, an analysis of the factors resulting in the performance of certain of the Portfolios, the Board concluded that, considering investment performance within the context

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

of its overall determinations regarding the Advisory Agreement, it was satisfied with the relative investment performance of each Portfolio over time.

Management Fees and Other Expenses. The Broadridge Report assisted the Board in the evaluation of the relative expenses of the Portfolios. The directors reviewed a comparison of the management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The directors further considered the expenses of each Portfolio and a comparison of those expenses with each Portfolio’s respective peer group and fund category group as a guide to help assess the reasonableness of each Portfolio’s advisory fees and net and total expense ratios. The Broadridge Report also included additional comparative information relating to other fee components, including costs relating to custodial services, shareholder reporting, audit expenses and advisory fees. The directors used the comparative data to help assess the reasonableness of each Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds because of the differing manner in which service providers bundle the services they provide and the fees they charge.

In evaluating the level of management fees paid by each Portfolio, the directors considered the structure and size of the Portfolios, the fees paid by each Portfolio under the Advisory Agreement, the expense cap and fee waiver agreements in place for certain Portfolios, and the amounts waived or reimbursed by Mason Street Advisors under such agreements. In considering Mason Street Advisors’ management fees on a stand-alone basis, the directors took into consideration that the management fees compensated Mason Street Advisors for a broader range of services (both investment management and administrative services) than may be included under a typical investment management contract, and concluded that as a result of these additional services, viewing Mason Street Advisors’ management fees in light of Broadridge-reported averages might not provide a complete frame of reference for comparative purposes.

The directors considered information made available regarding compensation paid to Mason Street Advisors by other clients and differences between the fees paid by these clients and the fees paid by the Series Fund. The directors recognized that Mason Street Advisors’ other clients were affiliated institutional accounts. The directors were informed that the advisory fees charged to these other clients were based on different factors and considerations, including differences in the level and nature of services provided by Mason Street Advisors, differences in the applicable regulatory structure, differences in the investment objectives and policies of these other clients and, moreover, the affiliated nature of the other relationships. Accordingly, the directors did not consider the advisory fees charged to these other clients as particularly relevant in assessing the advisory fees charged under the Advisory Agreement.

The directors also evaluated each Portfolio’s total operating expenses over various periods. The directors commented specifically on Mason Street Advisors’ consistent attention to managing portfolio expenses. The directors expressed satisfaction with the continued good expense rankings of the Portfolios, observing that all but one of the Portfolios were ranked in Broadridge’s first or second quartile (meaning lowest expenses) for total expenses within their respective category groups at December 31, 2018, with 23 of the Portfolios ranking in the first quartile. The directors considered the savings that continue to be achieved by the 2017 change in the Portfolios’ custodian, and the resulting favorable impact on the expense rankings of the Portfolios. The directors considered that, with respect to the Large Cap Blend Portfolio, which had ranked in the 55th percentile in expenses for the year ended December 31, 2018, the advisory fee waiver that was being implemented by Mason Street Advisors should improve the Portfolio’s expense ranking as assets in the Portfolio increase.

Based on their review of the management fees and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Portfolios (as modified by the applicable expense waivers and fee caps) were reasonable in relation to the nature, scope and quality of advisory services provided by Mason Street Advisors and the performance of the Portfolios.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors with respect to the Portfolios. The directors considered Mason Street Advisors’ pricing methodology for its services as investment adviser, noting that it had remained consistent with prior years. The directors considered Mason Street Advisors’ quarterly presentation to the directors regarding Mason Street Advisors’ revenues,

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

expenses, income and profit margins allocable to its services to the Portfolios on an aggregate and a per Portfolio basis, and reviewed Mason Street Advisors’ allocation methodology with respect to its revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by information regarding the range of expenses in each Portfolio’s respective Broadridge peer group and fund group category and the ranking of each Portfolio within the applicable peer group and fund group category. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the directors considered services provided by affiliates of Mason Street Advisors.

The directors considered the allocation of fees as between Mason Street Advisors and each sub-adviser as well as applicable asset levels, breakpoints, total expenses and management fee waivers that are in place for those Portfolios. As part of the allocation of fees, the Board considered Mason Street Advisors’ decision for the upcoming year to add an advisory fee waiver for the Large Cap Blend Portfolio, to increase advisory fee waivers with respect to six of the Portfolios, and to retain all other existing fee waivers and expense caps at their current level for an additional one-year period. The directors also considered the impact to Mason Street Advisors’ profitability of the recent change in the model for the delivery of fund accounting services to the Series Fund.

The directors also received information on soft dollar arrangements and any other benefits to Mason Street Advisors or its affiliates arising from its relationship with the Portfolios, including (as applicable) the participation of fund families advised by certain sub-advisers to the Portfolios on the retail brokerage platform maintained by a brokerage affiliate of Mason Street Advisors, the participation of such fund families in a certain mutual fund partner program offered by such brokerage affiliate of Mason Street Advisors, and the payment of fees by the fund families based upon participation on the brokerage platform and the mutual fund partner program maintained by the brokerage affiliate of Mason Street Advisors.

The directors also considered that the assets of certain of the Portfolios are invested in certain exchange traded funds (“ETFs”) beyond the limitations of the 1940 Act, in reliance on certain exemptive orders issued by the Securities and Exchange Commission to such ETFs. The Board concluded that the advisory fees payable to Mason Street Advisors by such Portfolios were based on services that were in addition to, and not duplicative of, services provided by the ETFs. The Board also considered the fund of funds model employed by the Asset Allocation and Balanced Portfolios and the reduced advisory fees charged for those two Portfolios.

The directors recognized the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability, since such information generally is not publicly available and may be impacted by numerous factors specific to the investment adviser and its method of allocating revenues and expenses. Based on their review of the profitability provided for each Portfolio, the Board concluded that they were satisfied that Mason Street Advisors’ level of profitability arising from each Portfolio was not excessive.

Economies of Scale. The directors also considered whether each Portfolio’s expense structure permitted economies of scale to be shared with Portfolio investors. The directors considered that breakpoints are contained in the management fee schedules for 20 of the 27 Portfolios and further considered the extent to which the Portfolios may benefit from economies of scale through those breakpoints. The directors also considered Mason Street Advisors’ explanation of why breakpoints for the remaining Portfolios had not been established, including that those Portfolios were ranked the lowest or close to the lowest in terms of total expenses of each Portfolio’s respective peer group as determined by Broadridge or benefited from advisory fee waivers and/or expense limitation agreements put in place by Mason Street Advisors. Also considered was Mason Street Advisors’ commitment to continue to regularly work with the Board to evaluate the need for additional breakpoints or fee waivers as each Portfolio’s assets grow over time. In particular, the directors considered that Mason Street Advisors had agreed to add an advisory fee waiver to the Large Cap Blend Portfolio and to increase fee waivers with respect to six of the Portfolios. Based on this information, the Board concluded that, within the context of its overall determinations regarding the Advisory Agreement, each Portfolio’s fee structure reflected appropriate economies of scale for the benefit of Portfolio investors.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

Continuation of the Sub-Advisory Agreements between Mason Street Advisors and Certain Sub-Advisers

At its February 28, 2019 and June 5, 2019 meetings, the Board, including the Independent Directors, unanimously approved the continuance of the Sub-Advisory Agreements with respect to the Sub-Advised Portfolios. At those meetings, the directors received a presentation from representatives of each Sub-Adviser involved in the management of the respective Sub-Advised Portfolios. In addition to the information presented by and about the Sub-Advisers during the course of those meetings, the directors also had each Sub-Adviser’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from the Sub-Advisers designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Sub-Advisory Agreements. The directors also had Mason Street Advisors’ Executive Summary and Overview of each Sub-Adviser and other materials prepared by Mason Street Advisors. The materials contained detailed information on performance over multiple time periods, expenses, brokerage commissions, portfolio turnover, style consistency, key portfolio statistics and metrics, and other factors with respect to each of the Sub-Advised Portfolios. The materials also contained an analysis of the Sub-Advisers’ responses to the compliance questions contained in the Section 15(c) Report and the observations of the Series Fund’s Chief Compliance Officer regarding the compliance structure and practices of each Sub-Adviser. The directors also considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisers and their ongoing discussions with representatives of Mason Street Advisors, its affiliates and each Sub-Adviser.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of each of the Sub-Advisory Agreements include those discussed below. The directors evaluated a variety of information they deemed relevant on a Portfolio-by-Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the Board. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of each Sub-Adviser’s services, the directors reviewed each Sub-Adviser’s financial strength, assets under management and overall reputation. The directors evaluated the investment strategies employed by each Sub-Adviser, as well as the personnel providing such services with respect to the Sub-Advised Portfolio. In particular, the directors considered update presentations given by the portfolio managers and how the Sub-Advised Portfolios were being positioned in the current market environment. The directors also considered Mason Street Advisors’ reports on due diligence visits and conference calls that had been conducted with certain of the Sub-Advisers.

With respect to the Sub-Advisory Agreements reviewed in February, the directors considered the potential impact of the modified role of the principal portfolio manager assigned to the Growth Stock Portfolio, for which Mellon serves as sub-adviser, and whether the Portfolio was likely to achieve strong performance under the current portfolio management team. The directors also considered Mellon’s management presentation provided to the Board outlining recent organizational changes and the evolution of the portfolio management team for the Portfolio, as well as the loss of certain analysts on the investment team, and assessed the potential impact of these developments on investment management resources. The directors considered the performance track record of the current portfolio management team and the firm’s new compensation structure in place for portfolio managers. The directors also considered the impact of the 2018 merger of Mellon into an affiliated investment adviser, as well as recent layoffs affecting Mellon’s parent company. The directors took into consideration Mellon’s representations that the parent company layoffs have not affected the investment teams, and information regarding the firms’ planned investments into its asset management business. With respect to Wellington, the directors commented favorably regarding the depth of talent on the firm’s investment team, particularly in light of the addition of analysts in certain sectors, and the capabilities of the portfolio manager providing services to the Large Cap Core Stock Portfolio.

With respect to the Sub-Advisory Agreements considered for continuance in June, the directors considered recent and planned workforce reductions by Templeton’s parent company, as well as Templeton’s assurances that the reductions would not impact Templeton’s investment professional staff. The directors observed that while Templeton had experienced recent declines in assets under management, it was not anticipated that the declines would have a negative impact on the firm’s

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

ability to attract and retain investment professionals. The directors also considered recent changes made by Templeton to its global equity investment group and research platform structure, concluding that such changes should improve the efficiency of the firm’s investment management process. With respect to Aberdeen, the sub-adviser to the Emerging Markets Equity Portfolio, the directors considered updated information about the continued impact of the 2017 merger of Aberdeen’s parent company with Standard Life plc, and remained confident that the merger had not negatively affected the portfolio management team assigned to the Portfolio, or the investment process previously employed by Aberdeen. With respect to the Research International Core Portfolio, for which MFS serves as sub-adviser, the directors considered that certain changes were made in the portfolio managers responsible for the Portfolio, but noted favorably that, in light of the research-driven investment process employed by MFS, such personnel changes were unlikely to cause a negative impact. The directors also considered certain changes in the sector team leads on the MFS investment team and viewed favorably the background and experience of the newly-appointed sector leads. With respect to the Large Cap Blend Portfolio, for which FMI serves as sub-adviser, the directors considered the current positioning of the holdings in the Portfolio and expressed a high degree of confidence in the portfolio manager for the Portfolio. With respect to the International Growth Portfolio, for which FIAM serves as sub-adviser, the directors considered recent sector lead changes, and concluded that such changes would not be impactful to the firm’s ability to continue to provide high-quality services to the Portfolio.

The directors also considered each Sub-Adviser’s investment philosophy and process and the scope of services provided by the Sub-Advisers. Consideration was also given to the Sub-Advisers’ respective reputations and experience in providing investment management services and the performance of each Sub-Advised Portfolio. Based on their review of these factors, their discussions with the Sub-Advisers, and their experience with the services provided by the Sub-Advisers for the respective Sub-Advised Portfolios, the Board concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied with the nature, extent and quality of services, and the resources committed by each Sub-Adviser in providing those services, and were satisfied with the experience and capabilities of the Sub-Advisers and the personnel associated with the Sub-Advised Portfolios.

Investment Performance. The directors reviewed the investment performance of each of the Sub-Advised Portfolios over a variety of time periods. In addition to considering performance for each Sub-Advised Portfolio for both short- and long-term periods, the directors considered: (i) a comparison of each Sub-Advised Portfolio’s one-, three-, and five-year (as applicable) performance to the returns of appropriate benchmarks and indices, and to the performance averages of each Sub-Advised Portfolio’s respective Broadridge and Lipper peer groups for the same periods; (ii) the Broadridge overall star rating and Lipper quintile rating for each Sub-Advised Portfolio; and (iii) the Broadridge and Lipper performance rankings for each Sub-Advised Portfolio for the one-, three- and five-year time periods (as applicable). The directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Sub-Advised Portfolios. The directors also considered the performance of accounts managed in a similar manner by each of the Sub-Advisers and information from the Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios.

With respect to the Growth Stock Portfolio managed by Mellon, the directors considered the performance track record of the current portfolio management team and the firm’s new compensation structure in place for portfolio managers. The directors noted that the Growth Stock Portfolio was ranked in Lipper’s 27th percentile for the year ended December 31, 2018, and had experienced strong recent performance. The directors considered the repeatability of such performance in light of the changes to the portfolio management team at Mellon. The directors considered that there had been no changes to the firm’s investment philosophy or the investment process employed for the Growth Stock Portfolio as a result of the portfolio management transition. With respect to the Portfolios managed by Wellington, the directors considered the challenged performance for the one-year period ended December 31, 2018. With respect to the Small Cap Growth Stock Portfolio managed by Wellington, the directors commented favorably on the Portfolio’s overall strong long-term performance record. The directors also noted favorably the portfolio manager’s presentation to the Board, and the explanation offered for the Portfolio’s near-term underperformance. With respect to the Mid Cap Growth Stock Portfolio managed by Wellington, the directors observed that the portfolio manager was adhering to the investment process that had previously been communicated to the Board, despite short-term performance challenges. The directors also commented favorably on the

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

quality of the presentation provided to the Board by the portfolio manager for the Mid Cap Growth Stock Portfolio. With respect to the Mid Cap Growth Stock Portfolio and the Large Cap Core Stock Portfolio, also managed by Wellington, the directors noted that it was premature to draw any conclusions regarding underperformance for 2018 given Wellington’s short tenure as sub-adviser for these Portfolios. The directors commented favorably regarding the depth of talent on the firm’s investment team and the capabilities of the portfolio manager providing services to the Large Cap Core Stock Portfolio.

With respect to the Research International Core Portfolio managed by MFS, the directors identified no performance concerns. The directors commended the strong performance record for the International Growth Portfolio during FIAM’s tenure as sub-adviser. With respect to the International Equity Portfolio sub-advised by Templeton the directors noted recent performance challenges and considered the structural changes implemented by Templeton to address these performance concerns. With respect to the Emerging Markets Portfolio, the directors considered Aberdeen’s explanation for the underperformance during 2017, and noted that the Portfolio had outperformed its benchmark for the three-month and one-year periods ended March 31, 2019. With respect to the Large Cap Blend Portfolio, the directors considered the explanation of FMI’s portfolio manager regarding the impact of the extended bull market on the Portfolio’s performance, and observed that the Portfolio continued to perform as expected given its stated investment style. The directors also noted that the Portfolio had outperformed during the fourth quarter of 2018.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. While attentive to short term performance and what it might indicate, the directors generally placed greater emphasis on longer-term performance. For the reasons set forth above, the Board concluded that, considering investment performance within the context of its overall determinations regarding the Sub-Advisory Agreements, it was satisfied with the relative investment performance of the Sub-Advised Portfolios.

Management Fees and Other Expenses. The directors evaluated the reasonableness of the management fees and total expenses paid by the Sub-Advised Portfolios under the Sub-Advisory Agreements. The directors considered the fees paid by each Sub-Advised Portfolio. The directors also considered the sub-advisory fees paid by Mason Street Advisors out of its management fee, including a comparison of those fees with fees charged by the respective Sub-Advisers for similarly-managed accounts. In considering the level of management fees, the directors evaluated the size of the Sub-Advised Portfolios, expenses assumed by Mason Street Advisors, and the existing expense limitation and/or fee waiver arrangements agreed to by Mason Street Advisors with respect to each Sub-Advised Portfolio.

As part of their evaluation, the directors reviewed an independent analysis prepared by Broadridge of comparative expense data for each Sub-Advised Portfolio. Broadridge provided data as of December 31, 2018 comparing each Sub-Advised Portfolio’s net and total expenses with those of a peer group of funds utilized in connection with variable insurance products sharing a similar investment classification, objective and asset allocation, each as selected by Broadridge. The directors considered the comparative data as a guide to help assess the reasonableness of each Sub-Advised Portfolio’s net and total expense ratios. The directors considered that 26 of the Sub-Advised Portfolios were in the first or second Broadridge quartiles (meaning lowest) for total expenses associated with their respective category groups for the period ended December 31, 2018, and that six of the seven Sub-Advised Portfolios at issue were ranked in Broadridge’s first quartile for total expenses for the same period. The directors considered that the remaining Sub-Advised Portfolio was ranked in the 55th percentile for net total expenses, but also noted that FMI had agreed to a sub-advisory fee reduction in connection with the renewal of its Sub-Advisory Agreement.

The directors also reviewed the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios. The directors took into consideration the advisory fee waiver and/or expense limitation agreements that were in place with respect to each of the Sub-Advised Portfolios, except for the Small Cap Growth Stock Portfolio, which ranked in the first quartile of its peer group for both net and total expenses (meaning lowest expenses).

Based on their review of the above information and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Sub-Advised Portfolios were reasonable in relation to the

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios and the expense caps and waivers that were in place or were being implemented.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors from the Sub-Advised Portfolios. The directors considered Mason Street Advisors’ quarterly presentation to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Sub-Advised Portfolios on an aggregate and a per Portfolio basis, and Mason Street Advisors’ allocation methodology with respect to revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by the aforementioned information regarding the expense-based rankings of each Sub-Advised Portfolio within the Portfolio’s respective Broadridge peer group category. The directors also considered the profitability information related to certain of the Sub-Advised Portfolios where such information had been provided. In all instances, including those where profitability information had not been provided, the directors recognized that sub-advisory fees were the result of arm’s-length negotiations between Mason Street Advisors and each Sub-Adviser. The directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information had been developed using a variety of assumptions and other factors. The directors concluded that they had received sufficient information to evaluate the Sub-Advisers’ costs and profitability.

The directors considered certain fall-out benefits that may be realized by Mason Street Advisors and its affiliates due to their relationship with the Sub-Advised Portfolios, including (as applicable) the participation of fund families advised by certain Sub-Advisers to the Sub-Advised Portfolios on the retail brokerage platform maintained by a brokerage affiliate of Mason Street Advisors, the participation of such fund families in certain a mutual fund partner program offered by such brokerage affiliate, and the payment of fees by the fund families based upon participation on the brokerage platform and the mutual fund partner program maintained by the brokerage affiliate of Mason Street Advisors. The directors also reviewed information concerning certain of the Sub-Advisers’ soft dollar arrangements and any other benefits to the Sub-Advisers arising from their relationships with the Sub-Advised Portfolios. Based on their review, the Board concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied that the fees paid by each of the Sub-Advised Portfolios, and the profits realized by Mason Street Advisors and the Sub-Advisers due to their relationship with the Sub-Advised Portfolios, were not excessive.

Economies of Scale. The directors also considered whether each Sub-Advised Portfolio’s expense structure permitted economies of scale to be shared with such Portfolio’s investors. The directors considered the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios and the extent to which the Sub-Advised Portfolios may benefit from economies of scale through those breakpoints. The directors also took into account the expense limitation arrangements in place for the Large Cap Blend, International Growth, Research International Core and Emerging Markets Equity Portfolios, and the fee waiver arrangements in place with respect to the Large Cap Core Stock, Mid Cap Growth Stock, Large Cap Blend, Growth Stock, International Growth, Research International Core, International Equity and Emerging Markets Equity Portfolios. The directors also considered the total assets and expense ratio of each Sub-Advised Portfolio. Based on this information, the Board concluded, within the context of its overall determinations regarding the Sub-Advisory Agreements, that each Sub-Advised Portfolio’s fee structure reflected appropriate economies of scale for the benefit of such Portfolio’s investors.

Other Information

The directors were presented with other information to assist them in their consideration of the continuation of the Advisory Agreement and Sub-Advisory Agreements, including information about the services provided by affiliates of Mason Street Advisors to the Portfolios and information regarding Mason Street Advisors’ and the Sub-Advisers’ brokerage practices and commissions. The directors took into consideration reports from Mason Street Advisors on its review of the respective compliance programs of the Sub-Advisers, including any recent compliance exceptions noted and the applicable Sub-Adviser’s response. Also considered were key affiliations and business relationships between the Sub-Advisers and their affiliates and Mason Street Advisors’ parent company and affiliates. Their review further included information relating to each Sub-

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

Adviser’s risk management infrastructure, pending or recent litigation or regulatory actions to which a Sub-Adviser or its affiliates may have been a party, and the applicable Sub-Adviser’s responses to those actions. The directors also considered information regarding each Sub-Adviser’s code of ethics and business continuity plans, portfolio manager compensation, portfolio turnover, succession planning and other matters they deemed relevant.

Conclusions of the Directors

Based on a consideration of the foregoing, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of their reasonable business judgment, concluded that the terms of the Advisory Agreement and the Sub-Advisory Agreements were fair and reasonable and approved the continuation of each Agreement for another year as being in the best interests of each Portfolio.

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Full Schedule of Investments is included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Disclosure Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1) Not applicable.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: August 15, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: August 15, 2019

By:	/s/ Todd M. Jones
Todd M. Jones, Vice President,
Chief Financial Officer and Treasurer

Date: August 15, 2019